UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio
Wireless Portfolio

Semi-Annual Report
August 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Telecommunications Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Telecommunications Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Verizon Communications, Inc.	23.1
AT&T, Inc.	17.1
T-Mobile U.S., Inc.	8.0
Iridium Communications, Inc.	4.7
Cogent Communications Group, Inc.	4.5
Liberty Global PLC Class C	4.1
Telephone & Data Systems, Inc.	4.0
Radius Global Infrastructure, Inc.	3.5
Comcast Corp. Class A	3.3
Gogo, Inc.	3.1
75.4

Industries (% of Fund's net assets)

Diversified Telecommunication Services	72.7
Wireless Telecommunication Services	17.0
Media	6.2
IT Services	0.8
Construction & Engineering	0.2
Software	0.2

Telecommunications Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	4,700	526,964
Diversified Telecommunication Services - 72.7%
Alternative Carriers - 23.5%
Anterix, Inc. (a)	118,700	5,038,815
Bandwidth, Inc. (a)	83,700	1,297,350
Cogent Communications Group, Inc.	198,139	10,550,902
EchoStar Holding Corp. Class A (a)(b)	306,300	5,638,983
Globalstar, Inc. (a)(b)	720,600	1,441,200
Iridium Communications, Inc. (a)(b)	249,911	11,093,549
Liberty Global PLC Class C (a)	448,536	9,558,302
Liberty Latin America Ltd. Class C (a)	1,053,033	7,339,640
Lumen Technologies, Inc. (b)	350,400	3,489,984
		55,448,725
Integrated Telecommunication Services - 49.2%
AT&T, Inc.	2,296,020	40,272,191
ATN International, Inc.	61,800	2,895,330
Frontier Communications Parent, Inc. (a)	232,100	5,978,896
IDT Corp. Class B (a)	157,000	4,014,490
Radius Global Infrastructure, Inc. (a)	596,400	8,212,428
Verizon Communications, Inc.	1,302,797	54,469,942
		115,843,277
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		171,292,002
IT Services - 0.8%
Internet Services & Infrastructure - 0.1%
Twilio, Inc. Class A (a)	4,000	278,320
IT Consulting & Other Services - 0.7%
Amdocs Ltd.	17,800	1,521,366
TOTAL IT SERVICES		1,799,686
Media - 6.2%
Cable & Satellite - 6.2%
Charter Communications, Inc. Class A (a)	2,800	1,155,364
Comcast Corp. Class A	214,500	7,762,755
Liberty Broadband Corp. Class C (a)	56,924	5,789,171
		14,707,290
Software - 0.2%
Application Software - 0.2%
RingCentral, Inc. (a)	8,500	365,840
Wireless Telecommunication Services - 17.0%
Wireless Telecommunication Services - 17.0%
Gogo, Inc. (a)	494,300	7,345,298
Millicom International Cellular SA (a)	75,310	1,067,143
Shenandoah Telecommunications Co. (b)	49,323	1,099,410
T-Mobile U.S., Inc. (a)	131,224	18,891,007
Telephone & Data Systems, Inc. (b)	573,164	9,325,378
U.S. Cellular Corp. (a)	78,900	2,255,751
		39,983,987
TOTAL COMMON STOCKS (Cost $233,849,522)		228,675,769

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	6,169,908	6,171,142
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	9,901,588	9,902,578
TOTAL MONEY MARKET FUNDS (Cost $16,073,720)		16,073,720

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $249,923,242)	244,749,489
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(9,274,093)
NET ASSETS - 100.0%	235,475,396

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	2,983,817	32,069,695	28,882,370	72,448	-	-	6,171,142	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	27,079,836	64,742,564	81,919,822	14,332	-	-	9,902,578	0.0%
Total	30,063,653	96,812,259	110,802,192	86,780	-	-	16,073,720

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	228,675,769	228,675,769	-	-

Money Market Funds	16,073,720	16,073,720	-	-
Total Investments in Securities:	244,749,489	244,749,489	-	-
Telecommunications Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,534,897) - See accompanying schedule:	$228,675,769
Unaffiliated issuers (cost $233,849,522)
Fidelity Central Funds (cost $16,073,720)	16,073,720

Total Investment in Securities (cost $249,923,242)		$244,749,489
Cash		51
Receivable for investments sold		831,647
Receivable for fund shares sold		101,227
Dividends receivable		87,600
Distributions receivable from Fidelity Central Funds		12,998
Prepaid expenses		1,607
Other receivables		7,033
Total assets		245,791,652
Liabilities
Payable for fund shares redeemed	$222,855
Accrued management fee	109,258
Distribution and service plan fees payable	11,124
Other affiliated payables	49,228
Other payables and accrued expenses	21,689
Collateral on securities loaned	9,902,102
Total Liabilities		10,316,256
Net Assets		$235,475,396
Net Assets consist of:
Paid in capital		$238,410,012
Total accumulated earnings (loss)		(2,934,616)
Net Assets		$235,475,396

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($18,870,238 ÷ 398,438 shares) (a)		$47.36
Maximum offering price per share (100/94.25 of $47.36)		$50.25
Class M :
Net Asset Value and redemption price per share ($6,999,480 ÷ 148,944 shares) (a)		$46.99
Maximum offering price per share (100/96.50 of $46.99)		$48.69
Class C :
Net Asset Value and offering price per share ($4,382,427 ÷ 92,968 shares) (a)		$47.14
Telecommunications :
Net Asset Value , offering price and redemption price per share ($174,338,153 ÷ 3,650,066 shares)		$47.76
Class I :
Net Asset Value , offering price and redemption price per share ($25,887,413 ÷ 543,626 shares)		$47.62
Class Z :
Net Asset Value , offering price and redemption price per share ($4,997,685 ÷ 105,156 shares)		$47.53
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$4,003,914
Income from Fidelity Central Funds (including $14,332 from security lending)		86,780
Total Income		4,090,694
Expenses
Management fee	$684,996
Transfer agent fees	253,690
Distribution and service plan fees	70,722
Accounting fees	48,363
Custodian fees and expenses	1,432
Independent trustees' fees and expenses	421
Registration fees	43,578
Audit	20,570
Legal	735
Miscellaneous	788
Total expenses before reductions	1,125,295
Expense reductions	(4,286)
Total expenses after reductions		1,121,009
Net Investment income (loss)		2,969,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $40,436)	2,375,089
Foreign currency transactions	3,842
Total net realized gain (loss)		2,378,931
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $33,773)	(30,411,798)
Assets and liabilities in foreign currencies	(252)
Total change in net unrealized appreciation (depreciation)		(30,412,050)
Net gain (loss)		(28,033,119)
Net increase (decrease) in net assets resulting from operations		$(25,063,434)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,969,685	$7,853,249
Net realized gain (loss)	2,378,931	30,387,100
Change in net unrealized appreciation (depreciation)	(30,412,050)	(51,298,844)
Net increase (decrease) in net assets resulting from operations	(25,063,434)	(13,058,495)
Distributions to shareholders	(9,738,740)	(39,228,015)
Share transactions - net increase (decrease)	18,082,046	(46,334,121)
Total increase (decrease) in net assets	(16,720,128)	(98,620,631)

Net Assets
Beginning of period	252,195,524	350,816,155
End of period	$235,475,396	$252,195,524

Fidelity Advisor® Telecommunications Fund Class A

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.28	$66.52	$60.60	$55.68	$55.58	$69.61
Income from Investment Operations
Net investment income (loss) B,C	.53	1.51 D	.66	.87	1.10 E	1.05
Net realized and unrealized gain (loss)	(5.52)	(5.14)	10.61	5.86	.56	(3.38)
Total from investment operations	(4.99)	(3.63)	11.27	6.73	1.66	(2.33)
Distributions from net investment income	(.44)	(1.66)	(.39)	(.96)	(.94)	(1.31)
Distributions from net realized gain	(1.49)	(6.95)	(4.96)	(.85)	(.62)	(10.39)
Total distributions	(1.93)	(8.61)	(5.35)	(1.81)	(1.56)	(11.70)
Net asset value, end of period	$47.36	$54.28	$66.52	$60.60	$55.68	$55.58
Total Return F,G,H	(9.66)%	(6.28)%	18.75%	12.12%	3.03%	(4.06)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.12% K	1.09%	1.11%	1.18%	1.18%	1.14%
Expenses net of fee waivers, if any	1.12% K	1.09%	1.11%	1.17%	1.17%	1.14%
Expenses net of all reductions	1.12% K	1.09%	1.10%	1.17%	1.16%	1.12%
Net investment income (loss)	2.03% K	2.27% D	1.01%	1.47%	1.96% E	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$18,870	$22,023	$29,800	$21,376	$20,589	$17,816
Portfolio turnover rate L	20% K	28%	58%	58%	64% M	66%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Telecommunications Fund Class M

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$53.88	$66.09	$60.25	$55.40	$55.31	$69.33
Income from Investment Operations
Net investment income (loss) B,C	.46	1.29 D	.46	.70	.92 E	.81
Net realized and unrealized gain (loss)	(5.49)	(5.08)	10.54	5.83	.55	(3.36)
Total from investment operations	(5.03)	(3.79)	11.00	6.53	1.47	(2.55)
Distributions from net investment income	(.37)	(1.48)	(.20)	(.83)	(.76)	(1.07)
Distributions from net realized gain	(1.49)	(6.95)	(4.96)	(.85)	(.62)	(10.39)
Total distributions	(1.86)	(8.42) F	(5.16)	(1.68)	(1.38)	(11.47) F
Net asset value, end of period	$46.99	$53.88	$66.09	$60.25	$55.40	$55.31
Total Return G,H,I	(9.79)%	(6.55)%	18.39%	11.81%	2.69%	(4.40)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.39% L	1.39%	1.41%	1.46%	1.50%	1.49%
Expenses net of fee waivers, if any	1.38% L	1.38%	1.41%	1.46%	1.49%	1.49%
Expenses net of all reductions	1.38% L	1.38%	1.40%	1.45%	1.48%	1.48%
Net investment income (loss)	1.76% L	1.97% D	.71%	1.19%	1.64% E	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$6,999	$7,733	$9,038	$6,919	$6,018	$4,847
Portfolio turnover rate M	20% L	28%	58%	58%	64% N	66%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.44%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.19%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the sales charges.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Telecommunications Fund Class C

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.04	$66.17	$60.32	$55.45	$55.29	$69.24
Income from Investment Operations
Net investment income (loss) B,C	.33	1.01 D	.17	.46	.70 E	.57
Net realized and unrealized gain (loss)	(5.50)	(5.09)	10.54	5.82	.56	(3.36)
Total from investment operations	(5.17)	(4.08)	10.71	6.28	1.26	(2.79)
Distributions from net investment income	(.24)	(1.10)	(.07)	(.56)	(.48)	(.77)
Distributions from net realized gain	(1.49)	(6.95)	(4.79)	(.85)	(.62)	(10.39)
Total distributions	(1.73)	(8.05)	(4.86)	(1.41)	(1.10)	(11.16)
Net asset value, end of period	$47.14	$54.04	$66.17	$60.32	$55.45	$55.29
Total Return F,G,H	(9.99)%	(6.97)%	17.88%	11.34%	2.30%	(4.75)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.87% K	1.83%	1.86%	1.88%	1.88%	1.86%
Expenses net of fee waivers, if any	1.86% K	1.83%	1.86%	1.87%	1.88%	1.86%
Expenses net of all reductions	1.86% K	1.83%	1.84%	1.87%	1.86%	1.85%
Net investment income (loss)	1.28% K	1.52% D	.26%	.77%	1.26% E	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$4,382	$5,254	$7,801	$6,491	$6,994	$8,396
Portfolio turnover rate L	20% K	28%	58%	58%	64% M	66%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .81%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Telecommunications Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.73	$67.04	$60.99	$56.04	$55.88	$69.97
Income from Investment Operations
Net investment income (loss) B,C	.62	1.71 D	.86	1.09	1.30 E	1.28
Net realized and unrealized gain (loss)	(5.58)	(5.18)	10.71	5.90	.56	(3.42)
Total from investment operations	(4.96)	(3.47)	11.57	6.99	1.86	(2.14)
Distributions from net investment income	(.52)	(1.89)	(.57)	(1.19)	(1.08)	(1.56)
Distributions from net realized gain	(1.49)	(6.95)	(4.96)	(.85)	(.62)	(10.39)
Total distributions	(2.01)	(8.84)	(5.52) F	(2.04)	(1.70)	(11.95)
Net asset value, end of period	$47.76	$54.73	$67.04	$60.99	$56.04	$55.88
Total Return G,H	(9.53)%	(5.99)%	19.15%	12.50%	3.38%	(3.76)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.81% K	.79%	.81%	.83%	.84%	.82%
Expenses net of fee waivers, if any	.81% K	.79%	.81%	.82%	.83%	.82%
Expenses net of all reductions	.81% K	.79%	.79%	.82%	.82%	.80%
Net investment income (loss)	2.34% K	2.57% D	1.31%	1.82%	2.30% E	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$174,338	$199,560	$242,284	$219,854	$227,438	$320,908
Portfolio turnover rate L	20% K	28%	58%	58%	64% M	66%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.85%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Telecommunications Fund Class I

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.58	$66.84	$60.86	$55.84	$55.74	$69.82
Income from Investment Operations
Net investment income (loss) B,C	.62	1.74 D	.88	1.04	1.27 E	1.26
Net realized and unrealized gain (loss)	(5.55)	(5.18)	10.66	5.91	.57	(3.39)
Total from investment operations	(4.93)	(3.44)	11.54	6.95	1.84	(2.13)
Distributions from net investment income	(.54)	(1.87)	(.60)	(1.08)	(1.12)	(1.56)
Distributions from net realized gain	(1.49)	(6.95)	(4.96)	(.85)	(.62)	(10.39)
Total distributions	(2.03)	(8.82)	(5.56)	(1.93)	(1.74)	(11.95)
Net asset value, end of period	$47.62	$54.58	$66.84	$60.86	$55.84	$55.74
Total Return F,G	(9.51)%	(5.97)%	19.13%	12.47%	3.35%	(3.75)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.78% J	.77%	.79%	.88%	.91%	.82%
Expenses net of fee waivers, if any	.77% J	.77%	.79%	.88%	.90%	.82%
Expenses net of all reductions	.77% J	.77%	.78%	.88%	.88%	.80%
Net investment income (loss)	2.38% J	2.59% D	1.33%	1.76%	2.23% E	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$25,887	$12,038	$30,622	$12,428	$25,181	$8,332
Portfolio turnover rate K	20% J	28%	58%	58%	64% L	66%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.79%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Telecommunications Fund Class Z

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$54.46	$66.75	$60.75	$55.84	$60.97
Income from Investment Operations
Net investment income (loss) C,D	.65	1.83 E	.95	1.20	.39 F
Net realized and unrealized gain (loss)	(5.53)	(5.20)	10.67	5.86	(4.55)
Total from investment operations	(4.88)	(3.37)	11.62	7.06	(4.16)
Distributions from net investment income	(.56)	(1.98)	(.67)	(1.30)	(.97)
Distributions from net realized gain	(1.49)	(6.95)	(4.96)	(.85)	-
Total distributions	(2.05)	(8.92) G	(5.62) G	(2.15)	(.97)
Net asset value, end of period	$47.53	$54.46	$66.75	$60.75	$55.84
Total Return H,I	(9.44)%	(5.87)%	19.31%	12.68%	(6.80)%
Ratios to Average Net Assets D,J,K
Expenses before reductions	.66% L	.65%	.67%	.68%	.68% L
Expenses net of fee waivers, if any	.65% L	.65%	.67%	.67%	.66% L
Expenses net of all reductions	.65% L	.65%	.65%	.67%	.64% L
Net investment income (loss)	2.49% L	2.71% E	1.45%	1.97%	1.67% F,L
Supplemental Data
Net assets, end of period (000 omitted)	$4,998	$5,587	$31,271	$25,223	$383
Portfolio turnover rate M	20% L	28%	58%	58%	64% N

A For the year ended February 29.

B For the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1.Organization.
Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes and   losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 36,376,685
Gross unrealized depreciation	(42,268,229)
Net unrealized appreciation (depreciation)	$ (5,891,544)
Tax cost	$ 250,641,033
The Fund elected to defer to its next fiscal year approximately $606,780 of capital losses recognized during the period November 1, 2021 to February 28, 2022.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	33,857,565	24,086,159

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 26,505	$ 508
Class M	.25%	.25%	19,106	134
Class C	.75%	.25%	25,111	2,305
			$ 70,722	$ 2,947
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,623
Class M	371
Class C A	21
$ 4,015
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 27,239.26
Class M	10,358.27
Class C	6,280.25
Telecommunications	187,618.19
Class I	21,067.16
Class Z	1,128.04
	$ 253,690
A   Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Telecommunications Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Telecommunications Portfolio	$ 796

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Telecommunications Portfolio	2,557,653	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Telecommunications Portfolio	$ 231

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Telecommunications Portfolio	$ 1,398	$ -	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,286.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2022	Year ended February 28, 2022
Telecommunications Portfolio
Distributions to shareholders
Class A	$ 775,861	$3,450,435
Class M	267,698	1,137,728
Class C	168,615	810,598
Telecommunications	7,295,482	30,567,586
Class I	1,018,662	2,148,608
Class Z	212,422	1,113,060
Total	$ 9,738,740	$ 39,228,015
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2022	Year ended February 28, 2022	Six months ended August 31, 2022	Year ended February 28, 2022
Telecommunications Portfolio
Class A
Shares sold	43,373	90,188	$ 2,299,137	$ 6,068,619
Reinvestment of distributions	13,653	54,998	745,823	3,273,159
Shares redeemed	(64,278)	(187,477)	(3,354,785)	(12,278,980)
Net increase (decrease)	(7,252)	(42,291)	$ (309,825)	$ (2,937,202)
Class M
Shares sold	11,818	30,229	$ 611,697	$ 1,999,078
Reinvestment of distributions	4,926	19,272	267,266	1,135,663
Shares redeemed	(11,328)	(42,731)	(585,211)	(2,753,637)
Net increase (decrease)	5,416	6,770	$ 293,752	$ 381,104
Class C
Shares sold	7,633	11,499	$ 403,499	$ 770,363
Reinvestment of distributions	3,031	13,391	165,405	796,726
Shares redeemed	(14,920)	(45,557)	(786,740)	(2,968,982)
Net increase (decrease)	(4,256)	(20,667)	$ (217,836)	$ (1,401,893)
Telecommunications
Shares sold	277,412	360,254	$ 14,739,067	$ 23,554,030
Reinvestment of distributions	123,954	475,371	6,818,149	28,443,914
Shares redeemed	(397,755)	(803,327)	(20,833,209)	(52,542,566)
Net increase (decrease)	3,611	32,298	$ 724,007	$ (544,622)
Class I
Shares sold	393,325	96,788	$ 21,267,972	$ 6,174,851
Reinvestment of distributions	17,696	32,650	970,371	1,972,758
Shares redeemed	(87,966)	(367,007)	(4,788,047)	(24,500,148)
Net increase (decrease)	323,055	(237,569)	$ 17,450,296	$ (16,352,539)
Class Z
Shares sold	9,941	57,644	$ 516,659	$ 3,735,025
Reinvestment of distributions	3,275	12,790	179,154	768,028
Shares redeemed	(10,638)	(436,350)	(554,161)	(29,982,022)
Net increase (decrease)	2,578	(365,916)	$ 141,652	$ (25,478,969)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Wireless Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	13.2
American Tower Corp.	11.1
T-Mobile U.S., Inc.	10.9
AT&T, Inc.	6.6
Qualcomm, Inc.	4.8
Marvell Technology, Inc.	4.5
Ericsson (B Shares) sponsored ADR	3.0
SBA Communications Corp. Class A	2.7
Verizon Communications, Inc.	2.6
Amazon.com, Inc.	2.5
61.9

Industries (% of Fund's net assets)

Diversified Telecommunication Services	16.8
Wireless Telecommunication Services	15.4
Equity Real Estate Investment Trusts (Reits)	14.5
Technology Hardware, Storage & Peripherals	14.5
Semiconductors & Semiconductor Equipment	12.7
Communications Equipment	10.0
Internet & Direct Marketing Retail	4.9
Entertainment	4.6
Interactive Media & Services	2.7
Oil, Gas & Consumable Fuels	2.3
Software	0.7
Media	0.4
IT Services	0.2

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Wireless Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Communications Equipment - 10.0%
Communications Equipment - 10.0%
CommScope Holding Co., Inc. (a)	256,500	2,898,450
Digi International, Inc. (a)	49,400	1,635,634
Ericsson:
(B Shares)	172,600	1,290,776
(B Shares) sponsored ADR	1,390,900	10,334,387
Motorola Solutions, Inc.	33,868	8,243,810
Nokia Corp. sponsored ADR	1,537,300	7,763,365
ViaSat, Inc. (a)(b)	63,701	2,419,364
		34,585,786
Diversified Telecommunication Services - 16.8%
Alternative Carriers - 3.6%
Iridium Communications, Inc. (a)(b)	66,200	2,938,618
Liberty Global PLC Class A (a)	387,500	7,827,500
Liberty Latin America Ltd. Class C (a)	228,900	1,595,433
		12,361,551
Integrated Telecommunication Services - 13.2%
AT&T, Inc.	1,306,100	22,908,994
Cellnex Telecom SA (c)	82,315	3,205,571
Orange SA ADR (b)	768,600	7,755,174
Telefonica SA sponsored ADR (b)	680,149	2,775,008
Verizon Communications, Inc.	212,401	8,880,486
		45,525,233
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		57,886,784
Entertainment - 4.6%
Interactive Home Entertainment - 3.3%
Activision Blizzard, Inc.	90,900	7,134,741
Electronic Arts, Inc.	12,500	1,585,875
Take-Two Interactive Software, Inc. (a)	21,501	2,635,163
		11,355,779
Movies & Entertainment - 1.3%
Spotify Technology SA (a)	10,200	1,103,130
Warner Bros Discovery, Inc. (a)	251,637	3,331,674
		4,434,804
TOTAL ENTERTAINMENT		15,790,583
Equity Real Estate Investment Trusts (REITs) - 14.5%
Specialized REITs - 14.5%
American Tower Corp.	150,792	38,308,708
Crown Castle International Corp.	13,301	2,272,210
SBA Communications Corp. Class A	29,100	9,464,775
		50,045,693
Interactive Media & Services - 2.7%
Interactive Media & Services - 2.7%
Meta Platforms, Inc. Class A (a)	45,300	7,380,729
Snap, Inc. Class A (a)	191,700	2,085,696
		9,466,425
Internet & Direct Marketing Retail - 4.9%
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a)	68,100	8,633,037
Uber Technologies, Inc. (a)	290,100	8,343,276
		16,976,313
IT Services - 0.2%
Internet Services & Infrastructure - 0.2%
Twilio, Inc. Class A (a)	11,100	772,338
Media - 0.4%
Cable & Satellite - 0.4%
DISH Network Corp. Class A (a)	75,649	1,312,510
Oil, Gas & Consumable Fuels - 2.3%
Oil & Gas Refining & Marketing - 2.3%
Reliance Industries Ltd.	236,500	7,744,019
Semiconductors & Semiconductor Equipment - 12.7%
Semiconductor Equipment - 0.7%
Teradyne, Inc.	28,600	2,420,704
Semiconductors - 12.0%
Marvell Technology, Inc.	329,000	15,403,780
NXP Semiconductors NV	28,300	4,657,614
Qorvo, Inc. (a)	51,700	4,641,626
Qualcomm, Inc.	126,150	16,685,861
		41,388,881
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		43,809,585
Software - 0.7%
Application Software - 0.7%
LivePerson, Inc. (a)	84,000	974,400
RingCentral, Inc. (a)	33,100	1,424,624
Zoom Video Communications, Inc. Class A (a)	300	24,120
		2,423,144
Technology Hardware, Storage & Peripherals - 14.5%
Technology Hardware, Storage & Peripherals - 14.5%
Apple, Inc.	288,620	45,376,836
Samsung Electronics Co. Ltd.	103,800	4,580,254
		49,957,090
Wireless Telecommunication Services - 15.4%
Wireless Telecommunication Services - 15.4%
Bharti Airtel Ltd.	546,500	4,948,054
Bharti Airtel Ltd.	47,900	206,256
Millicom International Cellular SA (a)(b)	187,680	2,659,426
Rogers Communications, Inc. Class B (non-vtg.) (b)	88,800	3,823,535
Shenandoah Telecommunications Co.	300	6,687
Spok Holdings, Inc.	1	7
T-Mobile U.S., Inc. (a)	261,516	37,647,843
Vodafone Group PLC sponsored ADR	293,581	3,939,857
		53,231,665
TOTAL COMMON STOCKS (Cost $272,386,602)		344,001,935

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	1,359,164	1,359,435
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	15,417,814	15,419,355
TOTAL MONEY MARKET FUNDS (Cost $16,778,790)		16,778,790

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $289,165,392)	360,780,725
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(15,907,094)
NET ASSETS - 100.0%	344,873,631

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,205,571 or 0.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	678,387	35,822,364	35,141,316	8,531	-	-	1,359,435	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	11,173,355	72,449,209	68,203,209	104,576	-	-	15,419,355	0.0%
Total	11,851,742	108,271,573	103,344,525	113,107	-	-	16,778,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	344,001,935	322,027,005	21,974,930	-

Money Market Funds	16,778,790	16,778,790	-	-
Total Investments in Securities:	360,780,725	338,805,795	21,974,930	-
Wireless Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,769,212) - See accompanying schedule:	$344,001,935
Unaffiliated issuers (cost $272,386,602)
Fidelity Central Funds (cost $16,778,790)	16,778,790

Total Investment in Securities (cost $289,165,392)		$360,780,725
Foreign currency held at value (cost $90,111)		90,111
Receivable for investments sold		356,262
Receivable for fund shares sold		72,988
Dividends receivable		276,097
Distributions receivable from Fidelity Central Funds		14,036
Prepaid expenses		1,510
Other receivables		14,260
Total assets		361,605,989
Liabilities
Payable for investments purchased	70,893
Payable for fund shares redeemed	192,373
Accrued management fee	159,759
Other affiliated payables	68,551
Other payables and accrued expenses	821,357
Collateral on securities loaned	15,419,425
Total Liabilities		16,732,358
Net Assets		$344,873,631
Net Assets consist of:
Paid in capital		$261,935,236
Total accumulated earnings (loss)		82,938,395
Net Assets		$344,873,631
Net Asset Value , offering price and redemption price per share ($344,873,631 ÷ 31,141,751 shares)		$11.07

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$2,862,008
Income from Fidelity Central Funds (including $104,576 from security lending)		113,107
Total Income		2,975,115
Expenses
Management fee	$971,831
Transfer agent fees	353,241
Accounting fees	68,705
Custodian fees and expenses	(17,049)
Independent trustees' fees and expenses	604
Registration fees	26,665
Audit	17,528
Legal	1,088
Interest	164
Miscellaneous	983
Total expenses before reductions	1,423,760
Expense reductions	(6,169)
Total expenses after reductions		1,417,591
Net Investment income (loss)		1,557,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $45,879)	12,086,694
Foreign currency transactions	(1,473)
Total net realized gain (loss)		12,085,221
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $56,025)	(57,155,568)
Assets and liabilities in foreign currencies	(4,724)
Total change in net unrealized appreciation (depreciation)		(57,160,292)
Net gain (loss)		(45,075,071)
Net increase (decrease) in net assets resulting from operations		$(43,517,547)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,557,524	$3,198,096
Net realized gain (loss)	12,085,221	34,525,197
Change in net unrealized appreciation (depreciation)	(57,160,292)	(15,899,186)
Net increase (decrease) in net assets resulting from operations	(43,517,547)	21,824,107
Distributions to shareholders	(14,643,251)	(34,390,230)
Share transactions
Proceeds from sales of shares	23,104,852	52,081,537
Reinvestment of distributions	13,724,052	32,470,195
Cost of shares redeemed	(37,360,651)	(108,715,196)
Net increase (decrease) in net assets resulting from share transactions	(531,747)	(24,163,464)
Total increase (decrease) in net assets	(58,692,545)	(36,729,587)

Net Assets
Beginning of period	403,566,176	440,295,763
End of period	$344,873,631	$403,566,176

Other Information
Shares
Sold	1,954,975	3,719,197
Issued in reinvestment of distributions	1,090,939	2,345,099
Redeemed	(3,160,465)	(7,824,819)
Net increase (decrease)	(114,551)	(1,760,523)

Wireless Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$13.34	$10.69	$8.93	$10.29	$9.11
Income from Investment Operations
Net investment income (loss) B,C	.05	.10	.10	.14	.20 D	.16
Net realized and unrealized gain (loss)	(1.42)	.54	3.50	1.93	(.24) E	1.39
Total from investment operations	(1.37)	.64	3.60	2.07	(.04)	1.55
Distributions from net investment income	- F	(.09)	(.10)	(.12)	(.19)	(.14)
Distributions from net realized gain	(.46)	(.98)	(.86)	(.19)	(1.13)	(.24)
Total distributions	(.47) G	(1.07)	(.95) G	(.31)	(1.32)	(.37) G
Redemption fees added to paid in capital B	-	-	-	-	-	- F
Net asset value, end of period	$11.07	$12.91	$13.34	$10.69	$8.93	$10.29
Total Return H,I	(11.08)%	4.40%	36.09%	23.01%	.21% E	17.21%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.77% L	.77%	.79%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.77% L	.77%	.79%	.81%	.83%	.83%
Expenses net of all reductions	.77% L	.77%	.78%	.81%	.82%	.82%
Net investment income (loss)	.84% L	.69%	.80%	1.39%	2.07% D	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$344,874	$403,566	$440,296	$355,309	$237,907	$275,742
Portfolio turnover rate M	16% L	30%	55%	78%	54%	85%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .12%.

F Amount represents less than $.005 per share.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions,   certain foreign taxes and   losses deferred due to wash sales and   excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 120,647,438
Gross unrealized depreciation	(50,286,235)
Net unrealized appreciation (depreciation)	$ 70,361,203
Tax cost	$ 290,419,522
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	29,455,573	41,939,760
5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Wireless Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Wireless Portfolio	$ 517

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Wireless Portfolio	Borrower	$ 5,220,000.57%		$ 164

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Wireless Portfolio	5,959,410	355,280	(7,332)
6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Wireless Portfolio	$ 346
7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Wireless Portfolio	$ 10,972	$ -	$-
8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,158.
9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022
Telecommunications Portfolio
Class A	1.12%
Actual		$ 1,000	$ 903.40	$ 5.37
Hypothetical- B		$ 1,000	$ 1,019.56	$ 5.70
Class M	1.38%
Actual		$ 1,000	$ 902.10	$ 6.62
Hypothetical- B		$ 1,000	$ 1,018.25	$ 7.02
Class C	1.86%
Actual		$ 1,000	$ 900.10	$ 8.91
Hypothetical- B		$ 1,000	$ 1,015.83	$ 9.45
Telecommunications Portfolio	.81%
Actual		$ 1,000	$ 904.70	$ 3.89
Hypothetical- B		$ 1,000	$ 1,021.12	$ 4.13
Class I	.77%
Actual		$ 1,000	$ 904.90	$ 3.70
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92
Class Z	.65%
Actual		$ 1,000	$ 905.60	$ 3.12
Hypothetical- B		$ 1,000	$ 1,021.93	$ 3.31

Wireless Portfolio	.77%
Actual		$ 1,000	$ 889.20	$ 3.67
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Telecommunications Portfolio
Wireless Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or a representative class (retail class), as applicable; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that Telecommunications Portfolio had a portfolio manager change in April 2021. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund or the representative class, as applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Telecommunications Portfolio

Wireless Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Telecommunications Portfolio

Wireless Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (retail class) of Telecommunications Portfolio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class of Telecommunications Portfolio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

In its review of Wireless Portfolio's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

For Wireless Portfolio, the Board noted that the total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.846053.115
SELTS-SANN-1022
Fidelity® Select Portfolios®
Materials Sector

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Semi-Annual Report
August 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Chemicals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Chemicals Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Linde PLC	23.7
Sherwin-Williams Co.	10.4
Corteva, Inc.	7.7
Ecolab, Inc.	7.3
PPG Industries, Inc.	5.0
Air Products & Chemicals, Inc.	4.9
CF Industries Holdings, Inc.	4.5
DuPont de Nemours, Inc.	3.5
Albemarle Corp.	3.3
Celanese Corp. Class A	3.0
73.3

Industries (% of Fund's net assets)

Chemicals	99.5

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Chemicals Portfolio
Schedule of Investments August 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Chemicals - 99.5%
Commodity Chemicals - 7.7%
Cabot Corp.	101,500	7,304,955
Dow, Inc.	19,100	974,100
Olin Corp.	229,500	12,544,470
Orion Engineered Carbons SA	318,726	5,373,720
Tronox Holdings PLC	759,669	11,113,957
Westlake Corp.	149,856	14,780,297
		52,091,499
Diversified Chemicals - 2.8%
Huntsman Corp.	84,900	2,378,898
The Chemours Co. LLC	494,959	16,694,967
		19,073,865
Fertilizers & Agricultural Chemicals - 15.4%
CF Industries Holdings, Inc.	294,017	30,418,999
Corteva, Inc.	846,893	52,024,637
FMC Corp.	54,800	5,922,784
The Mosaic Co.	293,800	15,827,006
		104,193,426
Industrial Gases - 28.6%
Air Products & Chemicals, Inc.	131,211	33,124,217
Linde PLC	568,016	160,669,005
		193,793,222
Specialty Chemicals - 45.0%
Albemarle Corp.	84,600	22,669,416
Asian Paints Ltd.	223,200	9,391,928
Avient Corp.	180,300	7,902,549
Axalta Coating Systems Ltd. (a)	512,800	13,204,600
Celanese Corp. Class A	181,600	20,132,176
DuPont de Nemours, Inc.	425,694	23,685,614
Eastman Chemical Co.	214,400	19,510,400
Ecolab, Inc.	301,600	49,411,128
Element Solutions, Inc.	837,743	15,640,662
International Flavors & Fragrances, Inc.	173,716	19,192,144
Livent Corp. (a)	200	6,436
PPG Industries, Inc.	266,500	33,840,170
Sherwin-Williams Co.	303,699	70,488,538
		305,075,761
TOTAL COMMON STOCKS (Cost $464,264,256)		674,227,773

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (b) (Cost $2,447,125)	2,446,635	2,447,125

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $466,711,381)	676,674,898
NET OTHER ASSETS (LIABILITIES) - 0.1%	751,746
NET ASSETS - 100.0%	677,426,644

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,042,443	66,665,277	65,260,595	36,630	-	-	2,447,125	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	2,247,252	32,712,158	34,959,410	852	-	-	-	0.0%
Total	3,289,695	99,377,435	100,220,005	37,482	-	-	2,447,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	674,227,773	664,835,845	9,391,928	-

Money Market Funds	2,447,125	2,447,125	-	-
Total Investments in Securities:	676,674,898	667,282,970	9,391,928	-
Chemicals Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$674,227,773
Unaffiliated issuers (cost $464,264,256)
Fidelity Central Funds (cost $2,447,125)	2,447,125

Total Investment in Securities (cost $466,711,381)		$676,674,898
Receivable for fund shares sold		71,185
Dividends receivable		1,402,982
Distributions receivable from Fidelity Central Funds		3,694
Prepaid expenses		6,872
Other receivables		144,404
Total assets		678,304,035
Liabilities
Payable for fund shares redeemed	$259,718
Accrued management fee	310,739
Transfer agent fee payable	101,489
Other affiliated payables	18,891
Other payables and accrued expenses	186,554
Total Liabilities		877,391
Net Assets		$677,426,644
Net Assets consist of:
Paid in capital		$419,372,929
Total accumulated earnings (loss)		258,053,715
Net Assets		$677,426,644
Net Asset Value , offering price and redemption price per share ($677,426,644 ÷ 44,176,059 shares)		$15.33

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$6,393,399
Income from Fidelity Central Funds (including $852 from security lending)		37,482
Total Income		6,430,881
Expenses
Management fee	$1,924,300
Transfer agent fees	634,178
Accounting fees	122,887
Custodian fees and expenses	2,937
Independent trustees' fees and expenses	1,189
Registration fees	21,575
Audit	18,117
Legal	207
Miscellaneous	3,095
Total expenses before reductions	2,728,485
Expense reductions	(12,087)
Total expenses after reductions		2,716,398
Net Investment income (loss)		3,714,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	45,362,489
Foreign currency transactions	5,522
Total net realized gain (loss)		45,368,011
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $27,633)	(94,600,434)
Assets and liabilities in foreign currencies	(35,772)
Total change in net unrealized appreciation (depreciation)		(94,636,206)
Net gain (loss)		(49,268,195)
Net increase (decrease) in net assets resulting from operations		$(45,553,712)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,714,483	$6,746,277
Net realized gain (loss)	45,368,011	54,079,063
Change in net unrealized appreciation (depreciation)	(94,636,206)	56,407,256
Net increase (decrease) in net assets resulting from operations	(45,553,712)	117,232,596
Distributions to shareholders	(27,413,453)	(9,969,040)
Share transactions
Proceeds from sales of shares	18,237,920	88,405,055
Reinvestment of distributions	25,823,592	9,337,590
Cost of shares redeemed	(52,567,345)	(146,786,766)
Net increase (decrease) in net assets resulting from share transactions	(8,505,833)	(49,044,121)
Total increase (decrease) in net assets	(81,472,998)	58,219,435

Net Assets
Beginning of period	758,899,642	700,680,207
End of period	$677,426,644	$758,899,642

Other Information
Shares
Sold	1,102,250	5,113,175
Issued in reinvestment of distributions	1,512,806	520,200
Redeemed	(3,225,513)	(8,619,384)
Net increase (decrease)	(610,457)	(2,986,009)

Chemicals Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$16.94	$14.67	$10.47	$13.57	$17.34	$16.24
Income from Investment Operations
Net investment income (loss) C,D	.08	.15	.15	.15	.23	.19
Net realized and unrealized gain (loss)	(1.07)	2.34	4.21	(2.39)	(2.17)	2.36
Total from investment operations	(.99)	2.49	4.36	(2.24)	(1.94)	2.55
Distributions from net investment income	(.01)	(.14)	(.16)	(.20)	(.21)	(.16)
Distributions from net realized gain	(.61)	(.08)	-	(.66)	(1.62)	(1.29)
Total distributions	(.62)	(.22)	(.16)	(.86)	(1.83)	(1.45)
Net asset value, end of period	$15.33	$16.94	$14.67	$10.47	$13.57	$17.34
Total Return E,F	(6.21)%	16.90%	41.65%	(17.63)%	(11.10)%	16.31%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.75% I	.74%	.79%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.74% I	.74%	.79%	.78%	.77%	.77%
Expenses net of all reductions	.74% I	.74%	.78%	.77%	.76%	.77%
Net investment income (loss)	1.02% I	.85%	1.28%	1.21%	1.50%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$677,427	$758,900	$700,680	$656,441	$1,153,379	$1,790,221
Portfolio turnover rate J	54% I	15%	50%	77%	62%	62%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that soccurred on August 10, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Chemicals Portfolio	$139,423

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 221,954,856
Gross unrealized depreciation	(12,484,635)
Net unrealized appreciation (depreciation)	$ 209,470,221
Tax cost	$ 467,204,677
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Chemicals Portfolio	195,176,580	228,697,983
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Chemicals Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Chemicals Portfolio	$ 4,164

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Chemicals Portfolio	4,187,107	15,901,677	4,783,871
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Chemicals Portfolio	$ 670
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Chemicals Portfolio	$ 82	$ -	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $12,087.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Gold Portfolio
Consolidated Investment Summary August 31, 2022 (Unaudited)
The information in the following tables is based on the consolidated investments of the Fund.
Top Holdings (% of Fund's net assets)

Newmont Corp.	11.3
Franco-Nevada Corp.	10.1
Barrick Gold Corp. (Canada)	8.7
Agnico Eagle Mines Ltd. (Canada)	7.8
Wheaton Precious Metals Corp.	6.4
Orla Mining Ltd.	4.6
Zijin Mining Group Co. Ltd. (H Shares)	3.8
OceanaGold Corp.	3.1
Newcrest Mining Ltd.	3.0
Osisko Gold Royalties Ltd.	2.5
61.3

Industries (% of Fund's net assets)

Gold	90.8
Silver	4.1
Diversified Metals & Mining	2.5
Commodities & Related Investments*	0.8
Precious Metals & Minerals	0.5

*Includes gold bullion and/or silver bullion.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio
Consolidated Schedule of Investments August 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Australia - 5.8%
Metals & Mining - 5.8%
Gold - 5.8%
Evolution Mining Ltd.	4,000,000	6,428,213
Newcrest Mining Ltd.	3,000,000	36,065,000
Northern Star Resources Ltd.	5,000,000	26,426,216
		68,919,429
Canada - 67.9%
Metals & Mining - 67.9%
Diversified Metals & Mining - 1.7%
BeMetals Corp. (a)	2,000,000	182,739
Foran Mining Corp. (a)(b)	5,000,000	9,517,646
Western Copper & Gold Corp. (TSX) (a)(b)(c)	8,000,000	10,172,460
		19,872,845
Gold - 64.8%
Agnico Eagle Mines Ltd. (Canada) (b)	2,250,000	92,785,625
Alamos Gold, Inc.	4,000,000	28,842,274
Artemis Gold, Inc. (a)	3,500,000	12,258,728
Ascot Resources Ltd. (a)(c)	25,000,000	6,852,705
B2Gold Corp.	7,000,000	21,479,423
Barrick Gold Corp. (Canada) (b)	7,000,000	103,932,691
Bonterra Resources, Inc. (a)(c)	7,500,000	3,483,458
Franco-Nevada Corp.	1,000,000	120,226,901
Fury Gold Mines Ltd. (c)(d)	10,000,000	3,995,127
i-80 Gold Corp. (a)(b)(c)	10,000,000	17,893,174
i-80 Gold Corp. (c)(e)	2,500,000	4,473,293
i-80 Gold Corp. warrants 9/30/22 (a)(c)	625,000	5
Lundin Gold, Inc.	2,000,000	13,355,160
Maple Gold Mines Ltd. (a)(c)	20,000,000	2,741,082
Marathon Gold Corp. (a)(b)	10,000,000	12,867,857
Novagold Resources, Inc. (a)	3,000,000	13,248,563
OceanaGold Corp. (a)	25,000,000	36,928,465
Orla Mining Ltd. (a)(b)(c)	16,500,000	55,152,853
Osisko Development Corp. (a)	666,666	3,223,306
Osisko Development Corp. rights (a)	666,666	448,462
Osisko Gold Royalties Ltd. (b)	3,000,000	29,032,626
Osisko Mining, Inc. (a)	5,000,000	9,631,857
Pure Gold Mining, Inc. warrants 3/28/23 (a)	1,500,000	11
Rupert Resources Ltd. (a)	4,000,000	12,487,151
Sabina Gold & Silver Corp. (a)	10,000,000	8,070,964
Seabridge Gold, Inc. (a)	1,000,000	12,114,059
Skeena Resources Ltd. (a)(b)	2,500,000	11,916,092
Torex Gold Resources, Inc. (a)	1,000,000	7,423,764
Triple Flag Precious Metals Corp.	1,000,000	12,120,000
Victoria Gold Corp. (a)(b)	3,000,000	17,771,348
Wesdome Gold Mines, Inc. (a)	3,500,000	20,466,745
Wheaton Precious Metals Corp. (b)	2,500,000	76,312,483
		771,536,252
Precious Metals & Minerals - 0.5%
SilverCrest Metals, Inc. (a)	1,000,000	5,459,322

Silver - 0.9%
GoGold Resources, Inc. (a)(b)	5,000,000	6,814,634
New Pacific Metals Corp. (a)(b)	1,500,000	3,894,621
		10,709,255
TOTAL METALS & MINING		807,577,674

China - 3.8%
Metals & Mining - 3.8%
Gold - 3.8%
Zijin Mining Group Co. Ltd. (H Shares)	40,000,000	45,198,964

South Africa - 2.8%
Metals & Mining - 2.8%
Gold - 2.8%
AngloGold Ashanti Ltd. (b)	1,000,000	13,354,675
Gold Fields Ltd.	2,500,000	20,190,888
		33,545,563
United Kingdom - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Solgold PLC (a)	20,000,000	4,623,566

United States of America - 17.2%
Metals & Mining - 17.2%
Diversified Metals & Mining - 0.8%
Ivanhoe Electric, Inc. (a)	1,000,000	9,630,000

Gold - 13.2%
Dakota Gold Corp. (a)(b)	2,500,000	8,525,000
Newmont Corp.	3,250,000	134,420,001
Royal Gold, Inc. (b)	150,000	13,785,000
		156,730,001
Silver - 3.2%
Gatos Silver, Inc. (a)(b)(c)	6,000,000	18,240,000
Hecla Mining Co.	5,000,000	19,700,000
		37,940,000
TOTAL METALS & MINING		204,300,001

TOTAL COMMON STOCKS (Cost $1,057,686,424)		1,164,165,197

Commodities - 0.8%
	Troy Ounces	Value ($)
Gold Bullion (Cost $4,575,085)	5,582	9,546,895

Money Market Funds - 22.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (f)	8,475,988	8,477,683
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	257,332,840	257,358,573
TOTAL MONEY MARKET FUNDS (Cost $265,836,256)		265,836,256

TOTAL INVESTMENT IN SECURITIES - 121.0% (Cost $1,328,097,765)	1,439,548,348
NET OTHER ASSETS (LIABILITIES) - (21.0)%	(249,823,001)
NET ASSETS - 100.0%	1,189,725,347

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,995,127 or 0.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,473,293 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fury Gold Mines Ltd.	4/12/22	6,328,113
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	58,603,905	282,408,478	332,534,700	79,051	-	-	8,477,683	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	105,810,777	530,176,661	378,628,865	480,364	-	-	257,358,573	0.7%
Total	164,414,682	812,585,139	711,163,565	559,415	-	-	265,836,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Select Cayman Gold Ltd.	13,353,169	-	2,474,914	-	1,074,938	(2,387,059)	9,566,134

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ascot Resources Ltd.	17,199,211	3,907,938	-	-	-	(14,254,444)	6,852,705
Bonterra Resources, Inc.	6,011,834	-	-	-	-	(3,950,846)	3,483,458
Bonterra Resources, Inc.	1,352,663	-	-	-	-	69,807	-
Fury Gold Mines Ltd.	-	6,328,113	-	-	-	(2,332,986)	3,995,127
Gatos Silver, Inc.	16,850,000	3,173,371	-	-	-	(1,783,371)	18,240,000
Gold Standard Ventures Corp.	10,256,410	767,541	11,621,826	-	(12,324,901)	12,922,776	-
i-80 Gold Corp.	21,696,252	-	-	-	-	(3,803,078)	17,893,174
i-80 Gold Corp.	-	-	-	-	-	(818,353)	4,473,293
i-80 Gold Corp.	5,369,822	-	-	-	-	(78,176)	-
i-80 Gold Corp. warrants 9/30/22	76,880	-	-	-	-	(76,875)	5
Maple Gold Mines Ltd.	5,285,996	-	-	-	-	(2,544,914)	2,741,082
Orla Mining Ltd.	51,692,308	12,624,098	-	-	-	(9,163,553)	55,152,853
Pure Gold Mining, Inc.	16,173,570	-	4,101,640	-	(24,122,553)	12,050,623	-
Pure Gold Mining, Inc. warrants 3/28/23	58,434	-	-	-	-	(58,423)	-
Western Copper & Gold Corp. (TSX)	14,327,416	-	-	-	-	(4,154,956)	10,172,460
Total	166,350,796	26,801,061	15,723,466	-	(36,447,454)	(17,976,769)	123,004,157

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,164,165,197	1,012,057,636	152,107,561	-

Commodities	9,546,895	9,546,895	-	-

Money Market Funds	265,836,256	265,836,256	-	-
Total Investments in Securities:	1,439,548,348	1,287,440,787	152,107,561	-
Gold Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $240,112,282) - See accompanying schedule:	$1,041,161,040
Unaffiliated issuers (cost $923,156,618)
Fidelity Central Funds (cost $265,836,256)	265,836,256
Commodities (cost $4,575,085)	9,546,895
Other affiliated issuers (cost $134,529,806)	123,004,157

Total Investment in Securities (cost $1,328,097,765)		$1,439,548,348
Cash		19,681
Foreign currency held at value (cost $121,732)		120,382
Receivable for investments sold		4,597,102
Receivable for fund shares sold		1,390,439
Dividends receivable		3,607,695
Distributions receivable from Fidelity Central Funds		98,455
Prepaid expenses		6,242
Other receivables		170,225
Total assets		1,449,558,569
Liabilities
Payable for fund shares redeemed	1,412,157
Accrued management fee	570,958
Distribution and service plan fees payable	48,154
Other affiliated payables	259,845
Other payables and accrued expenses	182,829
Collateral on securities loaned	257,359,279
Total Liabilities		259,833,222
Net Assets		$1,189,725,347
Net Assets consist of:
Paid in capital		$2,611,848,326
Total accumulated earnings (loss)		(1,422,122,979)
Net Assets		$1,189,725,347

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($64,053,539 ÷ 3,534,465 shares) (a)		$18.12
Maximum offering price per share (100/94.25 of $18.12)		$19.23
Class M :
Net Asset Value and redemption price per share ($20,252,635 ÷ 1,146,949 shares) (a)		$17.66
Maximum offering price per share (100/96.50 of $17.66)		$18.30
Class C :
Net Asset Value and offering price per share ($27,010,920 ÷ 1,620,332 shares) (a)		$16.67
Gold :
Net Asset Value , offering price and redemption price per share ($907,360,823 ÷ 48,399,958 shares)		$18.75
Class I :
Net Asset Value , offering price and redemption price per share ($96,621,032 ÷ 5,153,306 shares)		$18.75
Class Z :
Net Asset Value , offering price and redemption price per share ($74,426,398 ÷ 3,965,407 shares)		$18.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$16,768,689
Income from Fidelity Central Funds (including $480,364 from security lending)		559,415
Income before foreign taxes withheld		17,328,104
Less foreign taxes withheld		(1,628,038)
Total Income		15,700,066
Expenses
Management fee	$4,308,711
Transfer agent fees	1,455,322
Distribution and service plan fees	363,429
Accounting fees	358,436
Custodian fees and expenses	42,682
Independent trustees' fees and expenses	2,698
Registration fees	89,825
Audit	31,192
Legal	491
Interest	749
Miscellaneous	5,297
Total expenses before reductions	6,658,832
Expense reductions	(28,161)
Total expenses after reductions		6,630,671
Net Investment income (loss)		9,069,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(34,639,759)
Affiliated issuers	(36,447,454)
Commodities	998,453
Foreign currency transactions	55,356
Total net realized gain (loss)		(70,033,404)
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	(468,304,324)
Affiliated issuers	(17,976,780)
Assets and liabilities in foreign currencies	(48,181)
Commodities	(2,309,700)
Total change in net unrealized appreciation (depreciation)		(488,638,985)
Net gain (loss)		(558,672,389)
Net increase (decrease) in net assets resulting from operations		$(549,602,994)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,069,395	$23,266,597
Net realized gain (loss)	(70,033,404)	68,341,551
Change in net unrealized appreciation (depreciation)	(488,638,985)	70,246,590
Net increase (decrease) in net assets resulting from operations	(549,602,994)	161,854,738
Distributions to shareholders	(5,320,281)	(27,126,849)
Share transactions - net increase (decrease)	(4,802,862)	(106,344,853)
Total increase (decrease) in net assets	(559,726,137)	28,383,036

Net Assets
Beginning of period	1,749,451,484	1,721,068,448
End of period	$1,189,725,347	$1,749,451,484

Fidelity Advisor® Gold Fund Class A

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.27	$24.15	$21.67	$18.52	$18.30	$20.54
Income from Investment Operations
Net investment income (loss) B,C	.10	.27 D	(.04)	(.01) E	(.03)	(.12)
Net realized and unrealized gain (loss)	(8.18)	2.20	3.74	3.20	.25	(2.09)
Total from investment operations	(8.08)	2.47	3.70	3.19	.22	(2.21)
Distributions from net investment income	(.07)	(.35)	(1.22)	(.01)	-	-
Distributions from net realized gain	-	-	-	(.03)	-	(.03)
Total distributions	(.07)	(.35)	(1.22)	(.04)	-	(.03)
Net asset value, end of period	$18.12	$26.27	$24.15	$21.67	$18.52	$18.30
Total Return F,G,H	(30.86)%	10.37%	16.59%	17.23%	1.20%	(10.77)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.08% K	1.07%	1.08%	1.13%	1.19%	1.18%
Expenses net of fee waivers, if any	1.08% K	1.07%	1.08%	1.13%	1.18%	1.16%
Expenses net of all reductions	1.08% K	1.07%	1.07%	1.12%	1.18%	1.16%
Net investment income (loss)	.84% K	1.02% D	(.12)%	(.05)% E	(.15)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$64,054	$86,977	$82,989	$64,971	$50,479	$61,703
Portfolio turnover rate L	50% K	38%	46%	56%	37%	13%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Gold Fund Class M

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.63	$23.57	$21.16	$18.11	$17.94	$20.19
Income from Investment Operations
Net investment income (loss) B,C	.07	.19 D	(.12)	(.07) E	(.07)	(.17)
Net realized and unrealized gain (loss)	(7.98)	2.16	3.67	3.12	.24	(2.05)
Total from investment operations	(7.91)	2.35	3.55	3.05	.17	(2.22)
Distributions from net investment income	(.06)	(.29)	(1.14)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.06)	(.29)	(1.14)	-	-	(.03)
Net asset value, end of period	$17.66	$25.63	$23.57	$21.16	$18.11	$17.94
Total Return F,G,H	(30.96)%	10.08%	16.28%	16.84%	.95%	(11.04)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.36% K	1.36%	1.37%	1.42%	1.48%	1.48%
Expenses net of fee waivers, if any	1.36% K	1.35%	1.37%	1.42%	1.46%	1.47%
Expenses net of all reductions	1.36% K	1.35%	1.36%	1.41%	1.46%	1.47%
Net investment income (loss)	.56% K	.74% D	(.42)%	(.34)% E	(.43)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$20,253	$26,201	$24,535	$19,620	$17,401	$19,355
Portfolio turnover rate L	50% K	38%	46%	56%	37%	13%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Gold Fund Class C

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.24	$22.30	$20.07	$17.24	$17.15	$19.36
Income from Investment Operations
Net investment income (loss) B,C	.02	.08 D	(.22)	(.14) E	(.13)	(.24)
Net realized and unrealized gain (loss)	(7.54)	2.05	3.49	2.97	.22	(1.95)
Total from investment operations	(7.52)	2.13	3.27	2.83	.09	(2.19)
Distributions from net investment income	(.05)	(.19)	(1.04)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.05)	(.19)	(1.04)	-	-	(.02)
Net asset value, end of period	$16.67	$24.24	$22.30	$20.07	$17.24	$17.15
Total Return F,G,H	(31.12)%	9.62%	15.81%	16.42%	.52%	(11.35)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.79% K	1.77%	1.78%	1.80%	1.84%	1.85%
Expenses net of fee waivers, if any	1.78% K	1.77%	1.78%	1.80%	1.83%	1.83%
Expenses net of all reductions	1.78% K	1.77%	1.77%	1.79%	1.83%	1.83%
Net investment income (loss)	.14% K	.32% D	(.83)%	(.72)% E	(.80)%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$27,011	$43,031	$51,195	$52,375	$67,760	$92,724
Portfolio turnover rate L	50% K	38%	46%	56%	37%	13%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.94)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Gold Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.14	$24.93	$22.33	$19.07	$18.78	$21.02
Income from Investment Operations
Net investment income (loss) B,C	.14	.36 D	.06	.06 E	.03	(.05)
Net realized and unrealized gain (loss)	(8.45)	2.27	3.84	3.30	.26	(2.14)
Total from investment operations	(8.31)	2.63	3.90	3.36	.29	(2.19)
Distributions from net investment income	(.08)	(.42)	(1.30)	(.06)	-	-
Distributions from net realized gain	-	-	-	(.03)	-	(.05)
Total distributions	(.08)	(.42)	(1.30)	(.10) F	-	(.05)
Net asset value, end of period	$18.75	$27.14	$24.93	$22.33	$19.07	$18.78
Total Return G,H	(30.73)%	10.71%	16.96%	17.60%	1.54%	(10.47)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.77% K	.76%	.76%	.79%	.86%	.86%
Expenses net of fee waivers, if any	.77% K	.76%	.76%	.79%	.85%	.85%
Expenses net of all reductions	.77% K	.76%	.75%	.78%	.85%	.84%
Net investment income (loss)	1.15% K	1.33% D	.19%	.29% E	.18%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$907,361	$1,330,602	$1,319,440	$1,292,204	$1,035,697	$1,011,412
Portfolio turnover rate L	50% K	38%	46%	56%	37%	13%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Gold Fund Class I

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.15	$24.93	$22.33	$19.07	$18.78	$21.02
Income from Investment Operations
Net investment income (loss) B,C	.14	.36 D	.05	.06 E	.04	(.05)
Net realized and unrealized gain (loss)	(8.46)	2.27	3.85	3.30	.25	(2.14)
Total from investment operations	(8.32)	2.63	3.90	3.36	.29	(2.19)
Distributions from net investment income	(.08)	(.41)	(1.30)	(.07)	-	-
Distributions from net realized gain	-	-	-	(.03)	-	(.05)
Total distributions	(.08)	(.41)	(1.30)	(.10)	-	(.05)
Net asset value, end of period	$18.75	$27.15	$24.93	$22.33	$19.07	$18.78
Total Return F,G	(30.76)%	10.74%	16.96%	17.60%	1.54%	(10.47)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.78% J	.76%	.77%	.79%	.84%	.85%
Expenses net of fee waivers, if any	.77% J	.76%	.77%	.79%	.82%	.83%
Expenses net of all reductions	.77% J	.76%	.76%	.77%	.82%	.83%
Net investment income (loss)	1.15% J	1.33% D	.18%	.30% E	.21%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$96,621	$152,799	$137,617	$115,699	$84,956	$61,677
Portfolio turnover rate K	50% J	38%	46%	56%	37%	13%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Gold Fund Class Z

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$27.16	$24.94	$22.34	$19.08	$16.62
Income from Investment Operations
Net investment income (loss) C,D	.16	.40 E	.09	.10 F	.07
Net realized and unrealized gain (loss)	(8.46)	2.27	3.85	3.29	2.39
Total from investment operations	(8.30)	2.67	3.94	3.39	2.46
Distributions from net investment income	(.09)	(.45)	(1.34)	(.10)	-
Distributions from net realized gain	-	-	-	(.03)	-
Total distributions	(.09)	(.45)	(1.34)	(.13)	-
Net asset value, end of period	$18.77	$27.16	$24.94	$22.34	$19.08
Total Return G,H	(30.70)%	10.88%	17.12%	17.75%	14.80%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.63% K	.63%	.64%	.65%	.68% K
Expenses net of fee waivers, if any	.63% K	.62%	.64%	.64%	.68% K
Expenses net of all reductions	.63% K	.62%	.62%	.63%	.67% K
Net investment income (loss)	1.29% K	1.47% E	.32%	.44% F	.97% K
Supplemental Data
Net assets, end of period (000 omitted)	$74,426	$109,842	$105,293	$95,076	$3,037
Portfolio turnover rate L	50% K	38%	46%	56%	37% K

A For the year ended February 29.

B For the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Consolidated Financial Statements  (Unaudited)
For the period ended August 31, 2022

1. Organization.
Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	$ Amount	% of Fund's Net Assets
Gold Portfolio	Fidelity Select Gold Cayman Ltd.	9,566,134.8

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The   Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The   consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's   Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Gold Portfolio	$129,182

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income.   Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the   consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 297,711,750
Gross unrealized depreciation	(257,678,332)
Net unrealized appreciation (depreciation)	$ 40,033,418
Tax cost	$1,399,514,930

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(199,931,688)
Long-term	(1,152,157,943)
Total capital loss carryforward	$(1,352,089,631)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	392,048,020	397,453,491
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

The investment adviser, either through itself or through an affiliate provides investment management related services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. Under the management contract with the subsidiary, the investment adviser pays all other expenses of the Subsidiary, except custodian fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 104,538	$ 1,372
Class M	.25%	.25%	64,643	-
Class C	.75%	.25%	194,248	13,853
			$ 363,429	$ 15,225

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,914
Class M	1,810
Class C A	110
$ 30,834

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 100,590.24
Class M	34,571.27
Class C	37,660.19
Gold	1,131,979.18
Class I	129,153.18
Class Z	21,369.04
	$ 1,455,322

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Gold Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Gold Portfolio	$ 1,467

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Gold Portfolio	Borrower	$ 5,253,500	2.57%	$ 749

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Gold Portfolio	4,222,305	27,485,584	2,148,279
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Gold Portfolio	$ 1,528

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Gold Portfolio	$ 50,668	$ -	$-
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28,161.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2022	Year ended February 28, 2022
Gold Portfolio
Distributions to shareholders
Class A	$ 236,581	$1,159,197
Class M	64,063	296,704
Class C	82,259	340,514
Gold	4,119,368	21,360,877
Class I	460,437	2,173,450
Class Z	357,573	1,796,107
Total	$ 5,320,281	$ 27,126,849
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2022	Year ended February 28, 2022	Six months ended August 31, 2022	Year ended February 28, 2022
Gold Portfolio
Class A
Shares sold	756,006	1,096,721	$ 19,424,981	$ 29,272,417
Reinvestment of distributions	7,775	47,654	230,842	1,130,833
Shares redeemed	(539,903)	(1,270,387)	(13,408,439)	(33,037,200)
Net increase (decrease)	223,878	(126,012)	$ 6,247,384	$ (2,633,950)
Class M
Shares sold	279,813	261,284	$ 6,680,993	$ 6,743,876
Reinvestment of distributions	2,211	12,798	64,030	296,405
Shares redeemed	(157,479)	(292,712)	(3,640,197)	(7,361,263)
Net increase (decrease)	124,545	(18,630)	$ 3,104,826	$ (320,982)
Class C
Shares sold	236,936	196,401	$ 5,986,935	$ 4,759,229
Reinvestment of distributions	2,997	15,464	82,054	339,121
Shares redeemed	(395,166)	(732,472)	(8,737,298)	(17,728,207)
Net increase (decrease)	(155,233)	(520,607)	$ (2,668,309)	$ (12,629,857)
Gold
Shares sold	9,461,485	15,683,398	$ 256,055,527	$ 428,540,719
Reinvestment of distributions	128,260	836,569	3,933,734	20,495,942
Shares redeemed	(10,208,755)	(20,431,260)	(261,832,105)	(537,992,891)
Net increase (decrease)	(619,010)	(3,911,293)	$ (1,842,844)	$ (88,956,230)
Class I
Shares sold	946,190	1,719,405	$ 25,039,488	$ 46,014,104
Reinvestment of distributions	14,570	85,689	447,009	2,100,234
Shares redeemed	(1,435,868)	(1,696,668)	(34,896,642)	(45,357,188)
Net increase (decrease)	(475,108)	108,426	$ (9,410,145)	$ 2,757,150
Class Z
Shares sold	1,008,904	1,719,289	$ 27,197,539	$ 46,800,221
Reinvestment of distributions	11,475	72,350	352,174	1,773,309
Shares redeemed	(1,099,047)	(1,969,124)	(27,783,487)	(53,134,514)
Net increase (decrease)	(78,668)	(177,485)	$ (233,774)	$ (4,560,984)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Materials Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Linde PLC	14.0
Air Products & Chemicals, Inc.	5.5
CF Industries Holdings, Inc.	5.5
Albemarle Corp.	5.3
Sherwin-Williams Co.	5.1
Corteva, Inc.	4.6
Freeport-McMoRan, Inc.	4.3
Ecolab, Inc.	4.1
First Quantum Minerals Ltd.	2.8
The Mosaic Co.	2.8
54.0

Industries (% of Fund's net assets)

Chemicals	70.1
Metals & Mining	15.0
Containers & Packaging	6.9
Construction Materials	4.8
Paper & Forest Products	1.3

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Materials Portfolio
Schedule of Investments August 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
Chemicals - 70.1%
Commodity Chemicals - 7.4%
LyondellBasell Industries NV Class A	264,400	21,945,200
Olin Corp.	447,800	24,476,748
Tronox Holdings PLC	1,829,103	26,759,777
		73,181,725
Diversified Chemicals - 0.7%
Huntsman Corp.	229,200	6,422,184
Fertilizers & Agricultural Chemicals - 16.3%
CF Industries Holdings, Inc.	524,700	54,285,462
Corteva, Inc.	753,311	46,275,895
FMC Corp.	58,517	6,324,517
Nutrien Ltd.	269,800	24,768,558
The Mosaic Co.	515,100	27,748,437
The Scotts Miracle-Gro Co. Class A (a)	41,800	2,798,510
		162,201,379
Industrial Gases - 19.5%
Air Products & Chemicals, Inc.	217,300	54,857,385
Linde PLC	491,886	139,134,875
		193,992,260
Specialty Chemicals - 26.2%
Albemarle Corp.	196,300	52,600,548
Ashland, Inc.	62,500	6,360,000
DuPont de Nemours, Inc.	471,017	26,207,386
Eastman Chemical Co.	70,400	6,406,400
Ecolab, Inc.	250,410	41,024,670
Element Solutions, Inc.	377,200	7,042,324
International Flavors & Fragrances, Inc.	223,215	24,660,793
Livent Corp. (a)(b)	319,297	10,274,977
PPG Industries, Inc.	177,900	22,589,742
RPM International, Inc.	111,200	10,359,392
Sherwin-Williams Co.	217,300	50,435,330
Wacker Chemie AG	10,970	1,566,002
		259,527,564
TOTAL CHEMICALS		695,325,112
Construction Materials - 4.8%
Construction Materials - 4.8%
Martin Marietta Materials, Inc.	59,800	20,793,058
Summit Materials, Inc. (b)	196,400	5,581,688
Vulcan Materials Co.	127,300	21,194,177
		47,568,923
Containers & Packaging - 6.9%
Metal & Glass Containers - 4.2%
Aptargroup, Inc.	87,000	8,944,470
Ball Corp.	192,000	10,715,520
Crown Holdings, Inc.	191,559	17,353,330
Greif, Inc. Class A	67,400	4,519,170
		41,532,490
Paper Packaging - 2.7%
Avery Dennison Corp.	96,900	17,792,778
Sealed Air Corp.	169,200	9,104,652
		26,897,430
TOTAL CONTAINERS & PACKAGING		68,429,920
Metals & Mining - 15.0%
Aluminum - 2.8%
Alcoa Corp.	556,600	27,540,568
Copper - 7.1%
First Quantum Minerals Ltd.	1,581,600	27,986,739
Freeport-McMoRan, Inc.	1,451,900	42,976,240
		70,962,979
Gold - 1.1%
Newmont Corp.	264,500	10,939,720
Steel - 4.0%
Commercial Metals Co.	309,100	12,521,641
Reliance Steel & Aluminum Co.	102,200	19,211,556
Steel Dynamics, Inc.	98,100	7,918,632
		39,651,829
TOTAL METALS & MINING		149,095,096
Paper & Forest Products - 1.3%
Forest Products - 1.3%
Louisiana-Pacific Corp.	157,900	8,562,917
West Fraser Timber Co. Ltd.	53,900	4,822,210
		13,385,127
TOTAL COMMON STOCKS (Cost $722,001,620)		973,804,178

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	6,817,278	6,818,642
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	13,123,318	13,124,630
TOTAL MONEY MARKET FUNDS (Cost $19,943,272)		19,943,272

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $741,944,892)	993,747,450
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,312,060)
NET ASSETS - 100.0%	992,435,390

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,212,250	102,978,129	97,371,737	44,877	-	-	6,818,642	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	20,127,155	96,714,684	103,717,209	6,386	-	-	13,124,630	0.0%
Total	21,339,405	199,692,813	201,088,946	51,263	-	-	19,943,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	973,804,178	973,804,178	-	-

Money Market Funds	19,943,272	19,943,272	-	-
Total Investments in Securities:	993,747,450	993,747,450	-	-
Materials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,793,359) - See accompanying schedule:	$973,804,178
Unaffiliated issuers (cost $722,001,620)
Fidelity Central Funds (cost $19,943,272)	19,943,272

Total Investment in Securities (cost $741,944,892)		$993,747,450
Foreign currency held at value (cost $1,615,688)		1,615,578
Receivable for investments sold		43,519,287
Receivable for fund shares sold		604,456
Dividends receivable		1,952,122
Distributions receivable from Fidelity Central Funds		14,876
Prepaid expenses		7,647
Other receivables		169,154
Total assets		1,041,630,570
Liabilities
Payable for investments purchased	34,405,434
Payable for fund shares redeemed	802,661
Accrued management fee	455,511
Distribution and service plan fees payable	56,344
Other affiliated payables	175,242
Other payables and accrued expenses	191,863
Collateral on securities loaned	13,108,125
Total Liabilities		49,195,180
Net Assets		$992,435,390
Net Assets consist of:
Paid in capital		$742,964,575
Total accumulated earnings (loss)		249,470,815
Net Assets		$992,435,390

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($119,725,924 ÷ 1,289,195 shares) (a)		$92.87
Maximum offering price per share (100/94.25 of $92.87)		$98.54
Class M :
Net Asset Value and redemption price per share ($34,470,070 ÷ 375,877 shares) (a)		$91.71
Maximum offering price per share (100/96.50 of $91.71)		$95.04
Class C :
Net Asset Value and offering price per share ($17,852,870 ÷ 200,887 shares) (a)		$88.87
Materials :
Net Asset Value , offering price and redemption price per share ($550,304,954 ÷ 5,882,659 shares)		$93.55
Class I :
Net Asset Value , offering price and redemption price per share ($205,376,131 ÷ 2,200,233 shares)		$93.34
Class Z :
Net Asset Value , offering price and redemption price per share ($64,705,441 ÷ 693,695 shares)		$93.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$11,587,303
Income from Fidelity Central Funds (including $6,386 from security lending)		51,263
Total Income		11,638,566
Expenses
Management fee	$2,903,813
Transfer agent fees	963,055
Distribution and service plan fees	354,682
Accounting fees	171,161
Custodian fees and expenses	6,312
Independent trustees' fees and expenses	1,794
Registration fees	60,856
Audit	21,630
Legal	317
Interest	201
Miscellaneous	4,325
Total expenses before reductions	4,488,146
Expense reductions	(18,264)
Total expenses after reductions		4,469,882
Net Investment income (loss)		7,168,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	33,137,927
Foreign currency transactions	(5,157)
Total net realized gain (loss)		33,132,770
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(151,261,491)
Assets and liabilities in foreign currencies	(27,714)
Total change in net unrealized appreciation (depreciation)		(151,289,205)
Net gain (loss)		(118,156,435)
Net increase (decrease) in net assets resulting from operations		$(110,987,751)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,168,684	$8,580,339
Net realized gain (loss)	33,132,770	32,188,411
Change in net unrealized appreciation (depreciation)	(151,289,205)	129,763,897
Net increase (decrease) in net assets resulting from operations	(110,987,751)	170,532,647
Distributions to shareholders	-	(8,437,183)
Share transactions - net increase (decrease)	(51,000,598)	72,770,453
Total increase (decrease) in net assets	(161,988,349)	234,865,917

Net Assets
Beginning of period	1,154,423,739	919,557,822
End of period	$992,435,390	$1,154,423,739

Fidelity Advisor® Materials Fund Class A

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$102.68	$87.03	$59.39	$69.57	$88.50	$81.27
Income from Investment Operations
Net investment income (loss) B,C	.54	.46	.33	.58	.84	.55
Net realized and unrealized gain (loss)	(10.35)	15.77	27.72	(10.10)	(12.01)	11.18
Total from investment operations	(9.81)	16.23	28.05	(9.52)	(11.17)	11.73
Distributions from net investment income	-	(.58)	(.41)	(.66)	(.67)	(.50)
Distributions from net realized gain	-	-	-	-	(7.09)	(4.00)
Total distributions	-	(.58)	(.41)	(.66)	(7.76)	(4.50)
Net asset value, end of period	$92.87	$102.68	$87.03	$59.39	$69.57	$88.50
Total Return D,E,F	(9.55)%	18.64%	47.27%	(13.81)%	(12.59)%	14.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.03% I	1.03%	1.08%	1.08%	1.06%	1.07%
Expenses net of fee waivers, if any	1.02% I	1.03%	1.08%	1.08%	1.06%	1.07%
Expenses net of all reductions	1.02% I	1.03%	1.08%	1.07%	1.05%	1.06%
Net investment income (loss)	1.09% I	.46%	.48%	.87%	1.08%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$119,726	$138,219	$101,238	$76,869	$126,182	$201,933
Portfolio turnover rate J	24% I	43%	36%	69%	77% K	67%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Materials Fund Class M

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$101.52	$86.14	$58.84	$68.98	$87.79	$80.66
Income from Investment Operations
Net investment income (loss) B,C	.41	.20	.14	.39	.61	.30
Net realized and unrealized gain (loss)	(10.22)	15.59	27.42	(10.01)	(11.88)	11.08
Total from investment operations	(9.81)	15.79	27.56	(9.62)	(11.27)	11.38
Distributions from net investment income	-	(.41)	(.26)	(.52)	(.45)	(.25)
Distributions from net realized gain	-	-	-	-	(7.09)	(4.00)
Total distributions	-	(.41)	(.26)	(.52)	(7.54)	(4.25)
Net asset value, end of period	$91.71	$101.52	$86.14	$58.84	$68.98	$87.79
Total Return D,E,F	(9.66)%	18.32%	46.86%	(14.05)%	(12.84)%	14.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.28% I	1.29%	1.36%	1.37%	1.35%	1.36%
Expenses net of fee waivers, if any	1.28% I	1.29%	1.36%	1.36%	1.35%	1.36%
Expenses net of all reductions	1.28% I	1.29%	1.36%	1.36%	1.34%	1.35%
Net investment income (loss)	.83% I	.20%	.21%	.58%	.79%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$34,470	$37,100	$24,768	$19,423	$27,436	$40,107
Portfolio turnover rate J	24% I	43%	36%	69%	77% K	67%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Materials Fund Class C

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$98.63	$83.76	$57.30	$67.13	$85.52	$78.72
Income from Investment Operations
Net investment income (loss) B,C	.16	(.28)	(.18)	.08	.25	(.09)
Net realized and unrealized gain (loss)	(9.92)	15.15	26.64	(9.76)	(11.50)	10.80
Total from investment operations	(9.76)	14.87	26.46	(9.68)	(11.25)	10.71
Distributions from net investment income	-	-	-	(.15)	(.04)	(.02)
Distributions from net realized gain	-	-	-	-	(7.09)	(3.89)
Total distributions	-	-	-	(.15)	(7.14) D	(3.91)
Net asset value, end of period	$88.87	$98.63	$83.76	$57.30	$67.13	$85.52
Total Return E,F,G	(9.90)%	17.75%	46.18%	(14.46)%	(13.24)%	13.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.78% J	1.78%	1.83%	1.82%	1.81%	1.82%
Expenses net of fee waivers, if any	1.78% J	1.78%	1.83%	1.82%	1.81%	1.82%
Expenses net of all reductions	1.78% J	1.78%	1.83%	1.81%	1.79%	1.82%
Net investment income (loss)	.34% J	(.29)%	(.27)%	.12%	.33%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,853	$21,261	$23,296	$24,239	$51,659	$85,792
Portfolio turnover rate K	24% J	43%	36%	69%	77% L	67%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Materials Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$103.29	$87.46	$59.63	$69.84	$88.90	$81.64
Income from Investment Operations
Net investment income (loss) B,C	.68	.75	.53	.77	1.06	.79
Net realized and unrealized gain (loss)	(10.42)	15.86	27.87	(10.14)	(12.09)	11.24
Total from investment operations	(9.74)	16.61	28.40	(9.37)	(11.03)	12.03
Distributions from net investment income	-	(.78)	(.57)	(.84)	(.93)	(.77)
Distributions from net realized gain	-	-	-	-	(7.09)	(4.00)
Total distributions	-	(.78)	(.57)	(.84)	(8.03) D	(4.77)
Net asset value, end of period	$93.55	$103.29	$87.46	$59.63	$69.84	$88.90
Total Return E,F	(9.43)%	18.98%	47.68%	(13.57)%	(12.35)%	14.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I	.75%	.80%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.75% I	.74%	.80%	.80%	.79%	.79%
Expenses net of all reductions	.75% I	.74%	.80%	.79%	.78%	.79%
Net investment income (loss)	1.36% I	.75%	.76%	1.14%	1.35%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$550,305	$645,773	$533,073	$405,668	$626,759	$1,043,704
Portfolio turnover rate J	24% I	43%	36%	69%	77% K	67%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Materials Fund Class I

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$103.07	$87.29	$59.52	$69.70	$88.73	$81.49
Income from Investment Operations
Net investment income (loss) B,C	.68	.74	.55	.78	1.07	.80
Net realized and unrealized gain (loss)	(10.41)	15.83	27.80	(10.12)	(12.08)	11.22
Total from investment operations	(9.73)	16.57	28.35	(9.34)	(11.01)	12.02
Distributions from net investment income	-	(.79)	(.58)	(.84)	(.93)	(.78)
Distributions from net realized gain	-	-	-	-	(7.09)	(4.00)
Total distributions	-	(.79)	(.58)	(.84)	(8.02)	(4.78)
Net asset value, end of period	$93.34	$103.07	$87.29	$59.52	$69.70	$88.73
Total Return D,E	(9.44)%	18.97%	47.70%	(13.55)%	(12.34)%	14.97%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.76% H	.75%	.78%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.76% H	.75%	.78%	.79%	.78%	.79%
Expenses net of all reductions	.76% H	.75%	.78%	.78%	.77%	.78%
Net investment income (loss)	1.36% H	.74%	.78%	1.16%	1.36%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$205,376	$238,282	$190,132	$137,887	$254,240	$511,062
Portfolio turnover rate I	24% H	43%	36%	69%	77% J	67%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Materials Fund Class Z

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$102.92	$87.14	$59.40	$69.58	$79.81
Income from Investment Operations
Net investment income (loss) C,D	.75	.88	.67	.88	.62
Net realized and unrealized gain (loss)	(10.39)	15.81	27.75	(10.10)	(6.96)
Total from investment operations	(9.64)	16.69	28.42	(9.22)	(6.34)
Distributions from net investment income	-	(.91)	(.68)	(.96)	(.96)
Distributions from net realized gain	-	-	-	-	(2.93)
Total distributions	-	(.91)	(.68)	(.96)	(3.89)
Net asset value, end of period	$93.28	$102.92	$87.14	$59.40	$69.58
Total Return E,F	(9.37)%	19.14%	47.92%	(13.43)%	(7.35)%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.62% I	.62%	.64%	.63%	.63% I
Expenses net of fee waivers, if any	.61% I	.62%	.64%	.63%	.62% I
Expenses net of all reductions	.61% I	.62%	.63%	.62%	.61% I
Net investment income (loss)	1.50% I	.88%	.93%	1.31%	2.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$64,705	$73,790	$47,051	$13,267	$10,039
Portfolio turnover rate J	24% I	43%	36%	69%	77% K

A For the year ended February 29.

B For the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Materials Portfolio	$167,781

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 288,350,104
Gross unrealized depreciation	(37,794,040)
Net unrealized appreciation (depreciation)	$ 250,556,064
Tax cost	$ 743,191,386

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(40,591,105)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	130,292,766	185,187,527
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 162,655	$ 1,751
Class M	.25%	.25%	91,976	-
Class C	.75%	.25%	100,051	17,006
			$ 354,682	$ 18,757

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,814
Class M	1,449
Class C A	32
$ 14,295

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 130,980.20
Class M	37,849.21
Class C	20,388.20
Materials	546,472.18
Class I	212,826.18
Class Z	14,540.04
	$ 963,055

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Materials Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Materials Portfolio	$ 1,809

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Materials Portfolio	Borrower	$ 7,643,667.32%		$ 201

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Materials Portfolio	8,065,967	8,409,196	1,027,120
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Materials Portfolio	$ 1,012
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Materials Portfolio	$ 618	$ -	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,264.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2022	Year ended February 28, 2022
Materials Portfolio
Distributions to shareholders
Class A	$ -	$762,533
Class M	-	147,448
Materials	-	5,007,156
Class I	-	1,869,092
Class Z	-	650,954
Total	$ -	$ 8,437,183
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2022	Year ended February 28, 2022	Six months ended August 31, 2022	Year ended February 28, 2022
Materials Portfolio
Class A
Shares sold	112,895	462,367	$ 11,545,535	$ 46,208,008
Reinvestment of distributions	-	7,168	-	745,309
Shares redeemed	(169,791)	(286,710)	(16,967,179)	(28,650,346)
Net increase (decrease)	(56,896)	182,825	$ (5,421,644)	$ 18,302,971
Class M
Shares sold	53,288	179,127	$ 5,378,800	$ 17,772,580
Reinvestment of distributions	-	1,429	-	147,010
Shares redeemed	(42,845)	(102,671)	(4,201,188)	(10,013,298)
Net increase (decrease)	10,443	77,885	$ 1,177,612	$ 7,906,292
Class C
Shares sold	23,628	94,534	$ 2,308,802	$ 9,060,563
Shares redeemed	(38,294)	(157,099)	(3,625,433)	(14,767,417)
Net increase (decrease)	(14,666)	(62,565)	$ (1,316,631)	$ (5,706,854)
Materials
Shares sold	467,659	5,001,453	$ 48,629,058	$ 502,734,189
Reinvestment of distributions	-	44,769	-	4,680,116
Shares redeemed	(837,269)	(4,889,252)	(82,050,301)	(485,592,599)
Net increase (decrease)	(369,610)	156,970	$ (33,421,243)	$ 21,821,706
Class I
Shares sold	442,736	1,335,457	$ 44,935,722	$ 132,303,721
Reinvestment of distributions	-	16,505	-	1,721,641
Shares redeemed	(554,310)	(1,218,271)	(54,493,480)	(121,416,087)
Net increase (decrease)	(111,574)	133,691	$ (9,557,758)	$ 12,609,275
Class Z
Shares sold	119,816	511,529	$ 11,817,405	$ 50,914,703
Reinvestment of distributions	-	5,860	-	610,221
Shares redeemed	(143,077)	(340,358)	(14,278,339)	(33,687,861)
Net increase (decrease)	(23,261)	177,031	$ (2,460,934)	$ 17,837,063
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Chemicals Portfolio	.74%
Actual		$ 1,000	$ 937.90	$ 3.61
Hypothetical- B		$ 1,000	$ 1,021.48	$ 3.77
Gold Portfolio
Class A	1.08%
Actual		$ 1,000	$ 691.40	$ 4.60
Hypothetical- B		$ 1,000	$ 1,019.76	$ 5.50
Class M	1.36%
Actual		$ 1,000	$ 690.40	$ 5.79
Hypothetical- B		$ 1,000	$ 1,018.35	$ 6.92
Class C	1.78%
Actual		$ 1,000	$ 688.80	$ 7.58
Hypothetical- B		$ 1,000	$ 1,016.23	$ 9.05
Gold Portfolio	.77%
Actual		$ 1,000	$ 692.70	$ 3.29
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92
Class I	.77%
Actual		$ 1,000	$ 692.40	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92
Class Z	.63%
Actual		$ 1,000	$ 693.00	$ 2.69
Hypothetical- B		$ 1,000	$ 1,022.03	$ 3.21
Materials Portfolio
Class A	1.02%
Actual		$ 1,000	$ 904.50	$ 4.90
Hypothetical- B		$ 1,000	$ 1,020.06	$ 5.19
Class M	1.28%
Actual		$ 1,000	$ 903.40	$ 6.14
Hypothetical- B		$ 1,000	$ 1,018.75	$ 6.51
Class C	1.78%
Actual		$ 1,000	$ 901.00	$ 8.53
Hypothetical- B		$ 1,000	$ 1,016.23	$ 9.05
Materials Portfolio	.75%
Actual		$ 1,000	$ 905.70	$ 3.60
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82
Class I	.76%
Actual		$ 1,000	$ 905.60	$ 3.65
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87
Class Z	.61%
Actual		$ 1,000	$ 906.30	$ 2.93
Hypothetical- B		$ 1,000	$ 1,022.13	$ 3.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or a representative class (retail class), as applicable; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that Chemicals Portfolio had a portfolio manager change in August 2019 and July 2020, Gold Portfolio had a portfolio manager change in March 2019, and Materials Portfolio had a portfolio manager change in November 2019 and May 2020. The Board will continue to monitor closely each fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund or representative class, as applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Chemicals Portfolio

Gold Portfolio

The Board considered the fund's underperformance for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2020 and May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Materials Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Chemicals Portfolio's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Chemicals Portfolio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

In its review of the total expense ratio of the representative class (retail class) of each of Gold Portfolio and Materials Portfolio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class of each of Gold Portfolio and Materials Portfolio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.846035.115
SELMT-SANN-1022
Fidelity® Select Portfolios®
Information Technology Sector

IT Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio

Semi-Annual Report
August 31, 2022

Contents

IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Semiconductors Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Software and IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Tech Hardware Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Technology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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IT Services Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Visa, Inc. Class A	19.4
MasterCard, Inc. Class A	16.5
Accenture PLC Class A	12.2
EPAM Systems, Inc.	5.0
Cognizant Technology Solutions Corp. Class A	4.1
ExlService Holdings, Inc.	4.0
Block, Inc. Class A	3.7
H&R Block, Inc.	3.4
Paychex, Inc.	3.3
Intuit, Inc.	3.3
74.9

Industries (% of Fund's net assets)

IT Services	88.2
Software	5.9
Diversified Consumer Services	3.4
Internet & Direct Marketing Retail	1.5
Consumer Finance	0.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Percentages shown as 0.0% reflect amounts less than 0.05%.

IT Services Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Consumer Finance - 0.4%
Consumer Finance - 0.4%
NerdWallet, Inc. (a)	988,700	10,272,593
Diversified Consumer Services - 3.4%
Specialized Consumer Services - 3.4%
H&R Block, Inc.	1,716,500	77,242,500
Internet & Direct Marketing Retail - 1.5%
Internet & Direct Marketing Retail - 1.5%
Global-e Online Ltd. (a)(b)	1,096,525	34,639,225
IT Services - 88.2%
Data Processing & Outsourced Services - 58.0%
Automatic Data Processing, Inc.	147,575	36,068,806
Block, Inc. Class A (a)(b)	1,222,000	84,208,020
ExlService Holdings, Inc. (b)	540,500	90,647,255
Fidelity National Information Services, Inc.	639,659	58,445,643
Fiserv, Inc. (b)	590,117	59,713,939
MasterCard, Inc. Class A	1,164,000	377,566,680
Nuvei Corp. (a)(c)	201,300	6,157,767
Paychex, Inc.	614,000	75,730,760
PayPal Holdings, Inc. (b)	191,640	17,906,842
TaskUs, Inc. (a)(b)	424,637	6,318,599
The Western Union Co.	4,800	71,136
Visa, Inc. Class A (a)	2,231,148	443,351,418
WEX, Inc. (b)	700	107,975
WNS Holdings Ltd. sponsored ADR (b)	816,492	68,789,451
		1,325,084,291
Internet Services & Infrastructure - 4.7%
Cloudflare, Inc. (b)	272,900	17,075,353
GoDaddy, Inc. (b)	54,427	4,126,655
MongoDB, Inc. Class A (a)(b)	167,800	54,175,908
Okta, Inc. (b)	96,800	8,847,520
Snowflake, Inc. (a)(b)	123,000	22,256,850
		106,482,286
IT Consulting & Other Services - 25.5%
Accenture PLC Class A	963,480	277,925,441
Amdocs Ltd.	251,200	21,470,064
CI&T, Inc. Class A (a)	101,656	930,152
Cognizant Technology Solutions Corp. Class A	1,493,232	94,327,465
DXC Technology Co. (b)	447,200	11,081,616
EPAM Systems, Inc. (b)	267,200	113,960,800
Gartner, Inc. (b)	224,100	63,940,212
		583,635,750
TOTAL IT SERVICES		2,015,202,327
Software - 5.9%
Application Software - 5.9%
Intuit, Inc.	174,556	75,369,790
Paycom Software, Inc. (b)	168,000	59,001,600
		134,371,390
TOTAL COMMON STOCKS (Cost $1,382,391,580)		2,271,728,035

Money Market Funds - 20.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	13,521,023	13,523,727
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	448,448,365	448,493,210
TOTAL MONEY MARKET FUNDS (Cost $462,016,937)		462,016,937

TOTAL INVESTMENT IN SECURITIES - 119.6% (Cost $1,844,408,517)	2,733,744,972
NET OTHER ASSETS (LIABILITIES) - (19.6)%	(448,469,918)
NET ASSETS - 100.0%	2,285,275,054

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,157,767 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,591,416	366,490,804	354,558,493	74,588	-	-	13,523,727	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	84,129,800	1,020,962,541	656,599,131	200,562	-	-	448,493,210	1.3%
Total	85,721,216	1,387,453,345	1,011,157,624	275,150	-	-	462,016,937

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,271,728,035	2,271,728,035	-	-

Money Market Funds	462,016,937	462,016,937	-	-
Total Investments in Securities:	2,733,744,972	2,733,744,972	-	-
IT Services Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $432,869,824) - See accompanying schedule:	$2,271,728,035
Unaffiliated issuers (cost $1,382,391,580)
Fidelity Central Funds (cost $462,016,937)	462,016,937

Total Investment in Securities (cost $1,844,408,517)		$2,733,744,972
Receivable for investments sold		2,314,116
Receivable for fund shares sold		194,259
Dividends receivable		922,368
Distributions receivable from Fidelity Central Funds		57,265
Prepaid expenses		10,950
Other receivables		39,187
Total assets		2,737,283,117
Liabilities
Payable for fund shares redeemed	$2,061,559
Accrued management fee	1,067,216
Other affiliated payables	380,610
Other payables and accrued expenses	21,558
Collateral on securities loaned	448,477,120
Total Liabilities		452,008,063
Net Assets		$2,285,275,054
Net Assets consist of:
Paid in capital		$1,394,578,057
Total accumulated earnings (loss)		890,696,997
Net Assets		$2,285,275,054
Net Asset Value , offering price and redemption price per share ($2,285,275,054 ÷ 41,517,466 shares)		$55.04

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$8,698,191
Income from Fidelity Central Funds (including $200,562 from security lending)		275,150
Total Income		8,973,341
Expenses
Management fee	$6,442,805
Transfer agent fees	2,044,894
Accounting fees	344,774
Custodian fees and expenses	7,312
Independent trustees' fees and expenses	4,058
Registration fees	13,008
Audit	18,459
Legal	1,390
Interest	1,940
Miscellaneous	10,174
Total expenses before reductions	8,888,814
Expense reductions	(41,669)
Total expenses after reductions		8,847,145
Net Investment income (loss)		126,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,994,131
Foreign currency transactions	(6,366)
Total net realized gain (loss)		12,987,765
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(354,683,730)
Assets and liabilities in foreign currencies	(1,352)
Total change in net unrealized appreciation (depreciation)		(354,685,082)
Net gain (loss)		(341,697,317)
Net increase (decrease) in net assets resulting from operations		$(341,571,121)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,196	$(11,605,499)
Net realized gain (loss)	12,987,765	758,484,744
Change in net unrealized appreciation (depreciation)	(354,685,082)	(1,177,179,444)
Net increase (decrease) in net assets resulting from operations	(341,571,121)	(430,300,199)
Distributions to shareholders	(302,093,148)	(528,547,016)
Share transactions
Proceeds from sales of shares	69,212,647	283,388,277
Reinvestment of distributions	284,162,618	495,301,813
Cost of shares redeemed	(298,274,895)	(1,081,314,912)
Net increase (decrease) in net assets resulting from share transactions	55,100,370	(302,624,822)
Total increase (decrease) in net assets	(588,563,899)	(1,261,472,037)

Net Assets
Beginning of period	2,873,838,953	4,135,310,990
End of period	$2,285,275,054	$2,873,838,953

Other Information
Shares
Sold	1,156,483	3,049,821
Issued in reinvestment of distributions	4,603,315	5,895,522
Redeemed	(5,141,449)	(12,068,264)
Net increase (decrease)	618,349	(3,122,921)

IT Services Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$70.27	$93.94	$73.62	$64.96	$58.69	$44.84
Income from Investment Operations
Net investment income (loss) B,C	-	(.27)	(.09)	.03	.04	.04
Net realized and unrealized gain (loss)	(7.68)	(10.44)	25.34	10.36	8.92	15.50
Total from investment operations	(7.68)	(10.71)	25.25	10.39	8.96	15.54
Distributions from net investment income	-	-	(.01)	(.03)	(.03)	(.02)
Distributions from net realized gain	(7.55)	(12.96)	(4.93)	(1.70)	(2.66)	(1.67)
Total distributions	(7.55)	(12.96)	(4.93) D	(1.73)	(2.69)	(1.69)
Net asset value, end of period	$55.04	$70.27	$93.94	$73.62	$64.96	$58.69
Total Return E,F	(12.09)%	(13.31)%	34.67%	15.99%	16.04%	35.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.70%	.72%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.72% I	.70%	.72%	.73%	.74%	.77%
Expenses net of all reductions	.72% I	.70%	.72%	.73%	.74%	.77%
Net investment income (loss)	.01% I	(.29)%	(.11)%	.04%	.06%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,285,275	$2,873,839	$4,135,311	$4,099,114	$2,867,321	$2,284,152
Portfolio turnover rate J	48% I	41%	31%	24%	26%	26%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Semiconductors Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	20.5
NXP Semiconductors NV	10.1
Marvell Technology, Inc.	9.1
onsemi	8.4
GlobalFoundries, Inc.	5.2
Microchip Technology, Inc.	4.8
Advanced Micro Devices, Inc.	4.7
Broadcom, Inc.	4.2
Teradyne, Inc.	3.5
Cadence Design Systems, Inc.	2.9
73.4

Industries (% of Fund's net assets)

Semiconductors & Semiconductor Equipment	94.0
Software	2.9
Electronic Equipment & Components	1.6
Electrical Equipment	0.3
Metals & Mining	0.1
Technology Hardware, Storage & Peripherals	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages shown as 0.0% reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiconductors Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Array Technologies, Inc. (a)	983,600	20,557,240
Electronic Equipment & Components - 1.6%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	1,097,800	3,381,224
Electronic Manufacturing Services - 1.6%
Flex Ltd. (a)	1,244,200	22,159,202
Jabil, Inc.	1,319,958	79,593,467
		101,752,669
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		105,133,893
Semiconductors & Semiconductor Equipment - 93.3%
Semiconductor Equipment - 8.6%
Enphase Energy, Inc. (a)	57,000	16,327,080
KLA Corp.	170,013	58,506,574
Lam Research Corp.	356,873	156,278,255
Nova Ltd. (a)(b)	1,038,428	103,136,669
Teradyne, Inc. (b)	2,677,822	226,650,854
		560,899,432
Semiconductors - 84.7%
Advanced Micro Devices, Inc. (a)	3,581,218	303,937,972
Allegro MicroSystems LLC (a)	2,347,000	54,732,040
Alpha & Omega Semiconductor Ltd. (a)	513,296	19,844,023
Analog Devices, Inc.	1,186,538	179,796,103
ASE Technology Holding Co. Ltd. ADR (b)	1,396,600	8,044,416
Broadcom, Inc.	550,950	274,984,655
Cirrus Logic, Inc. (a)	1,315,779	100,907,092
Diodes, Inc. (a)	809,700	57,626,349
GlobalFoundries, Inc. (b)	5,622,293	336,325,567
Lattice Semiconductor Corp. (a)	244,000	13,151,600
MACOM Technology Solutions Holdings, Inc. (a)	1,691,900	93,308,285
Marvell Technology, Inc.	12,731,677	596,097,117
MaxLinear, Inc. Class A (a)	1,524,331	54,769,213
Microchip Technology, Inc.	4,840,198	315,822,920
Monolithic Power Systems, Inc.	239,000	108,310,020
NVIDIA Corp.	8,859,568	1,337,263,193
NXP Semiconductors NV	4,010,288	660,013,199
onsemi (a)	7,998,709	550,071,218
Qualcomm, Inc.	911,288	120,536,064
Skyworks Solutions, Inc.	459,500	45,283,725
SMART Global Holdings, Inc. (a)(b)	760,000	13,946,000
Synaptics, Inc. (a)	306,664	35,453,425
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,200,100	183,378,335
Texas Instruments, Inc.	265,635	43,885,558
Wolfspeed, Inc. (a)(b)	195,200	22,149,344
		5,529,637,433
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		6,090,536,865
Software - 2.9%
Application Software - 2.9%
Cadence Design Systems, Inc. (a)	1,077,800	187,289,306
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
IonQ, Inc. (a)(c)	155,600	924,264
TOTAL COMMON STOCKS (Cost $4,778,032,402)		6,404,441,568

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
Electronic Equipment & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (c)(d)	739,500	778,324
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	189,999	6,028,668
Semiconductors & Semiconductor Equipment - 0.5%
Semiconductor Equipment - 0.2%
Astera Labs, Inc.:
Series A (c)(d)	269,049	2,736,094
Series B (c)(d)	45,810	465,865
Series C (c)(d)	185,800	1,889,493
Series D (c)(d)	1,092,759	11,112,813
		16,204,265
Semiconductors - 0.3%
Alif Semiconductor Series C (c)(d)	444,283	9,018,296
GaN Systems, Inc.:
Series F1 (c)(d)	496,628	3,332,374
Series F2 (c)(d)	262,241	1,759,637
SiMa.ai:
Series B (a)(c)(d)	309,900	2,197,470
Series B1 (c)(d)	20,760	147,207
		16,454,984
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		32,659,249
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(c)(d)	8,800	495,264
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,192,468)		39,961,505

Preferred Securities - 0.2%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductors - 0.2%
GaN Systems, Inc. 0% (c)(d)(f)	11,640,267	11,640,267
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(f)	490,000	490,000
TOTAL PREFERRED SECURITIES (Cost $12,130,267)		12,130,267

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (g)	50,110,447	50,120,469
Fidelity Securities Lending Cash Central Fund 2.34% (g)(h)	348,071,110	348,105,917
TOTAL MONEY MARKET FUNDS (Cost $398,226,386)		398,226,386

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $5,226,581,523)	6,854,759,726
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(325,333,842)
NET ASSETS - 100.0%	6,529,425,884

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,016,036 or 0.8% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alif Semiconductor Series C	3/08/22	9,018,296
Astera Labs, Inc. Series A	5/17/22	2,736,094
Astera Labs, Inc. Series B	5/17/22	465,865
Astera Labs, Inc. Series C	8/24/21	624,622
Astera Labs, Inc. Series D	5/17/22 - 5/27/22	11,112,812
Diamond Foundry, Inc. Series C	3/15/21	4,559,976
GaN Systems, Inc. Series F1	11/30/21	4,211,405
GaN Systems, Inc. Series F2	11/30/21	2,223,804
GaN Systems, Inc. 0%	11/30/21	11,640,267
IonQ, Inc.	3/07/21	1,556,000
Menlo Micro, Inc. Series C	2/09/22	980,207
SiMa.ai Series B	5/10/21	1,588,981
SiMa.ai Series B1	4/25/22	147,207
Tenstorrent, Inc. Series C1	4/23/21	523,198
Tenstorrent, Inc. 0%	4/23/21	490,000
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	56,307,633	686,529,507	692,716,671	368,695	-	-	50,120,469	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	109,291,689	1,130,930,725	892,116,497	1,304,592	-	-	348,105,917	1.0%
Total	165,599,322	1,817,460,232	1,584,833,168	1,673,287	-	-	398,226,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	6,404,441,568	6,404,441,568	-	-

Convertible Preferred Stocks	39,961,505	-	-	39,961,505

Preferred Securities	12,130,267	-	-	12,130,267

Money Market Funds	398,226,386	398,226,386	-	-
Total Investments in Securities:	6,854,759,726	6,802,667,954	-	52,091,772
Semiconductors Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $334,831,813) - See accompanying schedule:	$6,456,533,340
Unaffiliated issuers (cost $4,828,355,137)
Fidelity Central Funds (cost $398,226,386)	398,226,386

Total Investment in Securities (cost $5,226,581,523)		$6,854,759,726
Receivable for investments sold		29,764,292
Receivable for fund shares sold		1,952,878
Dividends receivable		3,978,814
Distributions receivable from Fidelity Central Funds		845,106
Prepaid expenses		24,134
Other receivables		194,636
Total assets		6,891,519,586
Liabilities
Payable for fund shares redeemed	9,697,599
Accrued management fee	3,162,561
Other affiliated payables	895,514
Other payables and accrued expenses	232,111
Collateral on securities loaned	348,105,917
Total Liabilities		362,093,702
Net Assets		$6,529,425,884
Net Assets consist of:
Paid in capital		$4,853,234,435
Total accumulated earnings (loss)		1,676,191,449
Net Assets		$6,529,425,884
Net Asset Value , offering price and redemption price per share ($6,529,425,884 ÷ 416,013,220 shares)		$15.70

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$26,307,712
Income from Fidelity Central Funds (including $1,304,592 from security lending)		1,673,287
Total Income		27,980,999
Expenses
Management fee	$18,905,568
Transfer agent fees	5,097,057
Accounting fees	554,574
Custodian fees and expenses	39,418
Independent trustees' fees and expenses	11,784
Registration fees	58,121
Audit	18,459
Legal	2,673
Interest	1,055
Miscellaneous	19,179
Total expenses before reductions	24,707,888
Expense reductions	(122,726)
Total expenses after reductions		24,585,162
Net Investment income (loss)		3,395,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	66,711,714
Foreign currency transactions	(121,340)
Total net realized gain (loss)		66,590,374
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,705,929,881)
Assets and liabilities in foreign currencies	2,729
Total change in net unrealized appreciation (depreciation)		(1,705,927,152)
Net gain (loss)		(1,639,336,778)
Net increase (decrease) in net assets resulting from operations		$(1,635,940,941)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,395,837	$2,075,831
Net realized gain (loss)	66,590,374	704,123,799
Change in net unrealized appreciation (depreciation)	(1,705,927,152)	616,660,274
Net increase (decrease) in net assets resulting from operations	(1,635,940,941)	1,322,859,904
Distributions to shareholders	(287,580,089)	(613,939,297)
Share transactions
Proceeds from sales of shares	719,339,001	3,146,391,881
Reinvestment of distributions	271,103,279	580,580,568
Cost of shares redeemed	(964,418,385)	(1,726,756,170)
Net increase (decrease) in net assets resulting from share transactions	26,023,895	2,000,216,279
Total increase (decrease) in net assets	(1,897,497,135)	2,709,136,886

Net Assets
Beginning of period	8,426,923,019	5,717,786,133
End of period	$6,529,425,884	$8,426,923,019

Other Information
Shares
Sold	40,504,864	150,199,767
Issued in reinvestment of distributions	15,103,244	28,114,026
Redeemed	(56,173,217)	(86,759,172)
Net increase (decrease)	(565,109)	91,554,621

Semiconductors Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$20.23	$17.59	$11.47	$9.41	$11.77	$10.12
Income from Investment Operations
Net investment income (loss) C,D	.01	.01	.07	.09	.10	.05
Net realized and unrealized gain (loss)	(3.84)	4.30	7.37	2.39	(.35)	3.24
Total from investment operations	(3.83)	4.31	7.44	2.48	(.25)	3.29
Distributions from net investment income	-	(.01)	(.08)	(.10)	(.06)	(.12)
Distributions from net realized gain	(.70)	(1.66)	(1.24)	(.33)	(2.05)	(1.52)
Total distributions	(.70)	(1.67)	(1.32)	(.42) E	(2.11)	(1.64)
Redemption fees added to paid in capital C	-	-	-	-	-	- F
Net asset value, end of period	$15.70	$20.23	$17.59	$11.47	$9.41	$11.77
Total Return G,H	(19.38)%	24.57%	70.47%	26.01%	.19%	34.20%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.69% K	.68%	.70%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.68% K	.67%	.70%	.72%	.73%	.75%
Expenses net of all reductions	.68% K	.67%	.69%	.71%	.72%	.74%
Net investment income (loss)	.09% K	.03%	.53%	.85%	.92%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$6,529,426	$8,426,923	$5,717,786	$3,778,557	$3,052,506	$3,652,565
Portfolio turnover rate L	31% K	33%	87%	114%	130%	110%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Software and IT Services Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	24.7
Visa, Inc. Class A	7.2
MasterCard, Inc. Class A	6.4
Adobe, Inc.	5.8
Salesforce.com, Inc.	4.9
Alphabet, Inc. Class A	2.9
Palo Alto Networks, Inc.	2.8
PayPal Holdings, Inc.	2.8
Autodesk, Inc.	2.5
Cognizant Technology Solutions Corp. Class A	2.3
62.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Industries (% of Fund's net assets)

Software	57.0
IT Services	34.1
Interactive Media & Services	4.5
Entertainment	1.7
Internet & Direct Marketing Retail	0.6
Professional Services	0.3
Media	0.2

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages shown as 0.0% reflect amounts less than 0.05%.

Software and IT Services Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Entertainment - 1.7%
Interactive Home Entertainment - 1.7%
Activision Blizzard, Inc.	814,900	63,961,501
Electronic Arts, Inc.	717,300	91,003,851
		154,965,352
Interactive Media & Services - 4.5%
Interactive Media & Services - 4.5%
Alphabet, Inc. Class A (a)	2,496,000	270,117,120
Meta Platforms, Inc. Class A (a)	420,300	68,479,479
Twitter, Inc. (a)	2,062,242	79,911,878
		418,508,477
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	352,800	33,660,648
Uber Technologies, Inc. (a)	725,900	20,876,884
		54,537,532
IT Services - 34.1%
Data Processing & Outsourced Services - 20.4%
AvidXchange Holdings, Inc.	36,300	282,777
Block, Inc. Class A (a)	711,400	49,022,574
ExlService Holdings, Inc. (a)	216,062	36,235,758
Fidelity National Information Services, Inc.	611,200	55,845,344
Fiserv, Inc. (a)	272,400	27,564,156
FleetCor Technologies, Inc. (a)	153,200	32,559,596
Global Payments, Inc.	1,168,870	145,208,720
MasterCard, Inc. Class A	1,814,800	588,666,676
PayPal Holdings, Inc. (a)	2,706,500	252,895,360
StoneCo Ltd. Class A (a)	319,600	3,029,808
Visa, Inc. Class A	3,341,920	664,072,923
WEX, Inc. (a)	114,700	17,692,475
		1,873,076,167
Internet Services & Infrastructure - 5.1%
Akamai Technologies, Inc. (a)	1,122,900	101,375,412
GoDaddy, Inc. (a)	1,471,200	111,546,384
MongoDB, Inc. Class A (a)	346,200	111,774,132
Snowflake, Inc. (a)	333,200	60,292,540
Twilio, Inc. Class A (a)	748,400	52,073,672
Wix.com Ltd. (a)	472,300	29,891,867
		466,954,007
IT Consulting & Other Services - 8.6%
Accenture PLC Class A	655,900	189,200,914
Capgemini SA	691,100	120,152,124
Cognizant Technology Solutions Corp. Class A	3,294,200	208,094,614
DXC Technology Co. (a)	707,800	17,539,284
Gartner, Inc. (a)	301,600	86,052,512
IBM Corp.	1,241,200	159,432,140
Kyndryl Holdings, Inc. (a)	281,400	2,932,188
Thoughtworks Holding, Inc.	46,100	606,676
		784,010,452
TOTAL IT SERVICES		3,124,040,626
Media - 0.2%
Publishing - 0.2%
The New York Times Co. Class A	560,000	17,074,400
Professional Services - 0.3%
Research & Consulting Services - 0.3%
CACI International, Inc. Class A (a)	88,700	24,913,169
Software - 57.0%
Application Software - 24.8%
Adobe, Inc. (a)	1,415,000	528,417,600
Alteryx, Inc. Class A (a)	329,700	20,546,904
Aspen Technology, Inc. (a)	204,162	42,996,517
Autodesk, Inc. (a)	1,125,000	226,957,500
Avalara, Inc. (a)	285,100	26,112,309
Blackbaud, Inc. (a)	646,300	33,801,490
Braze, Inc.	15,500	638,290
Ceridian HCM Holding, Inc. (a)	981,542	58,539,165
Citrix Systems, Inc.	258,907	26,607,872
Confluent, Inc. (a)	148,100	4,052,016
Constellation Software, Inc.	25,200	37,934,217
Coupa Software, Inc. (a)	424,300	24,779,120
DocuSign, Inc. (a)	129,800	7,556,956
Dropbox, Inc. Class A (a)	213,000	4,556,070
Elastic NV (a)	735,700	61,732,587
Everbridge, Inc. (a)	473,000	18,815,940
Five9, Inc. (a)	323,000	31,689,530
HashiCorp, Inc.	16,900	597,415
HubSpot, Inc. (a)	215,000	72,463,600
Intuit, Inc.	281,600	121,589,248
Liveramp Holdings, Inc. (a)	265,300	5,266,205
Micro Focus International PLC	1,263,938	7,609,954
Momentive Global, Inc. (a)	850,700	6,031,463
New Relic, Inc. (a)	473,100	28,721,901
PTC, Inc. (a)	934,400	107,353,216
Qualtrics International, Inc. (a)	877,200	10,745,700
Salesforce.com, Inc. (a)	2,898,284	452,480,098
Samsara, Inc. (b)	69,800	1,037,926
SAP SE	73,900	6,294,018
Smartsheet, Inc. (a)	313,700	10,436,799
Workday, Inc. Class A (a)	872,300	143,545,688
Workiva, Inc. (a)	226,100	15,349,929
Zendesk, Inc. (a)	1,178,100	90,442,737
Zoom Video Communications, Inc. Class A (a)	406,900	32,714,760
		2,268,414,740
Systems Software - 32.2%
GitLab, Inc.	11,200	670,544
Mandiant, Inc. (a)	3,422,300	78,233,778
Microsoft Corp.	8,667,500	2,266,291,225
NortonLifeLock, Inc.	4,479,100	101,182,869
Oracle Corp.	2,364,027	175,292,602
Palo Alto Networks, Inc. (a)	465,500	259,195,055
Tenable Holdings, Inc. (a)	1,617,600	64,073,136
Zuora, Inc. (a)	1,207,700	9,275,136
		2,954,214,345
TOTAL SOFTWARE		5,222,629,085
TOTAL COMMON STOCKS (Cost $5,272,175,519)		9,016,668,641

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	140,151,290	140,179,320
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	1,016,898	1,017,000
TOTAL MONEY MARKET FUNDS (Cost $141,196,320)		141,196,320

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,413,371,839)	9,157,864,961
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,133,698
NET ASSETS - 100.0%	9,159,998,659

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	46,704,772	410,494,606	317,020,058	423,218	-	-	140,179,320	0.3%
Fidelity Securities Lending Cash Central Fund 2.34%	582,500	108,196,303	107,761,803	22,211	-	-	1,017,000	0.0%
Total	47,287,272	518,690,909	424,781,861	445,429	-	-	141,196,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	9,016,668,641	9,002,764,669	13,903,972	-

Money Market Funds	141,196,320	141,196,320	-	-
Total Investments in Securities:	9,157,864,961	9,143,960,989	13,903,972	-
Software and IT Services Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,008,186) - See accompanying schedule:	$9,016,668,641
Unaffiliated issuers (cost $5,272,175,519)
Fidelity Central Funds (cost $141,196,320)	141,196,320

Total Investment in Securities (cost $5,413,371,839)		$9,157,864,961
Receivable for investments sold		6,898,154
Receivable for fund shares sold		1,141,905
Dividends receivable		9,537,089
Distributions receivable from Fidelity Central Funds		152,164
Prepaid expenses		34,555
Other receivables		458,183
Total assets		9,176,087,011
Liabilities
Payable for fund shares redeemed	9,130,560
Accrued management fee	4,312,194
Transfer agent fee payable	1,161,557
Other affiliated payables	96,315
Other payables and accrued expenses	370,726
Collateral on securities loaned	1,017,000
Total Liabilities		16,088,352
Net Assets		$9,159,998,659
Net Assets consist of:
Paid in capital		$5,131,000,702
Total accumulated earnings (loss)		4,028,997,957
Net Assets		$9,159,998,659
Net Asset Value , offering price and redemption price per share ($9,159,998,659 ÷ 418,745,659 shares)		$21.87

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$30,217,968
Income from Fidelity Central Funds (including $22,211 from security lending)		445,429
Total Income		30,663,397
Expenses
Management fee	$26,209,518
Transfer agent fees	7,243,959
Accounting fees	611,439
Custodian fees and expenses	38,546
Independent trustees' fees and expenses	16,329
Registration fees	29,081
Audit	18,003
Legal	4,203
Interest	7,451
Miscellaneous	32,152
Total expenses before reductions	34,210,681
Expense reductions	(167,865)
Total expenses after reductions		34,042,816
Net Investment income (loss)		(3,379,419)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	291,914,710
Foreign currency transactions	716
Total net realized gain (loss)		291,915,426
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,825,642,094)
Assets and liabilities in foreign currencies	(7,205)
Total change in net unrealized appreciation (depreciation)		(1,825,649,299)
Net gain (loss)		(1,533,733,873)
Net increase (decrease) in net assets resulting from operations		$(1,537,113,292)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,379,419)	$(21,892,746)
Net realized gain (loss)	291,915,426	1,110,704,960
Change in net unrealized appreciation (depreciation)	(1,825,649,299)	(688,232,505)
Net increase (decrease) in net assets resulting from operations	(1,537,113,292)	400,579,709
Distributions to shareholders	(393,321,116)	(831,854,738)
Share transactions
Proceeds from sales of shares	280,131,909	1,277,423,928
Reinvestment of distributions	369,715,240	783,418,638
Cost of shares redeemed	(827,705,424)	(2,255,819,953)
Net increase (decrease) in net assets resulting from share transactions	(177,858,275)	(194,977,387)
Total increase (decrease) in net assets	(2,108,292,683)	(626,252,416)

Net Assets
Beginning of period	11,268,291,342	11,894,543,758
End of period	$9,159,998,659	$11,268,291,342

Other Information
Shares
Sold	11,837,462	42,971,848
Issued in reinvestment of distributions	14,607,456	26,896,267
Redeemed	(35,735,055)	(77,442,780)
Net increase (decrease)	(9,290,137)	(7,574,665)

Software and IT Services Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$26.33	$27.31	$19.90	$18.71	$17.89	$14.09
Income from Investment Operations
Net investment income (loss) C,D	(.01)	(.05)	(.03)	.19 E	.02	(.02)
Net realized and unrealized gain (loss)	(3.52)	1.03	8.82	3.52	1.81	5.01
Total from investment operations	(3.53)	.98	8.79	3.71	1.83	4.99
Distributions from net investment income	-	-	(.15)	(.05)	(.01)	-
Distributions from net realized gain	(.93)	(1.96)	(1.23)	(2.47)	(1.00)	(1.19)
Total distributions	(.93)	(1.96)	(1.38)	(2.52)	(1.01)	(1.19)
Net asset value, end of period	$21.87	$26.33	$27.31	$19.90	$18.71	$17.89
Total Return F,G	(13.89)%	2.98%	45.80%	21.33%	10.90%	36.76%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.69% J	.67%	.70%	.70%	.72%	.73%
Expenses net of fee waivers, if any	.68% J	.67%	.70%	.70%	.72%	.73%
Expenses net of all reductions	.68% J	.67%	.69%	.70%	.71%	.73%
Net investment income (loss)	(.07)% J	(.17)%	(.11)%	.98% E	.10%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,159,999	$11,268,291	$11,894,544	$8,031,911	$6,540,896	$5,539,357
Portfolio turnover rate K	1% J	10%	22%	23%	48%	31%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Tech Hardware Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Cisco Systems, Inc.	11.4
Apple, Inc.	11.2
Sony Group Corp.	10.5
Samsung Electronics Co. Ltd.	10.3
Palo Alto Networks, Inc.	6.1
Motorola Solutions, Inc.	4.9
Fortinet, Inc.	3.2
FUJIFILM Holdings Corp.	3.1
Nintendo Co. Ltd.	3.0
CDW Corp.	2.7
66.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Industries (% of Fund's net assets)

Technology Hardware, Storage & Peripherals	36.5
Communications Equipment	27.1
Household Durables	12.9
Software	10.5
Electronic Equipment & Components	8.3
Entertainment	3.0
IT Services	0.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages shown as 0.0% reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Tech Hardware Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
Communications Equipment - 27.1%
Communications Equipment - 27.1%
Arista Networks, Inc. (a)	146,866	17,606,296
Calix, Inc. (a)	136,137	8,011,662
Ciena Corp. (a)	191,819	9,732,896
Cisco Systems, Inc.	1,868,165	83,544,337
CommScope Holding Co., Inc. (a)	396,562	4,481,151
Ericsson (B Shares)	2,251,737	16,839,443
Extreme Networks, Inc. (a)	616,678	8,836,996
Juniper Networks, Inc.	100,404	2,853,482
Motorola Solutions, Inc.	147,333	35,862,326
Nokia Corp.	2,171,653	10,943,748
		198,712,337
Electronic Equipment & Components - 8.3%
Electronic Components - 0.8%
Kyocera Corp.	101,994	5,669,212
Electronic Equipment & Instruments - 3.8%
Keysight Technologies, Inc. (a)	109,238	17,903,016
Napco Security Technologies, Inc.	35,154	1,042,668
Zebra Technologies Corp. Class A (a)	28,868	8,707,744
		27,653,428
Technology Distributors - 3.7%
CDW Corp.	117,257	20,015,770
TD SYNNEX Corp.	75,418	7,261,245
		27,277,015
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		60,599,655
Entertainment - 3.0%
Interactive Home Entertainment - 3.0%
Nintendo Co. Ltd.	52,919	21,662,229
Household Durables - 12.9%
Consumer Electronics - 12.9%
Garmin Ltd.	72,741	6,436,851
Panasonic Holdings Corp.	610,838	4,956,574
Sonos, Inc. (a)(b)	412,175	6,199,112
Sony Group Corp.	965,949	76,796,140
		94,388,677
IT Services - 0.5%
Internet Services & Infrastructure - 0.5%
Cloudflare, Inc. (a)	63,138	3,950,545
Software - 10.5%
Application Software - 0.6%
NCR Corp. (a)	137,950	4,283,348
Systems Software - 9.9%
Fortinet, Inc. (a)	490,102	23,863,066
KnowBe4, Inc. (a)	219,060	4,210,333
Palo Alto Networks, Inc. (a)(b)	80,093	44,596,583
		72,669,982
TOTAL SOFTWARE		76,953,330
Technology Hardware, Storage & Peripherals - 36.5%
Technology Hardware, Storage & Peripherals - 36.5%
Advantech Co. Ltd.	191,434	2,043,798
Apple, Inc.	523,074	82,237,694
Canon, Inc.	380,586	9,114,772
Dell Technologies, Inc.	472,405	18,088,387
FUJIFILM Holdings Corp.	453,673	23,031,532
Hewlett Packard Enterprise Co.	305,063	4,148,857
HP, Inc.	439,310	12,612,590
NetApp, Inc.	81,620	5,887,251
Pure Storage, Inc. Class A (a)	357,093	10,344,984
Samsung Electronics Co. Ltd.	1,710,114	75,460,084
Seagate Technology Holdings PLC	212,678	14,240,919
Xiaomi Corp. Class B (a)(c)	7,193,805	10,507,694
		267,718,562
TOTAL COMMON STOCKS (Cost $607,629,562)		723,985,335

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	3,322,490	3,323,154
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	41,126,987	41,131,100
TOTAL MONEY MARKET FUNDS (Cost $44,454,254)		44,454,254

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $652,083,816)	768,439,589
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(35,956,106)
NET ASSETS - 100.0%	732,483,483

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,507,694 or 1.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	2,163,365	57,577,550	56,417,761	7,431	-	-	3,323,154	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	13,140,825	119,935,713	91,945,438	13,430	-	-	41,131,100	0.1%
Total	15,304,190	177,513,263	148,363,199	20,861	-	-	44,454,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	723,985,335	466,960,109	257,025,226	-

Money Market Funds	44,454,254	44,454,254	-	-
Total Investments in Securities:	768,439,589	511,414,363	257,025,226	-
Tech Hardware Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,091,216) - See accompanying schedule:	$723,985,335
Unaffiliated issuers (cost $607,629,562)
Fidelity Central Funds (cost $44,454,254)	44,454,254

Total Investment in Securities (cost $652,083,816)		$768,439,589
Receivable for investments sold		17,934,200
Receivable for fund shares sold		90,717
Dividends receivable		336,942
Distributions receivable from Fidelity Central Funds		5,156
Prepaid expenses		3,137
Other receivables		169,352
Total assets		786,979,093
Liabilities
Payable to custodian bank	6
Payable for investments purchased	11,166,183
Payable for fund shares redeemed	1,657,871
Accrued management fee	339,693
Other affiliated payables	119,003
Other payables and accrued expenses	81,754
Collateral on securities loaned	41,131,100
Total Liabilities		54,495,610
Net Assets		$732,483,483
Net Assets consist of:
Paid in capital		$620,116,737
Total accumulated earnings (loss)		112,366,746
Net Assets		$732,483,483
Net Asset Value , offering price and redemption price per share ($732,483,483 ÷ 9,787,443 shares)		$74.84

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$5,694,957
Income from Fidelity Central Funds (including $13,430 from security lending)		20,861
Total Income		5,715,818
Expenses
Management fee	$2,100,185
Transfer agent fees	613,852
Accounting fees	131,597
Custodian fees and expenses	16,409
Independent trustees' fees and expenses	1,315
Registration fees	20,085
Audit	23,029
Legal	494
Interest	162
Miscellaneous	(9,243)
Total expenses before reductions	2,897,885
Expense reductions	(13,472)
Total expenses after reductions		2,884,413
Net Investment income (loss)		2,831,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,976,786)
Foreign currency transactions	(97,180)
Total net realized gain (loss)		(4,073,966)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(142,431,520)
Assets and liabilities in foreign currencies	(81,022)
Total change in net unrealized appreciation (depreciation)		(142,512,542)
Net gain (loss)		(146,586,508)
Net increase (decrease) in net assets resulting from operations		$(143,755,103)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,831,405	$3,223,590
Net realized gain (loss)	(4,073,966)	173,943,867
Change in net unrealized appreciation (depreciation)	(142,512,542)	(149,735,648)
Net increase (decrease) in net assets resulting from operations	(143,755,103)	27,431,809
Distributions to shareholders	(108,481,985)	(131,911,413)
Share transactions
Proceeds from sales of shares	21,830,817	125,851,574
Net asset value of shares issued in exchange for the net assets of the Target Fund(s) (see Merger Information note)	-	189,381,924
Reinvestment of distributions	102,874,192	125,862,871
Cost of shares redeemed	(53,633,366)	(193,743,884)
Net increase (decrease) in net assets resulting from share transactions	71,071,643	247,352,485
Total increase (decrease) in net assets	(181,165,445)	142,872,881

Net Assets
Beginning of period	913,648,928	770,776,047
End of period	$732,483,483	$913,648,928

Other Information
Shares
Sold	263,067	1,206,665
Issued in exchange for the shares of the Target Fund(s) (see Merger Information note)	-	1,755,160
Issued in reinvestment of distributions	1,180,291	1,142,875
Redeemed	(659,125)	(1,819,249)
Net increase (decrease)	784,233	2,285,451

Tech Hardware Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$101.48	$114.74	$78.64	$75.84	$92.81	$83.01
Income from Investment Operations
Net investment income (loss) B,C	.29	.42	.93 D	1.51 E	.81	.67
Net realized and unrealized gain (loss)	(14.80)	5.73	44.83	11.48	(1.67)	19.24
Total from investment operations	(14.51)	6.15	45.76	12.99	(.86)	19.91
Distributions from net investment income	-	(.73) F	(1.61)	(.77)	(.88) F	(.73) F
Distributions from net realized gain	(12.13)	(18.68) F	(8.05)	(9.42)	(15.23) F	(9.38) F
Total distributions	(12.13)	(19.41)	(9.66)	(10.19)	(16.11)	(10.11)
Redemption fees added to paid in capital B	-	-	-	-	-	- G
Net asset value, end of period	$74.84	$101.48	$114.74	$78.64	$75.84	$92.81
Total Return H,I	(15.99)%	4.72%	62.60%	17.80%	.54%	24.82%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.73% L	.72% M	.74%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.72% L	.72% M	.74%	.76%	.77%	.79%
Expenses net of all reductions	.72% L	.72% M	.73%	.75%	.77%	.78%
Net investment income (loss)	.71% L	.38% M	1.04% D	1.95% E	.90%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$732,483	$913,649	$770,776	$533,793	$491,780	$538,332
Portfolio turnover rate N	22% L	99% O	78%	116%	81%	57%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.44 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.78 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .94%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Amount represents less than $.005 per share.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Proxy expenses are not annualized.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

O The portfolio turnover rate does not include the assets acquired in the merger.

Technology Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	24.9
Microsoft Corp.	18.7
NVIDIA Corp.	5.5
MasterCard, Inc. Class A	4.9
Marvell Technology, Inc.	4.4
NXP Semiconductors NV	3.2
onsemi	2.8
Salesforce.com, Inc.	2.7
Cisco Systems, Inc.	2.3
GlobalFoundries, Inc.	2.0
71.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Industries (% of Fund's net assets)

Software	29.0
Technology Hardware, Storage & Peripherals	24.9
Semiconductors & Semiconductor Equipment	22.4
IT Services	14.0
Communications Equipment	2.4
Hotels, Restaurants & Leisure	1.1
Internet & Direct Marketing Retail	1.1
Electronic Equipment & Components	0.9
Interactive Media & Services	0.9
Entertainment	0.6
Oil, Gas & Consumable Fuels	0.5
Chemicals	0.2
Aerospace & Defense	0.1
Air Freight & Logistics	0.1
Construction & Engineering	0.1
Diversified Financial Services	0.1
Food Products	0.1
Capital Markets	0.0
Electrical Equipment	0.0
Life Sciences Tools & Services	0.0
Pharmaceuticals	0.0
Road & Rail	0.0
Textiles, Apparel & Luxury Goods	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages shown as 0.0% reflect amounts less than 0.05%.

Technology Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	579,000	3,936,317
Capital Markets - 0.0%
Financial Exchanges & Data - 0.0%
Coinbase Global, Inc. (b)	8,511	568,535
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	40,787	19,016,832
Communications Equipment - 2.3%
Communications Equipment - 2.3%
Cisco Systems, Inc.	4,389,273	196,288,289
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	6,426,931	11,504,206
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
ESS Tech, Inc. Class A (b)	787,286	3,495,550
Electronic Equipment & Components - 0.9%
Electronic Manufacturing Services - 0.9%
Jabil, Inc.	1,236,625	74,568,488
Entertainment - 0.6%
Movies & Entertainment - 0.6%
Netflix, Inc. (b)	226,730	50,687,759
Food Products - 0.1%
Agricultural Products - 0.1%
Local Bounti Corp. (b)	1,546,921	5,754,546
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (b)	837,009	94,682,458
Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Snap, Inc. Class A (b)	4,135,013	44,988,941
Tongdao Liepin Group (b)	21,313,741	26,594,174
		71,583,115
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Cazoo Group Ltd. (a)(b)	144,100	97,253
Deliveroo PLC Class A (b)(d)	6,252,898	5,875,116
Lyft, Inc. (b)	1,718,528	25,313,917
Uber Technologies, Inc. (b)	2,254,238	64,831,885
		96,118,171
IT Services - 13.7%
Data Processing & Outsourced Services - 7.5%
Genpact Ltd.	1,581,276	74,288,346
MasterCard, Inc. Class A	1,306,480	423,782,918
Visa, Inc. Class A (e)	794,787	157,932,125
		656,003,389
Internet Services & Infrastructure - 5.6%
Cloudflare, Inc. (b)(e)	1,239,884	77,579,542
MongoDB, Inc. Class A (b)	211,700	68,349,462
Okta, Inc. (b)	1,584,535	144,826,499
Shopify, Inc. Class A (b)(e)	944,500	29,893,425
Snowflake, Inc. (b)	524,790	94,960,751
Twilio, Inc. Class A (b)	1,052,165	73,209,641
		488,819,320
IT Consulting & Other Services - 0.6%
Cognizant Technology Solutions Corp. Class A	510,000	32,216,700
Thoughtworks Holding, Inc. (e)	1,329,904	17,501,537
		49,718,237
TOTAL IT SERVICES		1,194,540,946
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (b)(c)	1,015,442	0
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Refining & Marketing - 0.5%
Reliance Industries Ltd.	1,102,807	36,110,604
Reliance Industries Ltd. sponsored GDR (b)(d)	79,100	5,212,690
		41,323,294
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (b)(c)	1,015,442	528,873
Semiconductors & Semiconductor Equipment - 22.1%
Semiconductor Equipment - 1.8%
ASML Holding NV (Netherlands)	104,750	51,130,074
Teradyne, Inc.	1,244,228	105,311,458
		156,441,532
Semiconductors - 20.3%
Advanced Micro Devices, Inc. (b)	526,994	44,725,981
GlobalFoundries, Inc. (e)	2,965,674	177,406,619
Marvell Technology, Inc.	8,189,681	383,440,864
Microchip Technology, Inc.	1,745,340	113,883,435
NVIDIA Corp.	3,157,157	476,541,278
NXP Semiconductors NV	1,681,018	276,661,942
onsemi (b)	3,539,547	243,414,647
Renesas Electronics Corp. (b)	1	9
Taiwan Semiconductor Manufacturing Co. Ltd.	3,142,488	51,481,636
		1,767,556,411
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,923,997,943
Software - 28.7%
Application Software - 7.3%
CCC Intelligent Solutions Holdings, Inc. (a)(b)	102,045	975,550
Confluent, Inc. (b)(e)	26,842	734,397
Cvent Holding Corp. (a)(b)	1,099,667	5,564,315
Epic Games, Inc. (a)(b)(c)	17,917	16,662,810
HubSpot, Inc. (b)	235,900	79,507,736
Intuit, Inc.	378,813	163,563,877
Nutanix, Inc. Class B (b)(d)	72,872	1,260,686
Otonomo Technologies Ltd. (b)	1,048,000	450,535
Procore Technologies, Inc. (b)(e)	10,475	571,935
Qualtrics International, Inc. (b)	1,459,293	17,876,339
Salesforce.com, Inc. (b)	1,502,552	234,578,418
Splunk, Inc. (b)	904,300	81,414,129
Stripe, Inc. Class B (a)(b)(c)	38,600	1,090,836
Zoom Video Communications, Inc. Class A (b)	370,328	29,774,371
		634,025,934
Systems Software - 21.4%
Microsoft Corp.	6,221,586	1,626,758,091
Palo Alto Networks, Inc. (b)(e)	114,300	63,643,383
Rapid7, Inc. (b)	682,836	39,263,070
ServiceNow, Inc. (b)	197,800	85,967,836
Tenable Holdings, Inc. (b)	1,161,072	45,990,062
UiPath, Inc. Class A (b)	88,382	1,453,884
		1,863,076,326
TOTAL SOFTWARE		2,497,102,260
Technology Hardware, Storage & Peripherals - 24.9%
Technology Hardware, Storage & Peripherals - 24.9%
Apple, Inc.	13,765,450	2,164,204,050
IonQ, Inc. (a)(b)	8,400	49,896
		2,164,253,946
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Algolia, Inc. (a)(c)	153,503	2,985,633
TOTAL COMMON STOCKS (Cost $6,749,191,825)		8,452,937,161

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Aerospace & Defense - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(a)(b)(c)	98,000	5,485,060
Series B2(a)(c)	74,989	4,197,134
		9,682,194
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(b)(c)	605,440	9,335,885
Xsight Labs Ltd. Series D (a)(b)(c)	281,500	2,105,620
		11,441,505
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(b)(c)	72,591	7,489,213

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(c)	1,300	522,184

Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series D(a)(b)(c)	250,861	9,868,872
Series E(a)(b)(c)	14,400	566,496
		10,435,368
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	70,707	10,402,414

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	203,844	2,348,283

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
Astera Labs, Inc.:
Series A(a)(c)	351,532	3,574,905
Series B(a)(c)	59,853	608,675
Series C(a)(c)	344,200	3,500,342
Series D(a)(c)	1,443,456	14,679,226
		22,363,148
Semiconductors - 0.0%
GaN Systems, Inc.:
Series F1(a)(c)	133,634	896,684
Series F2(a)(c)	70,564	473,484
		1,370,168
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		23,733,316

Software - 0.3%
Application Software - 0.3%
Bolt Technology OU Series E (a)(c)	40,842	6,342,555
Databricks, Inc.:
Series G(a)(b)(c)	45,012	2,465,307
Series H(a)(c)	174,018	9,530,966
Skyryse, Inc. Series B (a)(c)	121,800	2,943,906
Stripe, Inc. Series H (a)(b)(c)	17,100	483,246
		21,765,980
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Algolia SAS Series D (a)(b)(c)	109,867	2,136,913

TOTAL CONVERTIBLE PREFERRED STOCKS		99,957,370
Nonconvertible Preferred Stocks - 0.2%
IT Services - 0.2%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (c)	711,000	13,231,710

Internet Services & Infrastructure - 0.1%
Gupshup, Inc. (a)(b)(c)	257,284	5,019,611

TOTAL IT SERVICES		18,251,321

TOTAL PREFERRED STOCKS (Cost $121,026,281)		118,208,691

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
GaN Systems, Inc. 0% (a)(c)(g) (Cost $3,132,190)	3,132,190	3,132,190

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	109,126,763	109,148,589
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	183,364,330	183,382,666
TOTAL MONEY MARKET FUNDS (Cost $292,531,255)		292,531,255

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $7,165,881,551)	8,866,809,297
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(166,940,972)
NET ASSETS - 100.0%	8,699,868,325

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,975,987 or 1.7% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,348,492 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	4,413,489
ABL Space Systems Series B2	10/22/21	5,098,960
Algolia SAS Series D	7/23/21	3,213,066
Algolia, Inc.	10/27/21	4,489,203
Ant International Co. Ltd. Class C	5/16/18	24,495,442
Astera Labs, Inc. Series A	5/17/22	3,574,905
Astera Labs, Inc. Series B	5/17/22	608,675
Astera Labs, Inc. Series C	8/24/21	1,157,132
Astera Labs, Inc. Series D	5/17/22 - 5/27/22	14,679,226
Astranis Space Technologies Corp. Series C	3/19/21	13,271,808
Beta Technologies, Inc. Series A	4/09/21	5,318,743
Bolt Technology OU Series E	1/03/22	10,610,609
ByteDance Ltd. Series E1	11/18/20	7,747,662
Cazoo Group Ltd.	3/28/21	1,441,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450
Convoy, Inc. Series D	10/30/19	2,760,048
Cvent Holding Corp.	7/23/21	10,996,670
Databricks, Inc. Series G	2/01/21	2,661,228
Databricks, Inc. Series H	8/31/21	12,787,562
Delhivery Private Ltd.	5/20/21	2,826,237
Discord, Inc. Series I	9/15/21	715,812
Epic Games, Inc.	3/29/21	15,856,545
GaN Systems, Inc. Series F1	11/30/21	1,133,216
GaN Systems, Inc. Series F2	11/30/21	598,383
GaN Systems, Inc. 0%	11/30/21	3,132,190
Gupshup, Inc.	6/08/21	5,882,850
IonQ, Inc.	3/07/21	84,000
Reddit, Inc. Series D	2/04/19	5,440,247
Reddit, Inc. Series E	5/18/21	611,628
Skyryse, Inc. Series B	10/21/21	3,006,020
Stripe, Inc. Class B	5/18/21	1,548,955
Stripe, Inc. Series H	3/15/21	686,138
Xsight Labs Ltd. Series D	2/16/21	2,250,874
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	49,633,884	898,474,774	838,960,069	471,540	-	-	109,148,589	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	122,541,953	694,915,154	634,074,441	363,776	-	-	183,382,666	0.5%
Total	172,175,837	1,593,389,928	1,473,034,510	835,316	-	-	292,531,255

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	8,452,937,161	8,231,895,157	188,269,646	32,772,358

Preferred Stocks	118,208,691	-	-	118,208,691

Preferred Securities	3,132,190	-	-	3,132,190

Money Market Funds	292,531,255	292,531,255	-	-
Total Investments in Securities:	8,866,809,297	8,524,426,412	188,269,646	154,113,239

Net Unrealized Depreciation on Unfunded Commitments	(1,070,220)	-	-	(1,070,220)
Total	(1,070,220)	-	-	(1,070,220)

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$124,004,300
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(24,658,415)
Cost of Purchases	18,862,806
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$118,208,691
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2022	$(24,658,415)
Other Investments in Securities
Beginning Balance	$39,422,488
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	984,384
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(4,502,324)
Ending Balance	$35,904,548
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2022	$984,384

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Technology Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $177,864,165) - See accompanying schedule:	$8,574,278,042
Unaffiliated issuers (cost $6,873,350,296)
Fidelity Central Funds (cost $292,531,255)	292,531,255

Total Investment in Securities (cost $7,165,881,551)		$8,866,809,297
Foreign currency held at value (cost $85,587)		85,587
Receivable for investments sold		21,897,204
Receivable for fund shares sold		3,289,476
Dividends receivable		5,010,704
Distributions receivable from Fidelity Central Funds		440,591
Prepaid expenses		38,572
Other receivables		381,253
Total assets		8,897,952,684
Liabilities
Unrealized depreciation on unfunded commitments	1,070,220
Payable for fund shares redeemed	7,290,704
Accrued management fee	4,126,358
Other affiliated payables	1,211,074
Other payables and accrued expenses	1,018,529
Collateral on securities loaned	183,367,474
Total Liabilities		198,084,359
Net Assets		$8,699,868,325
Net Assets consist of:
Paid in capital		$7,627,993,660
Total accumulated earnings (loss)		1,071,874,665
Net Assets		$8,699,868,325
Net Asset Value , offering price and redemption price per share ($8,699,868,325 ÷ 438,583,950 shares)		$19.84

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$30,745,191
Income from Fidelity Central Funds (including $363,776 from security lending)		835,316
Total Income		31,580,507
Expenses
Management fee	$24,887,613
Transfer agent fees	7,003,814
Accounting fees	601,153
Custodian fees and expenses	59,470
Independent trustees' fees and expenses	15,553
Registration fees	39,081
Audit	22,283
Legal	7,835
Interest	7,757
Miscellaneous	32,066
Total expenses before reductions	32,676,625
Expense reductions	(160,055)
Total expenses after reductions		32,516,570
Net Investment income (loss)		(936,063)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $605,902)	(320,955,073)
Foreign currency transactions	(83,383)
Total net realized gain (loss)		(321,038,456)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $201,218)	(1,648,937,362)
Unfunded commitments	(1,070,220)
Assets and liabilities in foreign currencies	(20,582)
Total change in net unrealized appreciation (depreciation)		(1,650,028,164)
Net gain (loss)		(1,971,066,620)
Net increase (decrease) in net assets resulting from operations		$(1,972,002,683)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(936,063)	$(28,034,349)
Net realized gain (loss)	(321,038,456)	942,930,071
Change in net unrealized appreciation (depreciation)	(1,650,028,164)	(674,451,714)
Net increase (decrease) in net assets resulting from operations	(1,972,002,683)	240,444,008
Distributions to shareholders	(310,416,447)	(1,453,950,149)
Share transactions
Proceeds from sales of shares	675,920,618	2,156,919,710
Reinvestment of distributions	291,937,258	1,378,760,437
Cost of shares redeemed	(1,039,358,815)	(3,254,727,729)
Net increase (decrease) in net assets resulting from share transactions	(71,500,939)	280,952,418
Total increase (decrease) in net assets	(2,353,920,069)	(932,553,723)

Net Assets
Beginning of period	11,053,788,394	11,986,342,117
End of period	$8,699,868,325	$11,053,788,394

Other Information
Shares
Sold	31,307,467	76,869,741
Issued in reinvestment of distributions	12,438,737	49,764,669
Redeemed	(48,699,433)	(118,513,597)
Net increase (decrease)	(4,953,229)	8,120,813

Technology Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$24.92	$27.53	$19.65	$15.45	$19.36	$14.70
Income from Investment Operations
Net investment income (loss) C,D	-	(.06)	(.03)	.05	.06	-
Net realized and unrealized gain (loss)	(4.37)	.83	12.98	4.52	(.78)	6.15
Total from investment operations	(4.37)	.77	12.95	4.57	(.72)	6.15
Distributions from net investment income	-	-	(.03)	(.05)	(.02)	-
Distributions from net realized gain	(.71)	(3.38)	(5.04)	(.32)	(3.17)	(1.49)
Total distributions	(.71)	(3.38)	(5.07)	(.37)	(3.19)	(1.49)
Net asset value, end of period	$19.84	$24.92	$27.53	$19.65	$15.45	$19.36
Total Return E,F	(17.99)%	1.91%	69.87%	29.57%	(3.03)%	43.71%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.69% I	.67%	.69%	.71%	.72%	.75%
Expenses net of fee waivers, if any	.69% I	.67%	.69%	.71%	.72%	.75%
Expenses net of all reductions	.69% I	.67%	.68%	.71%	.71%	.74%
Net investment income (loss)	(.02)% I	(.23)%	(.13)%	.30%	.34%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$8,699,868	$11,053,788	$11,986,342	$6,558,578	$5,124,121	$7,242,300
Portfolio turnover rate J	23% I	87%	107%	32% K	126% K	71%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that soccurred on August 10, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.

IT Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust).   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$150,981,049	Market approach	Discount rate	6.5%-75.0%/20.4%	Decrease
			Transaction price	$8.00-$103.17/$30.86	Increase
		Recovery value	Recovery value	$0.00	Increase
		Book value	Book value multiple	1.6	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5-27.0/8.6	Increase
		Black scholes	Volatility	75.0%	Increase
			Probability rate	50.0%	Increase
Preferred Securities	$3,132,190	Market approach	Transaction price	$100.00	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Semiconductors Portfolio	$194,636
Software and IT Services Portfolio	333,759
Tech Hardware Portfolio	54,234
Technology Portfolio	317,581

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
IT Services Portfolio	$1,847,976,919	$1,060,980,633	$ (175,212,580)	$ 885,768,053
Semiconductors Portfolio	5,251,330,875	2,164,998,278	(561,569,427)	1,603,428,851
Software and IT Services Portfolio	5,415,610,334	4,559,791,009	(817,536,382)	3,742,254,627
Tech Hardware Portfolio	654,347,156	198,710,779	(84,618,346)	114,092,433
Technology Portfolio	7,178,028,419	2,926,858,207	(1,238,077,329)	1,688,780,878

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to February 28, 2022, and ordinary losses recognized during the period January 1, 2022 to February 28, 2022 Loss deferrals were as follows:

	Ordinary losses	Capital losses
IT Services Portfolio	$-	$ (5,864,158)
Semiconductors Portfolio	(2,480,569)	(12,926,652)
Technology Portfolio	-	(301,751,401)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Technology Portfolio	Stripe, Inc.	$1,070,220	$(1,070,220)
4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
IT Services Portfolio	599,230,603	865,020,097
Semiconductors Portfolio	1,125,919,414	1,394,086,516
Software and IT Services Portfolio	65,737,686	551,133,455
Tech Hardware Portfolio	87,928,898	122,369,980
Technology Portfolio	1,088,148,851	1,572,737,638
5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
IT Services Portfolio	.30%	.23%	.53%
Semiconductors Portfolio	.30%	.23%	.53%
Software and IT Services Portfolio	.30%	.23%	.53%
Tech Hardware Portfolio	.30%	.23%	.53%
Technology Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

IT Services Portfolio	.17%
Semiconductors Portfolio	.14%
Software and IT Services Portfolio	.15%
Tech Hardware Portfolio	.15%
Technology Portfolio	.15%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
IT Services Portfolio	.03
Semiconductors Portfolio	.02
Software and IT Services Portfolio	.01
Tech Hardware Portfolio	.03
Technology Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
IT Services Portfolio	$ 12,041
Semiconductors Portfolio	15,187
Software and IT Services Portfolio	1,625
Tech Hardware Portfolio	2,089
Technology Portfolio	21,568

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
IT Services Portfolio	Borrower	$ 6,840,143.73%		$ 1,940
Semiconductors Portfolio	Borrower	$ 8,964,125.53%		$ 1,055
Software and IT Services Portfolio	Borrower	$8,520,838.83%		$ 7,257
Tech Hardware Portfolio	Borrower	$ 3,430,333.57%		$ 162
Technology Portfolio	Borrower	$ 17,458,500.80%		$ 7,757

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
IT Services Portfolio	18,712,243	24,112,911	(1,675,297)
Semiconductors Portfolio	53,271,583	54,615,703	584,325
Software and IT Services Portfolio	2,637,490	10,773,991	375,667
Tech Hardware Portfolio	5,838,573	793,358	18,704
Technology Portfolio	67,526,529	37,023,421	(6,879,432)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
IT Services Portfolio	$ 2,388
Semiconductors Portfolio	6,863
Software and IT Services Portfolio	9,399
Tech Hardware Portfolio	758
Technology Portfolio	9,076

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
IT Services Portfolio	$ 20,288	$ 26,152	$2,399,051
Semiconductors Portfolio	$ 139,077	$ 29,720	$ -
Software and IT Services Portfolio	$ 2,316	$ -	$ -
Tech Hardware Portfolio	$ 1,381	$ -	$ -
Technology Portfolio	$ 38,119	$ 75	$ -

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Software and IT Services Portfolio	$ 2,098,500.83%		$ 194

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Software and IT Services Portfolio	664

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
IT Services Portfolio	$ 41,669
Semiconductors Portfolio	122,726
Software and IT Services Portfolio	167,201
Tech Hardware Portfolio	13,472
Technology Portfolio	160,055

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
12. Prior Fiscal Year Merger Information.

On November 12, 2021, Tech Hardware Portfolio acquired all of the assets and assumed all of the liabilities of Communications Equipment Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board").   The securities held by the Target Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.   The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio
Communications Equipment Portfolio	187,085,638	75,879,300	189,381,924	1,755,160	.4176867470

Surviving Fund	Net Assets ($)	Total net assets after the acquisition ($)
Tech Hardware Portfolio	798,971,790	988,353,714

Pro forma results of operations of the combined entity for the entire period ended February 28, 2022, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Amount
Net investment income (loss)	$ 3,770,342
Total net realized gain (loss)	191,061,539
Total change in net unrealized appreciation (depreciation)	(130,804,365)
Net increase (decrease) in net assets resulting from operations	$64,027,516

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Tech Hardware Portfolio's Statement of Operations since November 12, 2021.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

IT Services Portfolio	.72%
Actual		$ 1,000	$ 879.10	$ 3.41
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67

Semiconductors Portfolio	.68%
Actual		$ 1,000	$ 806.20	$ 3.10
Hypothetical- B		$ 1,000	$ 1,021.78	$ 3.47

Software and IT Services Portfolio	.68%
Actual		$ 1,000	$ 861.10	$ 3.19
Hypothetical- B		$ 1,000	$ 1,021.78	$ 3.47

Tech Hardware Portfolio	.72%
Actual		$ 1,000	$ 840.10	$ 3.34
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67

Technology Portfolio	.69%
Actual		$ 1,000	$ 820.10	$ 3.17
Hypothetical- B		$ 1,000	$ 1,021.73	$ 3.52

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
IT Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio (formerly, Computers Portfolio)
Technology Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that: (i) IT Services Portfolio had a portfolio manager change in April 2019, October 2019, and January 2021; (ii) Semiconductors Portfolio had a portfolio manager change in July 2020; (iii) Tech Hardware had a portfolio manager change in January 2022; and (iv) Technology Portfolio had a portfolio manager change in July 2020, January 2021, and January 2022. The Board will continue to monitor closely each fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

IT Services Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Tech Hardware Portfolio

Technology Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

IT Services Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Tech Hardware Portfolio

Technology Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.813673.117
SELTEC-SANN-1022
Fidelity® Select Portfolios®
Industrials Sector

Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Semi-Annual Report
August 31, 2022

Contents

Defense and Aerospace Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Industrials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Defense and Aerospace Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Lockheed Martin Corp.	15.8
The Boeing Co.	15.3
Raytheon Technologies Corp.	13.3
TransDigm Group, Inc.	5.1
Northrop Grumman Corp.	4.9
Howmet Aerospace, Inc.	4.8
HEICO Corp. Class A	4.6
L3Harris Technologies, Inc.	3.9
General Dynamics Corp.	3.1
Huntington Ingalls Industries, Inc.	2.8
73.6

Industries (% of Fund's net assets)

Aerospace & Defense	91.8
Professional Services	4.3
Electronic Equipment & Components	2.3

Defense and Aerospace Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Aerospace & Defense - 91.8%
Aerospace & Defense - 91.8%
AerSale Corp. (a)(b)	418,900	8,076,392
Airbus Group NV	265,300	25,997,582
Axon Enterprise, Inc. (a)	64,600	7,537,528
BWX Technologies, Inc.	547,700	28,551,601
Curtiss-Wright Corp.	104,800	15,425,512
Elbit Systems Ltd. (b)	85,700	18,037,279
General Dynamics Corp.	183,700	42,054,441
HEICO Corp. Class A	519,600	63,692,568
Howmet Aerospace, Inc.	1,850,200	65,552,586
Huntington Ingalls Industries, Inc.	164,000	37,762,640
Kratos Defense & Security Solutions, Inc. (a)	953,100	11,951,874
L3Harris Technologies, Inc.	235,500	53,738,745
Lockheed Martin Corp.	517,200	217,280,892
Maxar Technologies, Inc. (b)	690,300	16,449,849
Mercury Systems, Inc. (a)	413,300	19,892,129
Northrop Grumman Corp.	140,400	67,109,796
Raytheon Technologies Corp.	2,033,000	182,461,750
Spirit AeroSystems Holdings, Inc. Class A	680,000	20,468,000
Textron, Inc.	566,000	35,307,080
The Boeing Co. (a)	1,309,200	209,799,300
TransDigm Group, Inc.	117,600	70,605,864
Triumph Group, Inc. (a)	1,433,300	18,618,567
Woodward, Inc.	257,000	23,918,990
		1,260,290,965
Electronic Equipment & Components - 2.3%
Electronic Equipment & Instruments - 2.3%
Teledyne Technologies, Inc. (a)	86,700	31,936,812
Professional Services - 4.3%
Research & Consulting Services - 4.3%
Booz Allen Hamilton Holding Corp. Class A	326,200	31,217,340
CACI International, Inc. Class A (a)	100,500	28,227,435
		59,444,775
TOTAL COMMON STOCKS (Cost $1,038,410,828)		1,351,672,552

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	17,819,413	17,822,977
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	8,604,398	8,605,258
TOTAL MONEY MARKET FUNDS (Cost $26,428,235)		26,428,235

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,064,839,063)	1,378,100,787
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(4,575,887)
NET ASSETS - 100.0%	1,373,524,900

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	10,252,211	174,809,822	167,239,056	73,097	-	-	17,822,977	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	19,275,358	98,948,236	109,618,336	9,175	-	-	8,605,258	0.0%
Total	29,527,569	273,758,058	276,857,392	82,272	-	-	26,428,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,351,672,552	1,325,674,970	25,997,582	-

Money Market Funds	26,428,235	26,428,235	-	-
Total Investments in Securities:	1,378,100,787	1,352,103,205	25,997,582	-
Defense and Aerospace Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,417,807) - See accompanying schedule:	$1,351,672,552
Unaffiliated issuers (cost $1,038,410,828)
Fidelity Central Funds (cost $26,428,235)	26,428,235

Total Investment in Securities (cost $1,064,839,063)		$1,378,100,787
Receivable for investments sold		2,061,071
Receivable for fund shares sold		266,724
Dividends receivable		3,115,871
Distributions receivable from Fidelity Central Funds		33,502
Prepaid expenses		12,121
Other receivables		111,788
Total assets		1,383,701,864
Liabilities
Payable for fund shares redeemed	$562,250
Accrued management fee	630,019
Other affiliated payables	247,418
Other payables and accrued expenses	131,877
Collateral on securities loaned	8,605,400
Total Liabilities		10,176,964
Net Assets		$1,373,524,900
Net Assets consist of:
Paid in capital		$1,056,454,586
Total accumulated earnings (loss)		317,070,314
Net Assets		$1,373,524,900
Net Asset Value , offering price and redemption price per share ($1,373,524,900 ÷ 97,766,475 shares)		$14.05

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$10,669,632
Income from Fidelity Central Funds (including $9,175 from security lending)		82,272
Total Income		10,751,904
Expenses
Management fee	$3,820,554
Transfer agent fees	1,329,579
Accounting fees	215,899
Custodian fees and expenses	6,612
Independent trustees' fees and expenses	2,320
Registration fees	43,591
Audit	17,704
Legal	404
Miscellaneous	5,852
Total expenses before reductions	5,442,515
Expense reductions	(23,568)
Total expenses after reductions		5,418,947
Net Investment income (loss)		5,332,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,569,835
Foreign currency transactions	19,410
Total net realized gain (loss)		1,589,245
Change in net unrealized appreciation (depreciation) on investment securities		(179,052,674)
Net gain (loss)		(177,463,429)
Net increase (decrease) in net assets resulting from operations		$(172,130,472)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,332,957	$932,889
Net realized gain (loss)	1,589,245	353,125,938
Change in net unrealized appreciation (depreciation)	(179,052,674)	(141,504,262)
Net increase (decrease) in net assets resulting from operations	(172,130,472)	212,554,565
Distributions to shareholders	(125,091,433)	(114,456,735)
Share transactions
Proceeds from sales of shares	187,330,963	116,915,674
Reinvestment of distributions	118,053,929	107,992,135
Cost of shares redeemed	(171,169,216)	(424,668,107)
Net increase (decrease) in net assets resulting from share transactions	134,215,676	(199,760,298)
Total increase (decrease) in net assets	(163,006,229)	(101,662,468)

Net Assets
Beginning of period	1,536,531,129	1,638,193,597
End of period	$1,373,524,900	$1,536,531,129

Other Information
Shares
Sold	11,783,205	6,800,815
Issued in reinvestment of distributions	7,675,809	7,086,098
Redeemed	(11,667,690)	(24,520,122)
Net increase (decrease)	7,791,324	(10,633,209)

Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$17.08	$16.28	$16.61	$17.27	$18.45	$13.83
Income from Investment Operations
Net investment income (loss) C,D	.05	.01	(.04)	.27 E	.11	.09 F
Net realized and unrealized gain (loss)	(1.77)	2.12	.06 G	(.45)	.33	5.14
Total from investment operations	(1.72)	2.13	.02	(.18)	.44	5.23
Distributions from net investment income	-	-	(.05)	(.22)	(.10)	(.07)
Distributions from net realized gain	(1.31)	(1.33)	(.30)	(.26)	(1.52)	(.54)
Total distributions	(1.31)	(1.33)	(.35)	(.48)	(1.62)	(.61)
Net asset value, end of period	$14.05	$17.08	$16.28	$16.61	$17.27	$18.45
Total Return H,I	(10.71)%	14.06%	.69%	(1.32)%	3.57%	38.46%
Ratios to Average Net Assets D,J,K
Expenses before reductions	.75% L	.74%	.77%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.75% L	.74%	.77%	.74%	.75%	.76%
Expenses net of all reductions	.75% L	.74%	.76%	.74%	.75%	.76%
Net investment income (loss)	.74% L	.06%	(.29)%	1.49% E	.66%	.58% F
Supplemental Data
Net assets, end of period (000 omitted)	$1,373,525	$1,536,531	$1,638,194	$2,728,959	$2,795,259	$3,073,789
Portfolio turnover rate M	14% L	52%	30%	40%	44%	32%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that soccurred on August 10, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Industrials Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Roper Technologies, Inc.	12.0
Willscot Mobile Mini Holdings	6.9
FTI Consulting, Inc.	5.8
Fortive Corp.	5.8
AMETEK, Inc.	5.5
Teledyne Technologies, Inc.	5.2
Crane Holdings Co.	4.8
Howmet Aerospace, Inc.	4.8
TransDigm Group, Inc.	4.4
Raytheon Technologies Corp.	4.4
59.6

Industries (% of Fund's net assets)

Aerospace & Defense	28.7
Machinery	19.0
Software	12.0
Construction & Engineering	10.5
Electrical Equipment	6.0
Professional Services	5.8
Road & Rail	5.3
Electronic Equipment & Components	5.2
Industrial Conglomerates	4.3
Commercial Services & Supplies	2.9
Building Products	0.1

Industrials Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Aerospace & Defense - 28.7%
Aerospace & Defense - 28.7%
General Dynamics Corp.	10,900	2,495,337
HEICO Corp. (a)	44,900	6,838,270
HEICO Corp. Class A	69,300	8,494,794
Hexcel Corp.	19,100	1,120,597
Howmet Aerospace, Inc.	403,400	14,292,462
Lockheed Martin Corp.	20,800	8,738,288
Raytheon Technologies Corp.	148,500	13,327,875
Spirit AeroSystems Holdings, Inc. Class A	93,100	2,802,310
The Boeing Co. (b)	74,860	11,996,315
TransDigm Group, Inc.	22,237	13,350,872
Triumph Group, Inc. (b)	218,522	2,838,601
		86,295,721
Building Products - 0.1%
Building Products - 0.1%
Builders FirstSource, Inc. (b)	7,470	437,817
Commercial Services & Supplies - 2.9%
Diversified Support Services - 0.1%
Copart, Inc. (b)	3,600	430,740
Environmental & Facility Services - 2.8%
Tetra Tech, Inc.	500	67,905
Waste Connections, Inc. (United States)	59,200	8,239,456
		8,307,361
TOTAL COMMERCIAL SERVICES & SUPPLIES		8,738,101
Construction & Engineering - 10.5%
Construction & Engineering - 10.5%
AECOM	7,700	563,255
Quanta Services, Inc.	71,700	10,131,210
Willscot Mobile Mini Holdings (b)	521,900	20,949,066
		31,643,531
Electrical Equipment - 6.0%
Electrical Components & Equipment - 6.0%
Acuity Brands, Inc.	3,016	494,413
AMETEK, Inc.	137,020	16,464,323
nVent Electric PLC	34,652	1,142,130
		18,100,866
Electronic Equipment & Components - 5.2%
Electronic Equipment & Instruments - 5.2%
Teledyne Technologies, Inc. (b)	42,300	15,581,628
Industrial Conglomerates - 4.3%
Industrial Conglomerates - 4.3%
Honeywell International, Inc.	68,998	13,064,771
Machinery - 19.0%
Industrial Machinery - 19.0%
Chart Industries, Inc. (a)(b)	58,200	11,282,652
Crane Holdings Co.	151,700	14,314,412
Flowserve Corp.	296,073	9,021,344
Fortive Corp.	274,000	17,352,420
Ingersoll Rand, Inc.	106,300	5,035,431
		57,006,259
Professional Services - 5.8%
Research & Consulting Services - 5.8%
Clarivate Analytics PLC (b)	13,600	158,712
FTI Consulting, Inc. (b)	108,300	17,392,980
		17,551,692
Road & Rail - 5.3%
Railroads - 4.6%
CSX Corp.	217,700	6,890,205
Norfolk Southern Corp.	11,709	2,846,809
Union Pacific Corp.	17,421	3,911,189
		13,648,203
Trucking - 0.7%
J.B. Hunt Transport Services, Inc.	11,752	2,045,083
Old Dominion Freight Lines, Inc.	323	87,665
		2,132,748
TOTAL ROAD & RAIL		15,780,951
Software - 12.0%
Application Software - 12.0%
Roper Technologies, Inc.	89,604	36,072,779
TOTAL COMMON STOCKS (Cost $276,339,647)		300,274,116

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	495,176	495,275
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	15,377,662	15,379,200
TOTAL MONEY MARKET FUNDS (Cost $15,874,475)		15,874,475

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $292,214,122)	316,148,591
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(15,334,284)
NET ASSETS - 100.0%	300,814,307

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,945,359	32,748,485	34,198,569	4,613	-	-	495,275	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	1,593,775	106,588,121	92,802,696	4,641	-	-	15,379,200	0.0%
Total	3,539,134	139,336,606	127,001,265	9,254	-	-	15,874,475

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	300,274,116	300,274,116	-	-

Money Market Funds	15,874,475	15,874,475	-	-
Total Investments in Securities:	316,148,591	316,148,591	-	-
Industrials Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,135,608) - See accompanying schedule:	$300,274,116
Unaffiliated issuers (cost $276,339,647)
Fidelity Central Funds (cost $15,874,475)	15,874,475

Total Investment in Securities (cost $292,214,122)		$316,148,591
Receivable for fund shares sold		23,507
Dividends receivable		356,130
Distributions receivable from Fidelity Central Funds		2,529
Prepaid expenses		3,881
Other receivables		108,128
Total assets		316,642,766
Liabilities
Payable for fund shares redeemed	133,894
Accrued management fee	139,153
Other affiliated payables	53,005
Other payables and accrued expenses	123,207
Collateral on securities loaned	15,379,200
Total Liabilities		15,828,459
Net Assets		$300,814,307
Net Assets consist of:
Paid in capital		$278,901,958
Total accumulated earnings (loss)		21,912,349
Net Assets		$300,814,307
Net Asset Value , offering price and redemption price per share ($300,814,307 ÷ 10,826,887 shares)		$27.78

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$1,171,776
Special dividends		411,385
Income from Fidelity Central Funds (including $4,641 from security lending)		9,254
Total Income		1,592,415
Expenses
Management fee	$841,241
Transfer agent fees	273,204
Accounting fees	59,507
Custodian fees and expenses	3,588
Independent trustees' fees and expenses	522
Registration fees	16,106
Audit	17,360
Legal	1,825
Miscellaneous	1,426
Total expenses before reductions	1,214,779
Expense reductions	(5,335)
Total expenses after reductions		1,209,444
Net Investment income (loss)		382,971
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(952,238)
Foreign currency transactions	1,065
Total net realized gain (loss)		(951,173)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(28,425,680)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(28,425,690)
Net gain (loss)		(29,376,863)
Net increase (decrease) in net assets resulting from operations		$(28,993,892)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$382,971	$(443,437)
Net realized gain (loss)	(951,173)	100,676,384
Change in net unrealized appreciation (depreciation)	(28,425,690)	(46,229,650)
Net increase (decrease) in net assets resulting from operations	(28,993,892)	54,003,297
Distributions to shareholders	(12,727,975)	(115,424,416)
Share transactions
Proceeds from sales of shares	11,880,614	116,900,003
Reinvestment of distributions	12,013,988	108,515,761
Cost of shares redeemed	(41,123,413)	(368,438,524)
Net increase (decrease) in net assets resulting from share transactions	(17,228,811)	(143,022,760)
Total increase (decrease) in net assets	(58,950,678)	(204,443,879)

Net Assets
Beginning of period	359,764,985	564,208,864
End of period	$300,814,307	$359,764,985

Other Information
Shares
Sold	410,650	3,139,766
Issued in reinvestment of distributions	402,884	3,143,897
Redeemed	(1,442,030)	(10,008,148)
Net increase (decrease)	(628,496)	(3,724,485)

Industrials Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.41	$37.17	$31.90	$33.84	$36.96	$33.72
Income from Investment Operations
Net investment income (loss) B,C	.03 D	(.04)	(.02)	.28 E	.32	.21
Net realized and unrealized gain (loss)	(2.53)	3.70	6.38	(.76)	(.70)	4.95
Total from investment operations	(2.50)	3.66	6.36	(.48)	(.38)	5.16
Distributions from net investment income	-	-	(.07) F	(.24)	(.25)	(.22)
Distributions from net realized gain	(1.13)	(9.42)	(1.02) F	(1.23)	(2.49)	(1.71)
Total distributions	(1.13)	(9.42)	(1.09)	(1.46) G	(2.74)	(1.92) G
Net asset value, end of period	$27.78	$31.41	$37.17	$31.90	$33.84	$36.96
Total Return H,I	(8.21)%	9.33%	21.41%	(1.82)%	(.45)%	15.73%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.76% L	.74%	.76%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.76% L	.74%	.76%	.76%	.76%	.77%
Expenses net of all reductions	.76% L	.74%	.74%	.75%	.75%	.77%
Net investment income (loss)	.11% D,L	(.10)%	(.05)%	.81% E	.92%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$300,814	$359,765	$564,209	$529,023	$632,470	$1,076,950
Portfolio turnover rate M	65% L	151%	272%	143% N	88% N	64% O

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.02)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

O The portfolio turnover rate does not include the assets acquired in the merger.

Transportation Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

United Parcel Service, Inc. Class B	16.0
Union Pacific Corp.	13.7
CSX Corp.	8.0
Air Transport Services Group, Inc.	6.8
Scorpio Tankers, Inc.	5.3
Uber Technologies, Inc.	4.4
FedEx Corp.	4.1
Alaska Air Group, Inc.	3.6
Kirby Corp.	3.3
C.H. Robinson Worldwide, Inc.	2.9
68.1

Industries (% of Fund's net assets)

Air Freight & Logistics	34.6
Road & Rail	33.3
Airlines	11.3
Oil, Gas & Consumable Fuels	8.2
Internet & Direct Marketing Retail	5.0
Marine	3.9
Electrical Equipment	1.2
Energy Equipment & Services	0.1

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Transportation Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
Air Freight & Logistics - 34.6%
Air Freight & Logistics - 34.6%
Air Transport Services Group, Inc. (a)	1,406,262	42,370,674
Atlas Air Worldwide Holdings, Inc. (a)	66,700	6,664,664
C.H. Robinson Worldwide, Inc. (b)	157,796	18,012,413
Expeditors International of Washington, Inc.	135,438	13,935,216
FedEx Corp.	119,241	25,137,195
Forward Air Corp.	35,400	3,435,216
GXO Logistics, Inc. (a)	21,522	955,146
Hub Group, Inc. Class A (a)	54,949	4,385,480
United Parcel Service, Inc. Class B	509,941	99,188,626
		214,084,630
Airlines - 11.3%
Airlines - 11.3%
Alaska Air Group, Inc. (a)	516,200	22,485,672
Allegiant Travel Co. (a)	17,000	1,640,500
Canada Jetlines Ltd. (a)	1,250	266
Copa Holdings SA Class A (a)(b)	169,200	12,047,040
Delta Air Lines, Inc. (a)	449,261	13,958,539
Frontier Group Holdings, Inc. (a)(b)	597,600	7,709,040
Spirit Airlines, Inc. (a)	75,000	1,701,000
Sun Country Airlines Holdings, Inc. (a)(b)	418,900	8,344,488
United Airlines Holdings, Inc. (a)	54,379	1,903,809
		69,790,354
Electrical Equipment - 1.2%
Electrical Components & Equipment - 1.2%
Sensata Technologies, Inc. PLC	180,600	7,274,568
Energy Equipment & Services - 0.1%
Oil & Gas Drilling - 0.1%
Valaris Ltd. (a)(b)	15,000	764,700
Internet & Direct Marketing Retail - 5.0%
Internet & Direct Marketing Retail - 5.0%
Lyft, Inc. (a)	268,700	3,957,951
Uber Technologies, Inc. (a)	953,704	27,428,527
		31,386,478
Marine - 3.9%
Marine - 3.9%
Eagle Bulk Shipping, Inc. (b)	20,230	878,791
Kirby Corp. (a)	306,200	20,533,772
Matson, Inc.	34,995	2,577,732
		23,990,295
Oil, Gas & Consumable Fuels - 8.2%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp. (a)(b)	209,100	5,156,406
Oil & Gas Exploration & Production - 0.3%
Canadian Natural Resources Ltd.	33,000	1,808,730
Oil & Gas Storage & Transport - 7.1%
Ardmore Shipping Corp. (a)	125,000	1,205,000
Cool Co. Ltd. (a)	168,700	1,833,354
DHT Holdings, Inc.	380,000	2,967,800
International Seaways, Inc.	160,800	4,748,424
Scorpio Tankers, Inc.	792,300	32,959,680
		43,714,258
TOTAL OIL, GAS & CONSUMABLE FUELS		50,679,394
Road & Rail - 33.3%
Railroads - 24.2%
CSX Corp.	1,553,101	49,155,647
Norfolk Southern Corp.	63,936	15,544,760
Union Pacific Corp.	377,737	84,805,734
		149,506,141
Trucking - 9.1%
AMERCO	11,369	5,976,342
ArcBest Corp.	29,200	2,351,476
Hertz Global Holdings, Inc.	85,000	1,569,100
J.B. Hunt Transport Services, Inc.	102,911	17,908,572
Knight-Swift Transportation Holdings, Inc. Class A	116,200	5,869,262
Ryder System, Inc.	68,207	5,213,743
Saia, Inc. (a)	20,874	4,317,369
TFI International, Inc.	37,300	3,722,167
TFI International, Inc. (Canada)	27,700	2,763,567
Werner Enterprises, Inc.	23,783	946,326
XPO Logistics, Inc. (a)(b)	110,322	5,783,079
		56,421,003
TOTAL ROAD & RAIL		205,927,144
TOTAL COMMON STOCKS (Cost $444,851,026)		603,897,563

Money Market Funds - 8.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	11,548,858	11,551,167
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	41,362,188	41,366,324
TOTAL MONEY MARKET FUNDS (Cost $52,917,491)		52,917,491

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $497,768,517)	656,815,054
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(38,418,711)
NET ASSETS - 100.0%	618,396,343

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	10,409,172	75,517,640	74,375,645	66,115	-	-	11,551,167	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	71,035,353	251,883,270	281,552,299	22,403	-	-	41,366,324	0.1%
Total	81,444,525	327,400,910	355,927,944	88,518	-	-	52,917,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	603,897,563	603,897,563	-	-

Money Market Funds	52,917,491	52,917,491	-	-
Total Investments in Securities:	656,815,054	656,815,054	-	-
Transportation Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,107,820) - See accompanying schedule:	$603,897,563
Unaffiliated issuers (cost $444,851,026)
Fidelity Central Funds (cost $52,917,491)	52,917,491

Total Investment in Securities (cost $497,768,517)		$656,815,054
Foreign currency held at value (cost $17)		17
Receivable for investments sold		4,466,804
Receivable for fund shares sold		834,129
Dividends receivable		1,589,656
Distributions receivable from Fidelity Central Funds		26,105
Prepaid expenses		2,820
Other receivables		5,805
Total assets		663,740,390
Liabilities
Payable to custodian bank	331
Payable for investments purchased	2,008,054
Payable for fund shares redeemed	1,554,013
Accrued management fee	282,834
Other affiliated payables	112,248
Other payables and accrued expenses	20,243
Collateral on securities loaned	41,366,324
Total Liabilities		45,344,047
Net Assets		$618,396,343
Net Assets consist of:
Paid in capital		$430,886,024
Total accumulated earnings (loss)		187,510,319
Net Assets		$618,396,343
Net Asset Value , offering price and redemption price per share ($618,396,343 ÷ 6,257,545 shares)		$98.82

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$7,319,359
Income from Fidelity Central Funds (including $22,403 from security lending)		88,518
Total Income		7,407,877
Expenses
Management fee	$1,669,404
Transfer agent fees	586,372
Accounting fees	110,343
Custodian fees and expenses	4,171
Independent trustees' fees and expenses	1,023
Registration fees	27,590
Audit	22,575
Legal	953
Miscellaneous	(1,192)
Total expenses before reductions	2,421,239
Expense reductions	(10,495)
Total expenses after reductions		2,410,744
Net Investment income (loss)		4,997,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	25,986,852
Foreign currency transactions	(2,596)
Total net realized gain (loss)		25,984,256
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(59,174,164)
Assets and liabilities in foreign currencies	(255)
Total change in net unrealized appreciation (depreciation)		(59,174,419)
Net gain (loss)		(33,190,163)
Net increase (decrease) in net assets resulting from operations		$(28,193,030)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,997,133	$2,903,332
Net realized gain (loss)	25,984,256	53,873,633
Change in net unrealized appreciation (depreciation)	(59,174,419)	9,800,484
Net increase (decrease) in net assets resulting from operations	(28,193,030)	66,577,449
Distributions to shareholders	(18,141,440)	(47,428,580)
Share transactions
Proceeds from sales of shares	49,872,348	148,678,513
Net asset value of shares issued in exchange for the net assets of the Target Fund(s) (see Merger Information note)	-	322,796,887
Reinvestment of distributions	17,275,549	44,843,850
Cost of shares redeemed	(81,719,793)	(191,945,005)
Net increase (decrease) in net assets resulting from share transactions	(14,571,896)	324,374,245
Total increase (decrease) in net assets	(60,906,366)	343,523,114

Net Assets
Beginning of period	679,302,709	335,779,595
End of period	$618,396,343	$679,302,709

Other Information
Shares
Sold	488,115	1,386,810
Issued in exchange for the shares of the Target Fund(s) (see Merger Information note)	-	3,028,967
Issued in reinvestment of distributions	175,368	421,380
Redeemed	(825,151)	(1,810,854)
Net increase (decrease)	(161,668)	3,026,303

Transportation Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$105.82	$98.97	$82.12	$95.41	$99.07	$92.98
Income from Investment Operations
Net investment income (loss) B,C	.78	.64	1.06 D	.93	.85	.78
Net realized and unrealized gain (loss)	(4.95)	19.26	23.43	(10.43)	5.05	10.83
Total from investment operations	(4.17)	19.90	24.49	(9.50)	5.90	11.61
Distributions from net investment income	(.01)	(1.03)	(.76)	(1.10)	(.78)	(.67)
Distributions from net realized gain	(2.82)	(12.03)	(6.88)	(2.70)	(8.78)	(4.85)
Total distributions	(2.83)	(13.05) E	(7.64)	(3.79) E	(9.56)	(5.52)
Redemption fees added to paid in capital B	-	-	-	-	-	- F
Net asset value, end of period	$98.82	$105.82	$98.97	$82.12	$95.41	$99.07
Total Return G,H	(3.93)%	20.35%	34.62%	(10.49)%	6.85%	12.48%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.76% K	.77%	.80%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.76% K	.77%	.80%	.79%	.79%	.80%
Expenses net of all reductions	.76% K	.77%	.80%	.79%	.78%	.80%
Net investment income (loss)	1.57% K	.60%	1.29% D	1.00%	.87%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$618,396	$679,303	$335,780	$310,441	$451,192	$512,155
Portfolio turnover rate L	28% K	66% M	52%	78%	58%	47%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Defense and Aerospace Portfolio, Industrials Portfolio and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust).   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
Defense and Aerospace Portfolio	$110,897
Industrials Portfolio	103,928
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), certain deemed dividend, partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Defense and Aerospace Portfolio	$ 1,066,633,928	$ 387,326,754	$ (75,859,895)	$ 311,466,859
Industrials Portfolio	293,153,978	41,410,632	(18,416,019)	22,994,613
Transportation Portfolio	499,387,514	202,892,503	(45,464,963)	157,427,540
Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to February 28, 2022. Loss deferrals were as follows:
Capital losses
Transportation Portfolio	$ (725,683)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Defense and Aerospace Portfolio	114,623,893	100,936,228
Industrials Portfolio	104,535,596	132,365,094
Transportation Portfolio	86,816,674	124,247,186
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:
	Individual Rate	Group Rate	Total
Defense and Aerospace Portfolio	.30%	.23%	.53%
Industrials Portfolio	.30%	.23%	.53%
Transportation Portfolio	.30%	.23%	.53%
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:
Defense and Aerospace Portfolio	.18%
Industrials Portfolio	.17%
Transportation Portfolio	.18%
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Defense and Aerospace Portfolio	.03
Industrials Portfolio	.04
Transportation Portfolio	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Defense and Aerospace Portfolio	$ 1,850
Industrials Portfolio	1,416
Transportation Portfolio	2,675
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Defense and Aerospace Portfolio	5,272,054	9,912,676	942,880
Industrials Portfolio	2,817,818	6,021,916	173,808
Transportation Portfolio	5,578,387	2,881,867	219,887
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Defense and Aerospace Portfolio	$ 1,280
Industrials Portfolio	300
Transportation Portfolio	575
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Defense and Aerospace Portfolio	$ 927	$ -	$-
Industrials Portfolio	$ 464	$ 1	$-
Transportation Portfolio	$ 2,208	$ 159	$ 4,663,350
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:
Amount
Defense and Aerospace Portfolio	$ 23,568
Industrials Portfolio	5,335
Transportation Portfolio	10,495
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
11. Prior Fiscal Year Merger Information.
On November 12, 2021, Transportation Portfolio acquired all of the assets and assumed all of the liabilities of Air Transportation Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board").   The securities held by the Target Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.   The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Air Transportation Portfolio	320,705,550	47,927,461	322,796,887	3,028,967	.5404138125

Surviving Fund	Net Assets $	Total net assets after the acquisition $
Transportation Portfolio	411,872,847	734,669,734
Pro forma results of operations of the combined entity for the entire period ended February 28, 2022, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:
Net investment income (loss)	$2,600,527
Total net realized gain (loss)	134,920,339
Total change in net unrealized appreciation (depreciation)	(53,851,879)
Net increase (decrease) in net assets resulting from operations	$83,668,987

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Transportation Portfolio's Statement of Operations since November 12, 2021.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Defense and Aerospace Portfolio	.75%
Actual		$ 1,000	$ 892.90	$ 3.58
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82

Industrials Portfolio	.76%
Actual		$ 1,000	$ 917.90	$ 3.67
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87

Transportation Portfolio	.76%
Actual		$ 1,000	$ 960.70	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and  whether  any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians,  subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that Defense and Aerospace Portfolio had a portfolio manager change in December 2021. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Defense and Aerospace Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Industrials Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2020 and May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Transportation Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2021 (which periods are reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Defense and Aerospace Portfolio

Industrials Portfolio

Transportation Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.813660.117
SELCI-SANN-1022
Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Semi-Annual Report
August 31, 2022

Contents

Biotechnology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Medical Technology and Devices Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Biotechnology Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

AbbVie, Inc.	9.5
Vertex Pharmaceuticals, Inc.	5.7
Alnylam Pharmaceuticals, Inc.	4.8
Argenx SE ADR	3.3
Krystal Biotech, Inc.	2.8
Biogen, Inc.	2.6
Seagen, Inc.	2.5
Cytokinetics, Inc.	2.4
Blueprint Medicines Corp.	2.3
PTC Therapeutics, Inc.	2.2
38.1

Industries (% of Fund's net assets)

Biotechnology	91.1
Pharmaceuticals	7.3
Health Care Providers & Services	0.4
Health Care Technology	0.2
Life Sciences Tools & Services	0.2
Health Care Equipment & Supplies	0.1
Chemicals	0.0
Food & Staples Retailing	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Biotechnology Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
Biotechnology - 89.8%
Biotechnology - 89.8%
2seventy bio, Inc. (a)	103,752	1,528,267
4D Molecular Therapeutics, Inc. (a)(b)	197,868	1,555,242
AbbVie, Inc.	3,672,903	493,858,537
Adagio Therapeutics, Inc.	326,216	1,487,545
ADC Therapeutics SA (a)(b)	755,238	5,150,723
Adicet Bio, Inc. (a)	807,861	11,439,312
Adverum Biotechnologies, Inc. (a)(b)(c)	10,597,366	12,292,945
Aerovate Therapeutics, Inc. (a)(b)	201,551	3,996,756
Agios Pharmaceuticals, Inc. (a)	12,371	315,461
Akouos, Inc. (a)(b)	1,103,186	3,695,673
Aldeyra Therapeutics, Inc. (a)(b)	1,045,737	7,361,988
Alector, Inc. (a)	914,318	9,463,191
Alkermes PLC (a)	893,536	21,149,997
Allena Pharmaceuticals, Inc. (a)(b)	106,183	11,160
Allogene Therapeutics, Inc. (a)(b)	1,318,870	18,081,708
Allovir, Inc. (a)(b)	1,067,983	8,020,552
Alnylam Pharmaceuticals, Inc. (a)	1,215,739	251,256,779
Altimmune, Inc. (a)	40,469	893,556
ALX Oncology Holdings, Inc. (a)	478,804	6,224,452
Ambrx Biopharma, Inc. ADR (a)	1,361,508	2,246,488
Amgen, Inc.	5,590	1,343,277
Amicus Therapeutics, Inc. (a)	2,265,461	25,441,127
AnaptysBio, Inc. (a)(b)	82,196	1,908,591
Apellis Pharmaceuticals, Inc. (a)	1,363,284	82,492,315
Applied Therapeutics, Inc. (a)(c)	3,331,325	4,563,915
Arcellx, Inc.	605,400	10,879,038
Arcturus Therapeutics Holdings, Inc. (a)(b)	920,424	12,922,753
Arcus Biosciences, Inc. (a)(b)	3,193,396	76,896,976
Arcutis Biotherapeutics, Inc. (a)	948,574	25,564,069
Argenx SE ADR (a)	456,947	172,666,563
Arrowhead Pharmaceuticals, Inc. (a)	2,336,532	92,783,686
Ascendis Pharma A/S sponsored ADR (a)(b)	659,409	59,063,264
Atara Biotherapeutics, Inc. (a)	82,240	329,782
aTyr Pharma, Inc. (a)	1,146,952	3,922,576
Aura Biosciences, Inc. (b)	603,459	8,062,212
Aurinia Pharmaceuticals, Inc. (a)	255,886	1,883,321
Autolus Therapeutics PLC ADR (a)(b)	380,185	1,254,611
Avidity Biosciences, Inc. (a)(b)	279,484	5,483,476
Axcella Health, Inc. (a)(b)	1,051,598	2,586,931
Beam Therapeutics, Inc. (a)(b)	220,992	12,066,163
BELLUS Health, Inc. (a)	2,726,464	31,081,690
Bicycle Therapeutics PLC ADR (a)(b)	449,847	11,898,453
BioAtla, Inc. (a)(b)	258,572	2,252,162
BioCryst Pharmaceuticals, Inc. (a)(b)	4,397,219	61,121,344
Biogen, Inc. (a)	683,036	133,451,574
BioInvent International AB (a)	929,048	4,043,886
BioMarin Pharmaceutical, Inc. (a)	459,787	41,013,000
Biomea Fusion, Inc. (a)(b)	650,324	7,478,726
BioNTech SE ADR	195,228	28,237,778
BioXcel Therapeutics, Inc. (a)(b)	351,727	4,811,625
Blueprint Medicines Corp. (a)	1,670,708	122,329,240
BridgeBio Pharma, Inc. (a)(b)	893,742	9,384,291
Candel Therapeutics, Inc. (a)(b)	899,399	3,120,915
Celldex Therapeutics, Inc. (a)	849,200	25,815,680
Centessa Pharmaceuticals PLC ADR (a)(b)	132,047	574,404
Century Therapeutics, Inc. (a)(b)	834,618	8,780,181
Cerevel Therapeutics Holdings (a)(b)	1,100,980	32,038,518
Chinook Therapeutics, Inc. (a)	352,081	7,323,285
Chinook Therapeutics, Inc. rights (a)(d)	115,821	1
Codiak Biosciences, Inc. (a)(b)	402,539	865,459
Cogent Biosciences, Inc. (a)	1,253,967	20,677,916
Compass Therapeutics, Inc.	2,750,000	7,562,500
ContraFect Corp. (a)(b)	374,609	99,646
Crinetics Pharmaceuticals, Inc. (a)	1,815,587	34,278,283
CRISPR Therapeutics AG (a)(b)	305,022	19,853,882
Cullinan Oncology, Inc. (a)	124,940	1,684,191
Cyclerion Therapeutics, Inc. (a)	837,285	703,319
Cyclerion Therapeutics, Inc. (a)(e)	94,809	79,640
Cyteir Therapeutics, Inc. (a)	484,023	1,045,490
Cytokinetics, Inc. (a)(b)	2,338,471	123,845,424
Day One Biopharmaceuticals, Inc. (a)(b)	1,496,135	35,144,211
Denali Therapeutics, Inc. (a)	605,951	16,766,664
Design Therapeutics, Inc. (a)(b)	1,024,935	20,765,183
Dyne Therapeutics, Inc. (a)	72,200	707,560
Enanta Pharmaceuticals, Inc. (a)	349,846	21,298,624
Entrada Therapeutics, Inc. (b)	885,461	11,183,372
EQRx, Inc. (a)	507,567	2,482,003
EQRx, Inc.:
rights (a)(d)	116,649	390,774
rights (a)(d)	49,993	132,981
Erasca, Inc. (a)	810,023	7,306,407
Evelo Biosciences, Inc. (a)(b)	1,098,999	2,406,808
Exelixis, Inc. (a)	2,835,934	50,309,469
Fate Therapeutics, Inc. (a)(b)	690,487	18,049,330
Foghorn Therapeutics, Inc. (a)(b)	544,119	5,408,543
Forma Therapeutics Holdings, Inc. (a)	20,460	274,164
Fusion Pharmaceuticals, Inc. (a)	1,491,202	3,295,556
G1 Therapeutics, Inc. (a)(b)	532,104	7,720,829
Galapagos NV sponsored ADR (a)	53,743	2,690,375
Generation Bio Co. (a)	137,100	701,952
Geron Corp. (a)(b)	189,606	500,560
Geron Corp. warrants 12/31/25 (a)	2,100,000	1,708,552
Gilead Sciences, Inc.	1,204	76,418
Gossamer Bio, Inc. (a)	97,759	1,363,738
Graphite Bio, Inc. (a)	1,312,653	4,344,881
Gritstone Bio, Inc. (a)(b)	469,480	1,544,589
Halozyme Therapeutics, Inc. (a)	616,300	25,101,899
Homology Medicines, Inc. (a)	600,351	1,404,821
Hookipa Pharma, Inc. (a)(b)	1,610,100	2,399,049
Horizon Therapeutics PLC (a)	1,387,953	82,180,697
Icosavax, Inc. (a)	490,857	2,316,845
Ideaya Biosciences, Inc. (a)(b)	467,904	4,599,496
Idorsia Ltd. (a)(b)	1,371,271	21,519,486
Imago BioSciences, Inc. (a)	284,600	4,135,238
Immuneering Corp. (a)(b)	222,971	1,244,178
Immunic, Inc. (a)(b)	509,372	2,266,705
Immunocore Holdings PLC ADR (a)	324,318	17,127,234
ImmunoGen, Inc. (a)	804,623	4,674,860
Incyte Corp. (a)	327,400	23,058,782
Inhibikase Therapeutics, Inc. (a)	433,300	415,795
Inhibrx, Inc. (a)(b)	198,726	3,525,399
Inozyme Pharma, Inc. (a)	609,380	1,828,140
Insmed, Inc. (a)	266,820	6,569,108
Instil Bio, Inc. (a)	1,445,074	7,514,385
Intellia Therapeutics, Inc. (a)	885,001	53,153,160
Ionis Pharmaceuticals, Inc. (a)	1,246,677	53,008,706
Iovance Biotherapeutics, Inc. (a)	58,579	627,967
iTeos Therapeutics, Inc. (a)	238,000	5,278,840
Iveric Bio, Inc. (a)	451,988	4,447,562
Janux Therapeutics, Inc. (a)(b)	742,948	8,038,697
Jounce Therapeutics, Inc. (a)	769,979	2,818,123
Karuna Therapeutics, Inc. (a)	404,412	103,149,325
Keros Therapeutics, Inc. (a)	378,977	13,404,416
Kezar Life Sciences, Inc. (a)(b)	27,452	282,207
Kiniksa Pharmaceuticals Ltd. (a)(b)	192,666	2,258,046
Kinnate Biopharma, Inc. (a)(b)	1,512,823	21,905,677
Kronos Bio, Inc. (a)(b)	744,460	2,977,840
Krystal Biotech, Inc. (a)(b)(c)	2,105,960	147,648,856
Kymera Therapeutics, Inc. (a)(b)	318,054	8,991,387
Legend Biotech Corp. ADR (a)(b)	1,207,675	56,144,811
Lyell Immunopharma, Inc. (a)(b)	362,253	2,427,095
Macrogenics, Inc. (a)	223,616	887,756
Madrigal Pharmaceuticals, Inc. (a)(b)	153,140	11,044,457
MannKind Corp. (a)(b)	6,582,901	24,027,589
Merus BV (a)(b)	630,486	14,929,908
Minerva Neurosciences, Inc. (a)(b)	28,272	318,908
Mirati Therapeutics, Inc. (a)	659,256	53,419,514
Moderna, Inc. (a)	292,793	38,727,730
Monte Rosa Therapeutics, Inc. (a)(b)	1,257,805	9,961,816
Morphic Holding, Inc. (a)(b)	805,337	22,162,874
Morphosys AG sponsored ADR (a)	131,228	574,779
Natera, Inc. (a)	387,433	19,084,950
Neximmune, Inc. (a)(b)	525,000	603,750
Nkarta, Inc. (a)(b)	769,266	11,069,738
Nurix Therapeutics, Inc. (a)(b)	1,726,213	27,153,330
Nuvalent, Inc. Class A (a)(b)	204,174	3,446,457
Omega Therapeutics, Inc. (a)	915,541	4,092,468
Oragenics, Inc. (a)	155,806	48,658
ORIC Pharmaceuticals, Inc. (a)	318,846	1,103,207
PMV Pharmaceuticals, Inc. (a)(b)	772,700	10,755,984
Poseida Therapeutics, Inc. (a)	570,083	1,886,975
Prelude Therapeutics, Inc. (a)	359,156	2,585,923
Prometheus Biosciences, Inc. (a)(b)	391,755	20,492,704
Protagonist Therapeutics, Inc. (a)	784,378	6,839,776
Prothena Corp. PLC (a)	834,489	23,006,862
PTC Therapeutics, Inc. (a)	2,267,944	113,261,123
Rallybio Corp. (a)(b)	1,199,143	13,250,530
RAPT Therapeutics, Inc. (a)(b)	1,024,677	27,369,123
Recursion Pharmaceuticals, Inc. (a)(b)	89,200	937,492
Regeneron Pharmaceuticals, Inc. (a)	102,025	59,282,647
Relay Therapeutics, Inc. (a)(b)	928,789	21,334,283
Repare Therapeutics, Inc. (a)(b)	174,960	2,085,523
Replimune Group, Inc. (a)(b)	1,080,217	20,588,936
Revolution Medicines, Inc. (a)(b)	579,072	12,062,070
Rhythm Pharmaceuticals, Inc. (a)(b)	1,368,703	30,932,688
Rocket Pharmaceuticals, Inc. (a)(b)	223,736	3,447,772
Rubius Therapeutics, Inc. (a)(b)	595,229	416,660
Sage Therapeutics, Inc. (a)	699,553	26,345,166
Sana Biotechnology, Inc. (a)(b)	27,690	188,569
Sarepta Therapeutics, Inc. (a)	590,804	64,622,142
Scholar Rock Holding Corp. (a)(b)	1,693,925	14,127,335
Scholar Rock Holding Corp. warrants 12/31/25 (a)(e)	17,850	63,999
Seagen, Inc. (a)	830,539	128,143,862
Selecta Biosciences, Inc. (a)(b)	1,032,715	1,941,504
Sensorion SA (a)(b)	2,378,022	1,173,388
Seres Therapeutics, Inc. (a)(b)	854,347	4,391,344
Shattuck Labs, Inc. (a)	110,936	360,542
Silverback Therapeutics, Inc. (a)	285,209	1,551,537
Springworks Therapeutics, Inc. (a)(b)	443,611	12,319,077
Stoke Therapeutics, Inc. (a)	526,536	7,929,632
Surface Oncology, Inc. (a)	144,645	196,717
Surrozen, Inc. (a)(b)	252,900	649,953
Sutro Biopharma, Inc. (a)	663,300	3,754,278
Syndax Pharmaceuticals, Inc. (a)	124,200	2,932,362
Syros Pharmaceuticals, Inc. (a)	1,045,057	836,673
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	21,625	0
Tango Therapeutics, Inc. (a)	927,488	3,802,701
Taysha Gene Therapies, Inc. (a)(b)	882,847	2,789,797
Tenaya Therapeutics, Inc. (a)	1,263,918	5,548,600
TG Therapeutics, Inc. (a)	2,066,920	14,737,140
Travere Therapeutics, Inc. (a)	393,328	10,525,457
Twist Bioscience Corp. (a)(b)	825,632	33,124,356
Tyra Biosciences, Inc. (b)	472,301	3,121,910
Ultragenyx Pharmaceutical, Inc. (a)	978,351	46,657,559
uniQure B.V. (a)	255,608	4,994,580
United Therapeutics Corp. (a)	409,109	92,712,282
Vaxcyte, Inc. (a)	580,989	15,198,672
Vera Therapeutics, Inc. (a)	779,768	16,944,359
Vertex Pharmaceuticals, Inc. (a)	1,063,775	299,729,244
Verve Therapeutics, Inc. (a)(b)	549,067	21,062,210
Vigil Neuroscience, Inc.	4,075	34,678
Vor Biopharma, Inc. (a)(b)	696,659	3,573,861
Werewolf Therapeutics, Inc. (a)(b)	336,930	1,704,866
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	7
Xencor, Inc. (a)	250,843	6,619,747
Xenon Pharmaceuticals, Inc. (a)	1,076,233	41,768,603
Xilio Therapeutics, Inc. (b)	612,462	1,371,915
Y-mAbs Therapeutics, Inc. (a)(b)	1,740,751	27,991,276
Yumanity Therapeutics, Inc. (a)	260,182	444,911
Zai Lab Ltd. ADR (a)	35,572	1,643,782
Zealand Pharma A/S (a)	361,200	6,452,135
Zentalis Pharmaceuticals, Inc. (a)	638,433	17,116,389
		4,687,009,933
Chemicals - 0.0%
Specialty Chemicals - 0.0%
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	358,700	964,903
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	2,777	3,221
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Alpha Tau Medical Ltd. Class A (a)(b)	308,578	2,428,509
Novocure Ltd. (a)	11,113	912,711
		3,341,220
Health Care Supplies - 0.0%
Pulmonx Corp. (a)(b)	8,300	152,471
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,493,691
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
23andMe Holding Co. Class B (f)	3,206,519	10,805,969
Guardant Health, Inc. (a)	82,500	4,129,950
Precipio, Inc. (a)(b)	525	620
		14,936,539
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Schrodinger, Inc. (a)	387,827	10,641,973
Life Sciences Tools & Services - 0.2%
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	15,719	518,570
Absci Corp. (a)(b)	997,900	3,362,923
Evotec OAI AG (a)	153,400	3,382,256
Olink Holding AB ADR (a)	57,100	864,494
Pacific Biosciences of California, Inc. (a)(b)	23,312	136,608
Quanterix Corp. (a)	256,200	2,395,470
Seer, Inc. (a)	304,058	3,070,986
		13,731,307
Pharmaceuticals - 7.2%
Pharmaceuticals - 7.2%
Aclaris Therapeutics, Inc. (a)	435,589	6,930,221
Adimab LLC (a)(d)(e)(g)	1,954,526	84,762,124
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(d)	8,274,568	8,605,551
Amylyx Pharmaceuticals, Inc. (b)	122,300	3,086,852
Antengene Corp. (a)(f)	318,671	168,126
Aradigm Corp. (a)(d)	11,945	549
Aradigm Corp. (a)(d)	148,009	6,808
Arvinas Holding Co. LLC (a)	742,119	31,421,318
Atea Pharmaceuticals, Inc. (a)	66,800	501,000
Axsome Therapeutics, Inc. (a)(b)	191,902	12,243,348
Chiasma, Inc. warrants 12/16/24 (a)(d)	382,683	4
CinCor Pharma, Inc. (b)	390,789	13,196,945
Corcept Therapeutics, Inc. (a)	102,243	2,639,914
DICE Therapeutics, Inc.	294,700	4,626,790
Edgewise Therapeutics, Inc. (a)	724,054	7,298,464
Fulcrum Therapeutics, Inc. (a)	1,784,376	13,204,382
GH Research PLC (a)(b)	1,388,224	21,586,883
Harmony Biosciences Holdings, Inc. (a)(b)	247,725	10,877,605
Ikena Oncology, Inc. (a)	453,147	2,152,448
Intra-Cellular Therapies, Inc. (a)	312,876	15,725,148
Kaleido Biosciences, Inc. (a)	84,860	93
Longboard Pharmaceuticals, Inc. (a)	371,100	1,243,185
Marinus Pharmaceuticals, Inc. (a)(b)	249,965	1,739,756
NGM Biopharmaceuticals, Inc. (a)	183,700	2,592,007
Nuvation Bio, Inc. (a)(b)	1,483,691	4,154,335
OptiNose, Inc. (a)(b)	702,319	2,563,464
Pharvaris BV (a)	353,507	3,213,379
Pliant Therapeutics, Inc. (a)	1,434,131	27,650,046
Rain Therapeutics, Inc. (a)(b)	346,004	2,051,804
Reata Pharmaceuticals, Inc. (a)(b)	699,412	16,722,941
Roivant Sciences Ltd. (a)(e)	2,500,000	8,900,000
Royalty Pharma PLC	361,320	15,106,789
Terns Pharmaceuticals, Inc. (a)(b)	101,009	393,935
Theseus Pharmaceuticals, Inc.	1,645,528	11,222,501
Trevi Therapeutics, Inc. (a)(b)	41,053	130,549
Tricida, Inc. (a)(b)	178,300	2,232,316
UCB SA	138,977	9,790,512
Ventyx Biosciences, Inc. (b)	524,405	10,697,862
Verona Pharma PLC ADR (a)(b)	413,400	4,307,628
Verrica Pharmaceuticals, Inc. (a)(b)	1,597,876	6,263,674
WAVE Life Sciences (a)	2,043,033	6,067,808
		376,079,064
TOTAL COMMON STOCKS (Cost $4,349,886,543)		5,106,860,631

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
Biotechnology - 1.3%
Biotechnology - 1.3%
ElevateBio LLC Series C (a)(d)(e)	216,600	990,512
Korro Bio, Inc.:
Series B1 (d)(e)	957,854	1,829,501
Series B2 (d)(e)	899,280	1,717,625
National Resilience, Inc. Series B (a)(d)(e)	732,064	44,458,247
SalioGen Therapeutics, Inc. Series B (d)(e)	94,461	7,043,957
ValenzaBio, Inc. Series A (a)(d)(e)	1,685,311	9,993,894
		66,033,736
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (a)(d)(e)	3,099,905	3,874,881
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	8,274,568	83
Aristea Therapeutics, Inc. Series B (a)(d)(e)	836,400	7,351,956
		7,352,039
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,020,299)		77,260,656

Money Market Funds - 11.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	35,533,876	35,540,982
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	541,473,101	541,527,248
TOTAL MONEY MARKET FUNDS (Cost $577,034,589)		577,068,230

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $4,979,941,431)	5,761,189,517
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(541,343,598)
NET ASSETS - 100.0%	5,219,845,919

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $171,066,419 or 3.3% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,974,095 or 0.2% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0
Aristea Therapeutics, Inc. Series B	10/06/20	4,611,659
Cyclerion Therapeutics, Inc.	4/02/19	1,404,026
ElevateBio LLC Series C	3/09/21	908,637
Korro Bio, Inc. Series B1	12/17/21	2,499,999
Korro Bio, Inc. Series B2	12/17/21	2,499,998
National Resilience, Inc. Series B	12/01/20	9,999,994
Roivant Sciences Ltd.	5/01/21	25,000,000
SalioGen Therapeutics, Inc. Series B	12/10/21	10,000,019
Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000
ValenzaBio, Inc. Series A	3/25/21	14,999,993
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	42,446,755	638,114,195	645,019,968	250,403	3,258	(3,258)	35,540,982	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	492,109,261	1,302,003,479	1,252,585,492	4,586,360	-	-	541,527,248	1.6%
Total	534,556,016	1,940,117,674	1,897,605,460	4,836,763	3,258	(3,258)	577,068,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adverum Biotechnologies, Inc.	-	14,311,389	-	-	-	(2,018,444)	12,292,945
Applied Therapeutics, Inc.	1,070,923	2,575,660	482,432	-	(12,512,034)	13,911,798	4,563,915
Candel Therapeutics, Inc.	8,593,545	-	5,825,729	-	(3,665,574)	4,018,673	-
Krystal Biotech, Inc.	126,760,516	6,531,326	-	-	-	14,357,014	147,648,856
Total	136,424,984	23,418,375	6,308,161	-	(16,177,608)	30,269,041	164,505,716

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	5,106,860,631	5,011,021,155	1,940,684	93,898,792

Convertible Preferred Stocks	77,260,656	-	-	77,260,656

Money Market Funds	577,068,230	577,068,230	-	-
Total Investments in Securities:	5,761,189,517	5,588,089,385	1,940,684	171,159,448

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$90,662,671
Net Realized Gain (Loss) on Investment Securities	109,876
Net Unrealized Gain (Loss) on Investment Securities	3,213,621
Cost of Purchases	22,500
Proceeds of Sales	(109,876)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$93,898,792
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2022	$3,213,621
Convertible Preferred Stocks
Beginning Balance	$80,070,979
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(2,810,323)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$77,260,656
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2022	$(2,810,323)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Biotechnology Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $534,128,736) - See accompanying schedule:	$5,019,615,571
Unaffiliated issuers (cost $4,296,995,867)
Fidelity Central Funds (cost $577,034,589)	577,068,230
Other affiliated issuers (cost $105,910,975)	164,505,716

Total Investment in Securities (cost $4,979,941,431)		$5,761,189,517
Foreign currency held at value (cost $14)		14
Receivable for investments sold		11,627,931
Receivable for fund shares sold		429,389
Dividends receivable		256,837
Distributions receivable from Fidelity Central Funds		1,028,248
Prepaid expenses		37,202
Other receivables		1,100,330
Total assets		5,775,669,468
Liabilities
Payable for investments purchased	$7,280,198
Payable for fund shares redeemed	2,844,639
Accrued management fee	2,388,335
Other affiliated payables	778,508
Other payables and accrued expenses	1,165,689
Collateral on securities loaned	541,366,180
Total Liabilities		555,823,549
Net Assets		$5,219,845,919
Net Assets consist of:
Paid in capital		$4,775,141,366
Total accumulated earnings (loss)		444,704,553
Net Assets		$5,219,845,919
Net Asset Value , offering price and redemption price per share ($5,219,845,919 ÷ 329,846,378 shares)		$15.83

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$14,421,322
Income from Fidelity Central Funds (including $4,586,360 from security lending)		4,836,763
Total Income		19,258,085
Expenses
Management fee	$13,282,380
Transfer agent fees	4,098,926
Accounting fees	510,782
Custodian fees and expenses	117,677
Independent trustees' fees and expenses	8,068
Registration fees	53,174
Audit	59,757
Legal	2,393
Miscellaneous	22,228
Total expenses before reductions	18,155,385
Expense reductions	(82,625)
Total expenses after reductions		18,072,760
Net Investment income (loss)		1,185,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(179,022,791)
Fidelity Central Funds	3,258
Other affiliated issuers	(16,177,608)
Foreign currency transactions	(18,820)
Total net realized gain (loss)		(195,215,961)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	174,854,862
Fidelity Central Funds	(3,258)
Other affiliated issuers	30,269,041
Assets and liabilities in foreign currencies	(17,190)
Total change in net unrealized appreciation (depreciation)		205,103,455
Net gain (loss)		9,887,494
Net increase (decrease) in net assets resulting from operations		$11,072,819

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,185,325	$(10,105,462)
Net realized gain (loss)	(195,215,961)	288,016,862
Change in net unrealized appreciation (depreciation)	205,103,455	(2,639,724,294)
Net increase (decrease) in net assets resulting from operations	11,072,819	(2,361,812,894)
Distributions to shareholders	-	(951,630,731)
Share transactions
Proceeds from sales of shares	402,117,956	514,676,797
Reinvestment of distributions	-	898,472,847
Cost of shares redeemed	(474,036,823)	(1,692,638,148)
Net increase (decrease) in net assets resulting from share transactions	(71,918,867)	(279,488,504)
Total increase (decrease) in net assets	(60,846,048)	(3,592,932,129)

Net Assets
Beginning of period	5,280,691,967	8,873,624,096
End of period	$5,219,845,919	$5,280,691,967

Other Information
Shares
Sold	26,763,029	24,447,337
Issued in reinvestment of distributions	-	43,520,026
Redeemed	(31,471,047)	(81,104,304)
Net increase (decrease)	(4,708,018)	(13,136,941)

Biotechnology Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$15.78	$25.52	$21.02	$21.14	$23.45	$20.32
Income from Investment Operations
Net investment income (loss) C,D	-	(.03)	(.01)	.05	(.04)	(.05)
Net realized and unrealized gain (loss)	.05	(6.91)	9.41	1.79	(.29) E	3.49
Total from investment operations	.05	(6.94)	9.40	1.84	(.33)	3.44
Distributions from net investment income	-	(.03)	(.07)	(.03)	-	-
Distributions from net realized gain	-	(2.77)	(4.84)	(1.93)	(1.98)	(.31)
Total distributions	-	(2.80)	(4.90) F	(1.96)	(1.98)	(.31)
Net asset value, end of period	$15.83	$15.78	$25.52	$21.02	$21.14	$23.45
Total Return G,H	.32%	(29.49)%	47.35%	8.57%	(.46)% E	17.04%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.72% K	.69%	.70%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.72% K	.69%	.70%	.72%	.72%	.74%
Expenses net of all reductions	.72% K	.69%	.69%	.72%	.72%	.73%
Net investment income (loss)	.05% K	(.14)%	(.03)%	.22%	(.20)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,219,846	$5,280,692	$8,873,624	$6,624,752	$7,583,722	$8,940,767
Portfolio turnover rate L	51% K	46%	78%	50%	37%	26%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that soccurred on August 10, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.53)%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Health Care Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	11.5
Danaher Corp.	5.8
Eli Lilly & Co.	5.5
Boston Scientific Corp.	5.1
Thermo Fisher Scientific, Inc.	4.9
Humana, Inc.	4.9
Cigna Corp.	4.0
Insulet Corp.	3.0
Penumbra, Inc.	2.8
Royalty Pharma PLC	2.5
50.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Industries (% of Fund's net assets)

Health Care Providers & Services	32.4
Biotechnology	19.1
Health Care Equipment & Supplies	17.2
Life Sciences Tools & Services	15.8
Pharmaceuticals	13.4
Health Care Technology	1.1
Personal Products	0.4
Specialty Retail	0.2
Diversified Financial Services	0.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Health Care Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Biotechnology - 18.4%
Biotechnology - 18.4%
ADC Therapeutics SA (a)(b)	988,800	6,743,616
Agios Pharmaceuticals, Inc. (a)(b)	360,000	9,180,000
Alnylam Pharmaceuticals, Inc. (a)	500,000	103,335,000
Ambrx Biopharma, Inc. ADR (a)	354,700	585,255
Arcutis Biotherapeutics, Inc. (a)	830,121	22,371,761
Argenx SE ADR (a)	485,000	183,266,950
Ascendis Pharma A/S sponsored ADR (a)	954,412	85,486,683
Avid Bioservices, Inc. (a)	1,000,000	17,220,000
Beam Therapeutics, Inc. (a)(b)	400,000	21,840,000
Blueprint Medicines Corp. (a)	830,974	60,843,916
Celldex Therapeutics, Inc. (a)	647,699	19,690,050
Century Therapeutics, Inc. (a)	815,000	8,573,800
Cerevel Therapeutics Holdings (a)	1,342,000	39,052,200
Cytokinetics, Inc. (a)	1,700,000	90,032,000
Denali Therapeutics, Inc. (a)	500,000	13,835,000
Erasca, Inc. (a)	2,571,600	23,195,832
Exelixis, Inc. (a)	1,500,000	26,610,000
Fate Therapeutics, Inc. (a)(b)	350,000	9,149,000
Generation Bio Co. (a)	509,353	2,607,887
Graphite Bio, Inc. (a)	800,000	2,648,000
Imago BioSciences, Inc. (a)	200,000	2,906,000
Innovent Biologics, Inc. (a)(c)	7,800,000	32,881,119
Instil Bio, Inc. (a)(b)	1,500,000	7,800,000
Janux Therapeutics, Inc. (a)(b)	500,000	5,410,000
Keros Therapeutics, Inc. (a)	400,000	14,148,000
Legend Biotech Corp. ADR (a)	1,400,000	65,086,000
Mirati Therapeutics, Inc. (a)	200,000	16,206,000
Morphic Holding, Inc. (a)	320,000	8,806,400
Nuvalent, Inc. Class A (a)(b)	351,130	5,927,074
Poseida Therapeutics, Inc. (a)	1,890,825	6,258,631
PTC Therapeutics, Inc. (a)	1,150,000	57,431,000
Regeneron Pharmaceuticals, Inc. (a)	310,000	180,128,600
Relay Therapeutics, Inc. (a)(b)	1,200,000	27,564,000
Sarepta Therapeutics, Inc. (a)	740,000	80,941,200
Scholar Rock Holding Corp. (a)(b)	155,315	1,295,327
Shattuck Labs, Inc. (a)	1,162,800	3,779,100
Stoke Therapeutics, Inc. (a)	500,000	7,530,000
uniQure B.V. (a)	670,000	13,091,800
Vaxcyte, Inc. (a)	750,000	19,620,000
Vertex Pharmaceuticals, Inc. (a)	340,000	95,798,400
Verve Therapeutics, Inc. (a)	280,000	10,740,800
Xencor, Inc. (a)	1,400,000	36,946,000
Xenon Pharmaceuticals, Inc. (a)	483,795	18,776,084
Zai Lab Ltd. (a)(d)	6,900,000	30,590,619
Zentalis Pharmaceuticals, Inc. (a)	850,000	22,788,500
		1,518,717,604
Health Care Equipment & Supplies - 17.2%
Health Care Equipment - 17.2%
Boston Scientific Corp. (a)	10,450,000	421,239,500
Envista Holdings Corp. (a)	1,600,000	59,344,000
Inspire Medical Systems, Inc. (a)	240,000	45,957,600
Insulet Corp. (a)	980,000	250,360,600
Masimo Corp. (a)	690,000	101,354,100
Nevro Corp. (a)	700,000	31,724,000
Novocure Ltd. (a)	431,840	35,467,019
Outset Medical, Inc. (a)(b)	1,080,000	19,753,200
Penumbra, Inc. (a)	1,416,900	232,612,473
PROCEPT BioRobotics Corp.	600,000	24,288,000
ResMed, Inc.	600,000	131,952,000
Tandem Diabetes Care, Inc. (a)	1,450,000	66,323,000
		1,420,375,492
Health Care Providers & Services - 32.4%
Health Care Facilities - 3.4%
Cano Health, Inc. (a)	8,600,000	53,062,000
HCA Holdings, Inc.	800,000	158,296,000
Surgery Partners, Inc. (a)	2,100,000	57,813,000
The Oncology Institute, Inc. (a)(e)	2,232,581	14,176,889
		283,347,889
Health Care Services - 8.0%
agilon health, Inc. (a)(b)	5,750,000	119,485,000
Cigna Corp.	1,160,000	328,802,000
Guardant Health, Inc. (a)	618,385	30,956,353
LifeStance Health Group, Inc. (a)	4,250,000	26,732,500
Oak Street Health, Inc. (a)(b)	6,000,000	157,200,000
		663,175,853
Managed Health Care - 21.0%
Alignment Healthcare, Inc. (a)	3,600,000	54,756,000
Centene Corp. (a)	2,280,000	204,607,200
Humana, Inc.	835,000	402,286,300
Molina Healthcare, Inc. (a)	340,000	114,705,800
UnitedHealth Group, Inc.	1,840,000	955,567,202
		1,731,922,502
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,678,446,244
Health Care Technology - 0.8%
Health Care Technology - 0.8%
Definitive Healthcare Corp. (b)	500,000	10,040,000
Doximity, Inc. (a)(b)	1,080,000	35,845,200
Medlive Technology Co. Ltd. (c)	3,000,000	4,768,942
Phreesia, Inc. (a)	700,000	17,962,000
		68,616,142
Life Sciences Tools & Services - 15.8%
Life Sciences Tools & Services - 15.8%
10X Genomics, Inc. Class B (a)(c)	500,000	16,495,000
Agilent Technologies, Inc.	280,000	35,910,000
Avantor, Inc. (a)	400,000	9,964,000
Bio-Rad Laboratories, Inc. Class A (a)	100,000	48,504,000
Bruker Corp.	1,350,000	75,600,000
Danaher Corp.	1,760,000	475,041,600
Lonza Group AG	108,000	57,598,562
Nanostring Technologies, Inc. (a)	417,366	5,659,483
Olink Holding AB ADR (a)(b)	1,200,000	18,168,000
Sartorius Stedim Biotech	90,000	33,075,919
Seer, Inc. (a)	1,023,900	10,341,390
Stevanato Group SpA	1,080,000	17,928,000
Thermo Fisher Scientific, Inc.	740,000	403,536,800
West Pharmaceutical Services, Inc.	325,000	96,424,250
		1,304,247,004
Personal Products - 0.4%
Personal Products - 0.4%
The Beauty Health Co. (a)(b)	801,005	9,291,658
The Beauty Health Co. (a)(e)	1,800,000	20,880,000
		30,171,658
Pharmaceuticals - 13.2%
Pharmaceuticals - 13.2%
Arvinas Holding Co. LLC (a)	500,000	21,170,000
AstraZeneca PLC (United Kingdom)	1,420,000	175,643,120
Bristol-Myers Squibb Co.	1,200,000	80,892,000
Eli Lilly & Co.	1,500,000	451,845,000
Merck & Co., Inc.	450,000	38,412,000
Pharvaris BV (a)	620,000	5,635,800
Roche Holding AG (participation certificate)	280,000	90,227,661
Royalty Pharma PLC	5,000,000	209,050,000
Theseus Pharmaceuticals, Inc.	600,000	4,092,000
UCB SA	280,000	19,725,159
		1,096,692,740
Specialty Retail - 0.2%
Specialty Stores - 0.2%
Warby Parker, Inc. (a)(b)	1,280,000	16,089,600
TOTAL COMMON STOCKS (Cost $5,688,579,933)		8,133,356,484

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
Biotechnology - 0.7%
Biotechnology - 0.7%
Asimov, Inc. Series B (e)(f)	101,438	6,977,920
Caris Life Sciences, Inc. Series D (a)(e)(f)	3,206,021	17,761,356
Cleerly, Inc. Series C (e)(f)	1,285,367	15,142,394
Element Biosciences, Inc. Series C (a)(e)(f)	572,265	7,817,140
ElevateBio LLC Series C (a)(e)(f)	254,900	1,165,658
Inscripta, Inc. Series E (a)(e)(f)	1,282,228	7,795,946
		56,660,414
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(e)(f)	380,451	3,412,645

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(a)(e)(f)	201,220	10,022,768
Series E1(e)(f)	56,664	2,822,434
Omada Health, Inc. Series E (e)(f)	2,153,073	5,942,481
Wugen, Inc. Series B (a)(e)(f)	454,342	2,371,665
		21,159,348
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (a)(e)(f)	1,037,400	9,118,746
Galvanize Therapeutics Series B (e)(f)	3,696,429	6,320,894
		15,439,640
TOTAL CONVERTIBLE PREFERRED STOCKS		96,672,047
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(e)(f)(g)	473,270	9,735,164

TOTAL PREFERRED STOCKS (Cost $132,756,273)		106,407,211

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	24,228,781	24,233,627
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	193,698,233	193,717,603
TOTAL MONEY MARKET FUNDS (Cost $217,949,480)		217,951,230

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $6,039,285,686)	8,457,714,925
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(189,922,025)
NET ASSETS - 100.0%	8,267,792,900

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,145,061 or 0.7% of net assets.

(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $141,464,100 or 1.7% of net assets.

(f)	Level 3 security
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855
Aledade, Inc. Series E1	5/20/22	2,822,683
Aristea Therapeutics, Inc. Series B	10/06/20	5,719,912
Asimov, Inc. Series B	10/29/21	9,401,345
Caris Life Sciences, Inc. Series D	5/11/21	25,968,770
Cleerly, Inc. Series C	7/08/22	15,142,394
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602
Element Biosciences, Inc. Series C	6/21/21	11,763,880
ElevateBio LLC Series C	3/09/21	1,069,306
Galvanize Therapeutics Series B	3/29/22	6,399,572
Inscripta, Inc. Series E	3/30/21	11,322,073
Omada Health, Inc. Series E	12/22/21	12,908,103
The Beauty Health Co.	12/08/20	18,000,000
The Oncology Institute, Inc.	6/28/21	22,325,810
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	13,584,368
Wugen, Inc. Series B	7/09/21	3,523,377
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	36,264,694	509,009,622	521,040,689	248,078	-	-	24,233,627	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	202,861,851	693,538,460	702,682,708	1,224,172	-	-	193,717,603	0.6%
Total	239,126,545	1,202,548,082	1,223,723,397	1,472,250	-	-	217,951,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Zai Lab Ltd.	26,625,199	7,708,621	-	-	-	(3,743,201)	30,590,619
Total	26,625,199	7,708,621	-	-	-	(3,743,201)	30,590,619

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	8,133,356,484	7,741,646,461	391,710,023	-

Preferred Stocks	106,407,211	-	-	106,407,211

Money Market Funds	217,951,230	217,951,230	-	-
Total Investments in Securities:	8,457,714,925	7,959,597,691	391,710,023	106,407,211

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$99,854,613
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(17,834,085)
Cost of Purchases	24,386,683
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$106,407,211
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2022	$(17,834,085)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Health Care Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $190,952,470) - See accompanying schedule:	$8,209,173,076
Unaffiliated issuers (cost $5,765,781,878)
Fidelity Central Funds (cost $217,949,480)	217,951,230
Other affiliated issuers (cost $55,554,328)	30,590,619

Total Investment in Securities (cost $6,039,285,686)		$8,457,714,925
Receivable for investments sold		12,986,399
Receivable for fund shares sold		916,679
Dividends receivable		4,049,977
Reclaims receivable		7,242,155
Distributions receivable from Fidelity Central Funds		208,517
Prepaid expenses		37,349
Other receivables		740,457
Total assets		8,483,896,458
Liabilities
Payable for investments purchased	12,486,528
Payable for fund shares redeemed	4,260,337
Accrued management fee	3,807,646
Other affiliated payables	1,099,560
Other payables and accrued expenses	753,710
Collateral on securities loaned	193,695,777
Total Liabilities		216,103,558
Net Assets		$8,267,792,900
Net Assets consist of:
Paid in capital		$6,041,264,216
Total accumulated earnings (loss)		2,226,528,684
Net Assets		$8,267,792,900
Net Asset Value , offering price and redemption price per share ($8,267,792,900 ÷ 310,261,217 shares)		$26.65

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$24,907,800
Income from Fidelity Central Funds (including $1,224,172 from security lending)		1,472,250
Total Income		26,380,050
Expenses
Management fee	$22,307,407
Transfer agent fees	6,083,752
Accounting fees	581,053
Custodian fees and expenses	49,236
Independent trustees' fees and expenses	13,633
Registration fees	48,072
Audit	24,306
Legal	4,322
Interest	958
Miscellaneous	28,271
Total expenses before reductions	29,141,010
Expense reductions	(138,308)
Total expenses after reductions		29,002,702
Net Investment income (loss)		(2,622,652)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(159,282,508)
Foreign currency transactions	(102,074)
Total net realized gain (loss)		(159,384,582)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(196,383,440)
Affiliated issuers	(3,743,201)
Assets and liabilities in foreign currencies	(464,887)
Total change in net unrealized appreciation (depreciation)		(200,591,528)
Net gain (loss)		(359,976,110)
Net increase (decrease) in net assets resulting from operations		$(362,598,762)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,622,652)	$(10,700,587)
Net realized gain (loss)	(159,384,582)	831,099,766
Change in net unrealized appreciation (depreciation)	(200,591,528)	(1,151,771,898)
Net increase (decrease) in net assets resulting from operations	(362,598,762)	(331,372,719)
Distributions to shareholders	(185,553,756)	(929,859,235)
Share transactions
Proceeds from sales of shares	272,514,789	1,043,831,682
Reinvestment of distributions	171,968,812	861,023,255
Cost of shares redeemed	(627,746,972)	(1,997,490,811)
Net increase (decrease) in net assets resulting from share transactions	(183,263,371)	(92,635,874)
Total increase (decrease) in net assets	(731,415,889)	(1,353,867,828)

Net Assets
Beginning of period	8,999,208,789	10,353,076,617
End of period	$8,267,792,900	$8,999,208,789

Other Information
Shares
Sold	10,073,809	32,480,198
Issued in reinvestment of distributions	5,803,857	27,447,935
Redeemed	(23,611,876)	(63,667,769)
Net increase (decrease)	(7,734,210)	(3,739,636)

Health Care Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$28.30	$32.18	$26.53	$24.48	$23.56	$20.89
Income from Investment Operations
Net investment income (loss) C,D	(.01)	(.03)	- E	.04	.02	.05
Net realized and unrealized gain (loss)	(1.05)	(.92)	9.23	2.40	2.90	3.17
Total from investment operations	(1.06)	(.95)	9.23	2.44	2.92	3.22
Distributions from net investment income	-	(.04) F	(.18)	(.03)	(.03)	(.04)
Distributions from net realized gain	(.59)	(2.89) F	(3.40)	(.36)	(1.97)	(.51)
Total distributions	(.59)	(2.93)	(3.58)	(.39)	(2.00)	(.55)
Net asset value, end of period	$26.65	$28.30	$32.18	$26.53	$24.48	$23.56
Total Return G,H	(3.96)%	(3.67)%	36.00%	9.84%	13.30%	15.49%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.69% K	.68%	.69%	.70%	.71%	.73%
Expenses net of fee waivers, if any	.68% K	.67%	.69%	.70%	.71%	.73%
Expenses net of all reductions	.68% K	.67%	.69%	.70%	.71%	.72%
Net investment income (loss)	(.06)% K	(.10)%	(.01)%	.16%	.10%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$8,267,793	$8,999,209	$10,353,077	$7,220,187	$7,450,707	$6,923,404
Portfolio turnover rate L	34% K	31%	52%	36% M	60% M	75%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that soccurred on August 10, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Amount represents less than $.005 per share.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Health Care Services Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	23.8
Cigna Corp.	7.9
Humana, Inc.	7.8
Centene Corp.	6.3
Elevance Health, Inc.	4.9
Molina Healthcare, Inc.	4.8
CVS Health Corp.	4.7
HCA Holdings, Inc.	4.3
AmerisourceBergen Corp.	3.9
McKesson Corp.	2.9
71.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Industries (% of Fund's net assets)

Health Care Providers & Services	93.6
Health Care Technology	2.4
Diversified Financial Services	0.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Health Care Services Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
Health Care Providers & Services - 93.6%
Health Care Distributors & Services - 6.8%
AmerisourceBergen Corp.	420,300	61,599,168
McKesson Corp.	127,800	46,902,600
		108,501,768
Health Care Facilities - 11.3%
Brookdale Senior Living, Inc. (a)	2,899,600	12,758,240
Cano Health, Inc. (a)(b)	3,086,329	19,042,650
Encompass Health Corp.	262,100	12,730,197
HCA Holdings, Inc.	344,400	68,146,428
Surgery Partners, Inc. (a)(b)	967,800	26,643,534
Tenet Healthcare Corp. (a)	469,700	26,538,050
U.S. Physical Therapy, Inc. (b)	159,600	13,184,556
		179,043,655
Health Care Services - 26.4%
agilon health, Inc. (a)(b)	1,108,700	23,038,786
Amedisys, Inc. (a)	24,300	2,878,335
Andlauer Healthcare Group, Inc.	184,939	7,346,303
CareMax, Inc. (a)(c)	379,900	2,598,516
CareMax, Inc. Class A (a)(b)	1,356,800	9,280,512
Chemed Corp.	59,800	28,476,162
Cigna Corp.	445,372	126,240,693
CVS Health Corp.	760,070	74,600,871
DaVita HealthCare Partners, Inc. (a)	75,500	6,439,395
Enhabit Home Health & Hospice (a)(b)	131,050	2,175,430
Guardant Health, Inc. (a)	138,700	6,943,322
Laboratory Corp. of America Holdings	34,700	7,816,869
LHC Group, Inc. (a)	115,596	18,665,286
LifeStance Health Group, Inc. (a)(b)	3,139,300	19,746,197
Oak Street Health, Inc. (a)(b)	911,527	23,882,007
Option Care Health, Inc. (a)	1,191,232	36,880,543
P3 Health Partners, Inc. (a)(c)	250,000	1,168,500
Privia Health Group, Inc. (a)(b)	536,700	21,355,293
		419,533,020
Managed Health Care - 49.1%
Alignment Healthcare, Inc. (a)	738,996	11,240,129
Centene Corp. (a)	1,122,984	100,776,584
Elevance Health, Inc.	158,902	77,084,949
HealthEquity, Inc. (a)	191,400	12,647,712
Humana, Inc.	256,800	123,721,104
Molina Healthcare, Inc. (a)	227,300	76,684,201
UnitedHealth Group, Inc.	729,650	378,929,136
		781,083,815
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,488,162,258
Health Care Technology - 2.1%
Health Care Technology - 2.1%
Change Healthcare, Inc. (a)	717,100	17,619,147
Evolent Health, Inc. (a)	277,200	10,187,100
Phreesia, Inc. (a)	250,335	6,423,596
		34,229,843
TOTAL COMMON STOCKS (Cost $833,072,972)		1,522,392,101

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(a)(c)(d)	52,232	2,601,676
Series E1(c)(d)	40,149	1,999,822
		4,601,498
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(e)	69,639	1,432,474

TOTAL PREFERRED STOCKS (Cost $6,020,894)		6,033,972

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (f)	62,055,811	62,068,222
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	45,858,111	45,862,696
TOTAL MONEY MARKET FUNDS (Cost $107,930,918)		107,930,918

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $947,024,784)	1,636,356,991
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(45,817,321)
NET ASSETS - 100.0%	1,590,539,670

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,800,988 or 0.6% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,000,000
Aledade, Inc. Series E1	5/20/22	1,999,998
CareMax, Inc.	12/18/20	3,799,000
P3 Health Partners, Inc.	5/25/21	2,500,000
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	1,998,863
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,067,186	272,660,870	211,659,834	253,039	-	-	62,068,222	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	47,754,630	222,064,700	223,956,634	182,666	-	-	45,862,696	0.1%
Total	48,821,816	494,725,570	435,616,468	435,705	-	-	107,930,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,522,392,101	1,521,223,601	1,168,500	-

Preferred Stocks	6,033,972	-	-	6,033,972

Money Market Funds	107,930,918	107,930,918	-	-
Total Investments in Securities:	1,636,356,991	1,629,154,519	1,168,500	6,033,972
Health Care Services Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,410,183) - See accompanying schedule:	$1,528,426,073
Unaffiliated issuers (cost $839,093,866)
Fidelity Central Funds (cost $107,930,918)	107,930,918

Total Investment in Securities (cost $947,024,784)		$1,636,356,991
Receivable for investments sold		3,161,066
Receivable for fund shares sold		3,439,091
Dividends receivable		157,172
Distributions receivable from Fidelity Central Funds		160,064
Prepaid expenses		5,437
Other receivables		84,700
Total assets		1,643,364,521
Liabilities
Payable for investments purchased	3,573,260
Payable for fund shares redeemed	2,377,953
Accrued management fee	697,917
Other affiliated payables	218,029
Other payables and accrued expenses	98,424
Collateral on securities loaned	45,859,268
Total Liabilities		52,824,851
Net Assets		$1,590,539,670
Net Assets consist of:
Paid in capital		$921,975,325
Total accumulated earnings (loss)		668,564,345
Net Assets		$1,590,539,670
Net Asset Value , offering price and redemption price per share ($1,590,539,670 ÷ 11,972,700 shares)		$132.85

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$5,544,409
Income from Fidelity Central Funds (including $182,666 from security lending)		435,705
Total Income		5,980,114
Expenses
Management fee	$3,607,217
Transfer agent fees	1,016,673
Accounting fees	204,394
Custodian fees and expenses	5,507
Independent trustees' fees and expenses	2,100
Registration fees	54,069
Audit	17,475
Legal	1,123
Miscellaneous	3,575
Total expenses before reductions	4,912,133
Expense reductions	(20,790)
Total expenses after reductions		4,891,343
Net Investment income (loss)		1,088,771
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,409,690)
Foreign currency transactions	(1,223)
Total net realized gain (loss)		(9,410,913)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	67,251,560
Assets and liabilities in foreign currencies	(86)
Total change in net unrealized appreciation (depreciation)		67,251,474
Net gain (loss)		57,840,561
Net increase (decrease) in net assets resulting from operations		$58,929,332

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,088,771	$2,679,968
Net realized gain (loss)	(9,410,913)	122,701,804
Change in net unrealized appreciation (depreciation)	67,251,474	56,927,180
Net increase (decrease) in net assets resulting from operations	58,929,332	182,308,952
Distributions to shareholders	(58,203,664)	(87,625,390)
Share transactions
Proceeds from sales of shares	438,771,390	148,662,940
Reinvestment of distributions	54,395,336	81,964,453
Cost of shares redeemed	(117,384,816)	(212,192,301)
Net increase (decrease) in net assets resulting from share transactions	375,781,910	18,435,092
Total increase (decrease) in net assets	376,507,578	113,118,654

Net Assets
Beginning of period	1,214,032,092	1,100,913,438
End of period	$1,590,539,670	$1,214,032,092

Other Information
Shares
Sold	3,285,170	1,120,061
Issued in reinvestment of distributions	389,651	621,521
Redeemed	(900,498)	(1,608,688)
Net increase (decrease)	2,774,323	132,894

Health Care Services Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$131.98	$121.44	$94.72	$89.28	$92.21	$89.93
Income from Investment Operations
Net investment income (loss) B,C	.10	.29	.06	.23	.13	.11
Net realized and unrealized gain (loss)	6.87	20.01	27.59	5.50	8.27	14.23
Total from investment operations	6.97	20.30	27.65	5.73	8.40	14.34
Distributions from net investment income	-	(.22) D	(.93)	(.29)	(.10)	(.10)
Distributions from net realized gain	(6.10)	(9.55) D	-	-	(11.23)	(11.96)
Total distributions	(6.10)	(9.76) E	(.93)	(.29)	(11.33)	(12.06)
Redemption fees added to paid in capital B	-	-	-	-	-	- F
Net asset value, end of period	$132.85	$131.98	$121.44	$94.72	$89.28	$92.21
Total Return G,H	5.06%	16.85%	29.43%	6.39%	9.61%	17.03%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.72% K	.71%	.73%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.71% K	.71%	.73%	.75%	.76%	.77%
Expenses net of all reductions	.71% K	.71%	.73%	.75%	.76%	.76%
Net investment income (loss)	.16% K	.22%	.05%	.25%	.14%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,590,540	$1,214,032	$1,100,913	$1,003,206	$1,343,070	$829,692
Portfolio turnover rate L	17% K	35%	34%	37%	60%	65%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Medical Technology and Devices Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Thermo Fisher Scientific, Inc.	15.4
Danaher Corp.	14.5
Boston Scientific Corp.	10.0
Abbott Laboratories	5.1
ResMed, Inc.	4.7
Insulet Corp.	4.3
Penumbra, Inc.	3.5
West Pharmaceutical Services, Inc.	3.1
Masimo Corp.	2.8
Sartorius Stedim Biotech	2.1
65.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Industries (% of Fund's net assets)

Life Sciences Tools & Services	45.4
Health Care Equipment & Supplies	45.1
Health Care Technology	4.0
Biotechnology	2.6
Health Care Providers & Services	0.9
Personal Products	0.6
Textiles, Apparel & Luxury Goods	0.5
Specialty Retail	0.3
Pharmaceuticals	0.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Medical Technology and Devices Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
Biotechnology - 1.3%
Biotechnology - 1.3%
Abcam PLC (a)	2,650,000	39,102,846
Avid Bioservices, Inc. (a)	1,280,000	22,041,600
Natera, Inc. (a)	600,000	29,556,000
Saluda Medical Pty Ltd. warrants (a)(b)(c)	470,371	1,349,965
		92,050,411
Health Care Equipment & Supplies - 44.7%
Health Care Equipment - 44.0%
Abbott Laboratories	3,500,000	359,275,000
Angiodynamics, Inc. (a)	1,600,000	35,424,000
Boston Scientific Corp. (a)	17,600,000	709,456,000
DexCom, Inc. (a)	700,000	57,547,000
Envista Holdings Corp. (a)	2,800,000	103,852,000
Hologic, Inc. (a)	1,280,000	86,476,800
Inspire Medical Systems, Inc. (a)	400,000	76,596,000
Insulet Corp. (a)(d)	1,200,000	306,564,000
Intuitive Surgical, Inc. (a)	528,000	108,630,720
Masimo Corp. (a)	1,350,000	198,301,500
Nevro Corp. (a)	1,750,000	79,310,000
Novocure Ltd. (a)	751,000	61,679,630
Outset Medical, Inc. (a)(d)	1,001,809	18,323,087
Penumbra, Inc. (a)(d)	1,500,000	246,255,000
PROCEPT BioRobotics Corp. (d)	1,500,000	60,720,000
ResMed, Inc.	1,500,000	329,880,000
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	500,000	21,573,758
Stryker Corp.	670,000	137,484,000
Tandem Diabetes Care, Inc. (a)(d)	2,520,000	115,264,800
		3,112,613,295
Health Care Supplies - 0.7%
Nanosonics Ltd. (a)(e)	16,701,000	46,592,817
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,159,206,112
Health Care Providers & Services - 0.7%
Health Care Services - 0.7%
Guardant Health, Inc. (a)	515,642	25,813,039
LifeStance Health Group, Inc. (a)	4,250,000	26,732,500
		52,545,539
Health Care Technology - 3.3%
Health Care Technology - 3.3%
Change Healthcare, Inc. (a)	2,100,000	51,597,000
Definitive Healthcare Corp. (d)	750,000	15,060,000
DNA Script (b)(c)	1,220	893,868
DNA Script (b)(c)	4,668	3,420,145
Doximity, Inc. (a)(d)	1,400,000	46,466,000
Medlive Technology Co. Ltd. (f)	4,295,500	6,828,330
Phreesia, Inc. (a)	1,650,000	42,339,000
Veeva Systems, Inc. Class A (a)	340,000	67,768,800
		234,373,143
Life Sciences Tools & Services - 45.4%
Life Sciences Tools & Services - 45.4%
10X Genomics, Inc. Class B (a)(f)	392,772	12,957,548
Agilent Technologies, Inc.	750,000	96,187,500
Avantor, Inc. (a)	3,300,000	82,203,000
Bio-Rad Laboratories, Inc. Class A (a)	170,000	82,456,800
Bio-Techne Corp.	165,000	54,748,650
Bruker Corp.	2,200,000	123,200,000
Charles River Laboratories International, Inc. (a)	200,000	41,050,000
Danaher Corp.	3,800,000	1,025,658,000
IQVIA Holdings, Inc. (a)	210,000	44,658,600
Lonza Group AG	175,000	93,331,004
Nanostring Technologies, Inc. (a)	2,180,000	29,560,800
Olink Holding AB ADR (a)(d)	1,280,000	19,379,200
Sartorius Stedim Biotech	400,000	147,004,086
Seer, Inc. (a)(d)	2,021,692	20,419,089
Stevanato Group SpA	1,400,000	23,240,000
Thermo Fisher Scientific, Inc.	2,000,000	1,090,640,001
West Pharmaceutical Services, Inc.	750,000	222,517,500
		3,209,211,778
Personal Products - 0.6%
Personal Products - 0.6%
The Beauty Health Co. (a)(d)	600,939	6,970,892
The Beauty Health Co. (a)(b)	3,000,000	34,800,000
		41,770,892
Specialty Retail - 0.3%
Specialty Stores - 0.3%
Warby Parker, Inc. (a)(d)	1,750,000	21,997,500
TOTAL COMMON STOCKS (Cost $4,610,116,687)		6,811,155,375

Convertible Preferred Stocks - 2.9%
	Shares	Value ($)
Biotechnology - 1.3%
Biotechnology - 1.3%
Asimov, Inc. Series B (b)(c)	97,985	6,740,388
Caris Life Sciences, Inc. Series D (a)(b)(c)	2,803,935	15,533,800
Element Biosciences, Inc. Series B (a)(b)(c)	2,385,223	32,582,146
ElevateBio LLC Series C (a)(b)(c)	214,700	981,823
Inscripta, Inc. Series D (a)(b)(c)	3,938,731	23,947,484
Saluda Medical Pty Ltd. Series D (b)(c)	1,567,904	15,754,832
		95,540,473
Health Care Equipment & Supplies - 0.1%
Health Care Supplies - 0.1%
Kardium, Inc. Series D6 (a)(b)(c)	13,783,189	10,258,552
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Conformal Medical, Inc. Series C (a)(b)(c)	2,605,625	8,572,506
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	309,255	2,774,017
		11,346,523
Health Care Technology - 0.7%
Health Care Technology - 0.7%
Aledade, Inc.:
Series B1 (a)(b)(c)	175,232	8,728,306
Series E1 (b)(c)	58,567	2,917,222
DNA Script:
Series B (b)(c)	59	43,228
Series C (b)(c)	28,249	20,697,446
Omada Health, Inc. Series E (b)(c)	2,182,939	6,024,912
PrognomIQ, Inc.:
Series A5 (a)(b)(c)	833,333	2,166,666
Series B (a)(b)(c)	2,735,093	7,111,242
Series C (b)(c)	752,098	1,955,455
		49,644,477
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)	3,641,139	6,226,348
Textiles, Apparel & Luxury Goods - 0.5%
Textiles - 0.5%
Freenome, Inc.:
Series C (a)(b)(c)	2,268,156	20,776,309
Series D (b)(c)	1,325,855	12,144,832
		32,921,141
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $198,835,399)		205,937,514

Preferred Securities - 0.3%
	Principal Amount (g)	Value ($)
Health Care Equipment & Supplies - 0.3%
Health Care Supplies - 0.3%
Kardium, Inc. 0% (b)(c)(h) (Cost $19,551,861)	19,551,861	19,551,861

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (i)	40,985,545	40,993,742
Fidelity Securities Lending Cash Central Fund 2.34% (i)(j)	139,862,258	139,876,245
TOTAL MONEY MARKET FUNDS (Cost $180,869,986)		180,869,987

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $5,009,373,933)	7,217,514,737
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(146,088,421)
NET ASSETS - 100.0%	7,071,426,316

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $265,953,353 or 3.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,785,878 or 0.3% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	6,709,756
Aledade, Inc. Series E1	5/20/22	2,917,480
Asimov, Inc. Series B	10/29/21	9,081,318
Caris Life Sciences, Inc. Series D	5/11/21	22,711,874
Conformal Medical, Inc. Series C	7/24/20	9,554,996
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	4,392,395
DNA Script	12/17/21	4,714,776
DNA Script Series B	12/17/21	47,244
DNA Script Series C	10/01/21	24,572,393
Element Biosciences, Inc. Series B	12/13/19	12,500,000
ElevateBio LLC Series C	3/09/21	900,667
Freenome, Inc. Series C	8/14/20	14,999,996
Freenome, Inc. Series D	11/22/21	9,999,996
Galvanize Therapeutics Series B	3/29/22	6,303,849
Inscripta, Inc. Series D	11/13/20	18,000,001
Kardium, Inc. Series D6	12/30/20	14,001,515
Kardium, Inc. 0%	12/30/20	19,551,861
Omada Health, Inc. Series E	12/22/21	13,087,156
PrognomIQ, Inc. Series A5	8/20/20	503,333
PrognomIQ, Inc. Series B	9/11/20	6,249,999
PrognomIQ, Inc. Series C	2/16/22	2,301,420
Saluda Medical Pty Ltd. Series D	1/20/22	20,000,011
Saluda Medical Pty Ltd. warrants	1/20/22	0
The Beauty Health Co.	12/08/20	30,000,000
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	21,433,102	570,997,918	551,437,279	603,850	-	1	40,993,742	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	73,452,626	541,550,704	475,127,085	960,644	-	-	139,876,245	0.4%
Total	94,885,728	1,112,548,622	1,026,564,364	1,564,494	-	1	180,869,987

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nanosonics Ltd.	63,907,137	-	12,591,867	-	(302,332)	(4,420,121)	46,592,817
Total	63,907,137	-	12,591,867	-	(302,332)	(4,420,121)	46,592,817

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	6,811,155,375	6,598,062,642	207,428,755	5,663,978

Convertible Preferred Stocks	205,937,514	-	-	205,937,514

Preferred Securities	19,551,861	-	-	19,551,861

Money Market Funds	180,869,987	180,869,987	-	-
Total Investments in Securities:	7,217,514,737	6,778,932,629	207,428,755	231,153,353

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$240,783,918
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(44,067,733)
Cost of Purchases	9,221,329
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$205,937,514
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2022	$(44,067,733)
Other Investments in Securities
Beginning Balance	$25,605,694
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(389,855)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$25,215,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2022	$(389,855)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Medical Technology and Devices Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $138,672,972) - See accompanying schedule:	$6,990,051,933
Unaffiliated issuers (cost $4,793,205,266)
Fidelity Central Funds (cost $180,869,986)	180,869,987
Other affiliated issuers (cost $35,298,681)	46,592,817

Total Investment in Securities (cost $5,009,373,933)		$7,217,514,737
Foreign currency held at value (cost $42,484)		42,484
Receivable for investments sold		9,918,096
Receivable for fund shares sold		679,669
Dividends receivable		1,103,983
Distributions receivable from Fidelity Central Funds		462,148
Prepaid expenses		26,402
Other receivables		264,473
Total assets		7,230,011,992
Liabilities
Payable for investments purchased	9,631,425
Payable for fund shares redeemed	4,457,866
Accrued management fee	3,315,220
Other affiliated payables	1,046,013
Other payables and accrued expenses	267,472
Collateral on securities loaned	139,867,680
Total Liabilities		158,585,676
Net Assets		$7,071,426,316
Net Assets consist of:
Paid in capital		$5,125,594,707
Total accumulated earnings (loss)		1,945,831,609
Net Assets		$7,071,426,316
Net Asset Value , offering price and redemption price per share ($7,071,426,316 ÷ 119,190,299 shares)		$59.33

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$10,383,852
Income from Fidelity Central Funds (including $960,644 from security lending)		1,564,494
Total Income		11,948,346
Expenses
Management fee	$20,369,355
Transfer agent fees	5,964,273
Accounting fees	565,973
Custodian fees and expenses	38,903
Independent trustees' fees and expenses	12,704
Registration fees	16,422
Audit	17,572
Legal	2,816
Interest	814
Miscellaneous	24,232
Total expenses before reductions	27,013,064
Expense reductions	(130,112)
Total expenses after reductions		26,882,952
Net Investment income (loss)		(14,934,606)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(136,202,778)
Affiliated issuers	(302,332)
Foreign currency transactions	15,515
Total net realized gain (loss)		(136,489,595)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,155,858,467)
Fidelity Central Funds	1
Other affiliated issuers	(4,420,121)
Assets and liabilities in foreign currencies	34,352
Total change in net unrealized appreciation (depreciation)		(1,160,244,235)
Net gain (loss)		(1,296,733,830)
Net increase (decrease) in net assets resulting from operations		$(1,311,668,436)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(14,934,606)	$(44,939,672)
Net realized gain (loss)	(136,489,595)	498,712,415
Change in net unrealized appreciation (depreciation)	(1,160,244,235)	(241,663,649)
Net increase (decrease) in net assets resulting from operations	(1,311,668,436)	212,109,094
Distributions to shareholders	(137,785,975)	(808,325,364)
Share transactions
Proceeds from sales of shares	271,156,218	1,949,163,820
Reinvestment of distributions	128,703,751	757,192,690
Cost of shares redeemed	(784,813,559)	(1,877,605,232)
Net increase (decrease) in net assets resulting from share transactions	(384,953,590)	828,751,278
Total increase (decrease) in net assets	(1,834,408,001)	232,535,008

Net Assets
Beginning of period	8,905,834,317	8,673,299,309
End of period	$7,071,426,316	$8,905,834,317

Other Information
Shares
Sold	4,207,619	24,345,738
Issued in reinvestment of distributions	1,786,060	9,855,790
Redeemed	(12,547,371)	(24,120,700)
Net increase (decrease)	(6,553,692)	10,080,828

Medical Technology and Devices Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$70.83	$74.99	$55.88	$52.92	$46.09	$41.48
Income from Investment Operations
Net investment income (loss) B,C	(.12)	(.37)	(.24)	(.08)	(.04)	.05
Net realized and unrealized gain (loss)	(10.27)	2.97	24.19	4.10	10.40	7.31
Total from investment operations	(10.39)	2.60	23.95	4.02	10.36	7.36
Distributions from net investment income	-	-	-	-	-	(.08)
Distributions from net realized gain	(1.11)	(6.76)	(4.84)	(1.06)	(3.53)	(2.67)
Total distributions	(1.11)	(6.76)	(4.84)	(1.06)	(3.53)	(2.75)
Net asset value, end of period	$59.33	$70.83	$74.99	$55.88	$52.92	$46.09
Total Return D,E	(14.95)%	2.95%	44.20%	7.46%	23.85%	18.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H	.68%	.70%	.71%	.73%	.76%
Expenses net of fee waivers, if any	.69% H	.68%	.70%	.71%	.73%	.76%
Expenses net of all reductions	.69% H	.68%	.70%	.71%	.73%	.75%
Net investment income (loss)	(.39)% H	(.46)%	(.36)%	(.15)%	(.07)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$7,071,426	$8,905,834	$8,673,299	$6,058,766	$6,787,645	$4,063,926
Portfolio turnover rate I	27% H	32%	58%	35%	43%	77%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Pharmaceuticals Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Eli Lilly & Co.	13.1
AstraZeneca PLC sponsored ADR	11.7
Sanofi SA sponsored ADR	8.9
Bristol-Myers Squibb Co.	6.5
Roche Holding AG (participation certificate)	5.2
Royalty Pharma PLC	4.9
Novartis AG sponsored ADR	4.1
Merck & Co., Inc.	3.4
Merck KGaA	3.0
Johnson & Johnson	2.6
63.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Industries (% of Fund's net assets)

Pharmaceuticals	75.4
Biotechnology	18.6
Health Care Providers & Services	3.2
Life Sciences Tools & Services	1.1
Health Care Equipment & Supplies	0.8
Diversified Financial Services	0.1
Food & Staples Retailing	0.0
Software	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Pharmaceuticals Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Biotechnology - 18.2%
Biotechnology - 18.2%
2seventy bio, Inc. (a)	209,200	3,081,516
ADC Therapeutics SA (a)(b)	419,700	2,862,354
Alnylam Pharmaceuticals, Inc. (a)	36,571	7,558,129
Amicus Therapeutics, Inc. (a)	295,700	3,320,711
Arcellx, Inc.	157,100	2,823,087
Arcus Biosciences, Inc. (a)	126,600	3,048,528
Argenx SE (a)	17,400	6,552,171
Argenx SE ADR (a)	11,000	4,156,570
Ascendis Pharma A/S sponsored ADR (a)	51,300	4,594,941
Beam Therapeutics, Inc. (a)(b)	87,200	4,761,120
Biogen, Inc. (a)	42,200	8,245,036
BioInvent International AB (a)	1,648,418	7,175,103
BioNTech SE ADR (b)	48,200	6,971,648
Blueprint Medicines Corp. (a)	150,700	11,034,254
Celldex Therapeutics, Inc. (a)	73,400	2,231,360
Cullinan Oncology, Inc. (a)	88,100	1,187,588
Cytokinetics, Inc. (a)	75,100	3,977,296
Galapagos NV sponsored ADR (a)	36,900	1,847,214
Generation Bio Co. (a)	250,176	1,280,901
Horizon Therapeutics PLC (a)	74,500	4,411,145
Intellia Therapeutics, Inc. (a)	15,400	924,924
iTeos Therapeutics, Inc. (a)	183,800	4,076,684
Kalvista Pharmaceuticals, Inc. (a)	374,800	6,172,956
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	251,951
Legend Biotech Corp. ADR (a)	259,400	12,059,506
NextCure, Inc. (a)(b)	336,900	1,381,290
Oxurion NV (a)(b)(c)	3,128,819	701,180
PTC Therapeutics, Inc. (a)	157,700	7,875,538
Sarepta Therapeutics, Inc. (a)	118,500	12,961,530
Springworks Therapeutics, Inc. (a)(b)	44,300	1,230,211
Synlogic, Inc. (a)	520,700	520,700
uniQure B.V. (a)	170,500	3,331,570
Xencor, Inc. (a)	123,168	3,250,404
XOMA Corp. (a)(b)	53,300	1,059,604
		146,918,720
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	3,333	3,866
Health Care Equipment & Supplies - 0.8%
Health Care Equipment - 0.8%
Angiodynamics, Inc. (a)	282,000	6,243,480
Health Care Providers & Services - 3.2%
Health Care Services - 3.2%
23andMe Holding Co. Class B (d)	396,606	1,336,562
Cigna Corp.	55,200	15,646,440
Guardant Health, Inc. (a)	172,000	8,610,320
		25,593,322
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Maravai LifeSciences Holdings, Inc. (a)	193,500	4,038,345
Sartorius Stedim Biotech	13,900	5,108,392
		9,146,737
Pharmaceuticals - 75.4%
Pharmaceuticals - 75.4%
Arvinas Holding Co. LLC (a)	55,600	2,354,104
AstraZeneca PLC sponsored ADR	1,517,900	94,686,602
Axsome Therapeutics, Inc. (a)(b)	43,400	2,768,920
Bristol-Myers Squibb Co.	779,080	52,517,783
Edgewise Therapeutics, Inc. (a)	455,400	4,590,432
Eli Lilly & Co.	350,761	105,659,735
Euroapi SASU (a)	163,500	2,555,832
GSK PLC sponsored ADR	515,160	16,732,397
Harmony Biosciences Holdings, Inc. (a)(b)	73,077	3,208,811
Intra-Cellular Therapies, Inc. (a)	91,200	4,583,712
Jazz Pharmaceuticals PLC (a)	53,700	8,335,314
Johnson & Johnson	131,950	21,288,813
Merck & Co., Inc.	317,936	27,139,017
Merck KGaA	140,800	24,186,619
NGM Biopharmaceuticals, Inc. (a)	108,600	1,532,346
Novartis AG sponsored ADR	411,596	33,141,710
Pharvaris BV (a)	60,939	553,936
Pliant Therapeutics, Inc. (a)(b)	488,000	9,408,640
Roche Holding AG (participation certificate)	131,086	42,241,369
Royalty Pharma PLC	944,700	39,497,907
Sanofi SA sponsored ADR	1,759,322	72,184,982
UCB SA	282,900	19,929,455
Zoetis, Inc. Class A	121,800	19,065,354
Zogenix, Inc. rights (a)(e)	800	544
		608,164,334
TOTAL COMMON STOCKS (Cost $614,743,413)		796,070,459

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Biotechnology - 0.4%
Biotechnology - 0.4%
Castle Creek Biosciences, Inc.:
Series D1 (e)(f)	6,308	1,285,192
Series D2 (e)(f)	85	17,318
ValenzaBio, Inc. Series A (a)(e)(f)	224,708	1,332,518
		2,635,028
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc. Series C (a)(e)(f)	158,879	891,311
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(e)(f)	200	44,304
Software - 0.0%
Systems Software - 0.0%
Evozyne LLC Series A (a)(e)(f)	5,900	91,981
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,286,055)		3,662,624

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. 1.26% (e)(f)(h) (Cost $193,747)	193,747	193,747

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (i)	4,238,327	4,239,174
Fidelity Securities Lending Cash Central Fund 2.34% (i)(j)	23,347,209	23,349,544
TOTAL MONEY MARKET FUNDS (Cost $27,588,718)		27,588,718

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $647,811,933)	827,515,548
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(21,067,983)
NET ASSETS - 100.0%	806,447,565

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,336,562 or 0.2% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,856,371 or 0.5% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Castle Creek Biosciences, Inc. Series D1	4/19/22	1,356,409
Castle Creek Biosciences, Inc. Series D2	6/28/21	14,700
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	82,370
Evozyne LLC Series A	4/09/21	132,573
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005
Paragon Biosciences Emalex Capital, Inc. 1.26%	5/18/22	193,747
ValenzaBio, Inc. Series A	3/25/21	1,999,998
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	10,726,575	193,886,427	200,373,828	50,126	-	-	4,239,174	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	7,039,136	249,322,951	233,012,543	23,027	-	-	23,349,544	0.1%
Total	17,765,711	443,209,378	433,386,371	73,153	-	-	27,588,718

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Oxurion NV	-	4,984,659	-	-	-	(4,283,479)	701,180
Total	-	4,984,659	-	-	-	(4,283,479)	701,180

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	796,070,459	722,837,805	73,232,110	544

Convertible Preferred Stocks	3,662,624	-	-	3,662,624

Convertible Bonds	193,747	-	-	193,747

Money Market Funds	27,588,718	27,588,718	-	-
Total Investments in Securities:	827,515,548	750,426,523	73,232,110	3,856,915
Pharmaceuticals Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,170,174) - See accompanying schedule:	$799,225,650
Unaffiliated issuers (cost $615,238,556)
Fidelity Central Funds (cost $27,588,718)	27,588,718
Other affiliated issuers (cost $4,984,659)	701,180

Total Investment in Securities (cost $647,811,933)		$827,515,548
Foreign currency held at value (cost $289)		291
Receivable for fund shares sold		162,492
Dividends receivable		1,633,404
Reclaims receivable		2,092,992
Interest receivable		705
Distributions receivable from Fidelity Central Funds		15,585
Prepaid expenses		4,036
Other receivables		154,116
Total assets		831,579,169
Liabilities
Payable for fund shares redeemed	1,092,702
Accrued management fee	375,946
Other affiliated payables	146,674
Other payables and accrued expenses	167,446
Collateral on securities loaned	23,348,836
Total Liabilities		25,131,604
Net Assets		$806,447,565
Net Assets consist of:
Paid in capital		$595,295,688
Total accumulated earnings (loss)		211,151,877
Net Assets		$806,447,565
Net Asset Value , offering price and redemption price per share ($806,447,565 ÷ 36,569,363 shares)		$22.05

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$10,870,012
Foreign Tax Reclaims		1,218,788
Interest		1,003
Income from Fidelity Central Funds (including $23,027 from security lending)		73,153
Income before foreign taxes withheld		12,162,956
Less foreign taxes withheld		(1,894,498)
Total Income		10,268,458
Expenses
Management fee	$2,287,380
Transfer agent fees	750,756
Accounting fees	140,662
Custodian fees and expenses	13,734
Independent trustees' fees and expenses	1,406
Registration fees	37,978
Audit	18,117
Legal	2,262
Interest	400
Miscellaneous	2,578
Total expenses before reductions	3,255,273
Expense reductions	(13,861)
Total expenses after reductions		3,241,412
Net Investment income (loss)		7,027,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,700,579
Foreign currency transactions	5,990
Total net realized gain (loss)		27,706,569
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(35,754,428)
Affiliated issuers	(4,283,479)
Assets and liabilities in foreign currencies	(105,170)
Total change in net unrealized appreciation (depreciation)		(40,143,077)
Net gain (loss)		(12,436,508)
Net increase (decrease) in net assets resulting from operations		$(5,409,462)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,027,046	$9,312,735
Net realized gain (loss)	27,706,569	66,607,987
Change in net unrealized appreciation (depreciation)	(40,143,077)	(29,793,616)
Net increase (decrease) in net assets resulting from operations	(5,409,462)	46,127,106
Distributions to shareholders	(10,339,389)	(87,692,898)
Share transactions
Proceeds from sales of shares	110,455,465	223,427,519
Reinvestment of distributions	9,823,096	83,261,883
Cost of shares redeemed	(232,830,061)	(163,755,378)
Net increase (decrease) in net assets resulting from share transactions	(112,551,500)	142,934,024
Total increase (decrease) in net assets	(128,300,351)	101,368,232

Net Assets
Beginning of period	934,747,916	833,379,684
End of period	$806,447,565	$934,747,916

Other Information
Shares
Sold	4,740,589	9,855,327
Issued in reinvestment of distributions	395,933	3,596,826
Redeemed	(10,053,473)	(6,801,557)
Net increase (decrease)	(4,916,951)	6,650,596

Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.53	$23.92	$21.71	$21.07	$18.82	$18.11
Income from Investment Operations
Net investment income (loss) B,C	.19	.27	.27	.29	.29	.27
Net realized and unrealized gain (loss)	(.41)	.97	4.04	2.29	2.34	.74
Total from investment operations	(.22)	1.24	4.31	2.58	2.63	1.01
Distributions from net investment income	(.06)	(.28)	(.31)	(.31)	(.28)	(.25)
Distributions from net realized gain	(.20)	(2.35)	(1.79)	(1.64)	(.10)	(.05)
Total distributions	(.26)	(2.63)	(2.10)	(1.94) D	(.38)	(.30)
Net asset value, end of period	$22.05	$22.53	$23.92	$21.71	$21.07	$18.82
Total Return E,F	(1.12)%	5.15%	20.46%	12.06%	14.15%	5.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I	.75%	.77%	.78%	.80%	.81%
Expenses net of fee waivers, if any	.75% I	.75%	.77%	.78%	.79%	.81%
Expenses net of all reductions	.75% I	.75%	.76%	.77%	.79%	.80%
Net investment income (loss)	1.62% I	1.10%	1.13%	1.36%	1.48%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$806,448	$934,748	$833,380	$764,285	$747,604	$744,563
Portfolio turnover rate J	42% I	29%	32%	52%	55%	89%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust).   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Biotechnology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$ 171,159,448	Market approach	Discount rate	29.0% - 48.3% / 34.0%	Decrease
			Transaction price	$2.42 - $105.86 / $50.90	Increase
		Recovery value	Recovery value	$0.00 - $3.35 / $3.13	Increase
			Discount for lack of marketablitly	5.0%	Decrease
		Discounted cash flow	Discount rate	8.0% - 13.0% / 12.3%	Decrease
			Probability rate	0.6% - 90.0% / 26.4%	Increase
			Growth rate	3.5%	Increase
			Discount for lack of marketablitly	10.0%	Decrease

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Health Care Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$ 106,407,211	Market approach	Discount rate	31.1% - 49.5% / 33.5%	Decrease
			Transaction price	$4.57 - $20.56 / $11.47	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	3.6 - 6.8 / 5.9	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Probability rate	0.6% - 37.3% / 16.3%	Increase
		Black scholes	Term	1.5	Increase
			Volatility	55.0%	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Medical Technology and Devices Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$ 211,601,492	Market approach	Discount rate	10.3% - 49.5% / 26.3%	Decrease
			Transaction price	$1.02 - $20.56 / $11.14	Increase
		Recovery value	Recovery value	$2.87	Increase
			Transaction price	$12.76	Increase
			Probability rate	15.0% - 70.0% / 42.5%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	3.6 - 6.8 / 5.7	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	25.0%	Decrease
			Exit multiple	2.0	Increase
		Black scholes	Term	1.5	Increase
			Volatility	55.0%	Increase
Preferred Securities	$ 19,551,861	Market approach	Transaction price	$100.00	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Biotechnology Portfolio	$1,047,684
Health Care Portfolio	689,724
Health Care Services Portfolio	77,584
Medical Technology and Devices Portfolio	227,384
Pharmaceuticals Portfolio	141,259
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended February 28, 2022.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Biotechnology Portfolio	$5,011,141,067	$1,642,440,509	$(892,392,059)	$ 750,048,450
Health Care Portfolio	6,048,498,494	3,117,473,378	(708,256,947)	2,409,216,431
Health Care Services Portfolio	966,056,787	742,236,199	(71,935,995)	670,300,204
Medical Technology and Devices Portfolio	5,021,771,678	2,649,935,561	(454,192,502)	2,195,743,059
Pharmaceuticals Portfolio	649,773,778	241,045,499	(63,303,729)	177,741,770
Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to February 28, 2022, and ordinary losses recognized during the period January 1, 2022 to February 28, 2022. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Biotechnology Portfolio	$ (98,907,002)	$ (11,118,831)
Health Care Portfolio	-	(4,977,672)
Medical Technology and Devices Portfolio	(87,545,004)	(8,394,767)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.
As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Biotechnology Portfolio	84,762,124	1.62
Health Care Portfolio	9,735,164.12
Health Care Services Portfolio	1,432,474.09
The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	1,252,665,977	1,313,437,936
Health Care Portfolio	1,426,332,655	1,744,088,858
Health Care Services Portfolio	380,039,659	112,701,814
Medical Technology and Devices Portfolio	1,065,879,812	1,567,716,549
Pharmaceuticals Portfolio	179,757,703	286,934,715
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.23%	.53%
Health Care Portfolio	.30%	.23%	.53%
Health Care Services Portfolio	.30%	.23%	.53%
Medical Technology and Devices Portfolio	.30%	.23%	.53%
Pharmaceuticals Portfolio	.30%	.23%	.53%
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.16%
Health Care Portfolio	.14%
Health Care Services Portfolio	.15%
Medical Technology and Devices Portfolio	.15%
Pharmaceuticals Portfolio	.17%
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Biotechnology Portfolio	.02
Health Care Portfolio	.01
Health Care Services Portfolio	.03
Medical Technology and Devices Portfolio	.01
Pharmaceuticals Portfolio	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 85,075
Health Care Portfolio	36,907
Health Care Services Portfolio	5,536
Medical Technology and Devices Portfolio	26,883
Pharmaceuticals Portfolio	4,438
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Health Care Portfolio	Borrower	$ 6,882,364.46%		$ 958
Medical Technology and Devices Portfolio	Borrower	$ 9,169,800.64%		$ 814
Pharmaceuticals Portfolio	Borrower	$ 25,482,000.57%		$ 400
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Biotechnology Portfolio	38,833,406	60,204,210	(14,662,883)
Health Care Portfolio	90,415,639	182,300,791	26,623,108
Health Care Services Portfolio	39,842,765	10,707,722	(197,048)
Medical Technology and Devices Portfolio	64,764,230	36,279,772	(5,286,051)
Pharmaceuticals Portfolio	25,537,279	24,228,189	5,001,382
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Biotechnology Portfolio	$ 4,524
Health Care Portfolio	7,638
Health Care Services Portfolio	1,103
Medical Technology and Devices Portfolio	7,316
Pharmaceuticals Portfolio	764
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Biotechnology Portfolio	$ 478,578	$ 31,811	$5,485,701
Health Care Portfolio	$ 128,144	$ 49,017	$-
Health Care Services Portfolio	$ 18,936	$ 4,499	$ 1,653,228
Medical Technology and Devices Portfolio	$ 101,289	$ 8,978	$ -
Pharmaceuticals Portfolio	$ 2,325	$ 1,926	$479,108
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Biotechnology Portfolio	$ 395
Health Care Services Portfolio	67
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Biotechnology Portfolio	$ 82,230
Health Care Portfolio	138,308
Health Care Services Portfolio	20,723
Medical Technology and Devices Portfolio	130,112
Pharmaceuticals Portfolio	13,861
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Biotechnology Portfolio	.72%
Actual		$ 1,000	$ 1,003.20	$ 3.64
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67

Health Care Portfolio	.68%
Actual		$ 1,000	$ 960.40	$ 3.36
Hypothetical- B		$ 1,000	$ 1,021.78	$ 3.47

Health Care Services Portfolio	.71%
Actual		$ 1,000	$ 1,050.60	$ 3.67
Hypothetical- B		$ 1,000	$ 1,021.63	$ 3.62

Medical Technology and Devices Portfolio	.69%
Actual		$ 1,000	$ 850.50	$ 3.22
Hypothetical- B		$ 1,000	$ 1,021.73	$ 3.52

Pharmaceuticals Portfolio	.75%
Actual		$ 1,000	$ 988.80	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians,  subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Medical Technology and Devices Portfolio

Pharmaceuticals Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Biotechnology Portfolio

Health Care Portfolio
Health Care Services Portfolio

Medical Technology and Devices Portfolio

Pharmaceuticals Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.813645.117
SELHC-SANN-1022
Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio
Brokerage and Investment Management Portfolio
Financial Services Portfolio
FinTech Portfolio
Insurance Portfolio

Semi-Annual Report
August 31, 2022

Contents

Banking Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Financial Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
FinTech Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Insurance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Banking Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Wells Fargo & Co.	7.4
M&T Bank Corp.	6.6
Bank of America Corp.	6.0
U.S. Bancorp	5.8
Citigroup, Inc.	4.9
Truist Financial Corp.	4.6
Huntington Bancshares, Inc.	3.9
First Citizens Bancshares, Inc.	3.1
East West Bancorp, Inc.	3.0
First Interstate Bancsystem, Inc.	2.9
48.2

Industries (% of Fund's net assets)

Banks	85.6
Thrifts & Mortgage Finance	8.6
Capital Markets	3.0
Consumer Finance	1.8
IT Services	0.5

Percentages shown as 0.0% reflect amounts less than 0.05%.

Banking Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
Banks - 85.6%
Diversified Banks - 25.4%
Bank of America Corp.	863,376	29,018,067
Citigroup, Inc.	480,000	23,428,800
JPMorgan Chase & Co.	49,971	5,683,202
Piraeus Financial Holdings SA (a)	330,200	347,763
U.S. Bancorp	615,300	28,063,833
Wells Fargo & Co.	821,992	35,929,271
		122,470,936
Regional Banks - 60.2%
1st Source Corp.	119,281	5,628,870
American National Bankshares, Inc.	153,286	5,047,708
Associated Banc-Corp.	563,900	11,300,556
Bank OZK	151,200	6,128,136
BankUnited, Inc.	111,769	4,141,041
BOK Financial Corp. (b)	123,400	10,966,558
Cadence Bank	384,539	9,798,054
Camden National Corp.	9,532	431,132
Comerica, Inc.	146,500	11,763,950
Community Trust Bancorp, Inc. (b)	147,076	6,213,961
ConnectOne Bancorp, Inc.	125,200	3,133,756
East West Bancorp, Inc.	198,300	14,311,311
Eastern Bankshares, Inc.	143,400	2,781,960
First Citizens Bancshares, Inc. (b)	18,400	14,940,064
First Interstate Bancsystem, Inc.	351,834	14,164,837
Heartland Financial U.S.A., Inc.	223,700	9,992,679
Huntington Bancshares, Inc.	1,403,400	18,805,560
Independent Bank Group, Inc.	71,900	4,843,184
M&T Bank Corp.	175,160	31,840,585
Old National Bancorp, Indiana	238,754	3,984,804
PacWest Bancorp	321,036	8,452,878
PNC Financial Services Group, Inc.	43,000	6,794,000
Popular, Inc.	157,900	12,193,038
Preferred Bank, Los Angeles	107,095	7,265,325
Sierra Bancorp	156,400	3,240,608
Signature Bank	39,890	6,955,220
Trico Bancshares	96,087	4,534,346
Truist Financial Corp.	468,200	21,930,488
UMB Financial Corp.	60,866	5,445,681
Univest Corp. of Pennsylvania	243,300	6,033,840
Wintrust Financial Corp.	109,900	9,268,966
Zions Bancorp NA	136,450	7,508,844
		289,841,940
TOTAL BANKS		412,312,876
Capital Markets - 3.0%
Asset Management & Custody Banks - 3.0%
Bank of New York Mellon Corp.	93,000	3,862,290
Phoenix Vega Mezz PLC (a)	330,200	21,569
State Street Corp.	155,900	10,655,765
		14,539,624
Consumer Finance - 1.8%
Consumer Finance - 1.8%
Capital One Financial Corp.	55,400	5,862,428
OneMain Holdings, Inc.	81,600	2,850,288
		8,712,716
Thrifts & Mortgage Finance - 8.6%
Thrifts & Mortgage Finance - 8.6%
Essent Group Ltd.	308,229	12,326,078
MGIC Investment Corp.	380,249	5,433,758
NMI Holdings, Inc. (a)	526,402	10,807,033
Radian Group, Inc.	289,836	6,118,438
Southern Missouri Bancorp, Inc.	26,700	1,407,891
Walker & Dunlop, Inc.	52,100	5,233,966
		41,327,164
TOTAL COMMON STOCKS (Cost $405,655,059)		476,892,380

Convertible Bonds - 0.5%
	Principal Amount (c)	Value ($)
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Affirm Holdings, Inc. 0% 11/15/26 (d) (Cost $2,422,103)	4,117,000	2,600,947

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	1,745,142	1,745,491
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	16,425,607	16,427,250
TOTAL MONEY MARKET FUNDS (Cost $18,172,741)		18,172,741

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $426,249,903)	497,666,068
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(16,082,681)
NET ASSETS - 100.0%	481,583,387

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,600,947 or 0.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	70,784	48,495,455	46,820,748	3,284	-	-	1,745,491	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	39,878,125	221,414,616	244,865,491	9,897	-	-	16,427,250	0.0%
Total	39,948,909	269,910,071	291,686,239	13,181	-	-	18,172,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	476,892,380	476,892,380	-	-

Convertible Bonds	2,600,947	-	2,600,947	-

Money Market Funds	18,172,741	18,172,741	-	-
Total Investments in Securities:	497,666,068	495,065,121	2,600,947	-
Banking Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,043,753) - See accompanying schedule:	$479,493,327
Unaffiliated issuers (cost $408,077,162)
Fidelity Central Funds (cost $18,172,741)	18,172,741

Total Investment in Securities (cost $426,249,903)		$497,666,068
Receivable for investments sold		6,024,219
Receivable for fund shares sold		44,535
Dividends receivable		1,039,481
Distributions receivable from Fidelity Central Funds		2,279
Prepaid expenses		3,462
Other receivables		2,649
Total assets		504,782,693
Liabilities
Payable for investments purchased	$5,690,185
Payable for fund shares redeemed	757,390
Accrued management fee	223,419
Other affiliated payables	81,301
Other payables and accrued expenses	19,761
Collateral on securities loaned	16,427,250
Total Liabilities		23,199,306
Net Assets		$481,583,387
Net Assets consist of:
Paid in capital		$396,488,697
Total accumulated earnings (loss)		85,094,690
Net Assets		$481,583,387
Net Asset Value , offering price and redemption price per share ($481,583,387 ÷ 18,528,589 shares)		$25.99

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$7,896,066
Interest		54,202
Income from Fidelity Central Funds (including $9,897 from security lending)		13,181
Total Income		7,963,449
Expenses
Management fee	$1,415,463
Transfer agent fees	433,542
Accounting fees	97,796
Custodian fees and expenses	5,067
Independent trustees' fees and expenses	910
Registration fees	35,241
Audit	17,629
Legal	161
Miscellaneous	2,052
Total expenses before reductions	2,007,861
Expense reductions	(9,217)
Total expenses after reductions		1,998,644
Net Investment income (loss)		5,964,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,350,563
Total net realized gain (loss)		9,350,563
Change in net unrealized appreciation (depreciation) on investment securities		(119,316,578)
Net gain (loss)		(109,966,015)
Net increase (decrease) in net assets resulting from operations		$(104,001,210)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,964,805	$12,596,370
Net realized gain (loss)	9,350,563	29,218,859
Change in net unrealized appreciation (depreciation)	(119,316,578)	75,273,957
Net increase (decrease) in net assets resulting from operations	(104,001,210)	117,089,186
Distributions to shareholders	(12,053,747)	(20,298,948)
Share transactions
Proceeds from sales of shares	62,184,327	519,785,682
Reinvestment of distributions	11,319,007	19,052,468
Cost of shares redeemed	(192,698,639)	(456,654,461)
Net increase (decrease) in net assets resulting from share transactions	(119,195,305)	82,183,689
Total increase (decrease) in net assets	(235,250,262)	178,973,927

Net Assets
Beginning of period	716,833,649	537,859,722
End of period	$481,583,387	$716,833,649

Other Information
Shares
Sold	2,239,568	17,252,319
Issued in reinvestment of distributions	413,403	659,756
Redeemed	(6,978,484)	(15,503,674)
Net increase (decrease)	(4,325,513)	2,408,401

Banking Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.37	$26.31	$23.37	$26.42	$36.82	$33.63
Income from Investment Operations
Net investment income (loss) B,C	.30	.58	.54	.58	.49	.42
Net realized and unrealized gain (loss)	(5.10)	5.48	4.32	(1.96)	(3.62)	3.68
Total from investment operations	(4.80)	6.06	4.86	(1.38)	(3.13)	4.10
Distributions from net investment income	(.09)	(.54)	(.55)	(.53)	(.54)	(.33)
Distributions from net realized gain	(.49)	(.46)	(1.37)	(1.14)	(6.73)	(.58)
Total distributions	(.58)	(1.00)	(1.92)	(1.67)	(7.27)	(.91)
Redemption fees added to paid in capital B	-	-	-	-	-	- D
Net asset value, end of period	$25.99	$31.37	$26.31	$23.37	$26.42	$36.82
Total Return E,F	(15.40)%	23.37%	25.90%	(6.05)%	(6.57)%	12.31%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I	.73%	.79%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.74% I	.73%	.79%	.77%	.77%	.77%
Expenses net of all reductions	.74% I	.73%	.79%	.77%	.76%	.77%
Net investment income (loss)	2.21% I	1.93%	2.84%	2.21%	1.54%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$481,583	$716,834	$537,860	$361,696	$514,650	$830,245
Portfolio turnover rate J	12% I	34%	32%	31%	44%	35%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Brokerage and Investment Management Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

S&P Global, Inc.	6.0
BlackRock, Inc. Class A	5.8
LPL Financial	5.7
Morgan Stanley	5.7
Ameriprise Financial, Inc.	5.4
Charles Schwab Corp.	5.3
Intercontinental Exchange, Inc.	5.1
Bank of New York Mellon Corp.	4.0
NASDAQ, Inc.	3.9
KKR & Co. LP	3.9
50.8

Industries (% of Fund's net assets)

Capital Markets	96.2
Diversified Financial Services	2.4
Banks	0.6
IT Services	0.3

Percentages shown as 0.0% reflect amounts less than 0.05%.

Brokerage and Investment Management Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Banks - 0.6%
Diversified Banks - 0.6%
Wells Fargo & Co.	125,200	5,472,492
Capital Markets - 96.2%
Asset Management & Custody Banks - 39.8%
Affiliated Managers Group, Inc.	44,700	5,692,992
Ameriprise Financial, Inc.	181,200	48,563,412
Ares Management Corp. (a)	427,600	31,702,264
Artisan Partners Asset Management, Inc. (a)	67,500	2,278,800
Bank of New York Mellon Corp.	881,300	36,600,389
BlackRock, Inc. Class A	79,100	52,711,449
Blackstone, Inc.	252,000	23,672,880
Blucora, Inc. (b)	22,800	457,824
Blue Owl Capital, Inc. Class A (a)	950,400	10,549,440
Bridge Investment Group Holdings, Inc.	113,400	1,849,554
Carlyle Group LP	404,500	13,158,385
Cohen & Steers, Inc.	12,228	872,835
Focus Financial Partners, Inc. Class A (b)	10,900	426,735
Franklin Resources, Inc. (a)	366,100	9,544,227
Invesco Ltd.	424,200	6,986,574
Janus Henderson Group PLC (a)	164,100	3,839,940
KKR & Co. LP	689,200	34,845,952
Northern Trust Corp.	126,000	11,981,340
P10, Inc.	173,600	2,166,528
Patria Investments Ltd.	474,072	6,850,340
Petershill Partners PLC (c)	313,800	822,041
State Street Corp.	360,800	24,660,680
T. Rowe Price Group, Inc.	186,500	22,380,000
Virtus Investment Partners, Inc.	39,000	7,458,750
		360,073,331
Financial Exchanges & Data - 28.9%
Cboe Global Markets, Inc.	108,938	12,851,416
CME Group, Inc.	167,500	32,764,675
Coinbase Global, Inc. (a)(b)	93,500	6,245,800
FactSet Research Systems, Inc.	2,400	1,040,016
Intercontinental Exchange, Inc.	458,500	46,239,725
MarketAxess Holdings, Inc.	29,200	7,258,828
Moody's Corp.	93,700	26,659,524
MSCI, Inc.	65,600	29,470,144
NASDAQ, Inc. (a)	593,700	35,342,961
Open Lending Corp. (a)(b)	252,500	2,451,775
S&P Global, Inc.	153,700	54,130,065
Tradeweb Markets, Inc. Class A	100,400	6,986,836
		261,441,765
Investment Banking & Brokerage - 27.5%
BGC Partners, Inc. Class A	468,000	1,881,360
Charles Schwab Corp.	671,861	47,668,538
Goldman Sachs Group, Inc.	98,700	32,834,529
Interactive Brokers Group, Inc.	124,800	7,686,432
LPL Financial	232,000	51,348,560
Moelis & Co. Class A (a)	117,700	4,903,382
Morgan Stanley	601,416	51,252,672
Piper Jaffray Companies (a)	3,800	435,366
PJT Partners, Inc.	172,312	11,927,437
Raymond James Financial, Inc.	260,500	27,188,385
Robinhood Markets, Inc. (a)(b)	380,900	3,637,595
Virtu Financial, Inc. Class A	327,400	7,517,104
		248,281,360
TOTAL CAPITAL MARKETS		869,796,456
Diversified Financial Services - 2.4%
Other Diversified Financial Services - 2.4%
Apollo Global Management, Inc. (a)	399,500	22,204,210
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (b)	28,300	2,644,352
TOTAL COMMON STOCKS (Cost $785,204,535)		900,117,510

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	4,125,431	4,126,256
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	44,178,024	44,182,442
TOTAL MONEY MARKET FUNDS (Cost $48,308,698)		48,308,698

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $833,513,233)	948,426,208
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(43,974,837)
NET ASSETS - 100.0%	904,451,371

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $822,041 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	8,617,943	45,591,112	50,082,799	16,402	-	-	4,126,256	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	47,542,900	331,685,535	335,045,993	67,558	-	-	44,182,442	0.1%
Total	56,160,843	377,276,647	385,128,792	83,960	-	-	48,308,698

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	900,117,510	900,117,510	-	-

Money Market Funds	48,308,698	48,308,698	-	-
Total Investments in Securities:	948,426,208	948,426,208	-	-
Brokerage and Investment Management Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,039,269) - See accompanying schedule:	$900,117,510
Unaffiliated issuers (cost $785,204,535)
Fidelity Central Funds (cost $48,308,698)	48,308,698

Total Investment in Securities (cost $833,513,233)		$948,426,208
Receivable for investments sold		445,160
Receivable for fund shares sold		218,465
Dividends receivable		752,202
Distributions receivable from Fidelity Central Funds		29,704
Prepaid expenses		3,266
Other receivables		52,199
Total assets		949,927,204
Liabilities
Payable for fund shares redeemed	649,756
Accrued management fee	418,043
Other affiliated payables	154,672
Other payables and accrued expenses	70,920
Collateral on securities loaned	44,182,442
Total Liabilities		45,475,833
Net Assets		$904,451,371
Net Assets consist of:
Paid in capital		$818,859,818
Total accumulated earnings (loss)		85,591,553
Net Assets		$904,451,371
Net Asset Value , offering price and redemption price per share ($904,451,371 ÷ 8,483,353 shares)		$106.61

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$10,297,309
Income from Fidelity Central Funds (including $67,558 from security lending)		83,960
Total Income		10,381,269
Expenses
Management fee	$2,576,678
Transfer agent fees	843,215
Accounting fees	155,209
Custodian fees and expenses	7,476
Independent trustees' fees and expenses	1,635
Registration fees	49,586
Audit	17,704
Legal	296
Interest	1,404
Miscellaneous	2,201
Total expenses before reductions	3,655,404
Expense reductions	(16,448)
Total expenses after reductions		3,638,956
Net Investment income (loss)		6,742,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(35,550,693)
Foreign currency transactions	575
Total net realized gain (loss)		(35,550,118)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(106,222,205)
Assets and liabilities in foreign currencies	(2,807)
Total change in net unrealized appreciation (depreciation)		(106,225,012)
Net gain (loss)		(141,775,130)
Net increase (decrease) in net assets resulting from operations		$(135,032,817)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,742,313	$8,497,410
Net realized gain (loss)	(35,550,118)	5,615,492
Change in net unrealized appreciation (depreciation)	(106,225,012)	42,391,470
Net increase (decrease) in net assets resulting from operations	(135,032,817)	56,504,372
Distributions to shareholders	(5,342,806)	(11,958,952)
Share transactions
Proceeds from sales of shares	97,855,743	1,076,173,907
Reinvestment of distributions	4,921,795	11,131,114
Cost of shares redeemed	(267,672,352)	(351,448,797)
Net increase (decrease) in net assets resulting from share transactions	(164,894,814)	735,856,224
Total increase (decrease) in net assets	(305,270,437)	780,401,644

Net Assets
Beginning of period	1,209,721,808	429,320,164
End of period	$904,451,371	$1,209,721,808

Other Information
Shares
Sold	868,879	8,446,490
Issued in reinvestment of distributions	41,381	92,249
Redeemed	(2,424,028)	(2,792,832)
Net increase (decrease)	(1,513,768)	5,745,907

Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$121.01	$100.99	$74.99	$71.71	$84.47	$71.13
Income from Investment Operations
Net investment income (loss) B,C	.75	1.31	.93	1.01	.77	1.15
Net realized and unrealized gain (loss)	(14.59)	20.54	28.01	5.70	(7.60)	17.88
Total from investment operations	(13.84)	21.85	28.94	6.71	(6.83)	19.03
Distributions from net investment income	(.16)	(.83)	(1.06)	(.98)	(.96)	(.82)
Distributions from net realized gain	(.41)	(1.01)	(1.88)	(2.45)	(4.96)	(4.87)
Total distributions	(.56) D	(1.83) D	(2.94)	(3.43)	(5.93) D	(5.69)
Redemption fees added to paid in capital B	-	-	-	-	-	- E
Net asset value, end of period	$106.61	$121.01	$100.99	$74.99	$71.71	$84.47
Total Return F,G	(11.48)%	21.70%	39.69%	9.28%	(8.04)%	27.51%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.75% J	.74%	.76%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.74% J	.74%	.76%	.77%	.77%	.79%
Expenses net of all reductions	.74% J	.74%	.76%	.77%	.77%	.78%
Net investment income (loss)	1.37% J	1.06%	1.14%	1.33%	1.01%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$904,451	$1,209,722	$429,320	$309,088	$327,128	$461,981
Portfolio turnover rate K	6% J	3%	11%	9%	30%	75%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Financial Services Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Wells Fargo & Co.	7.4
Bank of America Corp.	5.2
M&T Bank Corp.	4.1
Morgan Stanley	3.8
Citigroup, Inc.	3.3
Arthur J. Gallagher & Co.	3.0
State Street Corp.	2.8
Marsh & McLennan Companies, Inc.	2.8
Reinsurance Group of America, Inc.	2.8
U.S. Bancorp	2.7
37.9

Industries (% of Fund's net assets)

Banks	39.9
Insurance	25.5
Capital Markets	17.9
Thrifts & Mortgage Finance	4.8
Consumer Finance	4.4
IT Services	3.5
Diversified Financial Services	2.1
Professional Services	1.5
Software	0.6

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Percentages shown as 0.0% reflect amounts less than 0.05%.

Financial Services Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Banks - 39.9%
Diversified Banks - 21.2%
Bank of America Corp.	923,800	31,048,918
Citigroup, Inc.	398,500	19,450,785
JPMorgan Chase & Co.	130,100	14,796,273
Piraeus Financial Holdings SA (a)	380,900	401,159
U.S. Bancorp	358,000	16,328,380
Wells Fargo & Co.	1,009,090	44,107,324
		126,132,839
Regional Banks - 18.7%
Associated Banc-Corp.	227,100	4,551,084
Bank OZK (b)	102,600	4,158,378
BankUnited, Inc.	83,700	3,101,085
BOK Financial Corp.	41,000	3,643,670
Cadence Bank	173,330	4,416,448
Comerica, Inc.	58,700	4,713,610
East West Bancorp, Inc.	92,000	6,639,640
First Citizens Bancshares, Inc. (b)	10,000	8,119,600
First Interstate Bancsystem, Inc.	141,721	5,705,687
Heartland Financial U.S.A., Inc.	89,300	3,989,031
Huntington Bancshares, Inc.	666,300	8,928,420
M&T Bank Corp.	133,737	24,310,712
PacWest Bancorp	136,200	3,586,146
Popular, Inc.	67,500	5,212,350
Signature Bank	26,300	4,585,668
Truist Financial Corp.	243,800	11,419,592
Wintrust Financial Corp.	53,400	4,503,756
		111,584,877
TOTAL BANKS		237,717,716
Capital Markets - 17.9%
Asset Management & Custody Banks - 8.6%
Affiliated Managers Group, Inc.	28,300	3,604,288
AllianceBernstein Holding LP	273	11,761
Bank of New York Mellon Corp.	232,400	9,651,572
Brookfield Asset Management, Inc. Class A	108,715	5,230,279
Carlyle Group LP	186,100	6,053,833
Northern Trust Corp.	43,400	4,126,906
Patria Investments Ltd. (b)	391,600	5,658,620
Phoenix Vega Mezz PLC (a)	380,900	24,881
State Street Corp.	246,800	16,868,780
		51,230,920
Financial Exchanges & Data - 1.6%
Bolsa Mexicana de Valores S.A.B. de CV	1,884,700	3,404,275
Cboe Global Markets, Inc.	55,100	6,500,147
		9,904,422
Investment Banking & Brokerage - 7.7%
Lazard Ltd. Class A	241,792	8,789,139
Morgan Stanley	262,400	22,361,728
Raymond James Financial, Inc.	97,500	10,176,075
Virtu Financial, Inc. Class A	193,800	4,449,648
		45,776,590
TOTAL CAPITAL MARKETS		106,911,932
Consumer Finance - 4.4%
Consumer Finance - 4.4%
Capital One Financial Corp.	139,800	14,793,636
FirstCash Holdings, Inc.	85,611	6,674,234
OneMain Holdings, Inc.	133,300	4,656,169
		26,124,039
Diversified Financial Services - 2.1%
Multi-Sector Holdings - 0.8%
Cannae Holdings, Inc. (a)	220,690	4,769,111
Other Diversified Financial Services - 1.3%
Apollo Global Management, Inc. (b)	139,100	7,731,178
TOTAL DIVERSIFIED FINANCIAL SERVICES		12,500,289
Insurance - 25.5%
Insurance Brokers - 5.8%
Arthur J. Gallagher & Co.	97,700	17,739,389
Marsh & McLennan Companies, Inc.	104,500	16,863,165
		34,602,554
Life & Health Insurance - 2.7%
Globe Life, Inc.	100,500	9,767,595
Primerica, Inc.	50,300	6,375,525
		16,143,120
Multi-Line Insurance - 2.6%
Assurant, Inc.	43,900	6,957,711
Hartford Financial Services Group, Inc.	134,200	8,630,402
		15,588,113
Property & Casualty Insurance - 11.6%
American Financial Group, Inc.	40,900	5,222,112
Beazley PLC	741,200	5,019,933
Chubb Ltd.	84,100	15,899,105
Fidelity National Financial, Inc.	190,100	7,432,910
First American Financial Corp.	169,100	9,046,850
Hiscox Ltd.	573,700	5,983,543
Old Republic International Corp.	176,300	3,850,392
Selective Insurance Group, Inc.	47,000	3,732,740
The Travelers Companies, Inc.	81,400	13,157,496
		69,345,081
Reinsurance - 2.8%
Reinsurance Group of America, Inc.	133,100	16,685,416
TOTAL INSURANCE		152,364,284
IT Services - 3.0%
Data Processing & Outsourced Services - 3.0%
Global Payments, Inc.	68,500	8,509,755
MasterCard, Inc. Class A	28,200	9,147,234
		17,656,989
Professional Services - 1.5%
Research & Consulting Services - 1.5%
Dun & Bradstreet Holdings, Inc. (a)(b)	306,000	4,360,500
Equifax, Inc.	24,000	4,530,000
		8,890,500
Software - 0.6%
Application Software - 0.6%
Black Knight, Inc. (a)	56,500	3,738,040
Thrifts & Mortgage Finance - 4.8%
Thrifts & Mortgage Finance - 4.8%
Essent Group Ltd.	315,138	12,602,369
MGIC Investment Corp.	204,409	2,921,005
NMI Holdings, Inc. (a)	475,443	9,760,845
Walker & Dunlop, Inc.	31,400	3,154,444
		28,438,663
TOTAL COMMON STOCKS (Cost $518,018,416)		594,342,452

Convertible Bonds - 0.5%
	Principal Amount (c)	Value ($)
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Affirm Holdings, Inc. 0% 11/15/26 (d) (Cost $3,124,880)	5,175,000	3,269,347

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	1,841,844	1,842,212
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	20,717,928	20,720,000
TOTAL MONEY MARKET FUNDS (Cost $22,562,212)		22,562,212

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $543,705,508)	620,174,011
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(23,739,838)
NET ASSETS - 100.0%	596,434,173

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,269,347 or 0.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	3,554,184	56,125,788	57,837,760	4,778	-	-	1,842,212	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	19,553,600	124,515,904	123,349,504	8,769	-	-	20,720,000	0.1%
Total	23,107,784	180,641,692	181,187,264	13,547	-	-	22,562,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	594,342,452	594,342,452	-	-

Convertible Bonds	3,269,347	-	3,269,347	-

Money Market Funds	22,562,212	22,562,212	-	-
Total Investments in Securities:	620,174,011	616,904,664	3,269,347	-
Financial Services Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,303,894) - See accompanying schedule:	$597,611,799
Unaffiliated issuers (cost $521,143,296)
Fidelity Central Funds (cost $22,562,212)	22,562,212

Total Investment in Securities (cost $543,705,508)		$620,174,011
Receivable for investments sold		5,586,462
Receivable for fund shares sold		653,050
Dividends receivable		1,247,099
Distributions receivable from Fidelity Central Funds		2,665
Prepaid expenses		5,150
Other receivables		4,696
Total assets		627,673,133
Liabilities
Payable for investments purchased	8,698,403
Payable for fund shares redeemed	1,421,234
Accrued management fee	273,389
Other affiliated payables	104,283
Other payables and accrued expenses	21,651
Collateral on securities loaned	20,720,000
Total Liabilities		31,238,960
Net Assets		$596,434,173
Net Assets consist of:
Paid in capital		$491,632,316
Total accumulated earnings (loss)		104,801,857
Net Assets		$596,434,173
Net Asset Value , offering price and redemption price per share ($596,434,173 ÷ 53,614,322 shares)		$11.12

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$9,098,236
Interest		76,632
Income from Fidelity Central Funds (including $8,769 from security lending)		13,547
Total Income		9,188,415
Expenses
Management fee	$1,729,058
Transfer agent fees	565,049
Accounting fees	113,496
Custodian fees and expenses	6,822
Independent trustees' fees and expenses	1,098
Registration fees	37,933
Audit	17,929
Legal	194
Interest	239
Miscellaneous	2,834
Total expenses before reductions	2,474,652
Expense reductions	(11,053)
Total expenses after reductions		2,463,599
Net Investment income (loss)		6,724,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23,928,169
Foreign currency transactions	(2,324)
Total net realized gain (loss)		23,925,845
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(121,633,101)
Assets and liabilities in foreign currencies	(3,302)
Total change in net unrealized appreciation (depreciation)		(121,636,403)
Net gain (loss)		(97,710,558)
Net increase (decrease) in net assets resulting from operations		$(90,985,742)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,724,816	$15,691,678
Net realized gain (loss)	23,925,845	64,214,173
Change in net unrealized appreciation (depreciation)	(121,636,403)	59,571,315
Net increase (decrease) in net assets resulting from operations	(90,985,742)	139,477,166
Distributions to shareholders	(36,261,794)	(29,541,664)
Share transactions
Proceeds from sales of shares	67,251,122	634,993,625
Reinvestment of distributions	33,493,073	27,204,727
Cost of shares redeemed	(196,972,218)	(558,271,824)
Net increase (decrease) in net assets resulting from share transactions	(96,228,023)	103,926,528
Total increase (decrease) in net assets	(223,475,559)	213,862,030

Net Assets
Beginning of period	819,909,732	606,047,702
End of period	$596,434,173	$819,909,732

Other Information
Shares
Sold	5,615,051	48,475,233
Issued in reinvestment of distributions	2,802,767	2,146,844
Redeemed	(16,756,282)	(42,497,145)
Net increase (decrease)	(8,338,464)	8,124,932

Financial Services Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$13.23	$11.26	$9.49	$9.65	$11.67	$10.31
Income from Investment Operations
Net investment income (loss) C,D	.12	.25	.20	.19	.14	.09
Net realized and unrealized gain (loss)	(1.61)	2.26	2.17	.26	(1.04)	1.76
Total from investment operations	(1.49)	2.51	2.37	.45	(.90)	1.85
Distributions from net investment income	(.04)	(.26)	(.21)	(.16)	(.14)	(.07)
Distributions from net realized gain	(.59)	(.28)	(.39)	(.45)	(.98)	(.42)
Total distributions	(.62) E	(.54)	(.60)	(.61)	(1.12)	(.49)
Net asset value, end of period	$11.12	$13.23	$11.26	$9.49	$9.65	$11.67
Total Return F,G	(11.56)%	22.47%	27.89%	3.81%	(6.91)%	18.33%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.75% J	.73%	.77%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.75% J	.72%	.77%	.77%	.76%	.77%
Expenses net of all reductions	.75% J	.72%	.77%	.76%	.75%	.76%
Net investment income (loss)	2.04% J	1.89%	2.36%	1.81%	1.28%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$596,434	$819,910	$606,048	$483,337	$558,429	$1,308,254
Portfolio turnover rate K	29% J	53%	63%	61% L	49% L	54%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that soccurred on August 10, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

FinTech Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

MasterCard, Inc. Class A	13.6
Intuit, Inc.	12.3
Visa, Inc. Class A	12.3
PayPal Holdings, Inc.	5.6
American Express Co.	5.3
Fiserv, Inc.	4.9
Global Payments, Inc.	4.9
Fidelity National Information Services, Inc.	4.7
Discover Financial Services	4.7
Adyen BV	4.5
72.8

Industries (% of Fund's net assets)

IT Services	64.1
Software	19.5
Consumer Finance	15.4
Banks	0.7

Percentages shown as 0.0% reflect amounts less than 0.05%.

FinTech Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Banks - 0.7%
Diversified Banks - 0.5%
Wells Fargo & Co.	14,966	654,164
Regional Banks - 0.2%
Signature Bank	1,147	199,991
TOTAL BANKS		854,155
Consumer Finance - 15.4%
Consumer Finance - 15.4%
American Express Co.	43,329	6,586,008
Capital One Financial Corp.	52,092	5,512,375
Discover Financial Services	58,156	5,844,096
OneMain Holdings, Inc.	33,192	1,159,397
		19,101,876
IT Services - 64.1%
Data Processing & Outsourced Services - 64.1%
Adyen BV (a)(b)	3,632	5,604,703
Affirm Holdings, Inc. (a)(c)	13,359	313,001
Block, Inc. Class A (a)	62,018	4,273,660
Dlocal Ltd. (a)	34,631	861,273
Edenred SA	50,520	2,563,889
EVO Payments, Inc. Class A (a)	10,863	361,955
Fidelity National Information Services, Inc.	64,407	5,884,868
Fiserv, Inc. (a)	60,639	6,136,060
FleetCor Technologies, Inc. (a)	20,222	4,297,782
Flywire Corp. (a)	66,967	1,664,800
Global Payments, Inc.	49,337	6,129,136
MasterCard, Inc. Class A	52,193	16,929,844
Nuvei Corp. (a)(b)	10,943	334,868
PagSeguro Digital Ltd. (a)	60,492	940,046
PayPal Holdings, Inc. (a)	73,987	6,913,345
Repay Holdings Corp. (a)	49,025	455,442
Shift4 Payments, Inc. (a)(c)	14,100	638,589
Visa, Inc. Class A	76,573	15,215,821
		79,519,082
Software - 19.5%
Application Software - 19.5%
Bill.Com Holdings, Inc. (a)	15,702	2,541,840
Black Knight, Inc. (a)	48,550	3,212,068
EngageSmart, Inc.	63,051	1,259,128
Guidewire Software, Inc. (a)	11,559	828,896
Intuit, Inc.	35,401	15,285,444
Lightspeed Commerce, Inc. (Canada) (a)	10,719	205,100
Workiva, Inc. (a)	12,153	825,067
		24,157,543
TOTAL COMMON STOCKS (Cost $146,635,882)		123,632,656

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	481,095	481,191
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	979,766	979,864
TOTAL MONEY MARKET FUNDS (Cost $1,461,055)		1,461,055

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $148,096,937)	125,093,711
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,081,636)
NET ASSETS - 100.0%	124,012,075

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,939,571 or 4.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	870,270	13,040,599	13,429,678	2,306	-	-	481,191	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	8,602,318	24,971,028	32,593,482	5,399	-	-	979,864	0.0%
Total	9,472,588	38,011,627	46,023,160	7,705	-	-	1,461,055

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	123,632,656	118,027,953	5,604,703	-

Money Market Funds	1,461,055	1,461,055	-	-
Total Investments in Securities:	125,093,711	119,489,008	5,604,703	-
FinTech Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $944,226) - See accompanying schedule:	$123,632,656
Unaffiliated issuers (cost $146,635,882)
Fidelity Central Funds (cost $1,461,055)	1,461,055

Total Investment in Securities (cost $148,096,937)		$125,093,711
Receivable for fund shares sold		15,779
Dividends receivable		68,098
Distributions receivable from Fidelity Central Funds		1,100
Prepaid expenses		517
Other receivables		415
Total assets		125,179,620
Liabilities
Payable for fund shares redeemed	80,176
Accrued management fee	58,137
Other affiliated payables	30,593
Other payables and accrued expenses	19,617
Collateral on securities loaned	979,022
Total Liabilities		1,167,545
Net Assets		$124,012,075
Net Assets consist of:
Paid in capital		$160,190,352
Total accumulated earnings (loss)		(36,178,277)
Net Assets		$124,012,075
Net Asset Value , offering price and redemption price per share ($124,012,075 ÷ 9,042,665 shares)		$13.71

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$570,271
Income from Fidelity Central Funds (including $5,399 from security lending)		7,705
Total Income		577,976
Expenses
Management fee	$358,662
Transfer agent fees	168,313
Accounting fees	25,387
Custodian fees and expenses	1,157
Independent trustees' fees and expenses	227
Registration fees	26,318
Audit	17,704
Legal	327
Miscellaneous	(1,651)
Total expenses before reductions	596,444
Expense reductions	(2,349)
Total expenses after reductions		594,095
Net Investment income (loss)		(16,119)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,944,355)
Foreign currency transactions	4,849
Total net realized gain (loss)		(5,939,506)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(17,095,128)
Assets and liabilities in foreign currencies	(380)
Total change in net unrealized appreciation (depreciation)		(17,095,508)
Net gain (loss)		(23,035,014)
Net increase (decrease) in net assets resulting from operations		$(23,051,133)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(16,119)	$1,580,188
Net realized gain (loss)	(5,939,506)	42,675,935
Change in net unrealized appreciation (depreciation)	(17,095,508)	(51,830,285)
Net increase (decrease) in net assets resulting from operations	(23,051,133)	(7,574,162)
Distributions to shareholders	-	(37,026,602)
Share transactions
Proceeds from sales of shares	9,979,350	281,706,628
Reinvestment of distributions	-	33,727,405
Cost of shares redeemed	(24,767,421)	(253,862,105)
Net increase (decrease) in net assets resulting from share transactions	(14,788,071)	61,571,928
Total increase (decrease) in net assets	(37,839,204)	16,971,164

Net Assets
Beginning of period	161,851,279	144,880,115
End of period	$124,012,075	$161,851,279

Other Information
Shares
Sold	674,587	12,489,588
Issued in reinvestment of distributions	43	1,901,219
Redeemed	(1,706,757)	(11,797,499)
Net increase (decrease)	(1,032,127)	2,593,308

FinTech Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.06	$19.37	$16.23	$15.80	$16.29	$14.02
Income from Investment Operations
Net investment income (loss) B,C	- D	.14 E	.34 F	.39	.24	.20
Net realized and unrealized gain (loss)	(2.35)	.04 G,H	3.14	.35	.43	2.33 I
Total from investment operations	(2.35)	.18	3.48	.74	.67	2.53
Distributions from net investment income	-	(.25)	(.34)	(.31)	(.20)	(.26)
Distributions from net realized gain	-	(3.24)	-	(.01)	(.95)	-
Total distributions	-	(3.49)	(.34)	(.31) J	(1.16) J	(.26)
Redemption fees added to paid in capital B	-	-	-	-	-	- D
Net asset value, end of period	$13.71	$16.06	$19.37	$16.23	$15.80	$16.29
Total Return K,L	(14.63)%	(.75)% H	21.94%	4.54%	4.83%	18.07% I
Ratios to Average Net Assets C,M,N
Expenses before reductions	.87% O	.81%	.89%	.86%	.87%	.90%
Expenses net of fee waivers, if any	.87% O	.81%	.89%	.86%	.87%	.89%
Expenses net of all reductions	.87% O	.81%	.89%	.85%	.86%	.89%
Net investment income (loss)	(.02)% O	.63% E	2.35% F	2.29%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$124,012	$161,851	$144,880	$148,247	$102,334	$104,105
Portfolio turnover rate P	12% O	164%	25%	20%	32%	81%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.89%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.78)%.

I Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.28 per share. Excluding these litigation proceeds, the total return would have been 16.18%.

J Total distributions per share do not sum due to rounding.

K Total returns for periods of less than one year are not annualized.

L Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

M Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

N Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

O Annualized

P Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Insurance Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Marsh & McLennan Companies, Inc.	10.9
The Travelers Companies, Inc.	8.7
Chubb Ltd.	7.5
American International Group, Inc.	7.0
Arthur J. Gallagher & Co.	6.0
Progressive Corp.	5.7
MetLife, Inc.	4.9
Aon PLC	4.4
Hartford Financial Services Group, Inc.	4.2
Allstate Corp.	3.9
63.2

Industries (% of Fund's net assets)

Insurance	91.2
Diversified Financial Services	5.2
Capital Markets	2.4
Consumer Finance	0.2

Percentages shown as 0.0% reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Insurance Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
Capital Markets - 2.4%
Asset Management & Custody Banks - 2.3%
Ares Management Corp.	73,914	5,479,984
BlackRock, Inc. Class A	1,400	932,946
		6,412,930
Financial Exchanges & Data - 0.1%
Moody's Corp.	1,300	369,876
TOTAL CAPITAL MARKETS		6,782,806
Consumer Finance - 0.2%
Consumer Finance - 0.2%
OneMain Holdings, Inc.	20,900	730,037
Diversified Financial Services - 5.2%
Multi-Sector Holdings - 2.6%
Berkshire Hathaway, Inc. Class B (a)	26,600	7,469,280
Other Diversified Financial Services - 2.6%
Apollo Global Management, Inc.	130,537	7,255,246
Jackson Financial, Inc.	895	27,978
		7,283,224
TOTAL DIVERSIFIED FINANCIAL SERVICES		14,752,504
Insurance - 91.2%
Insurance Brokers - 26.5%
Aon PLC	45,000	12,566,700
Arthur J. Gallagher & Co.	93,700	17,013,109
Brown & Brown, Inc.	135,800	8,560,832
Marsh & McLennan Companies, Inc.	192,700	31,095,999
Willis Towers Watson PLC	30,928	6,396,838
		75,633,478
Life & Health Insurance - 14.3%
AFLAC, Inc.	51,000	3,030,420
CNO Financial Group, Inc.	169,200	3,114,972
Globe Life, Inc.	41,100	3,994,509
MetLife, Inc.	216,275	13,912,971
Primerica, Inc.	22,200	2,813,850
Principal Financial Group, Inc.	89,400	6,683,544
Prudential Financial, Inc.	70,589	6,758,897
Prudential PLC	33,900	355,786
		40,664,949
Multi-Line Insurance - 13.3%
American International Group, Inc.	387,050	20,029,838
Assurant, Inc.	25,800	4,089,042
China Pacific Insurance (Group) Co. Ltd. (H Shares)	177,400	375,790
Hartford Financial Services Group, Inc.	187,600	12,064,556
Zurich Insurance Group Ltd.	3,156	1,400,947
		37,960,173
Property & Casualty Insurance - 34.0%
Allstate Corp.	93,100	11,218,550
American Financial Group, Inc.	200	25,536
Arch Capital Group Ltd. (a)	148,400	6,784,848
Assured Guaranty Ltd.	38,200	1,950,874
Chubb Ltd.	113,305	21,420,310
Cincinnati Financial Corp.	16,900	1,638,624
Fidelity National Financial, Inc.	57,900	2,263,890
First American Financial Corp.	54,800	2,931,800
Loews Corp.	83,500	4,618,385
Markel Corp. (a)	2,520	3,009,157
Mercury General Corp.	200	6,380
Progressive Corp.	131,700	16,153,005
The Travelers Companies, Inc.	153,700	24,844,068
		96,865,427
Reinsurance - 3.1%
Everest Re Group Ltd.	3,400	914,770
Maiden Holdings Ltd. (a)(b)	400	912
Reinsurance Group of America, Inc.	62,200	7,797,392
		8,713,074
TOTAL INSURANCE		259,837,101
TOTAL COMMON STOCKS (Cost $174,890,233)		282,102,448

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	2,609,289	2,609,811
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	750	750
TOTAL MONEY MARKET FUNDS (Cost $2,610,561)		2,610,561

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $177,500,794)	284,713,009
NET OTHER ASSETS (LIABILITIES) - 0.1%	241,431
NET ASSETS - 100.0%	284,954,440

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,824,492	74,775,177	73,989,858	11,373	-	-	2,609,811	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	550	11,922,730	11,922,530	455	-	-	750	0.0%
Total	1,825,042	86,697,907	85,912,388	11,828	-	-	2,610,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	282,102,448	279,969,925	2,132,523	-

Money Market Funds	2,610,561	2,610,561	-	-
Total Investments in Securities:	284,713,009	282,580,486	2,132,523	-
Insurance Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $684) - See accompanying schedule:	$282,102,448
Unaffiliated issuers (cost $174,890,233)
Fidelity Central Funds (cost $2,610,561)	2,610,561

Total Investment in Securities (cost $177,500,794)		$284,713,009
Receivable for fund shares sold		449,080
Dividends receivable		447,430
Distributions receivable from Fidelity Central Funds		4,818
Prepaid expenses		1,666
Other receivables		1,158
Total assets		285,617,161
Liabilities
Payable for investments purchased	16,290
Payable for fund shares redeemed	441,396
Accrued management fee	127,986
Transfer agent fee payable	47,899
Other affiliated payables	8,591
Other payables and accrued expenses	19,809
Collateral on securities loaned	750
Total Liabilities		662,721
Net Assets		$284,954,440
Net Assets consist of:
Paid in capital		$179,400,786
Total accumulated earnings (loss)		105,553,654
Net Assets		$284,954,440
Net Asset Value , offering price and redemption price per share ($284,954,440 ÷ 4,250,899 shares)		$67.03

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$2,739,132
Income from Fidelity Central Funds (including $455 from security lending)		11,828
Total Income		2,750,960
Expenses
Management fee	$770,148
Transfer agent fees	289,266
Accounting fees	54,340
Custodian fees and expenses	3,861
Independent trustees' fees and expenses	458
Registration fees	49,719
Audit	17,704
Legal	75
Interest	1,125
Miscellaneous	651
Total expenses before reductions	1,187,347
Expense reductions	(4,446)
Total expenses after reductions		1,182,901
Net Investment income (loss)		1,568,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,805,110)
Foreign currency transactions	(1,278)
Total net realized gain (loss)		(2,806,388)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(15,799,911)
Assets and liabilities in foreign currencies	(4,710)
Total change in net unrealized appreciation (depreciation)		(15,804,621)
Net gain (loss)		(18,611,009)
Net increase (decrease) in net assets resulting from operations		$(17,042,950)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,568,059	$2,475,589
Net realized gain (loss)	(2,806,388)	6,591,336
Change in net unrealized appreciation (depreciation)	(15,804,621)	35,822,023
Net increase (decrease) in net assets resulting from operations	(17,042,950)	44,888,948
Distributions to shareholders	-	(17,750,181)
Share transactions
Proceeds from sales of shares	142,330,586	71,913,727
Reinvestment of distributions	-	16,623,368
Cost of shares redeemed	(86,263,699)	(54,446,500)
Net increase (decrease) in net assets resulting from share transactions	56,066,887	34,090,595
Total increase (decrease) in net assets	39,023,937	61,229,362

Net Assets
Beginning of period	245,930,503	184,701,141
End of period	$284,954,440	$245,930,503

Other Information
Shares
Sold	2,013,299	1,054,727
Issued in reinvestment of distributions	17	256,213
Redeemed	(1,282,674)	(810,083)
Net increase (decrease)	730,642	500,857

Insurance Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$69.86	$61.17	$58.44	$59.27	$78.49	$80.60
Income from Investment Operations
Net investment income (loss) B,C	.37	.78	.88	.87	.98	1.08
Net realized and unrealized gain (loss)	(3.20)	13.73	6.99	2.77	(2.40)	6.76
Total from investment operations	(2.83)	14.51	7.87	3.64	(1.42)	7.84
Distributions from net investment income	-	(.89)	(.94)	(.91)	(1.16)	(.96)
Distributions from net realized gain	-	(4.93)	(4.20)	(3.56)	(16.63)	(8.99)
Total distributions	-	(5.82)	(5.14)	(4.47)	(17.80) D	(9.95)
Redemption fees added to paid in capital B	-	-	-	-	-	- E
Net asset value, end of period	$67.03	$69.86	$61.17	$58.44	$59.27	$78.49
Total Return F,G	(4.05)%	24.68%	15.54%	5.95%	(.29)%	9.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.81% J	.78%	.83%	.81%	.82%	.79%
Expenses net of fee waivers, if any	.81% J	.78%	.83%	.81%	.81%	.79%
Expenses net of all reductions	.81% J	.78%	.83%	.80%	.81%	.79%
Net investment income (loss)	1.08% J	1.16%	1.68%	1.37%	1.48%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$284,954	$245,931	$184,701	$219,539	$223,081	$341,743
Portfolio turnover rate K	24% J	15%	18%	28%	9%	21%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, FinTech Portfolio and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust).   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Brokerage and Investment Management Portfolio	$49,216

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships, equity-debt classifications,   deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Banking Portfolio	$ 426,883,505	$ 96,392,067	$(25,609,504)	$ 70,782,563
Brokerage and Investment Management Portfolio	834,412,943	222,374,669	(108,361,404)	114,013,265
Financial Services Portfolio	544,661,382	110,359,686	(34,847,057)	75,512,629
FinTech Portfolio	148,717,415	21,070,682	(44,694,386)	(23,623,704)
Insurance Portfolio	179,616,766	114,174,697	(9,078,454)	105,096,243

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to February 2022, and ordinary losses recognized during the period January 1, 2022 to February 28, 2022. Loss deferrals were as follows:

	Capital losses	Ordinary losses
FinTech Portfolio	$(5,474,286)	$(985,815)
Insurance Portfolio	(83,589)	-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	32,853,431	154,095,592
Brokerage and Investment Management Portfolio	30,973,906	192,502,188
Financial Services Portfolio	95,015,406	214,757,641
FinTech Portfolio	8,218,094	20,965,527
Insurance Portfolio	91,247,673	33,700,540
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.23%	.53%
Brokerage and Investment Management Portfolio	.30%	.23%	.53%
Financial Services Portfolio	.30%	.23%	.53%
FinTech Portfolio	.30%	.23%	.53%
Insurance Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.16%
Brokerage and Investment Management Portfolio	.17%
Financial Services Portfolio	.17%
FinTech Portfolio	.25%
Insurance Portfolio	.20%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Banking Portfolio	.04
Brokerage and Investment Management Portfolio	.03
Financial Services Portfolio	.03
FinTech Portfolio	.04
Insurance Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 2,177
Brokerage and Investment Management Portfolio	1,345
Financial Services Portfolio	2,917
FinTech Portfolio	78
Insurance Portfolio	306

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Brokerage and Investment Management Portfolio	Borrower	$ 2,655,650.55%		$ 817
Financial Services Portfolio	Borrower	$6,833,250.32%		$ 239
Insurance Portfolio	Borrower	$ 10,400,000	1.81%	$ 525

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Banking Portfolio	1,267,896	4,668,597	(733,983)
Brokerage and Investment Management Portfolio	356,760	7,714,058	(188,068)
Financial Services Portfolio	4,538,940	12,044,664	2,705,189
FinTech Portfolio	324,688	25,378	11,484
Insurance Portfolio	1,224,423	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Banking Portfolio	$ 535
Brokerage and Investment Management Portfolio	953
Financial Services Portfolio	632
FinTech Portfolio	135
Insurance Portfolio	235
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Banking Portfolio	$ 977	$ 4	$-
Brokerage and Investment Management Portfolio	$ 6,956	$ 1,586	$-
Financial Services Portfolio	$ 862	$ -	$ -
FinTech Portfolio	$ 542	$ -	$ -
Insurance Portfolio	$ 48	$ -	$-

8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Brokerage and Investment Management Portfolio	$ 656,179	1.15%	$ 587
Insurance Portfolio	$ 10,389,000	2.08%	$ 600
9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$ 9,217
Brokerage and Investment Management Portfolio	16,448
Financial Services Portfolio	11,053
FinTech Portfolio	2,349
Insurance Portfolio	4,446
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Banking Portfolio	.74%
Actual		$ 1,000	$ 846.00	$ 3.44
Hypothetical- B		$ 1,000	$ 1,021.48	$ 3.77

Brokerage and Investment Management Portfolio	.74%
Actual		$ 1,000	$ 885.20	$ 3.52
Hypothetical- B		$ 1,000	$ 1,021.48	$ 3.77

Financial Services Portfolio	.75%
Actual		$ 1,000	$ 884.40	$ 3.56
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82

FinTech Portfolio	.87%
Actual		$ 1,000	$ 853.70	$ 4.06
Hypothetical- B		$ 1,000	$ 1,020.82	$ 4.43

Insurance Portfolio	.81%
Actual		$ 1,000	$ 959.50	$ 4.00
Hypothetical- B		$ 1,000	$ 1,021.12	$ 4.13

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Banking Portfolio
Brokerage and Investment Management Portfolio
Fintech Portfolio (formerly, Consumer Finance Portfolio)
Financial Services Portfolio
Insurance Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that Fintech Portfolio had a portfolio manager change in February 2022 and Financial Services Portfolio had a portfolio manager change in May 2019 and October 2019. The Board will continue to monitor closely each fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

  Banking Portfolio

Brokerage and Investment Management Portfolio

The Board considered the fund's underperformance for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

FinTech Portfolio

Financial Services Portfolio

Insurance Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Banking Portfolio

Brokerage and Investment Management Portfolio

FinTech Portfolio

Financial Services Portfolio

Insurance Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.813666.117
SELFIN-SANN-1022
Fidelity® Select Portfolios®
Energy Sector

Energy Portfolio

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	20.9
Chevron Corp.	6.8
ConocoPhillips Co.	5.0
Cenovus Energy, Inc. (Canada)	4.5
Hess Corp.	4.4
Valero Energy Corp.	3.8
Occidental Petroleum Corp.	3.7
Devon Energy Corp.	3.7
Cheniere Energy, Inc.	3.5
Canadian Natural Resources Ltd.	3.5
59.8

Industries (% of Fund's net assets)

Oil, Gas & Consumable Fuels	88.7
Energy Equipment & Services	9.9
Independent Power and Renewable Electricity Producers	0.7

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
Energy Equipment & Services - 9.9%
Oil & Gas Drilling - 0.5%
Nabors Industries Ltd. (a)	16,199	2,146,529
Nabors Industries Ltd. warrants 6/11/26 (a)	36,999	1,267,216
Odfjell Drilling Ltd. (a)	1,596,418	4,345,317
Odfjell Technology Ltd. (a)	266,069	661,568
Shelf Drilling Ltd. (a)(b)	1,404,689	2,216,327
Valaris Ltd. (a)	80,800	4,119,184
		14,756,141
Oil & Gas Equipment & Services - 9.4%
Baker Hughes Co. Class A	331,278	8,368,082
Cactus, Inc.	72,286	2,887,826
Halliburton Co.	2,085,200	62,827,076
Nextier Oilfield Solutions, Inc. (a)	3,496,600	32,763,142
NOV, Inc.	772,000	13,641,240
Oceaneering International, Inc. (a)	974,530	8,624,591
ProPetro Holding Corp. (a)	1,369,901	12,548,293
Schlumberger Ltd.	2,156,569	82,273,107
Technip Energies NV	225,834	2,831,225
TechnipFMC PLC (a)	4,084,772	33,413,435
		260,178,017
TOTAL ENERGY EQUIPMENT & SERVICES		274,934,158
Independent Power and Renewable Electricity Producers - 0.7%
Independent Power Producers & Energy Traders - 0.7%
The AES Corp.	46,700	1,188,515
Vistra Corp.	735,100	18,193,725
		19,382,240
Oil, Gas & Consumable Fuels - 88.7%
Coal & Consumable Fuels - 0.8%
Arch Resources, Inc. (c)	63,500	9,244,330
Enviva, Inc.	27,500	1,911,800
Peabody Energy Corp. (a)(c)	393,700	9,708,642
		20,864,772
Integrated Oil & Gas - 38.4%
Cenovus Energy, Inc.:
warrants (a)	97,500	1,371,825
(Canada)	6,566,106	123,187,918
Chevron Corp.	1,181,903	186,811,588
Exxon Mobil Corp.	6,059,146	579,193,765
Imperial Oil Ltd.	518,700	25,458,105
Occidental Petroleum Corp.	1,446,515	102,702,565
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	4,870,982
Suncor Energy, Inc.	1,151,600	37,257,002
		1,060,853,750
Oil & Gas Exploration & Production - 35.7%
Antero Resources Corp. (a)	1,418,000	56,833,440
APA Corp.	1,023,800	40,040,818
Callon Petroleum Co. (a)	138,300	5,886,048
Canadian Natural Resources Ltd.	25,780	1,413,002
Canadian Natural Resources Ltd. (c)	1,780,100	97,588,000
Chesapeake Energy Corp. (c)	156,500	15,726,685
Chord Energy Corp.	85,552	12,109,886
Civitas Resources, Inc.	231,754	15,571,551
ConocoPhillips Co.	1,266,666	138,636,594
Coterra Energy, Inc.	1,203,198	37,190,850
Devon Energy Corp.	1,430,600	101,028,972
Diamondback Energy, Inc.	176,700	23,550,576
EOG Resources, Inc.	421,864	51,172,103
Hess Corp.	1,014,300	122,507,154
Magnolia Oil & Gas Corp. Class A	500,700	11,951,709
National Energy Services Reunited Corp. (a)	1,659,518	11,649,816
Northern Oil & Gas, Inc.	173,860	5,500,930
Ovintiv, Inc.	747,700	39,732,778
PDC Energy, Inc.	1,034,107	70,226,206
Pioneer Natural Resources Co.	365,966	92,669,911
Range Resources Corp.	631,100	20,737,946
SM Energy Co.	286,200	12,612,834
Viper Energy Partners LP	126,159	3,850,373
		988,188,182
Oil & Gas Refining & Marketing - 8.5%
Marathon Petroleum Corp.	815,192	82,130,594
Phillips 66 Co.	526,373	47,089,329
Valero Energy Corp.	896,000	104,939,520
		234,159,443
Oil & Gas Storage & Transport - 5.3%
Cheniere Energy, Inc.	610,312	97,759,776
Energy Transfer LP	3,070,900	35,960,239
Golar LNG Ltd. (a)	341,133	9,302,697
Targa Resources Corp.	73,400	5,008,082
		148,030,794
TOTAL OIL, GAS & CONSUMABLE FUELS		2,452,096,941
TOTAL COMMON STOCKS (Cost $1,682,899,047)		2,746,413,339

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	4,941,634	4,942,622
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	132,630,195	132,643,458
TOTAL MONEY MARKET FUNDS (Cost $137,586,080)		137,586,080

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $1,820,485,127)	2,883,999,419
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(118,242,576)
NET ASSETS - 100.0%	2,765,756,843

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,216,327 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	7,528,525	232,058,455	234,644,358	24,262	-	-	4,942,622	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	23,406,482	667,518,628	558,281,652	82,114	-	-	132,643,458	0.4%
Total	30,935,007	899,577,083	792,926,010	106,376	-	-	137,586,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,746,413,339	2,746,413,339	-	-

Money Market Funds	137,586,080	137,586,080	-	-
Total Investments in Securities:	2,883,999,419	2,883,999,419	-	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $126,143,603) - See accompanying schedule:	$2,746,413,339
Unaffiliated issuers (cost $1,682,899,047)
Fidelity Central Funds (cost $137,586,080)	137,586,080

Total Investment in Securities (cost $1,820,485,127)		$2,883,999,419
Foreign currency held at value (cost $1,633,954)		1,633,954
Receivable for fund shares sold		8,478,961
Dividends receivable		10,214,454
Distributions receivable from Fidelity Central Funds		35,339
Prepaid expenses		10,900
Other receivables		408,302
Total assets		2,904,781,329
Liabilities
Payable to custodian bank	$259
Payable for fund shares redeemed	4,440,643
Accrued management fee	1,166,577
Other affiliated payables	407,500
Other payables and accrued expenses	366,657
Collateral on securities loaned	132,642,850
Total Liabilities		139,024,486
Net Assets		$2,765,756,843
Net Assets consist of:
Paid in capital		$2,950,227,402
Total accumulated earnings (loss)		(184,470,559)
Net Assets		$2,765,756,843
Net Asset Value , offering price and redemption price per share ($2,765,756,843 ÷ 52,232,967 shares)		$52.95

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$49,919,519
Income from Fidelity Central Funds (including $82,114 from security lending)		106,376
Total Income		50,025,895
Expenses
Management fee	$7,355,550
Transfer agent fees	2,262,035
Accounting fees	388,481
Custodian fees and expenses	25,046
Independent trustees' fees and expenses	4,388
Registration fees	175,064
Audit	25,358
Legal	714
Interest	40,866
Miscellaneous	1,546
Total expenses before reductions	10,279,048
Expense reductions	(45,606)
Total expenses after reductions		10,233,442
Net Investment income (loss)		39,792,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,797,591)
Foreign currency transactions	(9,818)
Total net realized gain (loss)		(10,807,409)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	323,798,640
Assets and liabilities in foreign currencies	(2,106)
Total change in net unrealized appreciation (depreciation)		323,796,534
Net gain (loss)		312,989,125
Net increase (decrease) in net assets resulting from operations		$352,781,578

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,792,453	$37,737,303
Net realized gain (loss)	(10,807,409)	(5,935,534)
Change in net unrealized appreciation (depreciation)	323,796,534	661,757,391
Net increase (decrease) in net assets resulting from operations	352,781,578	693,559,160
Distributions to shareholders	(6,252,155)	(31,460,812)
Share transactions
Proceeds from sales of shares	1,284,965,443	1,435,953,793
Net asset value of shares issued in exchange for the net assets of the Target Fund(s) (see Merger Information note)	-	388,960,944
Reinvestment of distributions	5,906,535	29,620,722
Cost of shares redeemed	(1,279,285,289)	(1,089,636,722)
Net increase (decrease) in net assets resulting from share transactions	11,586,689	764,898,737
Total increase (decrease) in net assets	358,116,112	1,426,997,085

Net Assets
Beginning of period	2,407,640,731	980,643,646
End of period	$2,765,756,843	$2,407,640,731

Other Information
Shares
Sold	25,140,727	39,603,793
Issued in exchange for the shares of the Target Fund(s) (see Merger Information note)	-	11,161,009
Issued in reinvestment of distributions	114,801	884,794
Redeemed	(26,243,094)	(31,953,761)
Net increase (decrease)	(987,566)	19,695,835

Energy Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$45.24	$29.25	$26.79	$37.50	$41.01	$44.10
Income from Investment Operations
Net investment income (loss) B,C	.72	.96	.99 D	.71	.49	.75 E
Net realized and unrealized gain (loss)	7.10	15.82	2.27	(10.76)	(3.51)	(3.06)
Total from investment operations	7.82	16.78	3.26	(10.05)	(3.02)	(2.31)
Distributions from net investment income	(.11)	(.79)	(.80)	(.64)	(.48)	(.68)
Distributions from net realized gain	-	-	-	(.02)	(.01)	(.10)
Total distributions	(.11)	(.79)	(.80)	(.66)	(.49)	(.78)
Net asset value, end of period	$52.95	$45.24	$29.25	$26.79	$37.50	$41.01
Total Return F,G	17.30%	58.37%	13.03%	(27.24)%	(7.30)%	(5.27)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.77%	.85%	.81%	.78%	.79%
Expenses net of fee waivers, if any	.73% J	.77%	.85%	.81%	.78%	.79%
Expenses net of all reductions	.73% J	.77%	.84%	.80%	.77%	.78%
Net investment income (loss)	2.85% J	2.79%	4.50% D	2.00%	1.12%	1.82% E
Supplemental Data
Net assets, end of period (000 omitted)	$2,765,757	$2,407,641	$980,644	$676,312	$1,152,173	$1,778,436
Portfolio turnover rate K	51% J	56% L	31%	79% M	59% M	59%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.82%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.48 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L The portfolio turnover rate does not include the assets acquired in the merger.

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Energy Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022, is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Energy Portfolio	$329,706
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,083,746,137
Gross unrealized depreciation	(39,978,645)
Net unrealized appreciation (depreciation)	$1,043,767,492
Tax cost	$1,840,231,927
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(433,155,172)
Long-term	(824,729,052)
Total capital loss carryforward	$(1,257,884,224)
Due to a merger in the prior period, approximately $392,837,894 of the Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $2,077,904 of those capital losses per year to offset gains. These realized losses were acquired from Select Natural Gas Portfolio when it merged into the Fund on November 19, 2021.
Due to a merger in the prior period, approximately $323,278,709 of the Fund's realized losses and a portion of the Fund's unrealized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $3,367,549 of those capital losses per year to offset gains. These realized and unrealized losses were acquired from Select Energy Service Portfolio when it merged into the Fund on November 19, 2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	747,070,947	699,067,612
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Energy Portfolio	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 20,724
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 11,905,244	1.53%	$ 39,476
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Energy Portfolio	32,992,309	104,465,757	(1,608,400)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Energy Portfolio	$ 2,264
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Energy Portfolio	$ 8,444	$ -	$-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	$ 6,501,250	1.92%	$ 1,390
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $45,606.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
12. Prior Fiscal Year Merger Information.
On November 19, 2021, the Fund acquired all of the assets and assumed all of the liabilities of each Target Fund listed in the below table pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board").   The securities held by each Target Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of each Target Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.   The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Energy Service Portfolio	239,225,585	(29,042,821)	240,539,236	6,902,147	.5578794835
Natural Gas Portfolio	148,458,051	3,907,464	148,421,708	4,258,862	.4453142037

Surviving Fund	Net Assets $	Total net assets after the acquisition $
Energy Portfolio	1,269,646,810	1,658,607,754
Pro forma results of operations of the combined entity for the entire period ended February 28, 2022, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$41,213,855
Total net realized gain (loss)	31,547,962
Total change in net unrealized appreciation (depreciation)	637,928,213
Net increase (decrease) in net assets resulting from operations	$710,690,030
Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's Statement of Operations since November 19, 2021.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Energy Portfolio	.73%
Actual		$ 1,000	$ 1,173.00	$ 4.00
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Energy Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians,  subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in January 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Energy Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2021 (which periods are reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Energy Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

1.813654.117
SELNR-SANN-1022
Fidelity® Select Portfolios®
Consumer Staples Sector

Consumer Staples Portfolio

Semi-Annual Report
August 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

The Coca-Cola Co.	15.3
Procter & Gamble Co.	14.1
Walmart, Inc.	8.0
Mondelez International, Inc.	5.6
Philip Morris International, Inc.	4.3
Monster Beverage Corp.	4.3
Altria Group, Inc.	3.8
Boston Beer Co., Inc. Class A	3.5
Constellation Brands, Inc. Class A (sub. vtg.)	3.4
Keurig Dr. Pepper, Inc.	3.2
65.5

Industries (% of Fund's net assets)

Beverages	33.6
Household Products	21.5
Food Products	17.5
Food & Staples Retailing	12.8
Tobacco	8.3
Personal Products	4.7
Media	0.8
Household Durables	0.4
Hotels, Restaurants & Leisure	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Beverages - 33.6%
Brewers - 3.8%
Boston Beer Co., Inc. Class A (a)(b)	159,900	53,899,092
Molson Coors Beverage Co. Class B	98,300	5,079,161
		58,978,253
Distillers & Vintners - 3.8%
Constellation Brands, Inc. Class A (sub. vtg.)	215,584	53,044,443
Diageo PLC	151,993	6,603,548
		59,647,991
Soft Drinks - 26.0%
Celsius Holdings, Inc. (a)	15,000	1,552,350
Keurig Dr. Pepper, Inc.	1,303,327	49,682,825
Monster Beverage Corp. (a)	758,313	67,360,944
PepsiCo, Inc.	258,004	44,446,349
Primo Water Corp.	394,200	5,179,788
The Coca-Cola Co.	3,866,818	238,621,339
The Vita Coco Co., Inc.	8,800	131,912
		406,975,507
TOTAL BEVERAGES		525,601,751
Food & Staples Retailing - 12.8%
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	59,100	2,072,046
Food Distributors - 3.8%
Performance Food Group Co. (a)	282,000	14,094,360
Sysco Corp.	118,656	9,755,896
U.S. Foods Holding Corp. (a)	1,176,674	36,029,758
		59,880,014
Food Retail - 0.8%
Albertsons Companies, Inc.	254,100	6,990,291
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	14,400	618,827
Grocery Outlet Holding Corp. (a)	75,450	3,027,054
Sprouts Farmers Market LLC (a)	35,000	1,011,500
		11,647,672
Hypermarkets & Super Centers - 8.1%
BJ's Wholesale Club Holdings, Inc. (a)	24,900	1,854,801
Walmart, Inc.	944,600	125,206,730
		127,061,531
TOTAL FOOD & STAPLES RETAILING		200,661,263
Food Products - 17.5%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	86,000	7,558,540
Bunge Ltd.	320,893	31,822,959
Darling Ingredients, Inc. (a)	214,500	16,314,870
Ingredion, Inc.	12,900	1,123,203
		56,819,572
Packaged Foods & Meats - 13.9%
Conagra Brands, Inc.	384,841	13,230,834
Freshpet, Inc. (a)(b)	355,800	15,487,974
Laird Superfood, Inc. (a)	220,582	555,867
Lamb Weston Holdings, Inc.	498,327	39,631,946
McCormick & Co., Inc. (non-vtg.)	39,000	3,278,730
Mondelez International, Inc.	1,421,097	87,909,060
Nomad Foods Ltd. (a)	505,759	8,946,877
Pilgrim's Pride Corp. (a)	32,200	916,734
Sovos Brands, Inc.	6,398	97,697
The Hain Celestial Group, Inc. (a)	148,200	3,002,532
The Real Good Food Co. LLC:
Class B (c)	58,667	1
Class B unit (d)	58,667	418,296
The Simply Good Foods Co. (a)	104,100	3,180,255
TreeHouse Foods, Inc. (a)	546,685	25,475,521
Tyson Foods, Inc. Class A	203,666	15,352,343
		217,484,667
TOTAL FOOD PRODUCTS		274,304,239
Hotels, Restaurants & Leisure - 0.0%
Restaurants - 0.0%
Compass Group PLC	4	86
Household Durables - 0.4%
Household Appliances - 0.2%
Helen of Troy Ltd. (a)	29,500	3,647,085
Housewares & Specialties - 0.2%
Tupperware Brands Corp. (a)(b)	276,662	3,109,681
TOTAL HOUSEHOLD DURABLES		6,756,766
Household Products - 21.5%
Household Products - 21.5%
Energizer Holdings, Inc.	711,344	19,988,766
Kimberly-Clark Corp.	329,933	42,073,056
Procter & Gamble Co.	1,594,882	219,998,023
Reynolds Consumer Products, Inc. (b)	845,454	23,613,530
Spectrum Brands Holdings, Inc.	224,300	14,128,657
The Clorox Co.	111,674	16,119,025
		335,921,057
Media - 0.8%
Advertising - 0.8%
Advantage Solutions, Inc. Class A (a)(b)	3,487,067	12,692,924
Personal Products - 4.7%
Personal Products - 4.7%
BellRing Brands, Inc. (a)	80,200	1,899,938
Edgewell Personal Care Co. (b)	402,500	15,681,400
Estee Lauder Companies, Inc. Class A	98,255	24,994,107
Herbalife Nutrition Ltd. (a)	903,150	23,563,184
Olaplex Holdings, Inc. (b)	379,600	5,056,272
Shiseido Co. Ltd.	70,975	2,680,996
Unilever PLC	31	1,406
		73,877,303
Tobacco - 8.3%
Tobacco - 8.3%
Altria Group, Inc.	1,329,017	59,965,247
Philip Morris International, Inc.	706,482	67,461,966
RLX Technology, Inc. ADR (a)(b)	1,588,169	2,271,082
		129,698,295
TOTAL COMMON STOCKS (Cost $1,260,439,722)		1,559,513,684

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	2,467,280	2,467,774
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	46,392,267	46,396,906
TOTAL MONEY MARKET FUNDS (Cost $48,864,680)		48,864,680

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,309,304,402)	1,608,378,364
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(42,555,406)
NET ASSETS - 100.0%	1,565,822,958

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $418,296 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	14,588,277	144,531,057	156,651,560	30,801	-	-	2,467,774	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	13,163,424	174,174,075	140,940,593	16,696	-	-	46,396,906	0.1%
Total	27,751,701	318,705,132	297,592,153	47,497	-	-	48,864,680

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,559,513,684	1,550,227,647	9,286,036	1

Money Market Funds	48,864,680	48,864,680	-	-
Total Investments in Securities:	1,608,378,364	1,599,092,327	9,286,036	1
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,722,396) - See accompanying schedule:	$1,559,513,684
Unaffiliated issuers (cost $1,260,439,722)
Fidelity Central Funds (cost $48,864,680)	48,864,680

Total Investment in Securities (cost $1,309,304,402)		$1,608,378,364
Receivable for investments sold		3,512,127
Receivable for fund shares sold		4,011,592
Dividends receivable		1,737,155
Distributions receivable from Fidelity Central Funds		16,305
Prepaid expenses		9,982
Other receivables		278,447
Total assets		1,617,943,972
Liabilities
Payable to custodian bank	$2
Payable for investments purchased	2,840,837
Payable for fund shares redeemed	1,465,987
Distributions payable	10
Accrued management fee	712,954
Distribution and service plan fees payable	159,953
Other affiliated payables	253,227
Other payables and accrued expenses	291,366
Collateral on securities loaned	46,396,678
Total Liabilities		52,121,014
Net Assets		$1,565,822,958
Net Assets consist of:
Paid in capital		$1,277,700,505
Total accumulated earnings (loss)		288,122,453
Net Assets		$1,565,822,958

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($289,177,978 ÷ 3,215,395 shares) (a)		$89.94
Maximum offering price per share (100/94.25 of $89.94)		$95.43
Class M :
Net Asset Value and redemption price per share ($62,224,231 ÷ 700,615 shares) (a)		$88.81
Maximum offering price per share (100/96.50 of $88.81)		$92.03
Class C :
Net Asset Value and offering price per share ($81,161,640 ÷ 933,354 shares) (a)		$86.96
Consumer Staples :
Net Asset Value , offering price and redemption price per share ($888,814,165 ÷ 9,756,513 shares)		$91.10
Class I :
Net Asset Value , offering price and redemption price per share ($163,460,402 ÷ 1,799,427 shares)		$90.84
Class Z :
Net Asset Value , offering price and redemption price per share ($80,984,542 ÷ 892,611 shares)		$90.73
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$19,303,334
Income from Fidelity Central Funds (including $16,696 from security lending)		47,497
Total Income		19,350,831
Expenses
Management fee	$4,305,737
Transfer agent fees	1,333,992
Distribution and service plan fees	946,093
Accounting fees	239,569
Custodian fees and expenses	10,516
Independent trustees' fees and expenses	2,640
Registration fees	82,052
Audit	20,776
Legal	3,371
Interest	2,586
Miscellaneous	5,069
Total expenses before reductions	6,952,401
Expense reductions	(25,592)
Total expenses after reductions		6,926,809
Net Investment income (loss)		12,424,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,180,609)
Foreign currency transactions	(50,267)
Total net realized gain (loss)		(7,230,876)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(73,831,446)
Assets and liabilities in foreign currencies	(11,171)
Total change in net unrealized appreciation (depreciation)		(73,842,617)
Net gain (loss)		(81,073,493)
Net increase (decrease) in net assets resulting from operations		$(68,649,471)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,424,022	$23,869,410
Net realized gain (loss)	(7,230,876)	117,808,690
Change in net unrealized appreciation (depreciation)	(73,842,617)	106,519,256
Net increase (decrease) in net assets resulting from operations	(68,649,471)	248,197,356
Distributions to shareholders	(36,946,846)	(153,414,832)
Share transactions - net increase (decrease)	(35,151,083)	254,802,169
Total increase (decrease) in net assets	(140,747,400)	349,584,693

Net Assets
Beginning of period	1,706,570,358	1,356,985,665
End of period	$1,565,822,958	$1,706,570,358

Fidelity Advisor® Consumer Staples Fund Class A

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$95.55	$89.40	$79.57	$76.88	$87.07	$96.18
Income from Investment Operations
Net investment income (loss) B,C	.63	1.40	1.34	1.40	2.08 D	1.54
Net realized and unrealized gain (loss)	(4.21)	14.98	11.24	3.54	(2.64)	(2.80)
Total from investment operations	(3.58)	16.38	12.58	4.94	(.56)	(1.26)
Distributions from net investment income	(.50)	(1.55)	(1.42)	(1.35)	(2.11)	(1.55)
Distributions from net realized gain	(1.53)	(8.68)	(1.33)	(.90)	(7.53)	(6.30)
Total distributions	(2.03)	(10.23)	(2.75)	(2.25)	(9.63) E	(7.85)
Net asset value, end of period	$89.94	$95.55	$89.40	$79.57	$76.88	$87.07
Total Return F,G,H	(3.84)%	18.83%	16.00%	6.17%	(.32)%	(1.68)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.01% K	1.01%	1.04%	1.04%	1.05%	1.05%
Expenses net of fee waivers, if any	1.01% K	1.01%	1.04%	1.04%	1.05%	1.05%
Expenses net of all reductions	1.01% K	1.01%	1.03%	1.04%	1.04%	1.04%
Net investment income (loss)	1.36% K	1.45%	1.57%	1.67%	2.65% D	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$289,178	$293,276	$248,234	$239,067	$232,020	$317,366
Portfolio turnover rate L	48% K	61%	51%	40%	41% M	76%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.78%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Staples Fund Class M

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$94.39	$88.43	$78.74	$76.13	$86.30	$95.42
Income from Investment Operations
Net investment income (loss) B,C	.50	1.13	1.10	1.16	1.85 D	1.27
Net realized and unrealized gain (loss)	(4.16)	14.81	11.11	3.50	(2.61)	(2.78)
Total from investment operations	(3.66)	15.94	12.21	4.66	(.76)	(1.51)
Distributions from net investment income	(.39)	(1.30)	(1.19)	(1.15)	(1.88)	(1.31)
Distributions from net realized gain	(1.53)	(8.68)	(1.33)	(.90)	(7.53)	(6.30)
Total distributions	(1.92)	(9.98)	(2.52)	(2.05)	(9.41)	(7.61)
Net asset value, end of period	$88.81	$94.39	$88.43	$78.74	$76.13	$86.30
Total Return E,F,G	(3.97)%	18.51%	15.69%	5.88%	(.59)%	(1.94)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.28% J	1.28%	1.31%	1.31%	1.33%	1.32%
Expenses net of fee waivers, if any	1.27% J	1.28%	1.31%	1.31%	1.32%	1.32%
Expenses net of all reductions	1.27% J	1.28%	1.30%	1.31%	1.31%	1.31%
Net investment income (loss)	1.09% J	1.18%	1.30%	1.40%	2.37% D	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$62,224	$64,707	$56,664	$55,954	$60,069	$76,572
Portfolio turnover rate K	48% J	61%	51%	40%	41% L	76%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.68 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Staples Fund Class C

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$92.48	$86.73	$77.27	$74.79	$84.85	$93.89
Income from Investment Operations
Net investment income (loss) B,C	.27	.65	.68	.75	1.46 D	.81
Net realized and unrealized gain (loss)	(4.06)	14.51	10.87	3.44	(2.57)	(2.73)
Total from investment operations	(3.79)	15.16	11.55	4.19	(1.11)	(1.92)
Distributions from net investment income	(.20)	(.79)	(.80)	(.81)	(1.43)	(.82)
Distributions from net realized gain	(1.53)	(8.62)	(1.30)	(.90)	(7.53)	(6.30)
Total distributions	(1.73)	(9.41)	(2.09) E	(1.71)	(8.95) E	(7.12)
Net asset value, end of period	$86.96	$92.48	$86.73	$77.27	$74.79	$84.85
Total Return F,G,H	(4.20)%	17.92%	15.14%	5.39%	(1.05)%	(2.41)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.77% K	1.77%	1.79%	1.79%	1.79%	1.79%
Expenses net of fee waivers, if any	1.76% K	1.76%	1.79%	1.79%	1.79%	1.79%
Expenses net of all reductions	1.76% K	1.76%	1.78%	1.79%	1.78%	1.78%
Net investment income (loss)	.61% K	.70%	.83%	.92%	1.91% D	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$81,162	$88,645	$104,955	$117,328	$150,822	$228,874
Portfolio turnover rate L	48% K	61%	51%	40%	41% M	76%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.67 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Consumer Staples Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$96.75	$90.40	$80.42	$77.63	$87.85	$97.01
Income from Investment Operations
Net investment income (loss) B,C	.77	1.69	1.60	1.66	2.34 D	1.82
Net realized and unrealized gain (loss)	(4.27)	15.16	11.39	3.59	(2.67)	(2.82)
Total from investment operations	(3.50)	16.85	12.99	5.25	(.33)	(1.00)
Distributions from net investment income	(.62)	(1.81)	(1.68)	(1.55)	(2.36)	(1.86)
Distributions from net realized gain	(1.53)	(8.68)	(1.33)	(.90)	(7.53)	(6.30)
Total distributions	(2.15)	(10.50) E	(3.01)	(2.46) E	(9.89)	(8.16)
Net asset value, end of period	$91.10	$96.75	$90.40	$80.42	$77.63	$87.85
Total Return F,G	(3.71)%	19.16%	16.34%	6.48%	(.03)%	(1.40)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.73% J	.73%	.75%	.75%	.77%	.76%
Expenses net of fee waivers, if any	.73% J	.73%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.73% J	.73%	.74%	.75%	.75%	.76%
Net investment income (loss)	1.64% J	1.74%	1.86%	1.96%	2.94% D	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$888,814	$1,032,956	$770,644	$773,437	$814,350	$1,328,696
Portfolio turnover rate K	48% J	61%	51%	40%	41% L	76%

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.07%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Staples Fund Class I

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$96.48	$90.17	$80.23	$77.45	$87.68	$96.82
Income from Investment Operations
Net investment income (loss) B,C	.76	1.67	1.60	1.65	2.33 D	1.81
Net realized and unrealized gain (loss)	(4.25)	15.13	11.34	3.58	(2.68)	(2.82)
Total from investment operations	(3.49)	16.80	12.94	5.23	(.35)	(1.01)
Distributions from net investment income	(.62)	(1.80)	(1.67)	(1.55)	(2.36)	(1.83)
Distributions from net realized gain	(1.53)	(8.68)	(1.33)	(.90)	(7.53)	(6.30)
Total distributions	(2.15)	(10.49) E	(3.00)	(2.45)	(9.88) E	(8.13)
Net asset value, end of period	$90.84	$96.48	$90.17	$80.23	$77.45	$87.68
Total Return F,G	(3.71)%	19.15%	16.32%	6.48%	(.04)%	(1.41)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.74%	.76%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.74% J	.74%	.75%	.76%	.77%	.78%
Expenses net of all reductions	.74% J	.74%	.75%	.76%	.76%	.77%
Net investment income (loss)	1.63% J	1.72%	1.86%	1.95%	2.93% D	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$163,460	$149,160	$132,898	$149,514	$159,614	$240,605
Portfolio turnover rate K	48% J	61%	51%	40%	41% L	76%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Staples Fund Class Z

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$96.36	$90.08	$80.14	$77.36	$81.61
Income from Investment Operations
Net investment income (loss) C,D	.82	1.79	1.71	1.78	.05 E
Net realized and unrealized gain (loss)	(4.24)	15.10	11.35	3.56	.33 F
Total from investment operations	(3.42)	16.89	13.06	5.34	.38
Distributions from net investment income	(.68)	(1.93)	(1.79)	(1.66)	(2.23)
Distributions from net realized gain	(1.53)	(8.68)	(1.33)	(.90)	(2.40)
Total distributions	(2.21)	(10.61)	(3.12)	(2.56)	(4.63)
Net asset value, end of period	$90.73	$96.36	$90.08	$80.14	$77.36
Total Return G,H	(3.65)%	19.29%	16.49%	6.61%	.79%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.61% K	.61%	.62%	.63%	.63% K
Expenses net of fee waivers, if any	.61% K	.61%	.62%	.63%	.62% K
Expenses net of all reductions	.61% K	.61%	.62%	.62%	.61% K
Net investment income (loss)	1.76% K	1.85%	1.99%	2.08%	.16% E,K
Supplemental Data
Net assets, end of period (000 omitted)	$80,985	$77,826	$43,591	$41,629	$8,052
Portfolio turnover rate L	48% K	61%	51%	40%	41% K,M

A For the year ended February 29.

B For the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.26 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.69)%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Consumer Staples Portfolio	$265,233

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, deferred Trustee compensation and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 371,893,975
Gross unrealized depreciation	(81,734,801)
Net unrealized appreciation (depreciation)	$ 290,159,174
Tax cost	$1,318,219,190

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	392,540,895	436,244,303
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 364,590	$ 2,111
Class M	.25%	.25%	158,438	-
Class C	.75%	.25%	423,065	25,719
			$ 946,093	$ 27,830
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 52,247
Class M	5,888
Class C A	397
$ 58,532
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 278,361.19
Class M	64,717.20
Class C	82,060.19
Consumer Staples	760,980.16
Class I	131,720.17
Class Z	16,154.04
	$ 1,333,992
A   Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Consumer Staples Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Staples Portfolio	$ 11,391

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Staples Portfolio	Borrower	$ 7,946,818	1.06%	$ 2,586

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Consumer Staples Portfolio	40,514,132	41,868,297	(636,516)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Consumer Staples Portfolio	$ 1,438
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Consumer Staples Portfolio	$ 1,642	$ -	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $17.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25,575.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2022	Year ended February 28, 2022
Consumer Staples Portfolio
Distributions to shareholders
Class A	$ 6,291,135	$28,728,133
Class M	1,312,252	6,378,016
Class C	1,630,664	9,724,881
Consumer Staples	22,510,952	88,326,666
Class I	3,440,575	14,778,169
Class Z	1,761,268	5,478,967
Total	$ 36,946,846	$ 153,414,832
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2022	Year ended February 28, 2022	Six months ended August 31, 2022	Year ended February 28, 2022
Consumer Staples Portfolio
Class A
Shares sold	305,580	512,430	$ 28,236,826	$ 49,258,142
Reinvestment of distributions	64,640	295,095	6,094,871	27,710,518
Shares redeemed	(224,239)	(514,641)	(20,667,513)	(49,392,846)
Net increase (decrease)	145,981	292,884	$ 13,664,184	$ 27,575,814
Class M
Shares sold	42,814	69,762	$ 3,887,131	$ 6,632,101
Reinvestment of distributions	13,993	68,289	1,305,149	6,339,502
Shares redeemed	(41,744)	(93,262)	(3,790,659)	(8,856,119)
Net increase (decrease)	15,063	44,789	$ 1,401,621	$ 4,115,484
Class C
Shares sold	78,223	80,488	$ 6,995,287	$ 7,503,197
Reinvestment of distributions	17,604	105,499	1,613,732	9,608,492
Shares redeemed	(120,976)	(437,630)	(10,752,756)	(40,618,649)
Net increase (decrease)	(25,149)	(251,643)	$ (2,143,737)	$ (23,506,960)
Consumer Staples
Shares sold	1,427,689	3,003,388	$ 134,099,466	$ 293,188,867
Reinvestment of distributions	218,881	851,019	20,900,039	80,858,070
Shares redeemed	(2,567,039)	(1,702,337)	(235,464,693)	(165,649,882)
Net increase (decrease)	(920,469)	2,152,070	$ (80,465,188)	$ 208,397,055
Class I
Shares sold	510,125	366,907	$ 47,490,526	$ 35,605,195
Reinvestment of distributions	34,078	144,626	3,237,605	13,704,710
Shares redeemed	(290,742)	(439,361)	(26,910,943)	(42,622,622)
Net increase (decrease)	253,461	72,172	$ 23,817,188	$ 6,687,283
Class Z
Shares sold	351,460	567,361	$ 33,000,383	$ 55,256,648
Reinvestment of distributions	17,481	53,280	1,659,504	5,041,341
Shares redeemed	(283,987)	(296,902)	(26,085,038)	(28,764,496)
Net increase (decrease)	84,954	323,739	$ 8,574,849	$ 31,533,493
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022
Consumer Staples Portfolio
Class A	1.01%
Actual		$ 1,000	$ 961.60	$ 4.99
Hypothetical- B		$ 1,000	$ 1,020.11	$ 5.14
Class M	1.27%
Actual		$ 1,000	$ 960.30	$ 6.28
Hypothetical- B		$ 1,000	$ 1,018.80	$ 6.46
Class C	1.76%
Actual		$ 1,000	$ 958.00	$ 8.69
Hypothetical- B		$ 1,000	$ 1,016.33	$ 8.94
Consumer Staples Portfolio	.73%
Actual		$ 1,000	$ 962.90	$ 3.61
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72
Class I	.74%
Actual		$ 1,000	$ 962.90	$ 3.66
Hypothetical- B		$ 1,000	$ 1,021.48	$ 3.77
Class Z	.61%
Actual		$ 1,000	$ 963.50	$ 3.02
Hypothetical- B		$ 1,000	$ 1,022.13	$ 3.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Consumer Staples Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians,  subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in November 2019 and July 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Consumer Staples Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio .   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Consumer Staples Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale .   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.846045.115
SELCS-SANN-1022
Fidelity® Select Portfolios®
Utilities Sector

Utilities Portfolio

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

NextEra Energy, Inc.	14.3
Southern Co.	11.4
Sempra Energy	6.3
Constellation Energy Corp.	4.4
Exelon Corp.	4.4
PPL Corp.	4.0
PG&E Corp.	4.0
American Electric Power Co., Inc.	3.9
Edison International	3.5
NiSource, Inc.	3.4
59.6

Industries (% of Fund's net assets)

Electric Utilities	66.8
Multi-Utilities	19.1
Independent Power and Renewable Electricity Producers	7.5
Diversified Telecommunication Services	1.0
Gas Utilities	0.7

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.1%
	Shares	Value ($)
Diversified Telecommunication Services - 1.0%
Integrated Telecommunication Services - 1.0%
AT&T, Inc.	880,400	15,442,216
Electric Utilities - 66.8%
Electric Utilities - 66.8%
American Electric Power Co., Inc.	612,350	61,357,470
Avangrid, Inc. (a)	239,925	11,852,295
Constellation Energy Corp.	847,090	69,114,073
Duke Energy Corp.	499,547	53,406,570
Edison International	797,110	54,020,145
Entergy Corp.	396,800	45,751,040
Evergy, Inc.	44,804	3,070,418
Eversource Energy	567,784	50,924,547
Exelon Corp.	1,553,389	68,209,311
FirstEnergy Corp.	912,384	36,084,787
NextEra Energy, Inc.	2,620,489	222,898,792
OGE Energy Corp. (a)	423,648	17,174,690
PG&E Corp. (a)(b)	4,991,766	61,548,475
PNM Resources, Inc.	24,727	1,172,802
PPL Corp.	2,153,900	62,635,412
Southern Co.	2,307,965	177,874,863
Xcel Energy, Inc.	586,800	43,569,900
		1,040,665,590
Gas Utilities - 0.7%
Gas Utilities - 0.7%
Southwest Gas Corp.	146,000	11,366,100
Independent Power and Renewable Electricity Producers - 7.5%
Independent Power Producers & Energy Traders - 5.4%
Clearway Energy, Inc.:
Class A	166,124	5,727,956
Class C	65,958	2,447,042
Energy Harbor Corp. (b)	118,500	9,065,250
The AES Corp.	1,598,515	40,682,207
Vistra Corp.	1,074,597	26,596,276
		84,518,731
Renewable Electricity - 2.1%
NextEra Energy Partners LP (a)	322,575	26,480,182
Sunnova Energy International, Inc. (a)(b)	210,300	5,303,766
		31,783,948
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		116,302,679
Multi-Utilities - 19.1%
Multi-Utilities - 19.1%
CenterPoint Energy, Inc.	1,204,708	37,984,443
Consolidated Edison, Inc.	127,200	12,432,528
Dominion Energy, Inc.	622,560	50,925,408
NiSource, Inc.	1,826,419	53,897,625
Public Service Enterprise Group, Inc.	706,903	45,496,277
Sempra Energy	592,171	97,690,450
		298,426,731
TOTAL COMMON STOCKS (Cost $1,138,101,812)		1,482,203,316

Money Market Funds - 8.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	85,507,854	85,524,955
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	50,770,298	50,775,375
TOTAL MONEY MARKET FUNDS (Cost $136,300,330)		136,300,330

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $1,274,402,142)	1,618,503,646
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(60,340,810)
NET ASSETS - 100.0%	1,558,162,836

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	15,713,381	371,729,772	301,918,198	220,794	-	-	85,524,955	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	21,483,975	362,589,480	333,298,080	20,070	-	-	50,775,375	0.1%
Total	37,197,356	734,319,252	635,216,278	240,864	-	-	136,300,330

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,482,203,316	1,482,203,316	-	-

Money Market Funds	136,300,330	136,300,330	-	-
Total Investments in Securities:	1,618,503,646	1,618,503,646	-	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,535,181) - See accompanying schedule:	$1,482,203,316
Unaffiliated issuers (cost $1,138,101,812)
Fidelity Central Funds (cost $136,300,330)	136,300,330

Total Investment in Securities (cost $1,274,402,142)		$1,618,503,646
Receivable for investments sold		16,560,656
Receivable for fund shares sold		6,775,693
Dividends receivable		5,605,913
Distributions receivable from Fidelity Central Funds		142,213
Prepaid expenses		5,035
Other receivables		19,944
Total assets		1,647,613,100
Liabilities
Payable for investments purchased	$36,122,963
Payable for fund shares redeemed	1,636,600
Accrued management fee	671,583
Other affiliated payables	223,158
Other payables and accrued expenses	20,585
Collateral on securities loaned	50,775,375
Total Liabilities		89,450,264
Net Assets		$1,558,162,836
Net Assets consist of:
Paid in capital		$1,199,009,150
Total accumulated earnings (loss)		359,153,686
Net Assets		$1,558,162,836
Net Asset Value , offering price and redemption price per share ($1,558,162,836 ÷ 14,187,740 shares)		$109.82

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$17,065,542
Income from Fidelity Central Funds (including $20,070 from security lending)		240,864
Total Income		17,306,406
Expenses
Management fee	$3,487,832
Transfer agent fees	1,075,294
Accounting fees	198,410
Custodian fees and expenses	4,542
Independent trustees' fees and expenses	2,013
Registration fees	75,142
Audit	17,704
Legal	552
Miscellaneous	3,052
Total expenses before reductions	4,864,541
Expense reductions	(20,147)
Total expenses after reductions		4,844,394
Net Investment income (loss)		12,462,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,429,563
Total net realized gain (loss)		12,429,563
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	110,031,940
Assets and liabilities in foreign currencies	(1,840)
Total change in net unrealized appreciation (depreciation)		110,030,100
Net gain (loss)		122,459,663
Net increase (decrease) in net assets resulting from operations		$134,921,675

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,462,012	$19,728,195
Net realized gain (loss)	12,429,563	38,512,444
Change in net unrealized appreciation (depreciation)	110,030,100	110,781,817
Net increase (decrease) in net assets resulting from operations	134,921,675	169,022,456
Distributions to shareholders	(32,357,737)	(28,337,938)
Share transactions
Proceeds from sales of shares	563,745,433	248,500,596
Reinvestment of distributions	30,059,487	26,334,666
Cost of shares redeemed	(210,261,618)	(239,748,839)
Net increase (decrease) in net assets resulting from share transactions	383,543,302	35,086,423
Total increase (decrease) in net assets	486,107,240	175,770,941

Net Assets
Beginning of period	1,072,055,596	896,284,655
End of period	$1,558,162,836	$1,072,055,596

Other Information
Shares
Sold	5,260,483	2,524,118
Issued in reinvestment of distributions	270,802	259,200
Redeemed	(2,023,074)	(2,459,097)
Net increase (decrease)	3,508,211	324,221

Utilities Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$100.38	$86.55	$91.20	$85.32	$76.75	$77.05
Income from Investment Operations
Net investment income (loss) B,C	1.00	1.92	1.61	2.09	2.06	1.62
Net realized and unrealized gain (loss)	11.25	14.72	(1.81)	5.99	13.35	2.56
Total from investment operations	12.25	16.64	(.20)	8.08	15.41	4.18
Distributions from net investment income	(.58)	(1.71)	(2.12)	(1.94)	(1.37)	(1.29)
Distributions from net realized gain	(2.23)	(1.10)	(2.34)	(.26)	(5.46)	(3.19)
Total distributions	(2.81)	(2.81)	(4.45) D	(2.20)	(6.84) D	(4.48)
Redemption fees added to paid in capital B	-	-	-	-	-	- E
Net asset value, end of period	$109.82	$100.38	$86.55	$91.20	$85.32	$76.75
Total Return F,G	12.18%	19.19%	(.05)%	9.34%	20.17%	4.99%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.73% J	.74%	.76%	.75%	.78%	.78%
Expenses net of fee waivers, if any	.73% J	.73%	.76%	.75%	.78%	.78%
Expenses net of all reductions	.73% J	.73%	.75%	.74%	.76%	.77%
Net investment income (loss)	1.88% J	1.96%	1.88%	2.25%	2.45%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$1,558,163	$1,072,056	$896,285	$1,247,009	$1,040,763	$716,979
Portfolio turnover rate K	40% J	37%	64%	65% L	97% L	66% L

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 347,814,239
Gross unrealized depreciation	(7,034,958)
Net unrealized appreciation (depreciation)	$ 340,779,281
Tax cost	$1,277,724,365

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	573,448,178	258,210,292

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Utilities Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Utilities Portfolio	$ 8,582

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Utilities Portfolio	8,926,678	3,863,389	(547,743)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Utilities Portfolio	$ 1,041

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Utilities Portfolio	$ 2,040	$ -	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian and, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $245.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $19,902.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Utilities Portfolio	.73%
Actual		$ 1,000	$ 1,121.80	$ 3.90
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Utilities Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Utilities Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Utilities Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity .

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.813630.117
SELUTL-SANN-1022
Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Semi-Annual Report
August 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Automotive Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Communication Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Leisure Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Retailing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Automotive Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Tesla, Inc.	11.8
Toyota Motor Corp. sponsored ADR	10.4
General Motors Co.	8.3
O'Reilly Automotive, Inc.	6.7
Ford Motor Co.	5.6
Copart, Inc.	4.7
AutoZone, Inc.	4.4
Aptiv PLC	4.0
Li Auto, Inc. ADR	3.6
Ferrari NV	3.5
63.0

Industries (% of Fund's net assets)

Automobiles	59.2
Specialty Retail	15.0
Auto Components	14.1
Distributors	4.9
Commercial Services & Supplies	4.7
Internet & Direct Marketing Retail	1.4
Electrical Equipment	0.4
Textiles, Apparel & Luxury Goods	0.1

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Automotive Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Auto Components - 14.1%
Auto Parts & Equipment - 14.1%
Adient PLC (a)	44,548	1,478,994
Aptiv PLC (a)	54,047	5,049,611
Autoliv, Inc.	21,900	1,703,601
DENSO Corp.	48,785	2,662,721
Lear Corp.	20,551	2,849,191
Magna International, Inc. Class A (sub. vtg.)	56,641	3,272,054
Novem Group SA	77,600	653,507
		17,669,679
Automobiles - 59.2%
Automobile Manufacturers - 59.2%
Ferrari NV	22,718	4,422,286
Ford Motor Co.	465,909	7,100,453
General Motors Co.	274,337	10,482,417
Honda Motor Co. Ltd. sponsored ADR	130,495	3,460,727
Li Auto, Inc. ADR (a)	156,342	4,497,959
Lucid Group, Inc. Class A (a)(b)	41,222	632,345
Mercedes-Benz Group AG (Germany)	17,278	968,703
NIO, Inc. sponsored ADR (a)	124,653	2,481,841
Rivian Automotive, Inc.	61,178	2,001,132
Stellantis NV (b)	169,101	2,265,953
Suzuki Motor Corp.	61,772	2,159,002
Tata Motors Ltd. sponsored ADR (a)(b)	71,359	2,069,411
Tesla, Inc. (a)	53,997	14,882,114
Toyota Motor Corp. sponsored ADR (b)	87,091	13,008,783
XPeng, Inc. ADR (a)	217,573	4,029,452
		74,462,578
Commercial Services & Supplies - 4.7%
Diversified Support Services - 4.7%
Copart, Inc. (a)	49,564	5,930,333
Distributors - 4.9%
Distributors - 4.9%
Central Automotive Products Ltd.	300	4,913
Genuine Parts Co.	19,628	3,062,164
LKQ Corp.	57,415	3,055,626
		6,122,703
Electrical Equipment - 0.4%
Electrical Components & Equipment - 0.4%
Sensata Technologies, Inc. PLC	11,644	469,020
Internet & Direct Marketing Retail - 1.4%
Internet & Direct Marketing Retail - 1.4%
Uber Technologies, Inc. (a)	61,281	1,762,442
Specialty Retail - 15.0%
Automotive Retail - 15.0%
Advance Auto Parts, Inc.	3,275	552,296
AutoZone, Inc. (a)	2,584	5,476,039
CarMax, Inc. (a)(b)	16,531	1,462,002
Carvana Co. Class A (a)	23,318	769,261
Lithia Motors, Inc. Class A (sub. vtg.)	7,903	2,097,772
O'Reilly Automotive, Inc. (a)	12,149	8,469,311
		18,826,681
TOTAL COMMON STOCKS (Cost $96,433,634)		125,243,436

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
CelLink Corp. Series D (c)(d) (Cost $77,048)	3,700	68,672

Money Market Funds - 9.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	636,650	636,777
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	11,113,173	11,114,285
TOTAL MONEY MARKET FUNDS (Cost $11,751,062)		11,751,062

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $108,261,744)	137,063,170
NET OTHER ASSETS (LIABILITIES) - (9.1)%	(11,394,273)
NET ASSETS - 100.0%	125,668,897

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,672 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	77,048
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	252,289	21,116,792	20,732,304	3,723	-	-	636,777	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	18,145,010	113,025,907	120,056,632	158,429	-	-	11,114,285	0.0%
Total	18,397,299	134,142,699	140,788,936	162,152	-	-	11,751,062

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	125,243,436	119,448,097	5,795,339	-

Convertible Preferred Stocks	68,672	-	-	68,672

Money Market Funds	11,751,062	11,751,062	-	-
Total Investments in Securities:	137,063,170	131,199,159	5,795,339	68,672
Automotive Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,802,101) - See accompanying schedule:	$125,312,108
Unaffiliated issuers (cost $96,510,682)
Fidelity Central Funds (cost $11,751,062)	11,751,062

Total Investment in Securities (cost $108,261,744)		$137,063,170
Cash		29,356
Receivable for fund shares sold		100,927
Dividends receivable		130,851
Distributions receivable from Fidelity Central Funds		22,127
Prepaid expenses		381
Other receivables		5,450
Total assets		137,352,262
Liabilities
Payable for investments purchased	$324,580
Payable for fund shares redeemed	134,170
Accrued management fee	60,176
Other affiliated payables	28,816
Other payables and accrued expenses	21,748
Collateral on securities loaned	11,113,875
Total Liabilities		11,683,365
Net Assets		$125,668,897
Net Assets consist of:
Paid in capital		$107,014,416
Total accumulated earnings (loss)		18,654,481
Net Assets		$125,668,897
Net Asset Value , offering price and redemption price per share ($125,668,897 ÷ 2,670,955 shares)		$47.05

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$914,730
Income from Fidelity Central Funds (including $158,429 from security lending)		162,152
Income before foreign taxes withheld		1,076,882
Less foreign taxes withheld		(82,217)
Total Income		994,665
Expenses
Management fee	$336,442
Transfer agent fees	155,582
Accounting fees	23,801
Custodian fees and expenses	8,280
Independent trustees' fees and expenses	215
Registration fees	22,061
Audit	18,231
Legal	445
Miscellaneous	358
Total expenses before reductions	565,415
Expense reductions	(2,537)
Total expenses after reductions		562,878
Net Investment income (loss)		431,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,238,707)
Foreign currency transactions	(3,579)
Total net realized gain (loss)		(10,242,286)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(15,516,791)
Assets and liabilities in foreign currencies	(1,227)
Total change in net unrealized appreciation (depreciation)		(15,518,018)
Net gain (loss)		(25,760,304)
Net increase (decrease) in net assets resulting from operations		$(25,328,517)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$431,787	$753,430
Net realized gain (loss)	(10,242,286)	10,793,755
Change in net unrealized appreciation (depreciation)	(15,518,018)	607,122
Net increase (decrease) in net assets resulting from operations	(25,328,517)	12,154,307
Distributions to shareholders	(2,066,777)	(6,137,128)
Share transactions
Proceeds from sales of shares	28,288,696	189,559,902
Reinvestment of distributions	1,948,844	5,872,623
Cost of shares redeemed	(42,348,936)	(234,498,841)
Net increase (decrease) in net assets resulting from share transactions	(12,111,396)	(39,066,316)
Total increase (decrease) in net assets	(39,506,690)	(33,049,137)

Net Assets
Beginning of period	165,175,587	198,224,724
End of period	$125,668,897	$165,175,587

Other Information
Shares
Sold	571,191	3,055,146
Issued in reinvestment of distributions	37,864	95,061
Redeemed	(858,339)	(3,886,592)
Net increase (decrease)	(249,284)	(736,385)

Automotive Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$56.56	$54.21	$34.91	$33.29	$37.52	$36.78
Income from Investment Operations
Net investment income (loss) B,C	.16	.23 D	.05 E	.46 F	.36	.39 G
Net realized and unrealized gain (loss)	(8.90)	3.82	23.73	2.67 H	(2.15)	6.11
Total from investment operations	(8.74)	4.05	23.78	3.13	(1.79)	6.50
Distributions from net investment income	-	(.29)	(.01)	(.49) I	(.38)	(.20)
Distributions from net realized gain	(.77)	(1.40)	(4.47)	(1.02) I	(2.06)	(5.56)
Total distributions	(.77)	(1.70) J	(4.48)	(1.51)	(2.44)	(5.76)
Redemption fees added to paid in capital B	-	-	-	-	-	- K
Net asset value, end of period	$47.05	$56.56	$54.21	$34.91	$33.29	$37.52
Total Return L,M	(15.58)%	7.20%	78.19%	9.14% H	(4.66)%	19.08%
Ratios to Average Net Assets C,N,O
Expenses before reductions	.88% P	.80%	.88%	1.00%	.97%	.97%
Expenses net of fee waivers, if any	.88% P	.80%	.88%	1.00%	.97%	.96%
Expenses net of all reductions	.88% P	.80%	.87%	.99%	.97%	.96%
Net investment income (loss)	.67% P	.37% D	.10% E	1.33% F	1.04%	1.04% G
Supplemental Data
Net assets, end of period (000 omitted)	$125,669	$165,176	$198,225	$36,480	$40,781	$56,139
Portfolio turnover rate Q	66% P	69%	56%	45%	31%	117%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .20%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.21)%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.

H Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.19 per share. Excluding these litigation proceeds, the total return would have been 8.58%.

I The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

J Total distributions per share do not sum due to rounding.

K Amount represents less than $.005 per share.

L Total returns for periods of less than one year are not annualized.

M Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

N Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

O Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

P Annualized

Q Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Communication Services Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Alphabet, Inc. Class A	21.6
Meta Platforms, Inc. Class A	16.2
T-Mobile U.S., Inc.	9.4
The Walt Disney Co.	4.9
Netflix, Inc.	4.7
Activision Blizzard, Inc.	4.4
Uber Technologies, Inc.	3.3
Liberty Global PLC Class C	2.9
Liberty Media Corp. Liberty Media Class A	2.7
Liberty Broadband Corp. Class A	2.6
72.7

Industries (% of Fund's net assets)

Interactive Media & Services	42.3
Entertainment	22.8
Media	11.1
Wireless Telecommunication Services	9.4
Diversified Telecommunication Services	6.6
Internet & Direct Marketing Retail	5.3
Hotels, Restaurants & Leisure	1.2
Equity Real Estate Investment Trusts (Reits)	0.8
Real Estate Management & Development	0.2
Software	0.2

Communication Services Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Diversified Telecommunication Services - 6.6%
Alternative Carriers - 4.3%
EchoStar Holding Corp. Class A (a)(b)	121,900	2,244,179
Iridium Communications, Inc. (a)	28,600	1,269,554
Liberty Global PLC Class C (a)	1,043,500	22,236,985
Liberty Latin America Ltd. Class C (a)	1,020,386	7,112,090
		32,862,808
Integrated Telecommunication Services - 2.3%
AT&T, Inc.	1,015,500	17,811,870
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		50,674,678
Entertainment - 22.8%
Interactive Home Entertainment - 7.5%
Activision Blizzard, Inc.	428,900	33,664,361
Electronic Arts, Inc.	105,900	13,435,533
Motorsport Games, Inc. Class A (a)	4,300	2,746
Skillz, Inc. (a)(b)	26,600	35,378
Take-Two Interactive Software, Inc. (a)	83,900	10,282,784
		57,420,802
Movies & Entertainment - 15.3%
Cinemark Holdings, Inc. (a)(b)	437,600	6,161,408
Endeavor Group Holdings, Inc. (a)	190,900	4,318,158
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	339,825
Class B (a)(b)	486,834	4,542,161
Marcus Corp. (b)	256,300	4,123,867
Netflix, Inc. (a)	159,600	35,680,176
The Walt Disney Co. (a)	335,271	37,577,174
Warner Bros Discovery, Inc. (a)	322,814	4,274,057
Warner Music Group Corp. Class A	412,400	11,039,948
World Wrestling Entertainment, Inc. Class A (b)	131,500	8,943,315
		117,000,089
TOTAL ENTERTAINMENT		174,420,891
Equity Real Estate Investment Trusts (REITs) - 0.8%
Specialized REITs - 0.8%
Lamar Advertising Co. Class A	61,100	5,736,679
Hotels, Restaurants & Leisure - 1.2%
Casinos & Gaming - 1.2%
Flutter Entertainment PLC (a)	76,000	9,504,332
Interactive Media & Services - 42.0%
Interactive Media & Services - 42.0%
Alphabet, Inc. Class A (a)	1,528,900	165,457,559
Angi, Inc. (a)(b)	864,600	3,510,276
Match Group, Inc. (a)	48,170	2,723,050
Meta Platforms, Inc. Class A (a)	759,600	123,761,628
Snap, Inc. Class A (a)	1,076,200	11,709,056
Twitter, Inc. (a)	208,100	8,063,875
Vimeo, Inc. (a)	51,464	304,667
Zoominfo Technologies, Inc. (a)	143,000	6,495,060
		322,025,171
Internet & Direct Marketing Retail - 5.3%
Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. (a)	122,300	15,503,971
Uber Technologies, Inc. (a)	872,500	25,093,100
		40,597,071
Media - 11.1%
Advertising - 0.2%
S4 Capital PLC (a)	427,000	659,245
TechTarget, Inc. (a)	12,100	785,290
		1,444,535
Broadcasting - 4.3%
Fox Corp. Class A	54,400	1,859,392
Liberty Media Corp.:
Liberty Media Class A (a)	361,362	21,005,973
Liberty SiriusXM Series A (a)(b)	250,970	10,425,294
		33,290,659
Cable & Satellite - 6.6%
Altice U.S.A., Inc. Class A (a)	724,700	7,247,000
Comcast Corp. Class A	376,300	13,618,297
DISH Network Corp. Class A (a)	44,539	772,752
Liberty Broadband Corp.:
Class A (a)(b)	195,323	19,692,465
Class C (a)	88,500	9,000,450
		50,330,964
TOTAL MEDIA		85,066,158
Real Estate Management & Development - 0.2%
Real Estate Services - 0.2%
Zillow Group, Inc. Class A (a)(b)	55,600	1,857,040
Software - 0.2%
Application Software - 0.2%
Viant Technology, Inc. (a)	257,200	1,162,544
Wireless Telecommunication Services - 9.4%
Wireless Telecommunication Services - 9.4%
T-Mobile U.S., Inc. (a)	498,450	71,756,862
TOTAL COMMON STOCKS (Cost $702,842,084)		762,801,426

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc. Series F (c)(d) (Cost $3,584,075)	58,000	2,281,720

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	8,820,319	8,822,083
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	47,765,643	47,770,419
TOTAL MONEY MARKET FUNDS (Cost $56,592,502)		56,592,502

TOTAL INVESTMENT IN SECURITIES - 107.3% (Cost $763,018,661)	821,675,648
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(55,781,967)
NET ASSETS - 100.0%	765,893,681

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,281,720 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series F	8/11/21	3,584,075
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	605	98,540,723	89,719,245	23,519	-	-	8,822,083	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	30,567,219	172,658,450	155,455,250	15,998	-	-	47,770,419	0.1%
Total	30,567,824	271,199,173	245,174,495	39,517	-	-	56,592,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	762,801,426	762,801,426	-	-

Convertible Preferred Stocks	2,281,720	-	-	2,281,720

Money Market Funds	56,592,502	56,592,502	-	-
Total Investments in Securities:	821,675,648	819,393,928	-	2,281,720
Communication Services Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,175,773) - See accompanying schedule:	$765,083,146
Unaffiliated issuers (cost $706,426,159)
Fidelity Central Funds (cost $56,592,502)	56,592,502

Total Investment in Securities (cost $763,018,661)		$821,675,648
Receivable for investments sold		7,816,810
Receivable for fund shares sold		2,322,346
Dividends receivable		112,007
Distributions receivable from Fidelity Central Funds		16,093
Prepaid expenses		2,981
Other receivables		4,398
Total assets		831,950,283
Liabilities
Payable for investments purchased	10,723,795
Payable for fund shares redeemed	7,007,866
Accrued management fee	355,974
Distribution and service plan fees payable	13,801
Other affiliated payables	162,871
Other payables and accrued expenses	22,770
Collateral on securities loaned	47,769,525
Total Liabilities		66,056,602
Net Assets		$765,893,681
Net Assets consist of:
Paid in capital		$728,913,051
Total accumulated earnings (loss)		36,980,630
Net Assets		$765,893,681

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($26,069,177 ÷ 413,750 shares) (a)		$63.01
Maximum offering price per share (100/94.25 of $63.01)		$66.85
Class M :
Net Asset Value and redemption price per share ($4,573,445 ÷ 73,073 shares) (a)		$62.59
Maximum offering price per share (100/96.50 of $62.59)		$64.86
Class C :
Net Asset Value and offering price per share ($7,580,905 ÷ 123,205 shares) (a)		$61.53
Communication Services :
Net Asset Value , offering price and redemption price per share ($709,556,412 ÷ 11,158,881 shares)		$63.59
Class I :
Net Asset Value , offering price and redemption price per share ($14,470,512 ÷ 227,687 shares)		$63.55
Class Z :
Net Asset Value , offering price and redemption price per share ($3,643,230 ÷ 57,093 shares)		$63.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$1,475,262
Income from Fidelity Central Funds (including $15,998 from security lending)		39,517
Total Income		1,514,779
Expenses
Management fee	$2,268,788
Transfer agent fees	890,984
Distribution and service plan fees	85,590
Accounting fees	140,080
Custodian fees and expenses	4,109
Independent trustees' fees and expenses	1,442
Registration fees	54,839
Audit	20,603
Legal	1,116
Miscellaneous	3,097
Total expenses before reductions	3,470,648
Expense reductions	(14,885)
Total expenses after reductions		3,455,763
Net Investment income (loss)		(1,940,984)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,393,324)
Foreign currency transactions	6,429
Total net realized gain (loss)		(2,386,895)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(192,739,005)
Assets and liabilities in foreign currencies	(122)
Total change in net unrealized appreciation (depreciation)		(192,739,127)
Net gain (loss)		(195,126,022)
Net increase (decrease) in net assets resulting from operations		$(197,067,006)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,940,984)	$(4,780,267)
Net realized gain (loss)	(2,386,895)	19,842,720
Change in net unrealized appreciation (depreciation)	(192,739,127)	(98,753,641)
Net increase (decrease) in net assets resulting from operations	(197,067,006)	(83,691,188)
Distributions to shareholders	-	(63,905,764)
Share transactions - net increase (decrease)	(82,342,124)	267,487,210
Total increase (decrease) in net assets	(279,409,130)	119,890,258

Net Assets
Beginning of period	1,045,302,811	925,412,553
End of period	$765,893,681	$1,045,302,811

Fidelity Advisor® Communication Services Fund Class A

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$78.37	$87.31	$60.63	$74.85	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.24)	(.60)	(.59)	(.30)	(.12)
Net realized and unrealized gain (loss)	(15.12)	(3.18)	30.37	8.77	2.68
Total from investment operations	(15.36)	(3.78)	29.78	8.47	2.56
Distributions from net investment income	-	-	-	-	(.14)
Distributions from net realized gain	-	(5.16)	(3.10)	(22.69)	(5.77)
Total distributions	-	(5.16)	(3.10)	(22.69)	(5.91)
Net asset value, end of period	$63.01	$78.37	$87.31	$60.63	$74.85
Total Return E,F,G	(19.60)%	(5.05)%	50.81%	11.90%	3.83%
Ratios to Average Net Assets D,H,I
Expenses before reductions	1.06% J	1.03%	1.08%	1.07%	1.13% J
Expenses net of fee waivers, if any	1.06% J	1.03%	1.08%	1.07%	1.12% J
Expenses net of all reductions	1.06% J	1.03%	1.07%	1.06%	1.11% J
Net investment income (loss)	(.71)% J	(.65)%	(.81)%	(.47)%	(.68)% J
Supplemental Data
Net assets, end of period (000 omitted)	$26,069	$33,679	$22,962	$9,947	$715
Portfolio turnover rate K	22% J	57%	63%	73%	107%

A For the year ended February 29.

B For the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Communication Services Fund Class M

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$77.94	$86.94	$60.52	$74.82	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.32)	(.82)	(.77)	(.48)	(.16)
Net realized and unrealized gain (loss)	(15.03)	(3.15)	30.29	8.75	2.67
Total from investment operations	(15.35)	(3.97)	29.52	8.27	2.51
Distributions from net investment income	-	-	-	-	(.12)
Distributions from net realized gain	-	(5.03)	(3.10)	(22.57)	(5.77)
Total distributions	-	(5.03)	(3.10)	(22.57)	(5.89)
Net asset value, end of period	$62.59	$77.94	$86.94	$60.52	$74.82
Total Return E,F,G	(19.69)%	(5.28)%	50.47%	11.58%	3.76%
Ratios to Average Net Assets D,H,I
Expenses before reductions	1.30% J	1.27%	1.32%	1.35%	1.36% J
Expenses net of fee waivers, if any	1.30% J	1.27%	1.32%	1.35%	1.35% J
Expenses net of all reductions	1.30% J	1.27%	1.32%	1.34%	1.34% J
Net investment income (loss)	(.95)% J	(.88)%	(1.06)%	(.75)%	(.90)% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,573	$5,817	$5,386	$2,264	$485
Portfolio turnover rate K	22% J	57%	63%	73%	107%

A For the year ended February 29.

B For the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Communication Services Fund Class C

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$76.81	$86.05	$60.20	$74.76	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.48)	(1.27)	(1.12)	(.81)	(.25)
Net realized and unrealized gain (loss)	(14.80)	(3.07)	30.07	8.74	2.67
Total from investment operations	(15.28)	(4.34)	28.95	7.93	2.42
Distributions from net investment income	-	-	-	-	(.09)
Distributions from net realized gain	-	(4.90)	(3.10)	(22.49)	(5.77)
Total distributions	-	(4.90)	(3.10)	(22.49)	(5.86)
Net asset value, end of period	$61.53	$76.81	$86.05	$60.20	$74.76
Total Return E,F,G	(19.89)%	(5.76)%	49.77%	11.01%	3.63%
Ratios to Average Net Assets D,H,I
Expenses before reductions	1.78% J	1.78%	1.80%	1.86%	1.87% J
Expenses net of fee waivers, if any	1.78% J	1.78%	1.80%	1.86%	1.85% J
Expenses net of all reductions	1.78% J	1.78%	1.79%	1.85%	1.84% J
Net investment income (loss)	(1.43)% J	(1.39)%	(1.53)%	(1.26)%	(1.37)% J
Supplemental Data
Net assets, end of period (000 omitted)	$7,581	$8,938	$6,856	$1,982	$377
Portfolio turnover rate K	22% J	57%	63%	73%	107%

A For the year ended February 29.

B For the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Communication Services Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$78.98	$87.88	$60.82	$74.88	$79.70	$80.75
Income from Investment Operations
Net investment income (loss) B,C	(.15)	(.34)	(.36)	(.12)	.13	.21
Net realized and unrealized gain (loss)	(15.24)	(3.22)	30.52	8.79	5.31	3.14
Total from investment operations	(15.39)	(3.56)	30.16	8.67	5.44	3.35
Distributions from net investment income	-	-	-	-	(.20)	(.16)
Distributions from net realized gain	-	(5.34)	(3.10)	(22.73)	(10.06)	(4.23)
Total distributions	-	(5.34)	(3.10)	(22.73)	(10.26)	(4.40) D
Redemption fees added to paid in capital B	-	-	-	-	-	- E
Net asset value, end of period	$63.59	$78.98	$87.88	$60.82	$74.88	$79.70
Total Return F,G	(19.49)%	(4.79)%	51.29%	12.22%	8.12%	4.16%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.79% J	.75%	.77%	.78%	.82%	.80%
Expenses net of fee waivers, if any	.78% J	.74%	.77%	.78%	.81%	.80%
Expenses net of all reductions	.78% J	.74%	.76%	.77%	.80%	.79%
Net investment income (loss)	(.43)% J	(.36)%	(.51)%	(.18)%	.17%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$709,556	$958,304	$859,871	$577,157	$562,422	$509,375
Portfolio turnover rate K	22% J	57%	63%	73%	107%	22%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Communication Services Fund Class I

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$78.93	$87.86	$60.80	$74.89	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.14)	(.34)	(.39)	(.11)	(.06)
Net realized and unrealized gain (loss)	(15.24)	(3.22)	30.55	8.78	2.67
Total from investment operations	(15.38)	(3.56)	30.16	8.67	2.61
Distributions from net investment income	-	-	-	-	(.15)
Distributions from net realized gain	-	(5.37)	(3.10)	(22.76)	(5.77)
Total distributions	-	(5.37)	(3.10)	(22.76)	(5.92)
Net asset value, end of period	$63.55	$78.93	$87.86	$60.80	$74.89
Total Return E,F	(19.49)%	(4.79)%	51.31%	12.22%	3.91%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.76% I	.75%	.78%	.77%	.70% I
Expenses net of fee waivers, if any	.76% I	.75%	.77%	.77%	.69% I
Expenses net of all reductions	.76% I	.75%	.77%	.76%	.68% I
Net investment income (loss)	(.41)% I	(.37)%	(.51)%	(.17)%	(.30)% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,471	$32,089	$26,521	$2,493	$452
Portfolio turnover rate J	22% I	57%	63%	73%	107%

A For the year ended February 29.

B For the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Communication Services Fund Class Z

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$79.20	$88.04	$60.85	$74.89	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.09)	(.22)	(.28)	(.03)	(.03)
Net realized and unrealized gain (loss)	(15.30)	(3.23)	30.57	8.80	2.65
Total from investment operations	(15.39)	(3.45)	30.29	8.77	2.62
Distributions from net investment income	-	-	-	-	(.16)
Distributions from net realized gain	-	(5.39)	(3.10)	(22.81)	(5.77)
Total distributions	-	(5.39)	(3.10)	(22.81)	(5.93)
Net asset value, end of period	$63.81	$79.20	$88.04	$60.85	$74.89
Total Return E,F	(19.43)%	(4.65)%	51.48%	12.38%	3.92%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.62% I	.62%	.64%	.65%	.64% I
Expenses net of fee waivers, if any	.62% I	.61%	.64%	.65%	.62% I
Expenses net of all reductions	.62% I	.61%	.63%	.64%	.61% I
Net investment income (loss)	(.26)% I	(.23)%	(.38)%	(.05)%	(.16)% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,643	$6,477	$3,817	$1,833	$529
Portfolio turnover rate J	22% I	57%	63%	73%	107%

A For the year ended February 29.

B For the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Construction and Housing Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

The Home Depot, Inc.	17.5
Lowe's Companies, Inc.	16.2
Johnson Controls International PLC	5.8
Invitation Homes, Inc.	4.2
Vulcan Materials Co.	3.5
Equity Residential (SBI)	3.4
Mid-America Apartment Communities, Inc.	3.3
Willscot Mobile Mini Holdings	3.2
Trane Technologies PLC	3.2
Floor & Decor Holdings, Inc. Class A	3.1
63.4

Industries (% of Fund's net assets)

Specialty Retail	38.1
Building Products	19.6
Equity Real Estate Investment Trusts (Reits)	15.0
Household Durables	10.5
Construction & Engineering	7.6
Construction Materials	4.0
Trading Companies & Distributors	2.1
Chemicals	1.2
Real Estate Management & Development	0.9
IT Services	0.3

Construction and Housing Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
Building Products - 19.6%
Building Products - 19.6%
Apogee Enterprises, Inc.	116,300	4,749,692
Armstrong World Industries, Inc.	57,000	4,787,430
Builders FirstSource, Inc. (a)	234,635	13,751,957
Carrier Global Corp.	168,300	6,583,896
Fortune Brands Home & Security, Inc.	91,100	5,596,273
Johnson Controls International PLC	520,751	28,193,459
Resideo Technologies, Inc. (a)	92,600	1,927,932
Simpson Manufacturing Co. Ltd.	59,300	5,493,552
The AZEK Co., Inc. (a)	181,600	3,314,200
Trane Technologies PLC	100,900	15,545,663
UFP Industries, Inc.	66,826	5,305,316
		95,249,370
Chemicals - 1.2%
Specialty Chemicals - 1.2%
PPG Industries, Inc.	23,300	2,958,634
Sherwin-Williams Co.	12,600	2,924,460
		5,883,094
Construction & Engineering - 7.6%
Construction & Engineering - 7.6%
Comfort Systems U.S.A., Inc.	28,229	2,832,498
EMCOR Group, Inc.	25,870	3,076,460
Fluor Corp. (a)	95,800	2,532,952
Granite Construction, Inc. (b)	112,018	3,358,300
Quanta Services, Inc.	68,899	9,735,429
Willscot Mobile Mini Holdings (a)	389,350	15,628,509
		37,164,148
Construction Materials - 4.0%
Construction Materials - 4.0%
Summit Materials, Inc. (a)	90,814	2,580,934
Vulcan Materials Co.	101,576	16,911,388
		19,492,322
Equity Real Estate Investment Trusts (REITs) - 15.0%
Residential REITs - 15.0%
Equity Lifestyle Properties, Inc.	124,600	8,734,460
Equity Residential (SBI)	223,900	16,385,002
Invitation Homes, Inc.	570,100	20,683,228
Mid-America Apartment Communities, Inc.	97,700	16,185,959
Washington REIT (SBI)	563,200	11,044,352
		73,033,001
Household Durables - 10.5%
Home Furnishings - 1.8%
Tempur Sealy International, Inc.	344,000	8,603,440
Homebuilding - 8.3%
Blu Investments LLC (a)(c)(d)	11,990,913	3,717
D.R. Horton, Inc.	45,156	3,212,849
Installed Building Products, Inc. (b)	68,838	6,233,969
KB Home	147,200	4,217,280
NVR, Inc. (a)	2,403	9,948,564
PulteGroup, Inc.	232,185	9,440,642
Toll Brothers, Inc.	169,500	7,422,405
		40,479,426
Household Appliances - 0.4%
Whirlpool Corp. (b)	11,800	1,847,880
TOTAL HOUSEHOLD DURABLES		50,930,746
IT Services - 0.3%
Internet Services & Infrastructure - 0.3%
Cyxtera Technologies, Inc. (a)(c)	200,000	1,268,000
Real Estate Management & Development - 0.9%
Diversified Real Estate Activities - 0.4%
The RMR Group, Inc.	65,260	1,699,370
Real Estate Services - 0.5%
Cushman & Wakefield PLC (a)	177,595	2,656,821
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,356,191
Specialty Retail - 38.1%
Home Improvement Retail - 36.8%
Floor & Decor Holdings, Inc. Class A (a)(b)	186,600	15,181,776
Lowe's Companies, Inc.	406,695	78,955,767
The Home Depot, Inc.	294,790	85,023,334
		179,160,877
Homefurnishing Retail - 1.3%
Williams-Sonoma, Inc. (b)	42,300	6,292,125
TOTAL SPECIALTY RETAIL		185,453,002
Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	190,503	10,460,520
TOTAL COMMON STOCKS (Cost $360,832,227)		483,290,394

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	3,484,515	3,485,212
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	29,118,794	29,121,706
TOTAL MONEY MARKET FUNDS (Cost $32,606,918)		32,606,918

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $393,439,145)	515,897,312
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(29,164,046)
NET ASSETS - 100.0%	486,733,266

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,271,717 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Investments LLC	5/21/20	20,739
Cyxtera Technologies, Inc.	2/21/21	2,000,000
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	5,377,678	94,532,234	96,424,700	9,124	-	-	3,485,212	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	2,014,150	68,677,119	41,569,563	6,689	-	-	29,121,706	0.1%
Total	7,391,828	163,209,353	137,994,263	15,813	-	-	32,606,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	483,290,394	483,286,677	-	3,717

Money Market Funds	32,606,918	32,606,918	-	-
Total Investments in Securities:	515,897,312	515,893,595	-	3,717
Construction and Housing Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,923,504) - See accompanying schedule:	$483,290,394
Unaffiliated issuers (cost $360,832,227)
Fidelity Central Funds (cost $32,606,918)	32,606,918

Total Investment in Securities (cost $393,439,145)		$515,897,312
Receivable for fund shares sold		266,439
Dividends receivable		686,002
Distributions receivable from Fidelity Central Funds		4,937
Prepaid expenses		1,979
Other receivables		2,495
Total assets		516,859,164
Liabilities
Payable for fund shares redeemed	662,387
Accrued management fee	228,409
Other affiliated payables	93,528
Other payables and accrued expenses	19,868
Collateral on securities loaned	29,121,706
Total Liabilities		30,125,898
Net Assets		$486,733,266
Net Assets consist of:
Paid in capital		$379,277,221
Total accumulated earnings (loss)		107,456,045
Net Assets		$486,733,266
Net Asset Value , offering price and redemption price per share ($486,733,266 ÷ 6,049,091 shares)		$80.46

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$5,132,588
Income from Fidelity Central Funds (including $6,689 from security lending)		15,813
Total Income		5,148,401
Expenses
Management fee	$1,440,006
Transfer agent fees	496,370
Accounting fees	99,098
Custodian fees and expenses	5,794
Independent trustees' fees and expenses	935
Registration fees	36,598
Audit	17,247
Legal	450
Interest	72
Miscellaneous	1,639
Total expenses before reductions	2,098,209
Expense reductions	(9,574)
Total expenses after reductions		2,088,635
Net Investment income (loss)		3,059,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,252,430)
Total net realized gain (loss)		(13,252,430)
Change in net unrealized appreciation (depreciation) on investment securities		(54,392,499)
Net gain (loss)		(67,644,929)
Net increase (decrease) in net assets resulting from operations		$(64,585,163)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,059,766	$3,741,270
Net realized gain (loss)	(13,252,430)	26,178,157
Change in net unrealized appreciation (depreciation)	(54,392,499)	24,955,718
Net increase (decrease) in net assets resulting from operations	(64,585,163)	54,875,145
Distributions to shareholders	-	(39,900,442)
Share transactions
Proceeds from sales of shares	36,785,821	712,970,980
Reinvestment of distributions	-	37,862,407
Cost of shares redeemed	(198,805,690)	(395,931,225)
Net increase (decrease) in net assets resulting from share transactions	(162,019,869)	354,902,162
Total increase (decrease) in net assets	(226,605,032)	369,876,865

Net Assets
Beginning of period	713,338,298	343,461,433
End of period	$486,733,266	$713,338,298

Other Information
Shares
Sold	430,363	7,347,600
Issued in reinvestment of distributions	-	384,753
Redeemed	(2,324,624)	(4,219,107)
Net increase (decrease)	(1,894,261)	3,513,246

Construction and Housing Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$89.80	$77.53	$58.56	$54.22	$59.88	$61.70
Income from Investment Operations
Net investment income (loss) B,C	.47	.57	.59	.53	.49	.44
Net realized and unrealized gain (loss)	(9.81)	17.59	21.82	8.71	1.32	6.58
Total from investment operations	(9.34)	18.16	22.41	9.24	1.81	7.02
Distributions from net investment income	-	(.53)	(.61)	(.60)	(.55)	(.30)
Distributions from net realized gain	-	(5.36)	(2.83)	(4.31)	(6.92)	(8.53)
Total distributions	-	(5.89)	(3.44)	(4.90) D	(7.47)	(8.84) D
Redemption fees added to paid in capital B	-	-	-	-	-	- E
Net asset value, end of period	$80.46	$89.80	$77.53	$58.56	$54.22	$59.88
Total Return F,G	(10.40)%	22.95%	41.70%	17.10%	4.03%	11.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.76% J	.75%	.78%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.76% J	.75%	.78%	.79%	.80%	.80%
Expenses net of all reductions	.76% J	.75%	.77%	.79%	.79%	.79%
Net investment income (loss)	1.11% J	.60%	.94%	.88%	.86%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$486,733	$713,338	$343,461	$318,905	$225,255	$331,418
Portfolio turnover rate K	14% J	70%	93%	161%	90%	56%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Consumer Discretionary Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Amazon.com, Inc.	23.6
Tesla, Inc.	15.0
The Home Depot, Inc.	4.8
Lowe's Companies, Inc.	4.8
TJX Companies, Inc.	3.5
NIKE, Inc. Class B	3.5
Hilton Worldwide Holdings, Inc.	2.7
Booking Holdings, Inc.	2.3
Marriott International, Inc. Class A	2.1
Capri Holdings Ltd.	2.0
64.3

Industries (% of Fund's net assets)

Internet & Direct Marketing Retail	24.4
Specialty Retail	19.8
Hotels, Restaurants & Leisure	17.7
Automobiles	15.4
Textiles, Apparel & Luxury Goods	12.0
Multiline Retail	6.0
Household Durables	1.9
Food & Staples Retailing	0.9
Commercial Services & Supplies	0.4
Auto Components	0.3
Building Products	0.3
Distributors	0.1

Consumer Discretionary Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Adient PLC (a)	44,600	1,480,720
Automobiles - 15.4%
Automobile Manufacturers - 15.4%
Ferrari NV	8,547	1,663,759
Tesla, Inc. (a)	235,771	64,980,845
		66,644,604
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	66,406	1,211,910
Commercial Services & Supplies - 0.4%
Diversified Support Services - 0.4%
Copart, Inc. (a)	14,328	1,714,345
Distributors - 0.1%
Distributors - 0.1%
Pool Corp.	1,688	572,553
Food & Staples Retailing - 0.9%
Food Distributors - 0.9%
Performance Food Group Co. (a)	78,978	3,947,320
Hotels, Restaurants & Leisure - 17.7%
Casinos & Gaming - 2.7%
Caesars Entertainment, Inc. (a)	76,308	3,290,401
Churchill Downs, Inc.	28,691	5,654,709
Penn Entertainment, Inc. (a)	88,794	2,773,037
		11,718,147
Hotels, Resorts & Cruise Lines - 7.6%
Airbnb, Inc. Class A (a)	10,663	1,206,199
Booking Holdings, Inc. (a)	5,235	9,819,865
Hilton Worldwide Holdings, Inc.	92,331	11,759,276
Lindblad Expeditions Holdings (a)	111,731	863,681
Marriott International, Inc. Class A	60,679	9,328,789
		32,977,810
Leisure Facilities - 1.0%
Planet Fitness, Inc. (a)	41,333	2,800,311
Vail Resorts, Inc.	5,481	1,231,471
		4,031,782
Restaurants - 6.4%
ARAMARK Holdings Corp.	157,044	5,608,041
Brinker International, Inc. (a)	29,430	721,329
Chipotle Mexican Grill, Inc. (a)	4,735	7,560,848
Domino's Pizza, Inc.	12,574	4,675,768
Dutch Bros, Inc. (b)	29,371	1,072,042
McDonald's Corp.	22,865	5,768,382
Wingstop, Inc. (b)	21,121	2,404,837
		27,811,247
TOTAL HOTELS, RESTAURANTS & LEISURE		76,538,986
Household Durables - 1.9%
Home Furnishings - 0.7%
Tempur Sealy International, Inc.	117,887	2,948,354
Homebuilding - 1.2%
KB Home	65,600	1,879,440
PulteGroup, Inc.	87,400	3,553,684
		5,433,124
TOTAL HOUSEHOLD DURABLES		8,381,478
Internet & Direct Marketing Retail - 24.4%
Internet & Direct Marketing Retail - 24.4%
Amazon.com, Inc. (a)	805,115	102,064,429
eBay, Inc.	79,916	3,526,693
		105,591,122
Multiline Retail - 6.0%
General Merchandise Stores - 6.0%
Dollar General Corp.	34,424	8,172,946
Dollar Tree, Inc. (a)	52,470	7,119,130
Ollie's Bargain Outlet Holdings, Inc. (a)	55,682	3,079,771
Target Corp.	46,125	7,395,683
		25,767,530
Specialty Retail - 19.8%
Apparel Retail - 5.3%
Burlington Stores, Inc. (a)	45,017	6,310,933
TJX Companies, Inc.	246,187	15,349,759
Victoria's Secret & Co. (a)	40,749	1,362,647
		23,023,339
Automotive Retail - 0.2%
O'Reilly Automotive, Inc. (a)	1,500	1,045,680
Home Improvement Retail - 11.1%
Floor & Decor Holdings, Inc. Class A (a)(b)	79,857	6,497,166
Lowe's Companies, Inc.	105,591	20,499,437
The Home Depot, Inc.	72,541	20,922,275
		47,918,878
Specialty Stores - 3.2%
Bath & Body Works, Inc.	39,528	1,475,580
Dick's Sporting Goods, Inc. (b)	62,247	6,621,213
Five Below, Inc. (a)	38,772	4,958,163
Sally Beauty Holdings, Inc. (a)	53,100	790,128
		13,845,084
TOTAL SPECIALTY RETAIL		85,832,981
Textiles, Apparel & Luxury Goods - 12.0%
Apparel, Accessories & Luxury Goods - 6.2%
Capri Holdings Ltd. (a)	182,518	8,611,199
lululemon athletica, Inc. (a)	20,030	6,008,199
LVMH Moet Hennessy Louis Vuitton SE	3,173	2,047,432
PVH Corp.	53,368	3,001,950
Tapestry, Inc.	210,688	7,317,194
		26,985,974
Footwear - 5.8%
Crocs, Inc. (a)	18,608	1,371,410
Deckers Outdoor Corp. (a)	21,727	6,986,751
NIKE, Inc. Class B	143,262	15,250,240
On Holding AG	41,093	821,449
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,600	778,680
		25,208,530
TOTAL TEXTILES, APPAREL & LUXURY GOODS		52,194,504
TOTAL COMMON STOCKS (Cost $291,343,022)		429,878,053

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	2,697,270	2,697,809
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	15,158,898	15,160,414
TOTAL MONEY MARKET FUNDS (Cost $17,858,223)		17,858,223

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $309,201,245)	447,736,276
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(14,200,752)
NET ASSETS - 100.0%	433,535,524

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	-	47,446,101	44,748,292	13,714	-	-	2,697,809	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	6,819,964	53,133,269	44,792,819	206,017	-	-	15,160,414	0.0%
Total	6,819,964	100,579,370	89,541,111	219,731	-	-	17,858,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	429,878,053	427,830,621	2,047,432	-

Money Market Funds	17,858,223	17,858,223	-	-
Total Investments in Securities:	447,736,276	445,688,844	2,047,432	-
Consumer Discretionary Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,669,114) - See accompanying schedule:	$429,878,053
Unaffiliated issuers (cost $291,343,022)
Fidelity Central Funds (cost $17,858,223)	17,858,223

Total Investment in Securities (cost $309,201,245)		$447,736,276
Receivable for investments sold		5,610,155
Receivable for fund shares sold		676,772
Dividends receivable		357,229
Distributions receivable from Fidelity Central Funds		52,008
Prepaid expenses		3,274
Other receivables		18,283
Total assets		454,453,997
Liabilities
Payable for investments purchased	4,881,708
Payable for fund shares redeemed	585,473
Accrued management fee	202,206
Other affiliated payables	71,893
Other payables and accrued expenses	21,068
Collateral on securities loaned	15,156,125
Total Liabilities		20,918,473
Net Assets		$433,535,524
Net Assets consist of:
Paid in capital		$296,913,877
Total accumulated earnings (loss)		136,621,647
Net Assets		$433,535,524
Net Asset Value , offering price and redemption price per share ($433,535,524 ÷ 9,009,185 shares)		$48.12

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$1,522,999
Income from Fidelity Central Funds (including $206,017 from security lending)		219,731
Total Income		1,742,730
Expenses
Management fee	$1,041,046
Transfer agent fees	329,506
Accounting fees	73,206
Custodian fees and expenses	7,617
Independent trustees' fees and expenses	626
Registration fees	44,530
Audit	18,117
Legal	1,296
Interest	966
Miscellaneous	1,814
Total expenses before reductions	1,518,724
Expense reductions	(6,882)
Total expenses after reductions		1,511,842
Net Investment income (loss)		230,888
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,855,521
Foreign currency transactions	4,289
Total net realized gain (loss)		9,859,810
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(66,011,127)
Assets and liabilities in foreign currencies	(1,580)
Total change in net unrealized appreciation (depreciation)		(66,012,707)
Net gain (loss)		(56,152,897)
Net increase (decrease) in net assets resulting from operations		$(55,922,009)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$230,888	$(1,380,277)
Net realized gain (loss)	9,859,810	69,875,616
Change in net unrealized appreciation (depreciation)	(66,012,707)	(55,774,464)
Net increase (decrease) in net assets resulting from operations	(55,922,009)	12,720,875
Distributions to shareholders	(36,774,708)	(57,919,716)
Share transactions
Proceeds from sales of shares	155,370,794	211,466,743
Reinvestment of distributions	34,045,259	54,428,730
Cost of shares redeemed	(81,858,376)	(385,959,972)
Net increase (decrease) in net assets resulting from share transactions	107,557,677	(120,064,499)
Total increase (decrease) in net assets	14,860,960	(165,263,340)

Net Assets
Beginning of period	418,674,564	583,937,904
End of period	$433,535,524	$418,674,564

Other Information
Shares
Sold	3,373,508	2,966,018
Issued in reinvestment of distributions	613,871	780,014
Redeemed	(1,600,113)	(5,710,596)
Net increase (decrease)	2,387,266	(1,964,564)

Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$63.23	$68.01	$45.58	$44.31	$43.65	$37.00
Income from Investment Operations
Net investment income (loss) B,C	.03	(.16)	(.03)	.11	.12	.16
Net realized and unrealized gain (loss)	(9.31)	1.92	23.23	2.26	1.87	8.17
Total from investment operations	(9.28)	1.76	23.20	2.37	1.99	8.33
Distributions from net investment income	-	-	-	(.11)	(.15)	(.14)
Distributions from net realized gain	(5.83)	(6.54)	(.77)	(.99)	(1.18)	(1.54)
Total distributions	(5.83)	(6.54)	(.77)	(1.10)	(1.33)	(1.68)
Net asset value, end of period	$48.12	$63.23	$68.01	$45.58	$44.31	$43.65
Total Return D,E	(15.90)%	1.88%	50.96%	5.30%	4.81%	22.79%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.77% H	.73%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.76% H	.73%	.76%	.76%	.77%	.78%
Expenses net of all reductions	.76% H	.73%	.75%	.76%	.77%	.77%
Net investment income (loss)	.12% H	(.22)%	(.06)%	.23%	.27%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$433,536	$418,675	$583,938	$402,403	$433,188	$819,937
Portfolio turnover rate I	57% H	38%	55%	41% J	46% J	74%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Leisure Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

McDonald's Corp.	17.4
Booking Holdings, Inc.	12.8
Marriott International, Inc. Class A	7.9
Hilton Worldwide Holdings, Inc.	7.3
Airbnb, Inc. Class A	4.9
Chipotle Mexican Grill, Inc.	4.8
Domino's Pizza, Inc.	4.8
Yum! Brands, Inc.	4.4
Restaurant Brands International, Inc.	3.7
Caesars Entertainment, Inc.	3.6
71.6

Industries (% of Fund's net assets)

Hotels, Restaurants & Leisure	87.0
Food & Staples Retailing	3.6
Beverages	2.3
IT Services	1.8
Media	1.7
Diversified Consumer Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Specialty Retail	0.3
Entertainment	0.2

Leisure Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Beverages - 2.3%
Soft Drinks - 2.3%
The Coca-Cola Co.	193,400	11,934,714
Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
OneSpaWorld Holdings Ltd. (a)(b)	498,100	4,388,261
Rover Group, Inc. Class A (a)	203,700	776,097
		5,164,358
Entertainment - 0.2%
Interactive Home Entertainment - 0.2%
Playstudios, Inc. Class A (a)(b)	324,500	1,174,690
Food & Staples Retailing - 3.6%
Food Distributors - 2.7%
U.S. Foods Holding Corp. (a)	467,600	14,317,912
Food Retail - 0.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	106,500	4,576,739
TOTAL FOOD & STAPLES RETAILING		18,894,651
Hotels, Restaurants & Leisure - 87.0%
Casinos & Gaming - 7.8%
Bally's Corp. (a)(b)	133,700	3,167,353
Caesars Entertainment, Inc. (a)	435,949	18,798,121
Churchill Downs, Inc.	59,448	11,716,606
Flutter Entertainment PLC (a)	42,500	5,314,923
Penn Entertainment, Inc. (a)	63,000	1,967,490
		40,964,493
Hotels, Resorts & Cruise Lines - 33.7%
Airbnb, Inc. Class A (a)	228,100	25,802,672
Booking Holdings, Inc. (a)	35,976	67,484,141
Hilton Worldwide Holdings, Inc.	303,332	38,632,364
Lindblad Expeditions Holdings (a)(b)	524,900	4,057,477
Marriott International, Inc. Class A	273,825	42,097,856
		178,074,510
Leisure Facilities - 1.6%
Vail Resorts, Inc.	37,182	8,354,052
Restaurants - 43.9%
Brinker International, Inc. (a)	222,400	5,451,024
Chipotle Mexican Grill, Inc. (a)	16,009	25,563,171
Domino's Pizza, Inc.	68,142	25,339,284
Dutch Bros, Inc. (b)	78,700	2,872,550
First Watch Restaurant Group, Inc. (b)	217,000	3,639,090
McDonald's Corp.	364,993	92,080,431
Noodles & Co. (a)	544,100	2,584,475
Restaurant Brands International, Inc.	334,174	19,727,042
Ruth's Hospitality Group, Inc.	318,000	5,793,960
Starbucks Corp.	212,956	17,903,211
Wingstop, Inc. (b)	72,400	8,243,464
Yum! Brands, Inc.	207,300	23,060,052
		232,257,754
TOTAL HOTELS, RESTAURANTS & LEISURE		459,650,809
IT Services - 1.8%
Data Processing & Outsourced Services - 1.8%
Flywire Corp. (a)	245,300	6,098,158
Toast, Inc.	188,800	3,573,984
		9,672,142
Media - 1.7%
Broadcasting - 1.7%
Liberty Media Corp. Liberty Media Class A (a)	155,700	9,050,841
Specialty Retail - 0.3%
Automotive Retail - 0.3%
Diversified Royalty Corp. (b)	834,100	1,784,613
Textiles, Apparel & Luxury Goods - 1.0%
Apparel, Accessories & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	8,400	5,420,242
TOTAL COMMON STOCKS (Cost $424,518,169)		522,747,060

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	3,701,089	3,701,830
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	17,979,542	17,981,340
TOTAL MONEY MARKET FUNDS (Cost $21,683,170)		21,683,170

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $446,201,339)	544,430,230
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(15,858,460)
NET ASSETS - 100.0%	528,571,770

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,262,544	26,204,504	23,765,218	8,260	-	-	3,701,830	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	19,544,251	154,391,873	155,954,784	656,353	-	-	17,981,340	0.1%
Total	20,806,795	180,596,377	179,720,002	664,613	-	-	21,683,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	522,747,060	517,326,818	5,420,242	-

Money Market Funds	21,683,170	21,683,170	-	-
Total Investments in Securities:	544,430,230	539,009,988	5,420,242	-
Leisure Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,447,513) - See accompanying schedule:	$522,747,060
Unaffiliated issuers (cost $424,518,169)
Fidelity Central Funds (cost $21,683,170)	21,683,170

Total Investment in Securities (cost $446,201,339)		$544,430,230
Foreign currency held at value (cost $6,846)		6,755
Receivable for investments sold		2,038,336
Receivable for fund shares sold		89,284
Dividends receivable		816,732
Distributions receivable from Fidelity Central Funds		99,708
Prepaid expenses		2,637
Other receivables		3,571
Total assets		547,487,253
Liabilities
Payable for fund shares redeemed	580,487
Accrued management fee	244,618
Other affiliated payables	88,821
Other payables and accrued expenses	20,217
Collateral on securities loaned	17,981,340
Total Liabilities		18,915,483
Net Assets		$528,571,770
Net Assets consist of:
Paid in capital		$433,560,826
Total accumulated earnings (loss)		95,010,944
Net Assets		$528,571,770
Net Asset Value , offering price and redemption price per share ($528,571,770 ÷ 37,456,808 shares)		$14.11

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$2,761,453
Income from Fidelity Central Funds (including $656,353 from security lending)		664,613
Total Income		3,426,066
Expenses
Management fee	$1,484,709
Transfer agent fees	463,888
Accounting fees	101,387
Custodian fees and expenses	3,415
Independent trustees' fees and expenses	928
Registration fees	24,078
Audit	17,704
Legal	1,299
Miscellaneous	2,021
Total expenses before reductions	2,099,429
Expense reductions	(9,337)
Total expenses after reductions		2,090,092
Net Investment income (loss)		1,335,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,239,628)
Foreign currency transactions	256
Total net realized gain (loss)		(2,239,372)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(72,131,702)
Assets and liabilities in foreign currencies	(1,705)
Total change in net unrealized appreciation (depreciation)		(72,133,407)
Net gain (loss)		(74,372,779)
Net increase (decrease) in net assets resulting from operations		$(73,036,805)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,335,974	$336,640
Net realized gain (loss)	(2,239,372)	141,336,647
Change in net unrealized appreciation (depreciation)	(72,133,407)	(91,223,907)
Net increase (decrease) in net assets resulting from operations	(73,036,805)	50,449,380
Distributions to shareholders	(16,564,419)	(140,839,314)
Share transactions
Proceeds from sales of shares	25,133,200	249,737,495
Reinvestment of distributions	15,579,357	130,602,409
Cost of shares redeemed	(69,339,825)	(296,858,478)
Net increase (decrease) in net assets resulting from share transactions	(28,627,268)	83,481,426
Total increase (decrease) in net assets	(118,228,492)	(6,908,508)

Net Assets
Beginning of period	646,800,262	653,708,770
End of period	$528,571,770	$646,800,262

Other Information
Shares
Sold	1,692,062	13,101,449
Issued in reinvestment of distributions	1,011,647	7,680,514
Redeemed	(4,744,914)	(15,791,115)
Net increase (decrease)	(2,041,205)	4,990,848

Leisure Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$16.38	$18.94	$13.89	$14.53	$16.58	$14.14
Income from Investment Operations
Net investment income (loss) C,D	.03	.01	.07	.12	.16	.18
Net realized and unrealized gain (loss)	(1.87)	1.41	5.40	.25	.39	3.31
Total from investment operations	(1.84)	1.42	5.47	.37	.55	3.49
Distributions from net investment income	(.01)	(.02)	(.08)	(.11)	(.16)	(.14)
Distributions from net realized gain	(.42)	(3.96)	(.34)	(.89)	(2.44)	(.91)
Total distributions	(.43)	(3.98)	(.42)	(1.01) E	(2.60)	(1.05)
Redemption fees added to paid in capital C	-	-	-	-	- F	- F
Net asset value, end of period	$14.11	$16.38	$18.94	$13.89	$14.53	$16.58
Total Return G,H	(11.45)%	7.53%	41.30%	1.76%	4.48%	24.75%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.74% K	.73%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.74% K	.73%	.77%	.75%	.76%	.77%
Expenses net of all reductions	.74% K	.73%	.76%	.75%	.76%	.77%
Net investment income (loss)	.47% K	.05%	.48%	.79%	1.05%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$528,572	$646,800	$653,709	$431,146	$472,923	$544,540
Portfolio turnover rate L	32% K	79%	72%	53%	41%	56%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that soccurred on August 10, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Retailing Portfolio
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Amazon.com, Inc.	24.5
The Home Depot, Inc.	10.9
Lowe's Companies, Inc.	7.9
Target Corp.	5.8
Dollar General Corp.	4.9
TJX Companies, Inc.	4.8
Dollar Tree, Inc.	3.8
O'Reilly Automotive, Inc.	3.8
eBay, Inc.	3.8
Five Below, Inc.	3.3
73.5

Industries (% of Fund's net assets)

Specialty Retail	43.6
Internet & Direct Marketing Retail	31.6
Multiline Retail	17.5
Textiles, Apparel & Luxury Goods	5.3
Food & Staples Retailing	0.5

Retailing Portfolio
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
Food & Staples Retailing - 0.5%
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	191,640	14,275,264
Internet & Direct Marketing Retail - 31.6%
Internet & Direct Marketing Retail - 31.6%
Amazon.com, Inc. (a)	5,541,400	702,483,276
eBay, Inc. (b)	2,440,100	107,681,613
Etsy, Inc. (a)	290,860	30,717,725
MercadoLibre, Inc. (a)	65,400	55,940,544
The RealReal, Inc. (a)(b)	2,040,833	4,367,383
thredUP, Inc. (a)	677,862	1,633,647
Wayfair LLC Class A (a)	37,600	1,981,896
		904,806,084
Multiline Retail - 17.5%
Department Stores - 0.8%
Nordstrom, Inc. (b)	1,310,100	22,415,811
General Merchandise Stores - 16.7%
Dollar General Corp.	597,500	141,858,450
Dollar Tree, Inc. (a)	807,800	109,602,304
Franchise Group, Inc.	53,774	1,822,401
Ollie's Bargain Outlet Holdings, Inc. (a)	1,082,959	59,898,462
Target Corp.	1,036,600	166,208,444
		479,390,061
TOTAL MULTILINE RETAIL		501,805,872
Specialty Retail - 43.6%
Apparel Retail - 8.7%
American Eagle Outfitters, Inc. (b)	1,485,400	16,725,604
Burlington Stores, Inc. (a)	401,694	56,313,482
TJX Companies, Inc.	2,208,832	137,720,675
Victoria's Secret & Co. (a)(b)	1,108,633	37,072,688
		247,832,449
Automotive Retail - 3.8%
O'Reilly Automotive, Inc. (a)	154,900	107,983,888
Home Improvement Retail - 21.8%
Floor & Decor Holdings, Inc. Class A (a)(b)	1,046,737	85,162,522
Lowe's Companies, Inc.	1,172,800	227,687,392
The Home Depot, Inc.	1,083,700	312,560,754
		625,410,668
Homefurnishing Retail - 1.2%
RH (a)	135,000	34,547,850
Specialty Stores - 8.1%
Bath & Body Works, Inc.	1,077,800	40,234,274
Dick's Sporting Goods, Inc. (b)	125,000	13,296,250
Five Below, Inc. (a)(b)	728,900	93,211,732
Ulta Beauty, Inc. (a)	200,500	84,183,935
		230,926,191
TOTAL SPECIALTY RETAIL		1,246,701,046
Textiles, Apparel & Luxury Goods - 5.3%
Apparel, Accessories & Luxury Goods - 4.4%
Canada Goose Holdings, Inc. (a)(b)	278,600	5,018,979
Capri Holdings Ltd. (a)	1,340,200	63,230,636
lululemon athletica, Inc. (a)	80,657	24,193,874
Tapestry, Inc.	988,200	34,320,186
		126,763,675
Footwear - 0.9%
Deckers Outdoor Corp. (a)	79,400	25,532,658
TOTAL TEXTILES, APPAREL & LUXURY GOODS		152,296,333
TOTAL COMMON STOCKS (Cost $1,702,877,266)		2,819,884,599

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	12,951,696	12,954,287
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	186,593,022	186,611,682
TOTAL MONEY MARKET FUNDS (Cost $199,565,969)		199,565,969

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $1,902,443,235)	3,019,450,568
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(156,801,426)
NET ASSETS - 100.0%	2,862,649,142

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	-	284,926,971	271,972,684	216,866	-	-	12,954,287	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	262,083,095	896,038,423	971,509,836	91,557	-	-	186,611,682	0.5%
Total	262,083,095	1,180,965,394	1,243,482,520	308,423	-	-	199,565,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,819,884,599	2,819,884,599	-	-

Money Market Funds	199,565,969	199,565,969	-	-
Total Investments in Securities:	3,019,450,568	3,019,450,568	-	-
Retailing Portfolio
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $178,483,080) - See accompanying schedule:	$2,819,884,599
Unaffiliated issuers (cost $1,702,877,266)
Fidelity Central Funds (cost $199,565,969)	199,565,969

Total Investment in Securities (cost $1,902,443,235)		$3,019,450,568
Receivable for investments sold		28,673,462
Receivable for fund shares sold		390,023
Dividends receivable		5,063,132
Distributions receivable from Fidelity Central Funds		59,120
Prepaid expenses		12,359
Other receivables		18,093
Total assets		3,053,666,757
Liabilities
Payable for fund shares redeemed	2,561,244
Accrued management fee	1,355,229
Other affiliated payables	471,475
Other payables and accrued expenses	22,320
Collateral on securities loaned	186,607,347
Total Liabilities		191,017,615
Net Assets		$2,862,649,142
Net Assets consist of:
Paid in capital		$1,776,081,898
Total accumulated earnings (loss)		1,086,567,244
Net Assets		$2,862,649,142
Net Asset Value , offering price and redemption price per share ($2,862,649,142 ÷ 174,268,556 shares)		$16.43

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$18,705,659
Income from Fidelity Central Funds (including $91,557 from security lending)		308,423
Total Income		19,014,082
Expenses
Management fee	$8,317,896
Transfer agent fees	2,562,043
Accounting fees	432,806
Custodian fees and expenses	8,490
Independent trustees' fees and expenses	5,219
Registration fees	22,731
Audit	17,704
Legal	1,385
Interest	3,488
Miscellaneous	11,331
Total expenses before reductions	11,383,093
Expense reductions	(53,349)
Total expenses after reductions		11,329,744
Net Investment income (loss)		7,684,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(35,650,121)
Foreign currency transactions	1,437
Total net realized gain (loss)		(35,648,684)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(546,638,583)
Unfunded commitments	1,090,000
Assets and liabilities in foreign currencies	(2,792)
Total change in net unrealized appreciation (depreciation)		(545,551,375)
Net gain (loss)		(581,200,059)
Net increase (decrease) in net assets resulting from operations		$(573,515,721)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,684,338	$(3,062,137)
Net realized gain (loss)	(35,648,684)	530,772,015
Change in net unrealized appreciation (depreciation)	(545,551,375)	(548,230,610)
Net increase (decrease) in net assets resulting from operations	(573,515,721)	(20,520,732)
Distributions to shareholders	(73,979,629)	(645,718,415)
Share transactions
Proceeds from sales of shares	87,168,320	589,399,734
Reinvestment of distributions	69,737,425	608,923,199
Cost of shares redeemed	(350,952,082)	(883,831,786)
Net increase (decrease) in net assets resulting from share transactions	(194,046,337)	314,491,147
Total increase (decrease) in net assets	(841,541,687)	(351,748,000)

Net Assets
Beginning of period	3,704,190,829	4,055,938,829
End of period	$2,862,649,142	$3,704,190,829

Other Information
Shares
Sold	4,905,945	24,397,911
Issued in reinvestment of distributions	3,587,316	26,457,673
Redeemed	(20,173,527)	(37,526,804)
Net increase (decrease)	(11,680,266)	13,328,780

Retailing Portfolio

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019 B	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$19.92	$23.50	$15.71	$15.01	$14.35	$11.56
Income from Investment Operations
Net investment income (loss) C,D	.04	(.02)	(.01)	.04	.03	.04
Net realized and unrealized gain (loss)	(3.12)	.11	9.35	1.02	.93	3.23
Total from investment operations	(3.08)	.09	9.34	1.06	.96	3.27
Distributions from net investment income	-	-	-	(.05)	(.02)	(.03)
Distributions from net realized gain	(.41)	(3.67)	(1.55)	(.31)	(.27)	(.45)
Total distributions	(.41)	(3.67)	(1.55)	(.36)	(.30) E	(.48)
Net asset value, end of period	$16.43	$19.92	$23.50	$15.71	$15.01	$14.35
Total Return F,G	(15.80)%	(1.23)%	59.90%	7.02%	6.83%	28.66%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.72% J	.70%	.73%	.74%	.76%	.78%
Expenses net of fee waivers, if any	.72% J	.70%	.73%	.74%	.75%	.77%
Expenses net of all reductions	.72% J	.70%	.73%	.74%	.75%	.77%
Net investment income (loss)	.49% J	(.07)%	(.07)%	.26%	.20%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,862,649	$3,704,191	$4,055,939	$2,698,998	$3,035,591	$2,329,366
Portfolio turnover rate K	34% J	33%	46%	17%	34%	24%

A For the year ended February 29.

B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.

Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Each class of Communication Services Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio, investment income, realized and unrealized capital gains and losses, common expenses, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Automotive Portfolio	$ 109,645,877	$ 36,389,789	$ (8,972,496)	$ 27,417,293
Communication Services Portfolio	776,436,055	195,675,659	(150,436,066)	45,239,593
Construction and Housing Portfolio	395,542,441	167,539,809	(47,184,938)	120,354,871
Consumer Discretionary Portfolio	311,271,010	149,311,645	(12,846,379)	136,465,266
Leisure Portfolio	447,838,718	148,324,958	(51,733,446)	96,591,512
Retailing Portfolio	1,904,664,933	1,332,852,163	(218,066,528)	1,114,785,635

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to February 28, 2022. Loss deferrals were as follows:

Capital losses
Communication Services Portfolio	$(5,076,729)
Construction and Housing Portfolio	(79,816)
Consumer Discretionary Portfolio	(9,825,218)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Communication Services Portfolio	Twitter, Inc.	$1,724,102	--

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, Retailing Portfolio had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	43,453,927	58,029,664
Communication Services Portfolio	95,840,034	177,199,915
Construction and Housing Portfolio	37,519,244	199,079,520
Consumer Discretionary Portfolio	179,401,853	115,709,471
Leisure Portfolio	90,257,687	138,749,736
Retailing Portfolio	522,825,616	809,036,571
5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.23%	.52%
Communication Services Portfolio	.30%	.23%	.53%
Construction and Housing Portfolio	.30%	.23%	.52%
Consumer Discretionary Portfolio	.30%	.23%	.53%
Leisure Portfolio	.30%	.23%	.53%
Retailing Portfolio	.30%	.23%	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Communication Services Portfolio
Class A	-%	.25%	$ 34,192	$ 918
Class M	.25%	.25%	12,350	-
Class C	.75%	.25%	39,048	9,895
			$ 85,590	$ 10,813

Sales Load. For Communication Services Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Communication Services Portfolio
Class A	$ 5,863
Class M	401
Class C A	379
$ 6,643
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class (Communication Services Portfolio) or Fund (all other Funds). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective class or Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were as follows:

	Amount	% of Average Net Assets A
Automotive Portfolio	$155,582.24
Communication Services Portfolio
Class A	31,820.23
Class M	5,571.23
Class C	8,032.21
Communication Services	825,432.21
Class I	19,112.18
Class Z	1,017.04
	890,984
Construction and Housing Portfolio	496,370.18
Consumer Discretionary Portfolio	329,506.17
Leisure Portfolio	463,888.16
Retailing Portfolio	2,562,043.16
A   Annualized.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Automotive Portfolio	.04
Communication Services Portfolio	.03
Construction and Housing Portfolio	.04
Consumer Discretionary Portfolio	.04
Leisure Portfolio	.04
Retailing Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 1,590
Communication Services Portfolio	3,174
Construction and Housing Portfolio	1,279
Consumer Discretionary Portfolio	1,803
Leisure Portfolio	2,497
Retailing Portfolio	6,844

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Construction and Housing Portfolio	Borrower	$8,206,000.32%		$72
Consumer Discretionary Portfolio	Borrower	$ 3,766,000.75%		$866
Retailing Portfolio	Borrower	$ 6,545,864.87%		$3,488

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Automotive Portfolio	13,173	547,464	(147,225)
Communication Services Portfolio	1,825,396	3,799,821	615,355
Construction and Housing Portfolio	2,651,753	8,020,386	(92,961)
Consumer Discretionary Portfolio	14,177,689	7,367,526	(5,043,737)
Leisure Portfolio	6,850,092	8,333,248	(3,087,269)
Retailing Portfolio	48,798,865	48,105,815	(2,306,505)
6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Automotive Portfolio	$ 134
Communication Services Portfolio	858
Construction and Housing Portfolio	579
Consumer Discretionary Portfolio	369
Leisure Portfolio	532
Retailing Portfolio	3,059
7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Automotive Portfolio	$ 16,571	$ 3	$-
Communication Services Portfolio	$ 1,530	$ 55	$-
Construction and Housing Portfolio	$ 671	$ -	$ -
Consumer Discretionary Portfolio	$ 21,539	$ 23,071	$ -
Leisure Portfolio	$ 67,903	$ 126,839	$-
Retailing Portfolio	$ 9,123	$ -	$ -

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary Portfolio	$ 288,000.83%		$ 100
9. Expense Reductions.

Through arrangements with each custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Automotive Portfolio	$ 275

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Automotive Portfolio	$ 2,262
Construction and Housing Portfolio	9,574
Consumer Discretionary Portfolio	6,882
Leisure Portfolio	9,337
Retailing Portfolio	53,349

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Communication Services Portfolio	$14,885
10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2022	Year ended February 28, 2022
Communication Services Portfolio
Distributions to shareholders
Class A	$ -	$ 1,776,273
Class M	-	363,201
Class C	-	474,822
Communication Services	-	59,014,431
Class I	-	1,922,707
Class Z	-	354,330
Total	$ -	$ 63,905,764

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2022	Year ended February 28, 2022	Six months ended August 31, 2022	Year ended February 28, 2022
Communication Services Portfolio
Class A
Shares sold	67,287	288,312	$ 4,448,593	$ 27,200,334
Reinvestment of distributions	-	19,346	-	1,740,757
Shares redeemed	(83,267)	(140,910)	(5,640,573)	(12,635,364)
Net increase (decrease)	(15,980)	166,748	$ (1,191,980)	$ 16,305,727
Class M
Shares sold	6,670	38,436	$ 436,486	$ 3,599,648
Reinvestment of distributions	-	3,956	-	355,421
Shares redeemed	(8,224)	(29,716)	(569,652)	(2,591,005)
Net increase (decrease)	(1,554)	12,676	$ (133,166)	$ 1,364,064
Class C
Shares sold	25,013	59,277	$ 1,627,983	$ 5,482,069
Reinvestment of distributions	-	5,320	-	471,861
Shares redeemed	(18,167)	(27,914)	(1,213,588)	(2,486,600)
Net increase (decrease)	6,846	36,683	$ 414,395	$ 3,467,330
Communication Services
Shares sold	582,671	6,404,833	$ 40,395,880	$ 608,572,415
Reinvestment of distributions	-	621,227	-	56,410,302
Shares redeemed	(1,556,642)	(4,677,647)	(107,674,662)	(433,498,431)
Net increase (decrease)	(973,971)	2,348,413	$ (67,278,782)	$ 231,484,286
Class I
Shares sold	37,374	316,400	$ 2,599,501	$ 30,080,975
Reinvestment of distributions	-	19,631	-	1,780,227
Shares redeemed	(216,214)	(231,351)	(15,083,741)	(20,888,532)
Net increase (decrease)	(178,840)	104,680	$ (12,484,240)	$ 10,972,670
Class Z
Shares sold	12,504	98,916	$ 873,915	$ 9,255,551
Reinvestment of distributions	-	3,767	-	340,659
Shares redeemed	(37,190)	(64,255)	(2,542,266)	(5,703,077)
Net increase (decrease)	(24,686)	38,428	$ (1,668,351)	$ 3,893,133

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Automotive Portfolio	.88%
Actual		$ 1,000	$ 844.20	$ 4.09
Hypothetical- B		$ 1,000	$ 1,020.77	$ 4.48
Communication Services Portfolio
Class A	1.06%
Actual		$ 1,000	$ 804.00	$ 4.82
Hypothetical- B		$ 1,000	$ 1,019.86	$ 5.40
Class M	1.30%
Actual		$ 1,000	$ 803.10	$ 5.91
Hypothetical- B		$ 1,000	$ 1,018.65	$ 6.61
Class C	1.78%
Actual		$ 1,000	$ 801.10	$ 8.08
Hypothetical- B		$ 1,000	$ 1,016.23	$ 9.05
Communication Services Portfolio	.78%
Actual		$ 1,000	$ 805.10	$ 3.55
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.97
Class I	.76%
Actual		$ 1,000	$ 805.10	$ 3.46
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87
Class Z	.62%
Actual		$ 1,000	$ 805.70	$ 2.82
Hypothetical- B		$ 1,000	$ 1,022.08	$ 3.16

Construction and Housing Portfolio	.76%
Actual		$ 1,000	$ 896.00	$ 3.63
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87

Consumer Discretionary Portfolio	.76%
Actual		$ 1,000	$ 841.00	$ 3.53
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87

Leisure Portfolio	.74%
Actual		$ 1,000	$ 885.50	$ 3.52
Hypothetical- B		$ 1,000	$ 1,021.48	$ 3.77

Retailing Portfolio	.72%
Actual		$ 1,000	$ 842.00	$ 3.34
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or a representative class (retail class), as applicable; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that Automotive Portfolio had a portfolio manager change in February 2022, Construction and Housing Portfolio had a portfolio manager change in September 2021 and January 2022, and Leisure Portfolio had a portfolio manager change in February 2021. The Board will continue to monitor closely the applicable fund's performance, taking into account the portfolio manager changes.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund or representative class, as applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Automotive Portfolio

Communication Services Portfolio

Construction and Housing Portfolio
Consumer Discretionary Portfolio
The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Leisure Portfolio

Retailing Portfolio
The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Automotive Portfolio

Communication Services Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Retailing Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each of Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of each of Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

In its review of the total expense ratio of the representative class (retail class) of Communication Services Portfolio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. The Fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class of Communication Services Portfolio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board considered that Fidelity has contractually agreed to reimburse the Automotive Portfolio to the extent that total operating expenses to the extent that total operating expenses, with certain exceptions, exceed 0.95% through June 30, 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

1.813637.117
SELCON-SANN-1022
Fidelity® Environment and Alternative Energy Fund
Fidelity® Natural Resources Fund

Semi-Annual Report
August 31, 2022

Contents

Fidelity® Environment and Alternative Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Natural Resources Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Environment and Alternative Energy Fund
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	12.3
Tesla, Inc.	10.5
Danaher Corp.	7.2
Linde PLC	6.0
Prologis (REIT), Inc.	4.7
Analog Devices, Inc.	3.8
IBM Corp.	3.8
NextEra Energy, Inc.	3.3
Eaton Corp. PLC	3.2
Xcel Energy, Inc.	2.6
57.4

Industries (% of Fund's net assets)

Software	12.3
Automobiles	10.9
Semiconductors & Semiconductor Equipment	10.1
Chemicals	9.2
Electric Utilities	9.1
Life Sciences Tools & Services	8.2
Electrical Equipment	6.8
Equity Real Estate Investment Trusts (Reits)	6.2
Building Products	5.0
Independent Power and Renewable Electricity Producers	4.4
Machinery	3.9
IT Services	3.8
Containers & Packaging	1.6
Commercial Services & Supplies	1.0
Electronic Equipment & Components	1.0
Professional Services	0.9
Construction & Engineering	0.8
Metals & Mining	0.8
Oil, Gas & Consumable Fuels	0.8
Capital Markets	0.6
Communications Equipment	0.5
Energy Equipment & Services	0.5
Textiles, Apparel & Luxury Goods	0.1

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Environment and Alternative Energy Fund
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Automobiles - 10.9%
Automobile Manufacturers - 10.9%
Tesla, Inc. (a)	255,120	70,313,623
XPeng, Inc. ADR (a)	158,450	2,934,494
		73,248,117
Building Products - 5.0%
Building Products - 5.0%
Johnson Controls International PLC	187,460	10,149,084
Owens Corning	89,220	7,291,951
The AZEK Co., Inc. (a)	130,780	2,386,735
Trane Technologies PLC	89,100	13,727,637
		33,555,407
Capital Markets - 0.6%
Financial Exchanges & Data - 0.6%
Intercontinental Exchange, Inc.	37,090	3,740,527
Chemicals - 9.2%
Industrial Gases - 6.0%
Linde PLC	142,390	40,276,435
Specialty Chemicals - 3.2%
Eastman Chemical Co.	29,240	2,660,840
Ecolab, Inc.	56,530	9,261,310
Koninklijke DSM NV	73,923	9,426,344
		21,348,494
TOTAL CHEMICALS		61,624,929
Commercial Services & Supplies - 1.0%
Environmental & Facility Services - 1.0%
Aker Carbon Capture A/S (a)	762,830	1,648,806
Tetra Tech, Inc.	38,200	5,187,942
		6,836,748
Communications Equipment - 0.5%
Communications Equipment - 0.5%
Cisco Systems, Inc.	75,840	3,391,565
Construction & Engineering - 0.8%
Construction & Engineering - 0.8%
Quanta Services, Inc.	39,200	5,538,960
Containers & Packaging - 1.6%
Metal & Glass Containers - 1.6%
Ball Corp.	193,160	10,780,260
Electric Utilities - 9.1%
Electric Utilities - 9.1%
NextEra Energy, Inc.	263,730	22,432,874
ORSTED A/S (b)	86,900	8,481,659
PG&E Corp. (a)	690,590	8,514,975
Verbund AG	41,680	3,993,860
Xcel Energy, Inc.	235,230	17,465,828
		60,889,196
Electrical Equipment - 6.8%
Electrical Components & Equipment - 5.8%
Acuity Brands, Inc.	61,140	10,022,680
Ceres Power Holdings PLC (a)(c)	214,290	1,616,123
Eaton Corp. PLC	155,010	21,180,566
Sunrun, Inc. (a)	184,950	6,108,899
		38,928,268
Heavy Electrical Equipment - 1.0%
Vestas Wind Systems A/S	275,410	6,891,065
TOTAL ELECTRICAL EQUIPMENT		45,819,333
Electronic Equipment & Components - 1.0%
Electronic Equipment & Instruments - 1.0%
Teledyne Technologies, Inc. (a)	18,140	6,682,050
Energy Equipment & Services - 0.5%
Oil & Gas Equipment & Services - 0.5%
Baker Hughes Co. Class A	123,200	3,112,032
Equity Real Estate Investment Trusts (REITs) - 6.2%
Industrial REITs - 4.7%
Prologis (REIT), Inc.	254,380	31,672,854
Specialized REITs - 1.5%
Weyerhaeuser Co.	286,360	9,782,058
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		41,454,912
Independent Power and Renewable Electricity Producers - 4.4%
Independent Power Producers & Energy Traders - 2.7%
RWE AG	156,100	5,973,712
The AES Corp.	472,220	12,017,999
		17,991,711
Renewable Electricity - 1.7%
Adani Green Energy Ltd. (a)	126,470	3,819,554
Brookfield Renewable Corp.	167,920	6,446,449
Energy Absolute PCL NVDR	652,340	1,518,537
		11,784,540
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		29,776,251
IT Services - 3.8%
IT Consulting & Other Services - 3.8%
IBM Corp.	199,230	25,591,094
Life Sciences Tools & Services - 8.2%
Life Sciences Tools & Services - 8.2%
Agilent Technologies, Inc.	54,540	6,994,755
Danaher Corp.	177,610	47,938,715
		54,933,470
Machinery - 3.9%
Agricultural & Farm Machinery - 1.8%
Deere & Co.	32,520	11,877,930
Construction Machinery & Heavy Trucks - 1.8%
Cummins, Inc.	54,922	11,828,551
Industrial Machinery - 0.3%
Xylem, Inc.	23,110	2,105,321
TOTAL MACHINERY		25,811,802
Metals & Mining - 0.8%
Aluminum - 0.3%
Alcoa Corp.	45,070	2,230,064
Diversified Metals & Mining - 0.5%
Lynas Rare Earths Ltd. (a)	624,972	3,733,628
TOTAL METALS & MINING		5,963,692
Oil, Gas & Consumable Fuels - 0.8%
Oil & Gas Exploration & Production - 0.8%
Denbury, Inc. (a)	57,650	5,126,815
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Jacobs Solutions, Inc.	49,090	6,115,632
Semiconductors & Semiconductor Equipment - 10.1%
Semiconductor Equipment - 4.0%
Enphase Energy, Inc. (a)	46,940	13,445,494
SolarEdge Technologies, Inc. (a)	35,950	9,921,122
Xinyi Solar Holdings Ltd.	2,316,000	3,185,008
		26,551,624
Semiconductors - 6.1%
Allegro MicroSystems LLC (a)	146,410	3,414,281
Analog Devices, Inc.	169,910	25,746,462
onsemi (a)	172,600	11,869,702
		41,030,445
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		67,582,069
Software - 12.3%
Systems Software - 12.3%
Microsoft Corp.	316,980	82,880,758
TOTAL COMMON STOCKS (Cost $652,796,085)		660,455,619

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
CelLink Corp. Series D (d)(e) (Cost $295,699)	14,200	263,552

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (f)	9,899,645	9,901,625
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	373,110	373,148
TOTAL MONEY MARKET FUNDS (Cost $10,274,773)		10,274,773

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $663,366,557)	670,993,944
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,930)
NET ASSETS - 100.0%	670,976,014

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,481,659 or 1.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $263,552 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	295,699
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	620,575	39,579,985	30,298,935	17,083	-	-	9,901,625	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	1,297,050	43,525,883	44,449,785	1,734	-	-	373,148	0.0%
Total	1,917,625	83,105,868	74,748,720	18,817	-	-	10,274,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	660,455,619	623,399,824	37,055,795	-

Convertible Preferred Stocks	263,552	-	-	263,552

Money Market Funds	10,274,773	10,274,773	-	-
Total Investments in Securities:	670,993,944	633,674,597	37,055,795	263,552
Fidelity® Environment and Alternative Energy Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $341,671) - See accompanying schedule:	$660,719,171
Unaffiliated issuers (cost $653,091,784)
Fidelity Central Funds (cost $10,274,773)	10,274,773

Total Investment in Securities (cost $663,366,557)		$670,993,944
Receivable for fund shares sold		773,684
Dividends receivable		1,057,532
Distributions receivable from Fidelity Central Funds		13,967
Prepaid expenses		1,932
Other receivables		4,987
Total assets		672,846,046
Liabilities
Payable for fund shares redeemed	$851,757
Accrued management fee	310,479
Transfer agent fee payable	115,202
Other affiliated payables	18,879
Deferred taxes	178,392
Other payables and accrued expenses	22,175
Collateral on securities loaned	373,148
Total Liabilities		1,870,032
Net Assets		$670,976,014
Net Assets consist of:
Paid in capital		$724,593,335
Total accumulated earnings (loss)		(53,617,321)
Net Assets		$670,976,014
Net Asset Value , offering price and redemption price per share ($670,976,014 ÷ 23,778,417 shares)		$28.22

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$4,935,180
Income from Fidelity Central Funds (including $1,734 from security lending)		18,817
Total Income		4,953,997
Expenses
Management fee	$1,842,028
Transfer agent fees	705,338
Accounting fees	118,848
Custodian fees and expenses	7,774
Independent trustees' fees and expenses	1,132
Registration fees	28,405
Audit	18,254
Legal	2,332
Miscellaneous	1,552
Total expenses before reductions	2,725,663
Expense reductions	(11,599)
Total expenses after reductions		2,714,064
Net Investment income (loss)		2,239,933
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(37,156,663)
Foreign currency transactions	25,393
Total net realized gain (loss)		(37,131,270)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $168,703)	(33,583,423)
Assets and liabilities in foreign currencies	(9,493)
Total change in net unrealized appreciation (depreciation)		(33,592,916)
Net gain (loss)		(70,724,186)
Net increase (decrease) in net assets resulting from operations		$(68,484,253)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,239,933	$2,066,511
Net realized gain (loss)	(37,131,270)	45,207,872
Change in net unrealized appreciation (depreciation)	(33,592,916)	(30,454,510)
Net increase (decrease) in net assets resulting from operations	(68,484,253)	16,819,873
Distributions to shareholders	-	(64,644,758)
Share transactions
Proceeds from sales of shares	77,519,098	631,087,095
Reinvestment of distributions	-	61,338,201
Cost of shares redeemed	(93,800,531)	(262,840,215)
Net increase (decrease) in net assets resulting from share transactions	(16,281,433)	429,585,081
Total increase (decrease) in net assets	(84,765,686)	381,760,196

Net Assets
Beginning of period	755,741,700	373,981,504
End of period	$670,976,014	$755,741,700

Other Information
Shares
Sold	2,587,070	18,010,951
Issued in reinvestment of distributions	-	1,802,725
Redeemed	(3,209,173)	(7,814,961)
Net increase (decrease)	(622,103)	11,998,715

Fidelity® Environment and Alternative Energy Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.97	$30.16	$23.80	$24.92	$26.31	$23.89
Income from Investment Operations
Net investment income (loss) B,C	.09	.11	.24	.27	.24	.27
Net realized and unrealized gain (loss)	(2.84)	3.46	8.02	(.81)	(.25)	3.83
Total from investment operations	(2.75)	3.57	8.26	(.54)	(.01)	4.10
Distributions from net investment income	-	(.10)	(.26)	(.23)	(.22)	(.22)
Distributions from net realized gain	-	(2.66)	(1.64)	(.35)	(1.16)	(1.46)
Total distributions	-	(2.76)	(1.90)	(.58)	(1.38)	(1.68)
Redemption fees added to paid in capital B	-	-	-	-	-	- D
Net asset value, end of period	$28.22	$30.97	$30.16	$23.80	$24.92	$26.31
Total Return E,F	(8.88)%	11.02%	38.97%	(2.35)%	.39%	17.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.78% I	.79%	.85%	.85%	.87%	.87%
Expenses net of fee waivers, if any	.78% I	.79%	.85%	.85%	.87%	.87%
Expenses net of all reductions	.78% I	.79%	.85%	.85%	.87%	.86%
Net investment income (loss)	.64% I	.33%	.95%	1.08%	.96%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$670,976	$755,742	$373,982	$181,456	$160,960	$188,383
Portfolio turnover rate J	24% I	89%	28%	49%	62%	47%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Natural Resources Fund
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	18.4
Hess Corp.	9.2
Canadian Natural Resources Ltd.	8.9
Imperial Oil Ltd.	7.2
MEG Energy Corp.	4.4
Valero Energy Corp.	4.3
Tourmaline Oil Corp.	4.2
Schlumberger Ltd.	4.1
Glencore Xstrata PLC	3.9
Freeport-McMoRan, Inc.	3.7
68.3

Industries (% of Fund's net assets)

Oil, Gas & Consumable Fuels	73.0
Metals & Mining	11.8
Energy Equipment & Services	9.0
Containers & Packaging	4.7

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Natural Resources Fund
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
Containers & Packaging - 4.7%
Metal & Glass Containers - 2.0%
Aptargroup, Inc.	75,300	7,741,593
Greif, Inc. Class A	92,900	6,228,945
		13,970,538
Paper Packaging - 2.7%
Avery Dennison Corp.	55,100	10,117,462
Sealed Air Corp.	150,000	8,071,500
		18,188,962
TOTAL CONTAINERS & PACKAGING		32,159,500
Energy Equipment & Services - 9.0%
Oil & Gas Drilling - 0.3%
Helmerich & Payne, Inc.	48,100	2,056,275
Oil & Gas Equipment & Services - 8.7%
Expro Group Holdings NV (a)	226,600	3,063,632
Halliburton Co.	499,800	15,058,974
Liberty Oilfield Services, Inc. Class A (a)	189,235	2,838,525
Schlumberger Ltd.	739,400	28,208,110
TechnipFMC PLC (a)	896,100	7,330,098
Weatherford International PLC (a)	133,427	3,754,636
		60,253,975
TOTAL ENERGY EQUIPMENT & SERVICES		62,310,250
Metals & Mining - 11.8%
Copper - 5.9%
First Quantum Minerals Ltd.	849,600	15,033,848
Freeport-McMoRan, Inc.	873,900	25,867,440
		40,901,288
Diversified Metals & Mining - 4.5%
E3 Lithium Ltd. (a)	436,700	884,473
Glencore Xstrata PLC	4,912,200	26,857,744
Ivanhoe Mines Ltd. (a)	523,854	3,366,451
		31,108,668
Gold - 1.4%
Franco-Nevada Corp.	77,900	9,365,676
TOTAL METALS & MINING		81,375,632
Oil, Gas & Consumable Fuels - 73.0%
Coal & Consumable Fuels - 1.2%
Cameco Corp.	11,700	341,055
Whitehaven Coal Ltd.	1,460,272	7,778,300
		8,119,355
Integrated Oil & Gas - 28.6%
Equinor ASA sponsored ADR	537,700	20,857,383
Exxon Mobil Corp.	1,329,700	127,106,021
Imperial Oil Ltd.	1,008,200	49,483,056
		197,446,460
Oil & Gas Exploration & Production - 34.4%
Africa Oil Corp.	1,359,400	2,660,112
Antero Resources Corp. (a)	467,800	18,749,424
Canadian Natural Resources Ltd.	1,117,000	61,222,770
Deltic Energy PLC (a)	15,835,400	706,406
Hess Corp.	526,000	63,530,280
Kosmos Energy Ltd. (a)	3,452,500	24,409,175
MEG Energy Corp. (a)	2,191,312	30,633,486
Range Resources Corp.	199,500	6,555,570
Tourmaline Oil Corp.	484,600	28,651,304
		237,118,527
Oil & Gas Refining & Marketing - 7.4%
CVR Energy, Inc.	107,800	3,520,748
Delek U.S. Holdings, Inc.	156,000	4,407,000
Phillips 66 Co.	148,016	13,241,511
Valero Energy Corp.	252,800	29,607,936
		50,777,195
Oil & Gas Storage & Transport - 1.4%
Genesis Energy LP	820,548	9,501,946
TOTAL OIL, GAS & CONSUMABLE FUELS		502,963,483
TOTAL COMMON STOCKS (Cost $512,393,205)		678,808,865

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (b) (Cost $8,716,656)	8,714,913	8,716,656

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $521,109,861)	687,525,521
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,856,918
NET ASSETS - 100.0%	689,382,439

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	5,185,303	125,838,265	122,306,912	18,114	-	-	8,716,656	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	18,439,385	74,563,572	93,002,957	29,952	-	-	-	0.0%
Total	23,624,688	200,401,837	215,309,869	48,066	-	-	8,716,656

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	678,808,865	644,172,821	34,636,044	-

Money Market Funds	8,716,656	8,716,656	-	-
Total Investments in Securities:	687,525,521	652,889,477	34,636,044	-
Fidelity® Natural Resources Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$678,808,865
Unaffiliated issuers (cost $512,393,205)
Fidelity Central Funds (cost $8,716,656)	8,716,656

Total Investment in Securities (cost $521,109,861)		$687,525,521
Foreign currency held at value (cost $19)		25
Receivable for investments sold		6,179,740
Receivable for fund shares sold		1,694,793
Dividends receivable		1,709,673
Distributions receivable from Fidelity Central Funds		12,810
Prepaid expenses		4,220
Other receivables		106,290
Total assets		697,233,072
Liabilities
Payable to custodian bank	11,959
Payable for investments purchased	5,895,990
Payable for fund shares redeemed	1,415,384
Accrued management fee	296,456
Other affiliated payables	122,242
Other payables and accrued expenses	108,602
Total Liabilities		7,850,633
Net Assets		$689,382,439
Net Assets consist of:
Paid in capital		$802,501,560
Total accumulated earnings (loss)		(113,119,121)
Net Assets		$689,382,439
Net Asset Value , offering price and redemption price per share ($689,382,439 ÷ 19,207,125 shares)		$35.89

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$11,048,966
Interest		19
Income from Fidelity Central Funds (including $29,952 from security lending)		48,066
Total Income		11,097,051
Expenses
Management fee	$1,955,812
Transfer agent fees	678,114
Accounting fees	124,310
Custodian fees and expenses	22,970
Independent trustees' fees and expenses	1,164
Registration fees	65,748
Audit	17,136
Legal	186
Interest	8,330
Miscellaneous	1,564
Total expenses before reductions	2,875,334
Expense reductions	(12,038)
Total expenses after reductions		2,863,296
Net Investment income (loss)		8,233,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,021,484
Foreign currency transactions	(82,258)
Total net realized gain (loss)		1,939,226
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(441,691)
Assets and liabilities in foreign currencies	(1,521)
Total change in net unrealized appreciation (depreciation)		(443,212)
Net gain (loss)		1,496,014
Net increase (decrease) in net assets resulting from operations		$9,729,769

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,233,755	$7,161,576
Net realized gain (loss)	1,939,226	22,873,313
Change in net unrealized appreciation (depreciation)	(443,212)	124,171,738
Net increase (decrease) in net assets resulting from operations	9,729,769	154,206,627
Distributions to shareholders	(3,884,661)	(5,734,164)
Share transactions
Proceeds from sales of shares	414,666,657	383,163,467
Reinvestment of distributions	3,662,049	5,352,192
Cost of shares redeemed	(332,824,905)	(231,841,612)
Net increase (decrease) in net assets resulting from share transactions	85,503,801	156,674,047
Total increase (decrease) in net assets	91,348,909	305,146,510

Net Assets
Beginning of period	598,033,530	292,887,020
End of period	$689,382,439	$598,033,530

Other Information
Shares
Sold	11,247,110	13,086,738
Issued in reinvestment of distributions	95,416	199,634
Redeemed	(9,610,172)	(8,430,799)
Net increase (decrease)	1,732,354	4,855,573

Fidelity® Natural Resources Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$34.22	$23.21	$20.59	$25.55	$27.51	$29.13
Income from Investment Operations
Net investment income (loss) B,C	.40	.51	.30	.30	.29	.43 D
Net realized and unrealized gain (loss)	1.46	10.91	2.69	(4.88)	(1.97)	(1.64)
Total from investment operations	1.86	11.42	2.99	(4.58)	(1.68)	(1.21)
Distributions from net investment income	(.19)	(.41)	(.37)	(.30)	(.28)	(.39)
Distributions from net realized gain	-	-	-	(.08)	- E	(.02)
Total distributions	(.19)	(.41)	(.37)	(.38)	(.28)	(.41)
Redemption fees added to paid in capital B	-	-	-	-	-	- E
Net asset value, end of period	$35.89	$34.22	$23.21	$20.59	$25.55	$27.51
Total Return F,G	5.41%	49.71%	14.76%	(18.25)%	(6.06)%	(4.16)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.78% J	.82%	.89%	.84%	.81%	.83%
Expenses net of fee waivers, if any	.77% J	.81%	.89%	.84%	.81%	.83%
Expenses net of all reductions	.77% J	.81%	.88%	.84%	.80%	.82%
Net investment income (loss)	2.22% J	1.84%	1.62%	1.18%	1.02%	1.54% D
Supplemental Data
Net assets, end of period (000 omitted)	$689,382	$598,034	$292,887	$315,533	$424,167	$910,733
Portfolio turnover rate K	103% J	98%	90%	8%	26%	78%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.31 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Fidelity Natural Resources Fund may also invest in certain precious metals.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Natural Resources Fund	$ 80,977

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Environment and Alternative Energy Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred Trustee compensation, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Environment and Alternative Energy Fund	$ 663,578,371	$ 73,754,124	$ (66,338,551)	$ 7,415,573
Fidelity Natural Resources Fund	524,629,042	182,582,493	(19,686,014)	162,896,479

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Natural Resources Fund	$(81,832,559)	$(201,972,245)	$(283,804,804)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to February 28, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Environment and Alternative Energy Fund	$ (25,207,903)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environment and Alternative Energy Fund	84,393,101	106,918,841
Fidelity Natural Resources Fund	457,042,356	372,274,003
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Environment and Alternative Energy Fund	.30%	.23%	.53%
Fidelity Natural Resources Fund	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Environment and Alternative Energy Fund	.20%
Fidelity Natural Resources Fund	.18%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Environment and Alternative Energy Fund	.03
Fidelity Natural Resources Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Environment and Alternative Energy Fund	$ 2,133
Fidelity Natural Resources Fund	15,786

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Natural Resources Fund	Borrower	$ 5,089,618	1.56%	$ 7,487

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Environment and Alternative Energy Fund	1,690,788	10,206,653	(3,515,641)
Fidelity Natural Resources Fund	33,517,115	30,130,409	(2,255,377)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Environment and Alternative Energy Fund	$ 646
Fidelity Natural Resources Fund	592
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Environment and Alternative Energy Fund	$ 171	$ 1	$-
Fidelity Natural Resources Fund	$ 3,058	$ -	$-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Natural Resources Fund	$ 1,824,000	2.08%	$ 843
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Environment and Alternative Energy Fund	$ 11,599
Fidelity Natural Resources Fund	12,038
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Environment and Alternative Energy Fund	.78%
Actual		$ 1,000	$ 911.20	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.97

Fidelity® Natural Resources Fund	.77%
Actual		$ 1,000	$ 1,054.10	$ 3.99
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Environment and Alternative Energy Fund
Fidelity Natural Resources Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of each fund; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians,  subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the Fidelity Environment and Alternative Energy Fund had portfolio manager changes in July 2021 and August 2021 and the Fidelity Natural Resources Fund had a portfolio manager change in January 2021. The Board will continue to monitor closely the funds' performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below.

Fidelity Environment and Alternative Energy Fund

Fidelity Natural Resources Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2020 and May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Environment and Alternative Energy Fund

Fidelity Natural Resources Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.9901476.101
EAE-NRF-SANN-1022

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022